UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  April 30, 2025
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon High Yield ETF
BNY Mellon Concentrated International ETF
BNY Mellon Global Infrastructure Income ETF

Item 1. Reports to Stockholders.
(a)     The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon US Large Cap Core Equity ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKLC (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon US Large Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Large Cap Core Equity ETF	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$2,577	509	1.24%

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Apple, Inc. -	6.6%
Microsoft Corp. -	6.1%
NVIDIA Corp. -	5.4%
Amazon.com, Inc. -	3.6%
Meta Platforms, Inc., Class A -	2.5%
Alphabet, Inc., Class A -	1.9%
Broadcom, Inc. -	1.9%
Alphabet, Inc., Class C -	1.7%
Tesla, Inc. -	1.7%
Eli Lilly & Co. -	1.6%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.1%
Investment Companies	0.1%
Materials	2.0%
Real Estate	2.1%
Utilities	2.4%
Energy	3.3%
Consumer Staples	6.0%
Industrials	8.6%
Communication Services	9.6%
Consumer Discretionary	10.5%
Health Care	10.9%
Financials	14.1%
Information Technology	30.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4851SA0425

BNY Mellon US Mid Cap Core Equity ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKMC (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon US Mid Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Mid Cap Core Equity ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$326	401	13.96%

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
NRG Energy, Inc. -	0.7%
Anglogold Ashanti PLC -	0.7%
NiSource, Inc. -	0.6%
Insulet Corp. -	0.6%
Casey's General Stores, Inc. -	0.6%
Nutanix, Inc., Class A -	0.6%
Sprouts Farmers Market, Inc. -	0.5%
Domino's Pizza, Inc. -	0.5%
Fidelity National Financial, Inc. -	0.5%
Tapestry, Inc. -	0.5%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-1.3%
Investment Companies	1.5%
Communication Services	2.6%
Utilities	3.0%
Energy	3.1%
Materials	5.9%
Consumer Staples	6.0%
Real Estate	8.0%
Health Care	9.8%
Information Technology	11.3%
Consumer Discretionary	14.5%
Financials	15.3%
Industrials	20.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4852SA0425

BNY Mellon US Small Cap Core Equity ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKSE (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon US Small Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Small Cap Core Equity ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$87	601	21.05%

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Mr. Cooper Group, Inc. -	0.4%
CommVault Systems, Inc. -	0.4%
Casella Waste Systems, Inc., Class A -	0.4%
UGI Corp. -	0.4%
National Fuel Gas Co. -	0.4%
TG Therapeutics, Inc. -	0.4%
Corcept Therapeutics, Inc. -	0.4%
Badger Meter, Inc. -	0.4%
Ollie's Bargain Outlet Holdings, Inc. -	0.4%
MGIC Investment Corp. -	0.4%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-2.5%
Consumer Staples	2.3%
Communication Services	2.9%
Investment Companies	3.0%
Energy	4.2%
Materials	4.9%
Utilities	5.1%
Real Estate	6.6%
Consumer Discretionary	12.3%
Information Technology	12.5%
Health Care	12.8%
Industrials	17.4%
Financials	18.5%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4853SA0425

BNY Mellon International Equity ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKIE (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon International Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon International Equity ETF	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$599	985	5.20%

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
SAP SE -	1.5%
Nestle SA -	1.4%
ASML Holding NV -	1.2%
Roche Holding AG -	1.1%
Novartis AG -	1.1%
AstraZeneca PLC -	1.1%
Toyota Motor Corp. -	1.0%
Novo Nordisk A/S, Class B -	1.0%
HSBC Holdings PLC -	1.0%
Shell PLC -	1.0%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	5.5%
Israel	1.0%
United States	0.4%
Singapore	1.5%
Hong Kong	1.8%
Denmark	1.9%
Italy	2.6%
Spain	2.6%
Sweden	3.0%
Netherlands	3.7%
Australia	6.3%
Germany	8.2%
Switzerland	8.2%
France	8.6%
Canada	10.7%
United Kingdom	12.4%
Japan	21.6%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4854SA0425

BNY Mellon Emerging Markets Equity ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKEM (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon Emerging Markets Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Emerging Markets Equity ETF	$5	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$91	1,702	11.87%

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Taiwan Semiconductor Manufacturing Co. Ltd. -	8.0%
Tencent Holdings Ltd. -	4.4%
Alibaba Group Holding Ltd. -	2.9%
Samsung Electronics Co. Ltd. -	2.1%
HDFC Bank Ltd. -	1.5%
Reliance Industries Ltd. -	1.4%
Xiaomi Corp., Class B -	1.3%
ICICI Bank Ltd. -	1.1%
Meituan, Class B -	1.0%
International Holdings Co. PJSC -	1.0%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	5.4%
Hong Kong	1.0%
Indonesia	1.3%
Malaysia	1.4%
United States	0.8%
Thailand	1.6%
Mexico	2.1%
United Arab Emirates	2.6%
South Africa	2.8%
Saudi Arabia	3.7%
Brazil	4.5%
South Korea	9.6%
Taiwan	16.8%
India	20.2%
China	26.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4855SA0425

BNY Mellon Core Bond ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKAG (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon Core Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Bond ETF	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$1,888	5,050	26.80%

Portfolio Holdings (as of 4/30/25)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-1.9%
Asset Backed Securities	0.4%
Basic Materials	0.6%
Consumer, Cyclical	1.5%
Technology	1.7%
Energy	1.7%
Industrial	1.8%
Communications	2.0%
Utilities	2.4%
Investment Companies	2.8%
Consumer, Non-cyclical	4.2%
Financial	8.1%
Mortgage Securities	26.6%
Government	48.1%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-2.0%
U.S. Government Agencies - Short	-0.4%
Municipal Securities	0.3%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed	0.7%
Supranational Bank	1.4%
Foreign Governmental	1.5%
Investment Companies	2.8%
Corporate Bonds and Notes	23.9%
U.S. Government Agencies - Long	26.4%
U.S. Treasury Government Securities	44.9%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4856SA0425

BNY Mellon High Yield ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKHY (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon High Yield ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon High Yield ETF	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$191	1,700	33.90%

Portfolio Holdings (as of 4/30/25)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.3%
Diversified	0.3%
Utilities	2.7%
Investment Companies	3.0%
Technology	3.9%
Basic Materials	4.4%
Industrial	11.4%
Energy	11.6%
Financial	13.3%
Consumer, Non-cyclical	15.2%
Communications	16.5%
Consumer, Cyclical	18.0%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Allocation of Holdings

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.3%
Swap Agreements	0.0%Footnote Reference*
Futures	0.0%Footnote Reference*
Investment Companies	3.0%
Corporate Bonds and Notes	97.3%
Footnote	Description
Footnote*	Amount represents less than 0.1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4858SA0425

BNY Mellon Concentrated International ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKCI (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon Concentrated International ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated International ETFFootnote Reference*	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$164	29	9.04%

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Amadeus IT Group SA -	5.7%
SAP SE -	5.4%
Compass Group PLC -	5.1%
Alimentation Couche-Tard, Inc. -	4.4%
Air Liquide SA -	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd. -	4.2%
AIA Group Ltd. -	3.9%
Experian PLC -	3.9%
L'Oréal SA -	3.7%
Coloplast A/S, Class B -	3.7%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.3%
Australia	2.6%
United States	2.8%
Finland	3.2%
Singapore	3.3%
Ireland	3.9%
Hong Kong	3.9%
Taiwan	4.2%
United Kingdom	5.1%
Spain	5.7%
Switzerland	6.1%
Denmark	6.5%
Netherlands	7.0%
Canada	7.6%
Germany	11.3%
Japan	11.8%
France	14.7%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4864SA0425

BNY Mellon Global Infrastructure Income ETF

Semi-Annual Shareholder Report

April 30, 2025

Ticker - BKGI (Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about BNY Mellon Global Infrastructure Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Global Infrastructure Income ETFFootnote Reference*	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$113	29	28.03%

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
ENEL SpA -	8.8%
Dominion Energy, Inc. -	6.7%
Fortum OYJ -	6.7%
Hess Midstream LP, Class A -	6.4%
Orange SA -	5.3%
Pennon Group PLC -	4.8%
Engie SA -	4.6%
Bouygues SA -	4.3%
Vinci SA -	3.9%
ONEOK, Inc. -	3.8%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Country Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	1.1%
Belgium	1.1%
Spain	1.4%
China	1.9%
Germany	3.2%
Canada	3.7%
Finland	6.7%
United Kingdom	8.0%
Italy	12.5%
France	21.3%
United States	39.1%

How has the Fund changed?

  BNY Mellon ETF Investment Adviser, LLC (the "Adviser") has contractually agreed, until at least February 28, 2026, to assume the direct expenses of the Fund so that the Fund's total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund's business) do not exceed 0.55% of the Fund's average daily net assets. Prior to February 28, 2026, this expense limitation agreement may only be terminated by the Fund's board. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated February 28, 2025 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4865SA0425

Item 1. Reports to Stockholders (cont.).
(b)     Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)     The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)                  Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.
BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025
BNY Mellon US Large Cap Core Equity ETF: BKLC
BNY Mellon US Mid Cap Core Equity ETF: BKMC
BNY Mellon US Small Cap Core Equity ETF: BKSE
BNY Mellon International Equity ETF: BKIE
BNY Mellon Emerging Markets Equity ETF: BKEM
BNY Mellon Core Bond ETF: BKAG
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Contents
The Funds
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies 3
Statement of Investments 3
Statements of Assets and Liabilities 194
Statements of Operations 196
Statements of Changes in Net Assets 198
Financial Highlights 201
Notes to Financial Statements 207
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 219
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 220
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 221
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contracts 222
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Statement of Investments
April 30, 2025 (Unaudited)
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 9.6%
Alphabet, Inc., Class A 314,981 50,018,983
Alphabet, Inc., Class C 278,772 44,851,627
AT&T, Inc. 380,872 10,550,154
Charter Communications, Inc., Class A
(a),(b)
5,010 1,963,219
Comcast Corp., Class A 205,547 7,029,707
Electronic Arts, Inc. 12,313 1,786,493
Fox Corp., Class A 11,260 560,635
Fox Corp., Class B 7,285 336,858
Live Nation Entertainment, Inc.
(b)
8,046 1,065,693
Meta Platforms, Inc., Class A 117,170 64,326,330
Netflix, Inc.
(b)
22,509 25,473,886
Omnicom Group, Inc. 10,272 782,316
Pinterest, Inc., Class A
(b)
33,420 846,194
Reddit, Inc., Class A
(b)
5,363 625,165
ROBLOX Corp., Class A
(b)
28,327 1,899,325
Snap, Inc., Class A
(b)
57,572 458,273
Spotify Technology SA
(b)
7,692 4,722,734
Take-Two Interactive Software, Inc.
(b)
8,814 2,056,482
The Trade Desk, Inc., Class A
(b)
24,406 1,308,894
The Walt Disney Company 97,548 8,871,991
TKO Group Holdings, Inc., Class A
(a)
3,750 610,913
T-Mobile US, Inc. 26,981 6,662,958
Verizon Communications, Inc. 226,774 9,991,662
Warner Bros Discovery, Inc.
(b)
124,986 1,083,629
Warner Music Group Corp., Class A 6,798 206,999
248,091,120
Consumer Discretionary – 10.5%
Airbnb, Inc., Class A
(b)
22,550 2,749,296
Amazon.com, Inc.
(b)
506,044 93,324,635
Aptiv PLC
(b)
12,591 718,443
AutoZone, Inc.
(b)
882 3,318,613
Best Buy Co., Inc. 10,254 683,839
Booking Holdings, Inc. 1,822 9,290,888
Carnival Corp.
(b)
54,556 1,000,557
Carvana Co., Class A
(b)
6,280 1,534,518
Chipotle Mexican Grill, Inc., Class A
(b)
72,614 3,668,459
Coupang, Inc., Class A
(b)
59,611 1,393,109
D.R. Horton, Inc. 16,004 2,021,945
Darden Restaurants, Inc. 6,433 1,290,717
Deckers Outdoor Corp.
(b)
8,180 906,589
DoorDash, Inc., Class A
(b)
17,693 3,412,803
DraftKings, Inc., Class A
(b)
27,021 899,529
eBay, Inc. 26,894 1,833,095
Expedia Group, Inc. 6,631 1,040,603
Flutter Entertainment PLC
(b)
9,566 2,305,310
Ford Motor Co. 208,831 2,090,398
Garmin Ltd. 8,096 1,512,900
General Motors Co. 59,483 2,691,011
Genuine Parts Co. 6,858 806,158
Hilton Worldwide Holdings, Inc. 13,362 3,012,864
Las Vegas Sands Corp. 18,332 672,234
Lennar Corp., Class A 12,372 1,343,723
Lennar Corp., Class B
(a)
817 84,453
Lowe's Companies, Inc. 30,534 6,826,181
Lululemon Athletica, Inc.
(b)
5,797 1,569,654
Marriott International, Inc., Class A 13,262 3,164,048

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 10.5% (continued)
McDonald's Corp. 39,071 12,489,045
MercadoLibre, Inc.
(b)
2,542 5,925,021
NIKE, Inc., Class B 60,213 3,396,013
NVR, Inc.
(b)
164 1,168,623
O'Reilly Automotive, Inc.
(b)
3,116 4,409,763
PulteGroup, Inc. 10,774 1,105,197
Ross Stores, Inc. 17,766 2,469,474
Royal Caribbean Cruises Ltd. 12,757 2,741,607
Starbucks Corp. 59,320 4,748,566
Tesla, Inc.
(b)
150,891 42,575,405
The Home Depot, Inc. 54,006 19,468,623
The TJX Companies, Inc. 61,552 7,920,511
Tractor Supply Co. 29,713 1,504,072
Ulta Beauty, Inc.
(b)
2,473 978,418
Williams-Sonoma, Inc. 6,592 1,018,266
Yum! Brands, Inc. 15,215 2,288,945
269,374,121
Consumer Staples – 6.0%
Altria Group, Inc. 93,141 5,509,290
Archer-Daniels-Midland Co. 24,587 1,174,029
Brown-Forman Corp., Class A 8,421 291,451
Brown-Forman Corp., Class B 16,108 561,203
Bunge Global SA 6,970 548,678
Church & Dwight Co., Inc. 12,903 1,281,784
Colgate-Palmolive Co. 44,510 4,103,377
ConAgra Brands, Inc. 26,374 651,702
Constellation Brands, Inc., Class A 8,043 1,508,384
Costco Wholesale Corp. 23,959 23,827,226
Dollar General Corp. 11,505 1,077,904
Dollar Tree, Inc.
(b)
9,941 812,876
General Mills, Inc. 28,218 1,601,089
Hormel Foods Corp. 14,209 424,849
Kellanova 14,308 1,184,273
Kenvue, Inc. 103,644 2,445,998
Keurig Dr Pepper, Inc. 57,678 1,995,082
Kimberly-Clark Corp. 17,336 2,284,538
McCormick & Co., Inc. 14,032 1,075,693
Mondelez International, Inc., Class A 70,722 4,818,290
Monster Beverage Corp.
(b)
36,455 2,191,675
PepsiCo, Inc. 74,317 10,075,899
Philip Morris International, Inc. 82,854 14,197,861
SYSCO Corp. 27,793 1,984,420
Target Corp. 24,454 2,364,702
The Clorox Company 6,865 976,890
The Coca-Cola Company 209,038 15,165,707
The Estee Lauder Companies, Inc., Class A 11,640 697,934
The Hershey Company 7,881 1,317,624
The Kraft Heinz Company 35,494 1,032,875
The Kroger Company 34,940 2,523,017
The Procter & Gamble Company 127,652 20,752,386
Tyson Foods, Inc., Class A 16,457 1,007,827
Walmart, Inc. 235,752 22,926,882
154,393,415
Energy – 3.3%
Baker Hughes Co., Class A 54,379 1,925,017
Cheniere Energy, Inc. 12,269 2,835,489
Chevron Corp. 90,990 12,380,099

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 3.3% (continued)
ConocoPhillips 70,697 6,300,517
Coterra Energy, Inc. 39,669 974,271
Devon Energy Corp. 36,480 1,109,357
Diamondback Energy, Inc. 9,853 1,300,694
EOG Resources, Inc. 30,616 3,377,863
EQT Corp. 30,207 1,493,434
Expand Energy Corp. 10,227 1,062,585
Exxon Mobil Corp. 237,077 25,042,443
Halliburton Co. 45,299 897,826
Hess Corp. 15,287 1,972,787
Kinder Morgan, Inc. 102,821 2,704,192
Marathon Petroleum Corp. 17,737 2,437,241
Occidental Petroleum Corp. 37,363 1,472,476
ONEOK, Inc. 32,135 2,640,212
Phillips 66 22,243 2,314,607
Schlumberger NV 73,496 2,443,742
Targa Resources Corp. 11,688 1,997,479
Texas Pacific Land Corp.
(a)
1,210 1,559,533
The Williams Companies, Inc. 66,485 3,894,026
Valero Energy Corp. 16,831 1,953,911
84,089,801
Financials – 14.1%
Aflac, Inc. 27,460 2,984,353
American Express Co. 30,339 8,082,613
American International Group, Inc. 35,793 2,917,845
Ameriprise Financial, Inc. 5,503 2,592,023
Aon PLC, Class A 10,661 3,782,416
Apollo Global Management, Inc. 22,176 3,026,581
Arch Capital Group Ltd. 18,156 1,646,386
Ares Management Corp., Class A 9,045 1,379,634
Arthur J Gallagher & Co. 12,765 4,093,608
Bank of America Corp. 358,996 14,316,761
Berkshire Hathaway, Inc., Class B
(b)
71,109 37,918,874
BlackRock, Inc. 8,041 7,351,565
Blackstone, Inc. 37,975 5,001,687
Block, Inc., Class A
(b)
31,203 1,824,439
Blue Owl Capital, Inc., Class A 27,419 508,074
Brown & Brown, Inc. 11,975 1,324,435
Capital One Financial Corp. 20,676 3,727,056
Cboe Global Markets, Inc. 5,292 1,173,766
Chubb Ltd. 22,174 6,343,538
Cincinnati Financial Corp. 8,320 1,158,227
Citigroup, Inc. 99,154 6,780,151
Citizens Financial Group, Inc. 26,755 986,992
CME Group, Inc., Class A 19,504 5,404,168
Coinbase Global, Inc., Class A
(b)
10,887 2,208,863
Corpay, Inc.
(b)
3,774 1,227,946
Discover Financial Services 13,218 2,414,532
Erie Indemnity Co., Class A 1,169 419,227
Everest Group Ltd. 1,747 626,876
FactSet Research Systems, Inc. 2,046 884,322
Fidelity National Information Services, Inc. 30,114 2,375,392
Fifth Third Bancorp 38,795 1,394,292
First Citizens BancShares, Inc., Class A 488 868,220
Fiserv, Inc.
(b)
30,861 5,696,015
Global Payments, Inc. 13,023 993,785
Huntington Bancshares, Inc. 87,370 1,269,486

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 14.1% (continued)
Interactive Brokers Group, Inc., Class A 5,589 960,470
Intercontinental Exchange, Inc. 30,021 5,042,627
JPMorgan Chase & Co. 151,671 37,101,760
KKR & Co., Inc. 36,077 4,122,519
Loews Corp. 8,260 717,216
LPL Financial Holdings, Inc. 4,061 1,298,667
M&T Bank Corp. 9,332 1,584,200
Markel Group, Inc.
(b)
688 1,251,197
Marsh & McLennan Cos., Inc. 27,137 6,118,579
Mastercard, Inc., Class A 44,222 24,236,309
MetLife, Inc. 31,448 2,370,236
Moody's Corp. 8,633 3,911,785
Morgan Stanley 67,579 7,799,968
MSCI, Inc., Class A 4,288 2,337,432
NASDAQ, Inc. 20,323 1,548,816
Northern Trust Corp. 12,197 1,146,274
PayPal Holdings, Inc.
(b)
54,807 3,608,493
Principal Financial Group, Inc. 12,206 905,075
Prudential Financial, Inc. 19,791 2,032,734
Raymond James Financial, Inc. 10,626 1,456,187
Regions Financial Corp. 52,522 1,071,974
Robinhood Markets, Inc., Class A
(b)
26,720 1,312,219
Rocket Cos., Inc., Class A
(a)
10,010 129,229
S&P Global, Inc. 16,935 8,468,347
State Street Corp. 17,480 1,539,988
Synchrony Financial 20,685 1,074,586
T Rowe Price Group, Inc. 12,193 1,079,690
The Allstate Corp. 14,320 2,840,945
The Bank of New York Mellon Corp. 40,869 3,286,276
The Charles Schwab Corp. 79,914 6,505,000
The Goldman Sachs Group, Inc. 17,119 9,373,508
The Hartford Financial Services Group, Inc. 15,834 1,942,357
The PNC Financial Services Group, Inc. 20,695 3,325,480
The Progressive Corp. 31,343 8,830,577
The Travelers Companies, Inc. 11,893 3,141,298
Toast, Inc., Class A
(b)
21,199 754,260
TPG, Inc., Class A 3,367 156,397
Tradeweb Markets, Inc., Class A 5,900 815,970
Truist Financial Corp. 68,545 2,628,015
US Bancorp 77,186 3,113,683
Visa, Inc., Class A
(a)
92,737 32,040,634
W.R. Berkley Corp. 15,900 1,139,871
Wells Fargo & Co. 180,073 12,786,984
Willis Towers Watson PLC 5,432 1,671,970
363,283,950
Health Care – 10.9%
Abbott Laboratories 92,631 12,111,503
AbbVie, Inc. 95,437 18,619,759
Agilent Technologies, Inc. 15,688 1,688,029
Align Technology, Inc.
(b)
3,752 650,222
Alnylam Pharmaceuticals, Inc.
(b)
6,780 1,784,767
Amgen, Inc. 28,913 8,411,370
Avantor, Inc.
(b)
36,467 473,706
Baxter International, Inc. 28,821 898,351
Becton, Dickinson & Co. 15,522 3,214,451
Biogen, Inc.
(b)
6,535 791,258
BioMarin Pharmaceutical, Inc.
(b)
10,198 649,511

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 10.9% (continued)
Boston Scientific Corp.
(b)
79,854 8,214,581
Bristol-Myers Squibb Co. 108,543 5,448,859
Cardinal Health, Inc. 12,549 1,773,048
Cencora, Inc. 8,899 2,604,470
Centene Corp.
(b)
27,114 1,622,773
CVS Health Corp. 67,535 4,505,260
Danaher Corp. 34,929 6,962,398
DexCom, Inc.
(b)
20,825 1,486,488
Edwards Lifesciences Corp.
(b)
31,223 2,357,024
Elevance Health, Inc. 12,172 5,119,300
Eli Lilly & Co. 45,885 41,248,321
GE Healthcare Technologies, Inc. 23,274 1,636,860
Gilead Sciences, Inc. 66,724 7,108,775
HCA Healthcare, Inc. 9,930 3,426,644
Hologic, Inc.
(b)
13,190 767,658
Humana, Inc. 6,143 1,610,940
IDEXX Laboratories, Inc.
(b)
4,161 1,800,257
Illumina, Inc.
(b)
8,802 683,035
Incyte Corp.
(b)
9,770 612,188
Intuitive Surgical, Inc.
(b)
18,988 9,794,010
IQVIA Holdings, Inc.
(b)
9,487 1,471,149
Johnson & Johnson 130,047 20,327,647
Labcorp Holdings, Inc. 4,463 1,075,628
McKesson Corp. 6,895 4,914,687
Medtronic PLC 70,558 5,980,496
Merck & Co., Inc. 135,501 11,544,685
Mettler-Toledo International, Inc.
(b)
1,151 1,232,226
Moderna, Inc.
(b)
18,400 525,136
Molina Healthcare, Inc.
(b)
3,109 1,016,674
Natera, Inc.
(b)
6,810 1,027,833
Pfizer, Inc. 298,626 7,289,461
Quest Diagnostics, Inc. 6,074 1,082,508
Regeneron Pharmaceuticals, Inc. 5,331 3,191,990
ResMed, Inc. 8,121 1,921,347
Revvity, Inc. 7,047 658,401
Royalty Pharma PLC, Class A 23,047 756,403
STERIS PLC 5,234 1,176,289
Stryker Corp. 17,141 6,409,363
The Cigna Group 15,003 5,101,620
The Cooper Companies, Inc.
(b)
10,710 874,686
Thermo Fisher Scientific, Inc. 20,628 8,849,412
UnitedHealth Group, Inc. 49,807 20,492,592
Veeva Systems, Inc., Class A
(b)
8,147 1,903,872
Vertex Pharmaceuticals, Inc.
(b)
13,940 7,102,430
Viatris, Inc. 66,130 556,815
Waters Corp.
(b)
3,387 1,177,762
West Pharmaceutical Services, Inc. 3,907 825,510
Zimmer Biomet Holdings, Inc. 11,123 1,146,225
Zoetis, Inc. 24,701 3,863,236
281,571,899
Industrials – 8.6%
3M Co. 29,428 4,087,843
AMETEK, Inc. 12,878 2,183,851
Automatic Data Processing, Inc. 22,334 6,713,600
Axon Enterprise, Inc.
(b)
3,940 2,416,402
Booz Allen Hamilton Holding Corp., Class A 6,797 815,776
Broadridge Financial Solutions, Inc. 6,160 1,493,184

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 8.6% (continued)
Builders FirstSource, Inc.
(b)
6,032 721,608
Carlisle Companies, Inc. 2,430 922,136
Carrier Global Corp. 44,860 2,805,544
Caterpillar, Inc. 26,133 8,082,153
Cintas Corp. 18,826 3,985,088
Copart, Inc.
(b)
46,646 2,846,805
CSX Corp. 106,683 2,994,592
Cummins, Inc. 7,472 2,195,572
Deere & Co. 13,617 6,312,297
Delta Air Lines, Inc. 34,058 1,417,835
Dover Corp. 8,060 1,375,439
Eaton Corp. PLC 21,237 6,251,536
EMCOR Group, Inc. 2,206 883,944
Emerson Electric Co. 30,613 3,217,732
Equifax, Inc. 6,551 1,704,112
Expeditors International of Washington, Inc. 7,742 850,923
Fastenal Co. 29,691 2,404,080
FedEx Corp. 12,016 2,527,325
Ferguson Enterprises, Inc. 10,236 1,736,640
Fortive Corp. 18,411 1,283,063
GE Vernova, Inc. 14,769 5,476,641
General Dynamics Corp. 12,400 3,374,288
General Electric Co. 57,982 11,685,692
HEICO Corp. 2,470 619,377
HEICO Corp., Class A 3,608 724,955
Honeywell International, Inc. 35,383 7,448,122
Howmet Aerospace, Inc. 21,737 3,012,313
Hubbell, Inc., Class B 2,759 1,002,014
IDEX Corp. 3,977 691,879
Illinois Tool Works, Inc. 16,041 3,848,396
Ingersoll Rand, Inc. 21,467 1,619,256
Jacobs Solutions, Inc. 6,429 795,910
JB Hunt Transport Services, Inc. 4,175 545,172
Johnson Controls International PLC 34,925 2,930,208
L3Harris Technologies, Inc. 10,209 2,246,184
Leidos Holdings, Inc. 6,660 980,219
Lennox International, Inc. 1,560 852,930
Lockheed Martin Corp. 12,669 6,052,615
Norfolk Southern Corp. 12,175 2,727,809
Northrop Grumman Corp. 7,789 3,789,349
Old Dominion Freight Line, Inc. 10,229 1,567,901
Otis Worldwide Corp. 21,899 2,108,217
PACCAR, Inc. 27,041 2,439,369
Parker-Hannifin Corp. 6,871 4,157,367
Paychex, Inc. 17,395 2,559,152
Quanta Services, Inc. 7,951 2,327,178
Republic Services, Inc., Class A 11,002 2,758,752
Rockwell Automation, Inc. 6,237 1,544,780
Rollins, Inc. 16,437 939,046
RTX Corp. 72,865 9,190,462
Southwest Airlines Co. 32,380 905,345
SS&C Technologies Holdings, Inc. 11,979 905,612
Stanley Black & Decker, Inc. 8,495 509,870
The Boeing Company
(b)
38,495 7,053,824
Trane Technologies PLC 11,958 4,583,621
TransDigm Group, Inc. 3,013 4,257,580
TransUnion 10,545 874,813

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 8.6% (continued)
Uber Technologies, Inc.
(b)
108,910 8,822,799
Union Pacific Corp. 33,206 7,161,206
United Airlines Holdings, Inc.
(b)
17,504 1,204,625
United Parcel Service, Inc., Class B 38,203 3,640,746
United Rentals, Inc. 3,583 2,262,485
Veralto Corp. 11,376 1,090,958
Verisk Analytics, Inc., Class A 7,695 2,281,029
Vertiv Holdings Co., Class A 17,878 1,526,424
Waste Management, Inc. 21,499 5,017,007
Watsco, Inc. 1,750 804,720
Westinghouse Air Brake Technologies Corp. 9,538 1,762,050
WW Grainger, Inc. 2,238 2,292,406
Xylem, Inc. 13,160 1,586,701
220,788,454
Information Technology – 30.3%
Accenture PLC, Class A 34,164 10,220,161
Adobe, Inc.
(b)
23,681 8,879,901
Advanced Micro Devices, Inc.
(b)
86,285 8,399,845
Akamai Technologies, Inc.
(b)
7,484 603,061
Amdocs Ltd. 6,128 542,818
Amphenol Corp., Class A 64,986 5,000,673
Analog Devices, Inc. 26,949 5,252,899
ANSYS, Inc.
(b)
4,754 1,530,218
Apple, Inc. 794,797 168,894,363
Applied Materials, Inc. 43,975 6,627,472
AppLovin Corp., Class A
(b)
12,184 3,281,273
Arista Networks, Inc.
(b)
54,567 4,489,227
Astera Labs, Inc.
(b)
5,881 384,088
Atlassian Corp., Class A
(b)
8,867 2,024,425
Autodesk, Inc.
(b)
11,560 3,170,330
Bentley Systems, Inc., Class B 10,891 468,204
Broadcom, Inc. 247,965 47,725,824
Cadence Design Systems, Inc.
(b)
14,882 4,430,967
CDW Corp. 7,000 1,123,920
Cisco Systems, Inc. 217,989 12,584,505
Cloudflare, Inc., Class A
(b)
16,122 1,947,215
Cognizant Technology Solutions Corp., Class A 27,095 1,993,379
Corning, Inc. 43,438 1,927,778
Crowdstrike Holdings, Inc., Class A
(b)
12,401 5,318,417
Datadog, Inc., Class A
(b)
16,307 1,665,923
Dell Technologies, Inc., Class C 16,673 1,529,915
Entegris, Inc. 7,861 621,962
Fair Isaac Corp.
(b)
1,281 2,548,780
First Solar, Inc.
(b)
5,202 654,516
Fortinet, Inc.
(b)
33,057 3,429,994
Gartner, Inc.
(b)
4,213 1,774,010
GlobalFoundries , Inc.
(a),(b)
6,054 212,314
GoDaddy, Inc., Class A
(b)
7,287 1,372,361
Hewlett Packard Enterprise Co. 68,789 1,115,758
HP, Inc. 54,072 1,382,621
HubSpot, Inc.
(b)
2,782 1,701,193
Intel Corp. 234,114 4,705,691
International Business Machines Corp. 49,967 12,083,020
Intuit, Inc. 14,691 9,218,162
Jabil, Inc.
(a)
5,734 840,375
Keysight Technologies, Inc.
(b)
9,224 1,341,170
KLA Corp. 7,241 5,088,178

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 30.3% (continued)
LAM Research Corp. 68,740 4,926,596
Marvell Technology, Inc. 46,595 2,719,750
Microchip Technology, Inc. 26,041 1,199,969
Micron Technology, Inc. 59,028 4,542,205
Microsoft Corp. 396,071 156,551,023
MicroStrategy, Inc., Class A
(a),(b)
12,122 4,607,693
MongoDB, Inc., Class A
(b)
3,934 677,317
Monolithic Power Systems, Inc. 2,542 1,507,660
Motorola Solutions, Inc. 8,922 3,929,160
NetApp, Inc. 11,064 992,994
NVIDIA Corp. 1,270,033 138,331,994
Okta, Inc., Class A
(b)
8,913 999,682
ON Semiconductor Corp.
(b)
22,752 903,254
Oracle Corp. 87,193 12,269,799
Palantir Technologies, Inc., Class A
(b)
108,528 12,854,056
Palo Alto Networks, Inc.
(b)
34,683 6,483,293
PTC, Inc.
(b)
5,807 899,911
Pure Storage, Inc., Class A
(b)
15,820 717,595
QUALCOMM, Inc. 60,164 8,931,947
Roper Technologies, Inc. 5,860 3,282,069
Salesforce, Inc. 50,522 13,575,767
Samsara, Inc., Class A
(b)
13,574 538,345
SanDisk Corp./DE
(b)
6,286 201,843
Seagate Technology Holdings PLC 10,233 931,510
ServiceNow, Inc.
(b)
11,014 10,518,480
Skyworks Solutions, Inc. 8,841 568,300
Snowflake, Inc., Class A
(b)
16,766 2,674,009
Super Micro Computer, Inc.
(b)
27,026 861,048
Synopsys, Inc.
(b)
8,185 3,756,997
TE Connectivity PLC 16,385 2,398,436
Teledyne Technologies, Inc.
(b)
2,504 1,166,939
Teradyne, Inc. 8,584 637,019
Texas Instruments, Inc. 48,923 7,830,126
Trimble, Inc.
(b)
13,682 850,199
Tyler Technologies, Inc.
(b)
2,160 1,173,528
Ubiquiti, Inc. 166 54,191
VeriSign, Inc.
(b)
4,374 1,233,993
Western Digital Corp.
(b)
18,543 813,296
Workday, Inc., Class A
(b)
11,451 2,805,495
Zebra Technologies Corp., Class A
(b)
2,821 706,153
Zoom Communications, Inc., Class A
(b)
14,218 1,102,464
Zscaler, Inc.
(b)
5,442 1,230,817
781,063,828
Materials – 2.0%
Air Products & Chemicals, Inc. 11,614 3,148,439
Amcor PLC
(a)
73,887 679,760
Avery Dennison Corp. 4,364 746,724
Ball Corp. 16,321 847,713
CF Industries Holdings, Inc. 9,743 763,559
Corteva, Inc. 37,514 2,325,493
CRH PLC 37,753 3,602,391
Dow, Inc. 36,963 1,130,698
DuPont de Nemours, Inc. 20,740 1,368,633
Ecolab, Inc. 13,276 3,337,985
Freeport-McMoRan, Inc. 79,101 2,850,009
International Flavors & Fragrances, Inc., Class W 14,112 1,107,228
Linde PLC 26,011 11,788,966

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 2.0% (continued)
LyondellBasell Industries NV, Class A 13,259 771,806
Martin Marietta Materials, Inc. 3,288 1,722,846
Newmont Corp. 61,597 3,244,930
Nucor Corp. 12,611 1,505,375
Packaging Corp. of America 3,989 740,398
PPG Industries, Inc. 12,339 1,343,224
Reliance, Inc. 2,491 717,981
Smurfit WestRock PLC 27,314 1,147,734
Southern Copper Corp. 4,089 366,047
Steel Dynamics, Inc. 8,219 1,066,087
The Sherwin-Williams Company 12,770 4,506,788
Vulcan Materials Co. 7,118 1,867,265
Westlake Corp. 1,647 152,232
52,850,311
Real Estate – 2.1%
Alexandria Real Estate Equities, Inc.
(c)
9,757 708,944
American Tower Corp.
(c)
25,336 5,710,988
AvalonBay Communities, Inc.
(c)
7,609 1,597,738
BXP, Inc.
(c)
7,838 499,516
CBRE Group, Inc., Class A
(b)
16,848 2,058,489
CoStar Group, Inc.
(b)
21,455 1,591,317
Crown Castle, Inc.
(c)
23,439 2,478,909
Digital Realty Trust, Inc.
(c)
17,597 2,825,022
Equinix, Inc.
(c)
5,110 4,398,433
Equity Residential
(c)
20,516 1,441,454
Essex Property Trust, Inc.
(c)
3,487 973,396
Extra Space Storage, Inc.
(c)
11,389 1,668,716
Healthpeak Properties, Inc.
(c)
35,804 638,743
Invitation Homes, Inc.
(c)
30,568 1,045,120
Iron Mountain, Inc.
(c)
14,722 1,320,122
Mid-America Apartment Communities, Inc.
(c)
6,566 1,048,262
Millrose Properties, Inc., Class A
(b)(c)
6,963 174,354
Prologis, Inc.
(c)
50,352 5,145,974
Public Storage
(c)
8,449 2,538,333
Realty Income Corp.
(c)
46,871 2,711,956
SBA Communications Corp., Class A
(c)
5,933 1,444,092
Simon Property Group, Inc.
(c)
17,809 2,802,780
Sun Communities, Inc.
(c)
6,830 849,857
Ventas, Inc.
(c)
21,854 1,531,528
VICI Properties, Inc., Class A
(c)
54,953 1,759,595
Welltower, Inc.
(c)
32,568 4,969,551
Weyerhaeuser Co.
(c)
39,724 1,029,249
54,962,438
Utilities – 2.4%
Alliant Energy Corp. 13,493 823,613
Ameren Corp. 14,362 1,425,285
American Electric Power Co., Inc. 27,397 2,968,191
American Water Works Co., Inc. 10,831 1,592,265
Atmos Energy Corp.
(a)
7,592 1,219,503
CenterPoint Energy, Inc. 35,140 1,362,729
CMS Energy Corp. 16,260 1,197,549
Consolidated Edison, Inc. 18,307 2,064,114
Constellation Energy Corp. 16,955 3,788,425
Dominion Energy, Inc. 43,997 2,392,557
DTE Energy Co. 12,082 1,655,234
Duke Energy Corp. 40,564 4,949,619
Edison International 19,655 1,051,739

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 2.4% (continued)
Entergy Corp. 24,096 2,004,064
Evergy, Inc. 14,293 987,646
Eversource Energy 20,629 1,227,013
Exelon Corp. 53,931 2,529,364
FirstEnergy Corp. 30,198 1,294,890
NextEra Energy, Inc. 110,872 7,415,119
PG&E Corp. 116,345 1,922,020
PPL Corp. 41,282 1,506,793
Public Service Enterprise Group, Inc. 28,009 2,238,760
Sempra 33,499 2,487,971
The Southern Company 58,227 5,350,479
Vistra Corp. 18,161 2,354,211
WEC Energy Group, Inc. 18,068 1,978,807
Xcel Energy, Inc. 31,254 2,209,658
61,997,618
Total Common Stocks (cost $2,303,941,813) 2,572,466,955
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(d)(e)
(cost $2,805,124) 2,805,124 2,805,124
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(d)(e)
(cost $59,822) 59,822 59,822
Total Investments (cost $2,306,806,759) 99.9% 2,575,331,901
Cash and Receivables (Net) 0.1% 1,644,733
Net Assets 100.0% 2,576,976,634
(a)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $14,123,546 and the value of the collateral was $14,482,092, consisting of cash collateral of $59,822 and U.S. Government & Agency securities valued at $14,422,270. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust within the United States.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of April 30, 2025.
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
10/31/24 Purchases ($)
1
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 1,648,039 23,831,249 (22,674,164) 2,805,124 102,103
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 147,604 22,345,460 (22,433,242) 59,822 29,698
2
Total – 0.1% 1,795,643 46,176,709 (45,107,406) 2,864,946 131,801
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
S&P 500 E-Mini Future 13 6/20/2025 3,587,362 3,631,550 44,188
Gross Unrealized Appreciation 44,188

STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 2.6%
EchoStar Corp., Class A
(a),(b)
12,593 283,091
Frontier Communications Parent, Inc.
(b)
19,655 712,494
Liberty Broadband Corp., Class A
(b)
1,813 161,448
Liberty Broadband Corp., Class C
(b)
11,820 1,068,410
Match Group, Inc.
(a)
24,325 721,479
News Corp., Class A 40,849 1,107,825
News Corp., Class B 10,486 329,470
Paramount Global, Class B
(a)
61,785 725,356
Roku, Inc., Class A
(b)
13,495 920,089
Sirius XM Holdings, Inc.
(a)
20,383 436,604
The Interpublic Group of Companies., Inc. 38,443 965,688
The New York Times Company, Class A 15,943 829,992
Trump Media & Technology Group Corp.
(a),(b)
10,436 256,099
8,518,045
Consumer Discretionary – 14.5%
Abercrombie & Fitch Co., Class A
(b)
5,168 358,763
ADT, Inc. 37,034 297,013
Amer Sports, Inc.
(b)
9,993 242,330
Aramark 26,351 880,914
Autoliv, Inc. 7,221 673,214
AutoNation, Inc.
(b)
2,833 493,367
Bath & Body Works, Inc. 21,138 644,920
Birkenstock Holding PLC
(a),(b)
2,667 137,164
BorgWarner, Inc. 22,745 645,503
Bright Horizons Family Solutions, Inc.
(b)
6,048 758,540
Burlington Stores, Inc.
(b)
6,661 1,498,991
Caesars Entertainment, Inc.
(a),(b)
22,239 601,787
CarMax, Inc.
(b)
16,192 1,047,137
Cava Group, Inc.
(b)
10,346 956,281
Chewy, Inc., Class A
(b)
15,640 586,500
Choice Hotels International, Inc.
(a)
3,081 388,545
Churchill Downs, Inc. 7,147 646,160
Crocs, Inc.
(b)
5,969 575,531
Dick's Sporting Goods, Inc. 5,932 1,113,674
Dillard's, Inc., Class A 822 284,954
Domino's Pizza, Inc. 3,615 1,772,688
Duolingo, Inc., Class A
(b)
3,952 1,539,225
Dutch Bros, Inc., Class A
(b)
11,470 685,218
Etsy, Inc.
(b)
12,252 532,717
Floor & Decor Holdings, Inc., Class A
(b)
11,086 791,984
GameStop Corp., Class A
(a),(b)
42,839 1,193,495
Gentex Corp. 23,775 517,819
H&R Block, Inc. 14,144 853,873
Hasbro, Inc. 13,422 830,822
Hyatt Hotels Corp., Class A 4,276 481,820
Levi Strauss & Co., Class A 10,674 170,891
Light & Wonder, Inc.
(b)
7,409 632,580
Lithia Motors, Inc., Class A 2,718 795,722
LKQ Corp. 25,998 993,384
Lucid Group, Inc., Class A
(a),(b)
126,761 318,170
Mattel, Inc.
(b)
34,266 544,487
MGM Resorts International
(b)
23,648 743,966
Mobileye Global, Inc., Class A
(a),(b)
10,630 154,985
Mohawk Industries, Inc.
(b)
5,477 582,479
Murphy USA, Inc. 1,934 964,234
Norwegian Cruise Line Holdings Ltd.
(b)
47,056 754,308

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 14.5% (continued)
Penske Automotive Group, Inc. 1,914 297,952
Planet Fitness, Inc., Class A
(b)
8,838 835,986
Pool Corp. 4,005 1,174,026
Ralph Lauren Corp., Class A 4,182 940,741
RH
(b)
1,548 284,878
Rivian Automotive, Inc., Class A
(a),(b)
76,180 1,040,619
Service Corp. International 14,450 1,154,555
SharkNinja, Inc.
(b)
5,443 438,161
Skechers USA, Inc., Class A
(b)
13,659 655,905
Somnigroup International, Inc.
(a)
17,597 1,074,473
Tapestry, Inc. 24,505 1,731,278
Texas Roadhouse, Inc., Class A 7,063 1,172,175
The Gap, Inc. 21,193 464,127
Toll Brothers, Inc. 10,523 1,061,455
TopBuild Corp.
(b)
3,091 914,194
Vail Resorts, Inc. 3,873 539,122
VF Corp. 38,333 455,396
Viking Holdings Ltd.
(b)
11,016 451,986
Wingstop, Inc. 3,013 795,101
Wyndham Hotels & Resorts, Inc. 7,748 660,904
Wynn Resorts Ltd. 9,863 792,098
Yum China Holdings, Inc. 38,531 1,668,778
47,290,065
Consumer Staples – 6.0%
Albertsons Companies, Inc., Class A 43,196 949,448
BellRing Brands, Inc.
(b)
13,472 1,039,230
BJ's Wholesale Club Holdings, Inc.
(b)
13,723 1,613,276
Casey's General Stores, Inc. 3,944 1,824,455
Celsius Holdings, Inc.
(b)
16,482 576,211
Coca-Cola Consolidated, Inc. 556 753,830
Coty, Inc., Class A
(b)
37,080 187,254
ELF Beauty, Inc.
(b)
5,785 357,918
Freshpet, Inc.
(b)
4,720 347,109
Ingredion, Inc. 6,821 905,965
Lamb Weston Holdings, Inc. 14,884 786,024
Maplebear, Inc.
(b)
15,088 601,860
Molson Coors Beverage Co., Class B 17,454 1,004,129
Performance Food Group Co.
(b)
16,172 1,304,434
Pilgrim's Pride Corp. 4,293 234,312
Post Holdings, Inc.
(b)
4,984 564,039
Primo Brands Corp. 9,531 311,378
Sprouts Farmers Market, Inc.
(b)
10,389 1,776,519
The Campbell's Company 20,566 749,836
The JM Smucker Company 10,911 1,268,622
US Foods Holding Corp.
(b)
23,279 1,528,499
Walgreens Boots Alliance, Inc. 74,906 821,719
19,506,067
Energy – 3.1%
Antero Midstream Corp. 35,427 586,317
Antero Resources Corp.
(b)
30,453 1,060,678
APA Corp. 36,252 563,356
Chord Energy Corp. 6,275 566,193
DT Midstream, Inc. 10,589 1,029,251
Hess Midstream LP, Class A 10,944 406,789
HF Sinclair Corp. 15,834 476,128
Kinetik Holdings, Inc., Class A 4,335 179,209
Matador Resources Co. 12,108 478,750

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 3.1% (continued)
NOV, Inc. 41,839 485,751
Ovintiv, Inc. 27,734 931,308
Permian Resources Corp., Class A 61,758 728,744
Range Resources Corp. 25,657 870,542
Scorpio Tankers, Inc. 4,882 184,003
TechnipFMC PLC 44,312 1,248,269
Viper Energy, Inc., Class A 10,956 441,855
10,237,143
Financials – 15.3%
Affirm Holdings, Inc., Class A
(b)
24,377 1,212,999
AGNC Investment Corp.
(a)(c)
94,399 833,543
Ally Financial, Inc. 28,819 941,228
American Financial Group, Inc. 7,532 954,003
Annaly Capital Management, Inc.
(c)
58,942 1,155,263
Assurant, Inc. 5,317 1,024,799
Axis Capital Holdings Ltd. 8,058 776,147
BOK Financial Corp. 2,685 250,161
CNA Financial Corp. 2,376 114,428
Comerica, Inc. 14,180 762,175
Commerce Bancshares, Inc. 13,274 806,263
Corebridge Financial, Inc. 26,654 789,758
Cullen/Frost Bankers, Inc. 6,357 740,400
East West Bancorp, Inc. 14,657 1,253,906
Equitable Holdings, Inc. 32,643 1,614,196
Evercore, Inc., Class A 3,851 790,572
Fidelity National Financial, Inc. 27,311 1,749,270
First American Financial Corp. 10,420 633,640
First Horizon Corp. 52,795 954,534
Franklin Resources, Inc. 32,422 608,237
Freedom Holding Corp.
(a),(b)
1,736 247,953
Globe Life, Inc. 8,755 1,079,842
Hamilton Lane, Inc., Class A 4,044 624,758
Houlihan Lokey, Inc., Class A 5,593 906,513
Invesco Ltd. 35,887 499,906
Jack Henry & Associates, Inc. 7,606 1,319,109
Jackson Financial, Inc., Class A 7,881 614,009
Jefferies Financial Group, Inc. 17,350 810,765
KeyCorp 103,329 1,533,402
Kinsale Capital Group, Inc. 2,322 1,010,674
MarketAxess Holdings, Inc. 3,916 867,746
Morningstar, Inc. 2,825 804,334
Old National Bancorp 34,481 709,964
Old Republic International Corp. 24,171 908,830
Pinnacle Financial Partners, Inc. 8,247 826,679
Popular, Inc. 7,251 691,890
Primerica, Inc. 3,486 913,576
Prosperity Bancshares, Inc. 9,739 661,278
Reinsurance Group of America, Inc., Class A 6,909 1,294,125
RenaissanceRe Holdings Ltd. 5,380 1,301,583
RLI Corp. 8,656 640,631
Ryan Specialty Holdings, Inc., Class A 10,854 711,045
SEI Investments Co. 10,167 795,974
Shift4 Payments, Inc., Class A
(a),(b)
7,147 584,625
SoFi Technologies, Inc.
(b)
107,776 1,348,278
SouthState Corp. 10,104 876,825
Starwood Property Trust, Inc.
(c)
33,146 636,072
StepStone Group, Inc., Class A 6,832 341,668

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.3% (continued)
Stifel Financial Corp. 10,266 879,694
Synovus Financial Corp. 14,615 633,122
The Carlyle Group, Inc. 23,397 904,060
Unum Group 19,085 1,482,141
UWM Holdings Corp. 16,421 77,179
Voya Financial, Inc. 10,148 600,762
Webster Financial Corp. 18,475 873,867
Western Alliance Bancorp 11,754 819,371
WEX, Inc.
(b)
3,942 513,919
Wintrust Financial Corp. 7,048 783,526
Zions Bancorp NA 15,733 707,513
49,802,730
Health Care – 9.8%
Bio-Rad Laboratories, Inc., Class A
(b)
2,076 506,710
Bio-Techne Corp. 16,393 825,388
Bruker Corp. 11,380 455,883
Charles River Laboratories International, Inc.
(b)
5,326 631,770
Chemed Corp. 1,536 893,199
DaVita, Inc.
(b)
4,437 628,057
Doximity, Inc., Class A
(b)
12,957 736,994
Elanco Animal Health, Inc.
(b)
51,751 490,599
Encompass Health Corp. 10,495 1,227,810
Exact Sciences Corp.
(b)
19,311 881,354
Exelixis, Inc.
(b)
26,404 1,033,717
Glaukos Corp.
(b)
5,642 531,759
Globus Medical, Inc., Class A
(b)
14,037 1,007,435
Halozyme Therapeutics, Inc.
(b)
13,260 814,429
HealthEquity, Inc.
(b)
8,936 765,994
Henry Schein, Inc.
(b)
11,730 762,098
Insmed, Inc.
(b)
18,383 1,323,576
Insulet Corp.
(b)
7,361 1,857,107
Jazz Pharmaceuticals PLC
(b)
6,151 719,421
Lantheus Holdings, Inc.
(b)
7,151 746,135
Madrigal Pharmaceuticals, Inc.
(b)
1,665 555,960
Masimo Corp.
(b)
4,706 757,478
Medpace Holdings, Inc.
(b)
2,535 781,769
Neurocrine Biosciences, Inc.
(b)
10,443 1,124,607
Penumbra, Inc.
(b)
3,862 1,130,948
QIAGEN NV 22,510 962,303
Repligen Corp.
(b)
5,430 749,286
REVOLUTION Medicines, Inc.
(b)
18,171 733,745
Roivant Sciences Ltd.
(a),(b)
36,974 429,638
Sarepta Therapeutics, Inc.
(b)
9,525 594,360
Solventum Corp.
(b)
14,500 958,740
Summit Therapeutics, Inc.
(a),(b)
11,451 276,198
Teleflex, Inc. 4,864 666,611
Tempus AI, Inc., Class A
(a),(b)
7,210 372,541
Tenet Healthcare Corp.
(b)
9,115 1,302,989
The Ensign Group, Inc. 5,809 749,303
United Therapeutics Corp.
(b)
4,315 1,307,833
Universal Health Services, Inc., Class B 5,962 1,055,691
Vaxcyte, Inc.
(b)
12,517 448,609
31,798,044
Industrials – 20.3%
A.O. Smith Corp. 12,390 840,785
AAON, Inc. 6,560 598,731
Acuity, Inc. 3,321 809,029

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 20.3% (continued)
Advanced Drainage Systems, Inc. 7,003 794,771
AECOM 14,142 1,395,108
AGCO Corp. 6,401 542,997
Alaska Air Group, Inc.
(b)
12,898 570,995
Allegion PLC 9,262 1,289,270
Allison Transmission Holdings, Inc. 8,997 829,883
American Airlines Group, Inc.
(a),(b)
70,930 705,754
API Group Corp.
(b)
21,093 797,948
Applied Industrial Technologies, Inc. 4,012 976,039
BWX Technologies, Inc. 9,634 1,051,262
CACI International, Inc., Class A
(b)
2,375 1,087,441
CH Robinson Worldwide, Inc. 12,258 1,093,659
Chart Industries, Inc.
(b)
4,487 605,655
Clean Harbors, Inc.
(b)
5,349 1,144,365
CNH Industrial NV 80,643 933,040
Comfort Systems USA, Inc. 3,671 1,459,406
Core & Main, Inc., Class A
(b)
10,652 561,147
Crane Co. 5,120 824,218
Curtiss-Wright Corp. 3,949 1,361,971
Dayforce, Inc.
(b)
15,923 921,464
Donaldson Co., Inc. 12,370 813,080
Esab Corp. 5,966 716,636
ExlService Holdings, Inc.
(b)
16,015 776,407
Flowserve Corp. 13,365 604,499
Fluor Corp.
(b)
17,848 622,717
Fortune Brands Innovations, Inc. 12,826 690,295
FTAI Aviation Ltd. 10,627 1,138,258
FTI Consulting, Inc.
(b)
3,593 597,444
Generac Holdings, Inc.
(b)
6,191 708,127
Genpact Ltd. 16,733 841,001
Graco, Inc. 17,737 1,447,517
Huntington Ingalls Industries, Inc. 4,076 938,866
ITT, Inc. 8,459 1,159,052
Joby Aviation, Inc.
(a),(b)
47,340 298,242
KBR, Inc. 13,846 731,207
Kirby Corp.
(b)
6,030 581,111
Knight-Swift Transportation Holdings, Inc., Class A 17,117 670,473
Landstar System, Inc. 3,615 484,952
Leonardo DRS, Inc. 5,449 201,395
Lincoln Electric Holdings, Inc. 5,826 1,026,541
Masco Corp. 22,794 1,381,544
MasTec, Inc.
(b)
6,684 851,007
MSA Safety, Inc. 3,820 601,344
Mueller Industries, Inc. 11,950 879,042
Nordson Corp. 5,681 1,076,947
nVent Electric PLC 17,609 966,910
Oshkosh Corp. 6,747 565,129
Owens Corning 8,998 1,308,399
Parsons Corp.
(b)
4,762 318,387
Paycom Software, Inc. 5,359 1,213,224
Paylocity Holding Corp.
(b)
4,564 876,744
Pentair PLC 17,230 1,563,278
RBC Bearings, Inc.
(b)
3,251 1,068,181
Regal Rexnord Corp. 6,918 732,201
Robert Half, Inc. 10,684 473,301
Rocket Lab USA, Inc.
(b)
29,839 650,192
Saia, Inc.
(b)
2,774 676,856

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 20.3% (continued)
Simpson Manufacturing Co., Inc. 4,511 693,296
SiteOne Landscape Supply, Inc.
(b)
4,624 530,881
Snap-On, Inc. 5,436 1,705,871
SPX Technologies, Inc.
(b)
4,650 623,798
Standardaero, Inc.
(b)
7,973 215,431
Symbotic, Inc.
(a),(b)
4,815 103,908
Tetra Tech, Inc. 27,941 871,480
Textron, Inc. 19,785 1,392,270
The AZEK Company., Inc., Class A
(b)
14,357 711,533
The Middleby Corp.
(b)
5,513 735,159
The Toro Company 10,666 728,275
Trex Co., Inc.
(a),(b)
11,529 666,607
UFP Industries, Inc. 6,221 614,946
U-Haul Holding Co.
(b)
929 57,031
U-Haul Holding Co., Class B 10,684 585,483
Ul Solutions, Inc., Class A 6,460 369,447
Watts Water Technologies, Inc., Class A 2,892 600,813
WESCO International, Inc. 4,773 777,808
Willscot Holdings Corp., Class A 18,840 473,261
Woodward, Inc. 6,195 1,161,996
XPO, Inc.
(b)
11,932 1,266,224
66,330,962
Information Technology – 11.3%
Amkor Technology, Inc. 12,287 214,408
Appfolio, Inc., Class A
(b)
2,351 485,529
Arrow Electronics, Inc.
(b)
5,484 610,698
Aurora Innovation, Inc.
(a),(b)
102,973 745,525
BILL Holdings, Inc.
(b)
10,419 474,794
CCC Intelligent Solutions Holdings, Inc.
(b)
42,755 395,911
Ciena Corp.
(b)
14,963 1,004,915
Cognex Corp. 17,992 491,182
Coherent Corp.
(b)
13,248 852,111
Confluent, Inc., Class A
(b)
25,493 606,988
Credo Technology Group Holding Ltd.
(b)
13,579 584,576
DocuSign, Inc., Class A
(b)
21,016 1,718,058
Dolby Laboratories, Inc., Class A 6,150 472,258
Dropbox, Inc., Class A
(b)
22,918 654,309
Dynatrace, Inc.
(b)
28,431 1,335,404
Elastic NV
(b)
9,081 782,782
Enphase Energy, Inc.
(b)
13,687 610,303
EPAM Systems, Inc.
(b)
5,768 905,057
F5, Inc.
(b)
6,217 1,645,889
Fabrinet
(b)
3,767 772,461
Flex Ltd.
(b)
40,037 1,374,871
GEN Digital, Inc. 56,964 1,473,659
Gitlab, Inc., Class A
(b)
12,529 584,728
Globant SA
(b)
4,467 525,185
Guidewire Software, Inc.
(b)
8,250 1,689,352
Informatica, Inc., Class A
(b)
11,397 214,606
Juniper Networks, Inc. 34,156 1,240,546
Klaviyo, Inc., Class A
(b)
8,244 250,947
Kyndryl Holdings, Inc.
(b)
24,108 781,581
Lattice Semiconductor Corp.
(b)
14,184 694,023
Littelfuse, Inc. 2,462 448,847
MACOM Technology Solutions Holdings, Inc.
(b)
5,893 611,399
Manhattan Associates, Inc.
(b)
6,327 1,122,347
MKS Instruments, Inc. 6,372 446,932

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 11.3% (continued)
Nutanix, Inc., Class A
(b)
26,140 1,795,818
Onto Innovation, Inc.
(b)
5,133 626,072
Pegasystems, Inc. 4,298 395,760
Procore Technologies, Inc.
(b)
8,848 567,068
Qorvo, Inc.
(b)
9,821 703,871
Rubrik, Inc., Class A
(b)
8,783 619,465
SentinelOne, Inc., Class A
(b)
29,837 551,984
SPS Commerce, Inc.
(b)
3,898 559,402
TD Synnex Corp. 7,831 867,675
Twilio, Inc., Class A
(b)
15,226 1,472,506
UiPath, Inc., Class A
(b)
43,808 523,068
Unity Software, Inc.
(a),(b)
32,031 674,893
Universal Display Corp. 4,625 581,039
Vertex, Inc., Class A
(a),(b)
5,852 234,256
36,995,058
Materials – 5.9%
Albemarle Corp. 12,281 719,053
Alcoa Corp. 26,867 659,047
Amcor PLC 35 322
Anglogold Ashanti PLC 52,445 2,211,081
AptarGroup, Inc. 6,939 1,040,503
ATI, Inc.
(b)
14,711 799,984
Axalta Coating Systems Ltd.
(b)
23,194 753,805
Carpenter Technology Corp. 5,173 1,011,891
Celanese Corp. 11,238 500,203
Crown Holdings, Inc. 12,481 1,202,295
Eagle Materials, Inc. 3,608 816,815
Eastman Chemical Co. 12,209 940,093
Element Solutions, Inc. 23,534 480,329
FMC Corp. 12,993 544,667
Graphic Packaging Holding Co. 30,677 776,435
International Paper Co. 36,045 1,646,536
Louisiana-Pacific Corp. 6,725 580,435
Royal Gold, Inc. 6,871 1,255,400
RPM International, Inc. 13,291 1,418,814
The Mosaic Company 33,278 1,011,651
United States Steel Corp. 23,356 1,020,891
19,390,250
Real Estate – 8.0%
Agree Realty Corp.
(c)
11,339 880,020
American Homes 4 Rent, Class A
(c)
35,219 1,316,838
Americold Realty Trust, Inc.
(c)
29,182 564,380
Brixmor Property Group, Inc.
(c)
32,469 808,803
Camden Property Trust
(c)
11,043 1,256,693
CubeSmart
(c)
23,410 952,085
EastGroup Properties, Inc.
(c)
5,111 835,240
Equity LifeStyle Properties, Inc.
(c)
19,227 1,245,525
Federal Realty Investment Trust
(c)
8,133 764,665
First Industrial Realty Trust, Inc.
(c)
13,557 645,042
Gaming and Leisure Properties, Inc.
(c)
27,906 1,335,581
Healthcare Realty Trust, Inc., Class A
(c)
36,975 574,222
Host Hotels & Resorts, Inc.
(c)
73,960 1,044,315
Jones Lang LaSalle, Inc.
(b)
4,881 1,109,988
Kimco Realty Corp.
(c)
70,055 1,399,699
Lamar Advertising Co., Class A
(c)
9,320 1,060,709
Lineage, Inc.
(c)
7,425 358,108
NNN REIT, Inc.
(c)
19,484 800,987

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 8.0% (continued)
OMEGA Healthcare Investors, Inc.
(c)
28,284 1,104,490
Regency Centers Corp.
(c)
17,323 1,250,374
Rexford Industrial Realty, Inc.
(c)
23,104 764,742
Ryman Hospitality Properties, Inc.
(c)
6,074 534,208
STAG Industrial, Inc.
(c)
18,911 624,630
UDR, Inc.
(c)
31,940 1,337,647
Vornado Realty Trust
(c)
16,229 572,559
W.P. Carey, Inc.
(c)
22,908 1,430,376
Zillow Group, Inc., Class A
(b)
4,678 308,655
Zillow Group, Inc., Class C
(b)
16,674 1,122,661
26,003,242
Utilities – 3.0%
Brookfield Renewable Corp. 15,471 440,305
Essential Utilities, Inc. 28,626 1,177,387
NiSource, Inc. 48,704 1,904,813
NRG Energy, Inc. 21,160 2,318,713
OGE Energy Corp. 21,241 963,917
Pinnacle West Capital Corp. 12,076 1,149,394
Talen Energy Corp.
(b)
4,794 1,031,093
The AES Corp. 74,105 741,050
9,726,672
Total Common Stocks (cost $315,567,990) 325,598,278
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(d)(e)
(cost $525,654) 525,654 525,654
Investment of Cash Collateral for Securities Loaned – 1.3%
Registered Investment Companies – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(d)(e)
(cost $4,353,368) 4,353,368 4,353,368
Total Investments (cost $320,447,012) 101.3% 330,477,300
Liabilities, Less Cash and Receivables (1.3)% (4,290,513)
Net Assets 100.0% 326,186,787
REIT—Real Estate Investment Trust
(a)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $12,418,520 and the value of the collateral was $12,883,072, consisting of cash collateral of $4,353,368 and U.S. Government & Agency securities valued at $8,529,704. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust within the United States.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of April 30, 2025.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
10/31/24 Purchases ($)
1
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 826,111 11,403,449 (11,703,906) 525,654 32,174
Investment of Cash Collateral for Securities Loaned – 1.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 3,924,945 32,794,082 (32,365,659) 4,353,368 62,075
2
Total – 1.5% 4,751,056 44,197,531 (44,069,565) 4,879,022 94,249
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-Mini 2 6/20/2025 600,740 571,560 (29,180)
Gross Unrealized Depreciation (29,180)

STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.5%
Communication Services – 2.9%
Angi, Inc., Class A
(a)
1,763 20,204
Ast Spacemobile, Inc., Class A
(a)(b)
7,465 173,263
Atlanta Braves Holdings, Inc., Class C
(a)
2,113 84,224
Cargurus, Inc., Class A
(a)
3,743 104,654
Cinemark Holdings, Inc.
(b)
5,250 157,027
Cogent Communications Holdings, Inc. 2,202 119,679
Globalstar, Inc.
(a)
2,441 46,916
Grindr, Inc.
(a)
1,176 25,837
IAC, Inc.
(a)
3,439 120,159
Iridium Communications, Inc. 5,056 122,001
John Wiley & Sons, Inc., Class A 2,034 88,764
Liberty Global Ltd., Class A
(a)
8,348 91,411
Liberty Global Ltd., Class C
(a)
7,812 88,588
Lumen Technologies, Inc.
(a)
47,513 168,196
Madison Square Garden Sports Corp.
(a)
801 154,248
Nexstar Media Group, Inc., Class A 1,454 217,606
Playtika Holding Corp. 3,399 17,913
Rumble, Inc.
(a)(b)
4,035 31,150
TEGNA, Inc. 7,937 128,817
Telephone & Data Systems, Inc. 4,818 180,627
TripAdvisor, Inc.
(a)
5,377 66,944
United States Cellular Corp.
(a)
728 49,984
Yelp, Inc., Class A
(a)
3,135 109,976
Ziff Davis, Inc.
(a)
2,102 62,072
ZoomInfo Technologies, Inc., Class A
(a)
13,676 117,066
2,547,326
Consumer Discretionary – 12.3%
Academy Sports & Outdoors, Inc. 3,399 128,074
Acushnet Holdings Corp.
(b)
1,344 89,000
Adtalem Global Education, Inc.
(a)
1,823 193,603
Advance Auto Parts, Inc. 2,969 97,146
American Eagle Outfitters, Inc. 8,785 92,506
Asbury Automotive Group, Inc.
(a)
958 208,978
Boot Barn Holdings, Inc.
(a)
1,502 156,719
Boyd Gaming Corp. 3,027 209,287
Brinker International, Inc.
(a)
2,198 295,191
Brunswick Corp. 3,255 149,893
Capri Holdings Ltd.
(a)(b)
5,916 88,977
Cavco Industries, Inc.
(a)
373 184,206
Century Communities, Inc. 1,369 74,665
Columbia Sportswear Co.
(b)
1,498 93,131
Dorman Products, Inc.
(a)
1,254 142,078
Dream Finders Homes, Inc., Class A
(a)(b)
1,256 28,461
Five Below, Inc.
(a)
2,690 204,144
Foot Locker, Inc.
(a)
4,117 50,516
Frontdoor, Inc.
(a)
3,783 155,519
Global Business Travel Group, Inc.
(a)
6,169 41,394
Graham Holdings Co., Class B 150 138,007
Grand Canyon Education, Inc.
(a)
1,401 249,896
Green Brick Partners, Inc.
(a)
1,552 91,552
Group 1 Automotive, Inc. 643 259,534
Hanesbrands, Inc.
(a)
17,223 79,054
Harley-Davidson, Inc. 5,580 125,104
Hilton Grand Vacations, Inc.
(a)
3,254 109,432
Installed Building Products, Inc.
(b)
1,206 199,991
International Game Technology PLC 5,152 84,493

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Consumer Discretionary – 12.3% (continued)
KB Home 3,120 168,574
Kontoor Brands, Inc. 2,680 161,202
Laureate Education, Inc., Class A
(a)
6,470 129,853
LCI Industries 1,195 92,111
Lear Corp. 2,826 242,329
LGI Homes, Inc.
(a)
1,035 56,521
Life Time Group Holdings, Inc.
(a)
4,643 142,354
M/I Homes, Inc.
(a)
1,290 137,617
Macy's, Inc. 12,274 140,169
Marriott Vacations Worldwide Corp. 1,645 90,162
Meritage Homes Corp. 3,747 255,321
Mister Car Wash, Inc.
(a)
4,905 33,648
Modine Manufacturing Co.
(a)
2,447 199,773
Newell Brands, Inc. 19,359 92,536
Nordstrom, Inc. 4,947 119,421
Ollie's Bargain Outlet Holdings, Inc.
(a)
3,009 319,285
Patrick Industries, Inc. 1,548 119,165
Peloton Interactive, Inc., Class A
(a)
17,071 117,619
Penn Entertainment, Inc.
(a)
6,812 103,679
Polaris, Inc. 2,565 87,107
PVH Corp. 2,934 202,387
QuantumScape Corp., Class A
(a)(b)
17,958 70,216
Red Rock Resorts, Inc., Class A 2,448 104,530
Rush Street Interactive, Inc.
(a)
4,137 50,182
Shake Shack, Inc., Class A
(a)
1,886 165,478
Signet Jewelers Ltd. 2,074 122,988
SIX Flags Entertainment Corp. 4,589 157,907
Skyline Champion Corp.
(a)
2,793 241,594
Steven Madden Ltd. 3,398 71,358
Strategic Education, Inc. 1,110 90,554
Stride, Inc.
(a)
2,067 294,031
Sweetgreen, Inc., Class A
(a)
5,058 98,530
Taylor Morrison Home Corp., Class A
(a)
4,881 279,925
The Goodyear Tire & Rubber Company
(a)
13,941 151,678
The Wendy's Company 8,461 105,763
Thor Industries, Inc. 2,514 182,064
Travel + Leisure Co. 3,214 141,191
TRI Pointe Group, Inc.
(a)
4,503 138,467
Under Armour, Inc., Class A
(a)(b)
9,400 53,768
Under Armour, Inc., Class C
(a)(b)
6,510 35,414
United Parks & Resorts, Inc.
(a)(b)
1,317 57,487
Urban Outfitters, Inc.
(a)
3,100 163,618
Valvoline, Inc.
(a)
6,306 216,044
Victoria's Secret & Co.
(a)
3,535 66,458
Visteon Corp.
(a)
1,363 107,936
Warby Parker, Inc., Class A
(a)
4,424 73,040
Wayfair, Inc., Class A
(a)(b)
4,794 144,587
Whirlpool Corp. 2,669 203,591
YETI Holdings, Inc.
(a)
4,213 120,281
10,740,064
Consumer Staples – 2.3%
Cal-Maine Foods, Inc. 1,995 186,273
Central Garden & Pet Co.
(a)
524 17,585
Central Garden & Pet Co., Class A
(a)
2,482 73,393
Darling Ingredients, Inc.
(a)
7,837 252,273
Energizer Holdings, Inc. 3,232 87,393
Flowers Foods, Inc. 9,059 159,348

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Consumer Staples – 2.3% (continued)
Inter Parfums, Inc. 891 97,297
J&J Snack Foods Corp. 754 97,711
Lancaster Colony Corp. 960 156,269
National Beverage Corp. 1,168 51,859
PriceSmart, Inc. 1,255 127,370
Reynolds Consumer Products, Inc. 3,400 78,200
Seaboard Corp. 16 41,376
Spectrum Brands Holdings, Inc. 1,353 85,374
The Boston Beer Company., Inc., Class A
(a)
432 106,186
The Simply Good Foods Company
(a)
4,501 162,531
Tootsie Roll Industries, Inc. 838 26,816
Utz Brands, Inc. 3,395 45,120
WD-40 Co. 662 151,174
2,003,548
Energy – 4.2%
Archrock, Inc. 8,089 190,334
Atlas Energy Solutions, Inc., Class A
(b)
3,357 45,420
Cactus, Inc., Class A 3,232 122,622
California Resources Corp. 3,504 120,923
ChampionX Corp. 9,933 239,683
Civitas Resources, Inc. 4,053 110,444
CNX Resources Corp.
(a)
7,199 211,867
Comstock Resources, Inc.
(a)(b)
4,569 83,476
Core Natural Resources, Inc. 2,536 183,125
Crescent Energy Co., Class A 8,715 72,160
Excelerate Energy, Inc., Class A 1,091 27,908
Golar LNG Ltd. 4,842 205,809
Gulfport Energy Corp.
(a)
662 114,195
Helmerich & Payne, Inc. 4,661 88,046
Kodiak Gas Services, Inc. 2,098 71,353
Liberty Energy, Inc., Class A 7,916 91,034
Magnolia Oil & Gas Corp., Class A
(b)
9,032 185,427
Murphy Oil Corp. 6,782 139,235
New Fortress Energy, Inc., Class A
(b)
6,458 35,067
Noble Corp. PLC
(b)
6,495 141,201
Northern Oil & Gas, Inc. 4,412 107,212
Oceaneering International, Inc.
(a)
4,842 85,946
Patterson-UTI Energy, Inc. 17,204 97,031
PBF Energy, Inc., Class A 4,420 75,936
Peabody Energy Corp. 5,663 69,881
Seadrill Ltd.
(a)
3,200 65,728
Sitio Royalties Corp., Class A 3,670 62,243
SM Energy Co. 5,541 126,279
Tidewater, Inc.
(a)
2,382 86,205
Transocean Ltd.
(a)
35,533 75,685
Uranium Energy Corp.
(a)(b)
20,632 108,318
Valaris Ltd.
(a)(b)
3,014 97,382
Weatherford International PLC 3,543 146,680
3,683,855
Financials – 18.5%
Affiliated Managers Group, Inc. 1,463 242,317
Ameris Bancorp 3,227 189,102
Arbor Realty Trust, Inc.
(b)(c)
8,574 98,858
Artisan Partners Asset Management, Inc., Class A 3,101 114,675
Associated Banc-Corp. 8,750 193,025
Assured Guaranty Ltd. 2,372 208,096
Atlantic Union Bankshares Corp. 4,408 122,102

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Financials – 18.5% (continued)
Axos Financial, Inc.
(a)
2,552 162,001
Banc of California, Inc. 6,355 85,665
BancFirst Corp. 1,000 117,820
Bank of Hawaii Corp. 1,915 126,601
Bank OZK 5,264 224,246
BankUnited, Inc. 3,661 119,751
BGC Group, Inc., Class A 17,325 156,964
Blackstone Mortgage Trust, Inc., Class A
(b)(c)
8,190 156,020
Bread Financial Holdings, Inc. 2,589 122,848
Brighthouse Financial, Inc.
(a)
2,899 168,780
Cadence Bank 8,858 259,185
Cathay General Bancorp 3,298 137,494
CNO Financial Group, Inc. 4,972 188,638
Cohen & Steers, Inc. 1,330 101,506
Columbia Banking System, Inc. 10,290 230,702
Community Financial System, Inc. 2,563 139,914
Credit Acceptance Corp.
(a)
308 150,125
CVB Financial Corp. 6,563 121,678
DigitalBridge Group, Inc. 7,739 65,008
dLocal Ltd.
(a)(b)
3,377 29,886
Eastern Bankshares, Inc. 9,557 142,590
Enact Holdings, Inc. 1,419 50,786
Enstar Group Ltd.
(a)
579 193,623
Essent Group Ltd. 5,171 294,385
Euronet Worldwide, Inc.
(a)
2,029 201,074
EVERTEC, Inc. 3,122 105,961
F&G Annuities & Life, Inc. 988 34,392
Federated Hermes, Inc., Class B 3,894 158,135
First BanCorp. 7,951 156,158
First Financial Bancorp 4,556 105,471
First Financial Bankshares, Inc. 5,906 197,910
First Hawaiian, Inc. 6,192 141,549
First Interstate BancSystem, Inc., Class A 4,497 117,799
FirstCash Holdings, Inc. 1,812 242,736
Flywire Corp.
(a)
5,308 49,948
FNB Corp. 17,628 230,751
Fulton Financial Corp. 8,792 146,651
Genworth Financial, Inc., Class A
(a)
20,686 141,906
Glacier Bancorp, Inc. 5,574 227,196
Goosehead Insurance, Inc., Class A 1,123 109,167
HA Sustainable Infrastructure Capital, Inc. 5,751 143,660
Hancock Whitney Corp. 4,177 217,580
Home BancShares, Inc. 9,081 251,998
Independent Bank Corp. 2,095 123,794
International Bancshares Corp. 2,634 160,779
Janus Henderson Group PLC 6,243 207,330
Kemper Corp. 2,964 175,232
Lazard, Inc., Class A 4,336 168,670
Lincoln National Corp. 8,307 264,744
Marqeta, Inc., Class A
(a)
21,045 87,968
Mercury General Corp. 1,333 73,875
MGIC Investment Corp. 12,425 309,507
Moelis & Co., Class A 3,440 184,315
Mr. Cooper Group, Inc.
(a)
3,095 368,336
Nelnet, Inc., Class A 881 93,465
New York Community Bancorp, Inc.
(b)
15,143 177,325
NMI Holdings, Inc., Class A
(a)
3,861 139,652

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Financials – 18.5% (continued)
OneMain Holdings, Inc., Class A 5,845 275,124
Oscar Health, Inc., Class A
(a)
8,929 116,166
Pacific Premier Bancorp, Inc. 4,746 96,534
Palomar Holdings, Inc.
(a)
1,358 196,937
Park National Corp. 821 123,232
Paymentus Holdings, Inc., Class A
(a)
1,051 34,115
Payoneer Global, Inc.
(a)
13,564 95,355
PennyMac Financial Services, Inc. 1,385 134,954
Piper Sandler Cos. 850 204,952
PJT Partners, Inc., Class A 1,073 152,055
Radian Group, Inc. 7,343 234,535
Remitly Global, Inc.
(a)
7,357 148,759
Rithm Capital Corp.
(c)
25,535 285,481
Selective Insurance Group, Inc. 2,983 260,207
ServisFirst Bancshares, Inc. 2,480 176,626
Simmons First National Corp., Class A 6,010 112,147
SLM Corp. 9,457 273,402
Stonex Group, Inc.
(a)
2,044 181,027
Texas Capital Bancshares, Inc.
(a)
2,254 153,610
TFS Financial Corp. 2,723 35,290
The Baldwin Insurance Group, Inc., Class A
(a)
3,265 135,889
The Bancorp, Inc.
(a)
2,193 105,944
The Hanover Insurance Group, Inc. 1,752 291,007
The Western Union Company 16,640 164,902
UMB Financial Corp. 2,185 206,635
United Bankshares, Inc. 6,407 219,696
United Community Banks, Inc. 5,776 159,475
Upstart Holdings, Inc.
(a)
3,912 186,994
Valley National Bancorp 25,568 219,885
Victory Capital Holdings, Inc., Class A 2,276 130,392
Virtu Financial, Inc., Class A 4,042 158,244
WaFd, Inc. 3,967 113,179
Walker & Dunlop, Inc. 1,603 122,694
White Mountains Insurance Group Ltd. 123 217,396
WSFS Financial Corp. 2,900 149,495
16,101,760
Health Care – 12.8%
Acadia Healthcare Co., Inc.
(a)
4,552 106,517
ACADIA Pharmaceuticals, Inc.
(a)
8,062 117,705
ADMA Biologics, Inc.
(a)
11,461 272,772
Agios Pharmaceuticals, Inc.
(a)
2,796 83,013
Alkermes PLC
(a)
7,487 215,401
Amedisys, Inc.
(a)
1,605 152,314
Amicus Therapeutics, Inc.
(a)
13,329 102,367
Amneal Pharmaceuticals, Inc.
(a)
5,203 39,855
Apellis Pharmaceuticals, Inc.
(a)
4,591 88,193
Apogee Therapeutics, Inc.
(a)
1,152 45,216
Arcellx, Inc.
(a)
1,789 116,196
Arrowhead Pharmaceuticals, Inc.
(a)
5,953 82,687
Avidity Biosciences, Inc.
(a)
4,593 149,961
Axsome Therapeutics, Inc.
(a)
1,843 206,950
Azenta, Inc.
(a)
1,948 51,310
Bausch + Lomb Corp.
(a)
2,018 23,328
Beam Therapeutics, Inc.
(a)
3,727 74,279
Biohaven Ltd.
(a)
4,198 92,860
Blueprint Medicines Corp.
(a)
3,138 280,851
Bridgebio Pharma, Inc.
(a)
5,970 229,009

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Health Care – 12.8% (continued)
Brightspring Health Services, Inc.
(a)(b)
2,509 43,983
Catalyst Pharmaceuticals, Inc.
(a)
5,392 130,972
CG Oncology, Inc.
(a)
2,864 77,156
Concentra Group Holdings Parent, Inc. 5,787 125,867
CONMED Corp. 1,528 75,040
Corcept Therapeutics, Inc.
(a)
4,550 327,054
CorVel Corp.
(a)
1,333 144,977
Crinetics Pharmaceuticals, Inc.
(a)
4,152 138,635
Cytokinetics, Inc.
(a)
5,671 242,946
Denali Therapeutics, Inc.
(a)
5,839 97,219
DENTSPLY SIRONA, Inc. 9,841 136,790
Dyne Therapeutics, Inc.
(a)
3,341 39,390
Edgewise Therapeutics, Inc.
(a)
3,122 51,201
Enovis Corp.
(a)
2,546 88,066
Envista Holdings Corp.
(a)
8,521 137,018
Geron Corp.
(a)
25,439 35,869
Guardant Health, Inc.
(a)
5,901 278,704
Haemonetics Corp.
(a)
2,477 156,101
Hims & Hers Health, Inc.
(a)(b)
8,976 297,106
ICU Medical, Inc.
(a)
1,022 139,595
Ideaya Biosciences, Inc.
(a)
3,825 76,997
Immunovant, Inc.
(a)
2,769 44,719
Inspire Medical Systems, Inc.
(a)
1,462 231,552
Integer Holdings Corp.
(a)(b)
1,633 206,264
Ionis Pharmaceuticals, Inc.
(a)
8,076 248,014
Iovance Biotherapeutics, Inc.
(a)
10,247 36,787
iRhythm Technologies, Inc.
(a)
1,550 165,680
Janux Therapeutics, Inc.
(a)
1,951 64,773
Krystal Biotech, Inc.
(a)
1,158 196,721
Kymera Therapeutics, Inc.
(a)
2,365 81,049
LifeStance Health Group, Inc.
(a)
4,603 30,242
LivaNova PLC
(a)
2,631 97,347
Merit Medical Systems, Inc.
(a)
2,808 265,216
Neogen Corp.
(a)
10,808 54,580
NovoCure Ltd.
(a)
4,930 89,430
Nuvalent, Inc., Class A
(a)
2,047 157,107
Option Care Health, Inc.
(a)
8,448 272,955
Organon & Co. 12,732 164,625
PACS Group, Inc.
(a)
2,330 22,438
Perrigo Co. PLC 6,709 172,555
Prestige Consumer Healthcare, Inc.
(a)
2,454 199,338
Privia Health Group, Inc.
(a)
4,756 111,671
PROCEPT BioRobotics Corp.
(a)
2,379 128,418
Protagonist Therapeutics, Inc.
(a)
2,800 128,296
PTC Therapeutics, Inc.
(a)
3,694 184,109
QuidelOrtho Corp.
(a)
3,410 94,764
RadNet, Inc.
(a)
3,254 170,445
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
11,428 63,883
Rhythm Pharmaceuticals, Inc.
(a)
2,496 162,714
Scholar Rock Holding Corp.
(a)
3,148 103,601
Select Medical Holdings Corp. 5,301 96,690
Sotera Health Co.
(a)
7,614 87,561
SpringWorks Therapeutics, Inc.
(a)
3,442 159,365
Surgery Partners, Inc.
(a)
3,701 81,237
Tandem Diabetes Care, Inc.
(a)
3,256 54,864
TG Therapeutics, Inc.
(a)(b)
7,228 328,946
TransMedics Group, Inc.
(a)
1,615 148,596

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Health Care – 12.8% (continued)
Twist Bioscience Corp.
(a)
2,885 110,553
Ultragenyx Pharmaceutical, Inc.
(a)
4,346 169,407
Vera Therapeutics, Inc., Class A
(a)
2,341 54,709
Veracyte, Inc.
(a)
3,830 116,815
Vericel Corp.
(a)
2,530 96,191
Viking Therapeutics, Inc.
(a)(b)
5,222 150,759
Waystar Holding Corp.
(a)
4,123 153,252
11,129,708
Industrials – 17.4%
AAR Corp.
(a)
1,730 92,486
ABM Industries, Inc. 3,074 149,827
ACV Auctions, Inc., Class A
(a)
7,405 108,779
AeroVironment, Inc.
(a)
1,382 209,401
Air Lease Corp., Class A 5,106 238,757
Alamo Group, Inc. 468 78,147
Albany International Corp., Class A 1,552 102,060
Alight, Inc., Class A 20,061 102,512
Amentum Holdings, Inc.
(a)
6,817 148,747
ArcBest Corp. 1,131 66,186
Archer Aviation, Inc., Class A
(a)
14,007 116,678
Arcosa, Inc. 2,356 188,645
Armstrong World Industries, Inc. 2,114 306,572
Atkore, Inc. 1,677 107,110
Atmus Filtration Technologies, Inc. 4,111 142,528
Avis Budget Group, Inc.
(a)(b)
826 76,512
Bloom Energy Corp., Class A
(a)(b)
10,630 194,742
Boise Cascade Co. 1,945 181,430
Brady Corp., Class A 2,117 148,804
Casella Waste Systems, Inc., Class A
(a)
3,053 358,575
CBIZ, Inc.
(a)
2,225 151,522
Clarivate PLC
(a)
19,259 83,006
Concentrix Corp. 2,088 106,613
Construction Partners, Inc., Class A
(a)
2,381 195,575
Copa Holdings SA, Class A 1,506 138,191
CSW Industrials, Inc. 817 255,296
Driven Brands Holdings, Inc.
(a)
3,002 49,593
Dun & Bradstreet Holdings, Inc. 14,398 129,150
Dycom Industries, Inc.
(a)
1,390 232,894
EnerSys 1,957 169,476
Enovix Corp.
(a)(b)
8,285 55,509
Enpro, Inc. 984 147,010
ESCO Technologies, Inc. 1,272 199,004
Everus Construction Group, Inc.
(a)
2,385 95,972
Exponent, Inc. 2,466 194,025
Federal Signal Corp. 2,898 235,984
First Advantage Corp.
(a)(b)
5,239 73,870
Fluence Energy, Inc., Class A
(a)(b)
3,011 12,315
Franklin Electric Co., Inc. 1,912 162,444
Gates Industrial Corp. PLC
(a)
12,224 231,278
GATX Corp. 1,725 251,781
GMS, Inc.
(a)
1,895 138,828
Granite Construction, Inc. 2,129 173,066
Griffon Corp. 1,935 131,793
GXO Logistics, Inc.
(a)
5,959 215,954
Hayward Holdings, Inc.
(a)
10,334 137,752
Herc Holdings, Inc. 1,291 141,287
Hexcel Corp. 3,995 193,638

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Industrials – 17.4% (continued)
Hillenbrand, Inc. 3,461 70,016
Hub Group, Inc., Class A 2,912 91,990
ICF International, Inc. 928 78,843
IES Holdings, Inc.
(a)
961 189,009
Insperity, Inc. 1,746 113,507
Intuitive Machines, Inc., Class A
(a)
3,350 27,470
JetBlue Airways Corp.
(a)
17,135 74,709
John Bean Technologies Corp. 2,572 270,729
Kadant, Inc. 584 172,280
Korn Ferry 2,528 155,978
Kratos Defense & Security Solutions, Inc.
(a)
7,327 247,543
Loar Holdings, Inc.
(a)(b)
1,123 106,213
Lyft, Inc., Class A
(a)
18,495 229,338
ManpowerGroup, Inc. 2,281 98,243
Matson, Inc. 1,623 177,053
MAXIMUS, Inc. 2,953 197,733
McGrath RentCorp 1,193 127,257
Moog, Inc., Class A 1,387 231,976
MSC Industrial Direct Co., Inc., Class A 2,187 167,262
Mueller Water Products, Inc., Class A 7,657 200,920
MYR Group, Inc.
(a)
768 93,942
NEXTracker, Inc., Class A
(a)
6,426 260,960
Nuscale Power Corp.
(a)(b)
4,363 72,295
Powell Industries, Inc. 464 84,963
Primoris Services Corp. 2,622 157,241
QXO, Inc. 19,587 261,291
Resideo Technologies, Inc.
(a)
7,121 119,490
Rush Enterprises, Inc., Class A 3,050 155,519
RXO, Inc.
(a)
7,755 109,268
Ryder System, Inc. 2,040 280,847
Schneider National, Inc., Class B 1,852 39,799
Science Applications International Corp. 2,497 302,212
Sensata Technologies Holding PLC 7,395 158,253
SkyWest, Inc.
(a)
1,942 173,168
Spirit AeroSystems Holdings, Inc., Class A
(a)
5,743 206,748
Sterling Infrastructure, Inc.
(a)
1,464 218,766
Sunrun, Inc.
(a)
10,795 74,378
Tecnoglass, Inc. 1,077 76,758
Terex Corp. 3,171 111,619
The Brink's Company 2,102 187,582
The GEO Group, Inc.
(a)
6,729 210,483
The Timken Company 3,170 203,672
TriNet Group, Inc. 1,539 120,550
Trinity Industries, Inc. 3,952 99,195
UniFirst Corp. 713 127,249
Valmont Industries, Inc. 980 287,356
Verra Mobility Corp., Class A
(a)
7,394 161,189
Werner Enterprises, Inc. 2,959 72,969
Worthington Enterprises, Inc. 1,570 79,489
Zurn Elkay Water Solutions Corp. 6,960 236,362
15,193,006
Information Technology – 12.5%
ACI Worldwide, Inc.
(a)
5,106 272,456
Advanced Energy Industries, Inc. 1,887 183,813
Agilysys, Inc.
(a)
1,104 82,082
Alarm.com Holdings, Inc.
(a)
2,347 125,799
Alkami Technology, Inc.
(a)
3,422 91,333

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Information Technology – 12.5% (continued)
Allegro MicroSystems, Inc.
(a)
6,095 116,232
Ambarella, Inc.
(a)
1,949 93,532
Appian Corp., Class A
(a)
1,543 47,910
Asana, Inc., Class A
(a)
4,088 65,980
ASGN, Inc.
(a)
2,084 104,992
AvePoint, Inc.
(a)
6,574 107,485
Avnet, Inc. 4,213 197,969
Axcelis Technologies, Inc.
(a)
1,558 76,311
Badger Meter, Inc. 1,465 323,501
Belden, Inc. 1,966 202,714
Blackbaud, Inc.
(a)
1,987 120,293
BlackLine, Inc.
(a)
2,574 121,570
Box, Inc., Class A
(a)
6,861 214,200
Braze, Inc., Class A
(a)
3,556 110,698
C3.ai, Inc., Class A
(a)
5,567 122,530
Calix, Inc.
(a)
2,846 116,430
Cirrus Logic, Inc.
(a)
2,711 260,364
Cleanspark, Inc.
(a)(b)
14,281 116,676
Clear Secure, Inc., Class A 4,216 104,051
Clearwater Analytics Holdings, Inc., Class A
(a)
9,814 223,170
CommVault Systems, Inc.
(a)
2,152 359,664
Core Scientific, Inc.
(a)(b)
12,311 99,719
Crane NXT Co. 2,453 115,095
DigitalOcean Holdings, Inc.
(a)
2,877 88,899
Diodes, Inc.
(a)
2,239 85,978
DoubleVerify Holdings, Inc.
(a)
5,636 74,733
DXC Technology Co.
(a)
8,881 137,833
ePlus, Inc.
(a)
1,307 81,504
Five9, Inc.
(a)
3,707 93,194
FormFactor, Inc.
(a)
3,729 104,934
Freshworks, Inc., Class A
(a)
8,845 130,641
Impinj, Inc.
(a)
922 84,944
Insight Enterprises, Inc.
(a)
1,383 191,241
Intapp, Inc.
(a)
2,613 141,781
InterDigital, Inc. 1,239 249,039
IonQ, Inc.
(a)(b)
10,032 275,479
IPG Photonics Corp.
(a)
1,268 75,940
Itron, Inc.
(a)
2,214 246,396
JFrog Ltd.
(a)
4,653 157,132
Kulicke & Soffa Industries, Inc. 2,525 81,381
Lumentum Holdings, Inc.
(a)
3,392 200,264
Marathon Digital Holdings, Inc.
(a)(b)
16,688 223,119
Mirion Technologies, Inc., Class A
(a)
10,150 160,167
nCino, Inc.
(a)(b)
4,364 101,245
Novanta, Inc.
(a)
1,899 225,715
Onestream, Inc., Class A
(a)
1,158 24,781
Plexus Corp.
(a)
1,308 160,138
Power Integrations, Inc. 3,013 147,999
Progress Software Corp. 2,109 126,456
Q2 Holdings, Inc.
(a)
2,860 226,655
Qualys, Inc.
(a)
1,794 225,524
Rambus, Inc.
(a)
5,278 257,514
Rapid7, Inc.
(a)
3,058 72,230
RingCentral, Inc., Class A
(a)
3,543 90,346
Riot Platforms, Inc.
(a)(b)
16,490 119,388
Sanmina Corp.
(a)
2,578 197,965
Semtech Corp.
(a)
4,259 133,094

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Information Technology – 12.5% (continued)
Silicon Laboratories, Inc.
(a)
1,558 158,542
SiTime Corp.
(a)
897 131,733
Soundhound AI, Inc., Class A
(a)(b)
16,626 154,456
Synaptics, Inc.
(a)
1,968 109,539
Tenable Holdings, Inc.
(a)
5,839 178,498
Teradata Corp.
(a)
4,618 99,287
Varonis Systems, Inc., Class B
(a)
5,455 233,692
Vishay Intertechnology, Inc. 5,438 70,640
Vontier Corp. 7,333 233,263
Workiva, Inc., Class A
(a)
2,515 189,304
Zeta Global Holdings Corp., Class A
(a)
9,746 127,283
10,856,455
Materials – 4.9%
Alpha Metallurgical Resources, Inc.
(a)
543 65,893
Ashland, Inc. 2,321 126,239
Avient Corp. 4,211 140,268
Balchem Corp. 1,610 252,045
Cabot Corp. 2,659 208,838
Cleveland-Cliffs, Inc.
(a)
23,964 197,463
Coeur Mining, Inc.
(a)
19,555 108,530
Commercial Metals Co. 5,793 258,020
Greif, Inc., Class A 1,260 66,125
Hawkins, Inc. 938 114,230
HB Fuller Co. 2,645 142,936
Hecla Mining Co. 29,490 168,683
Huntsman Corp. 7,956 105,894
Innospec, Inc. 1,199 107,287
Knife River Corp.
(a)
2,602 242,975
Materion Corp. 1,030 85,500
Minerals Technologies, Inc. 1,564 80,687
MP Materials Corp.
(a)(b)
5,966 145,928
NewMarket Corp. 379 233,199
Olin Corp. 5,663 122,434
Quaker Chemical Corp. 685 72,569
Sealed Air Corp. 7,127 196,420
Sensient Technologies Corp. 2,064 193,913
Silgan Holdings, Inc. 3,886 200,712
Sonoco Products Co. 4,824 197,784
Sylvamo Corp. 1,714 102,189
The Chemours Company 7,399 91,600
The Scotts Miracle-GRO Company 2,088 105,193
U.S. Lime & Minerals, Inc. 511 47,784
Warrior Met Coal, Inc. 2,550 121,941
4,303,279
Real Estate – 6.6%
Acadia Realty Trust
(c)
6,675 127,492
American Healthcare REIT, Inc.
(c)
7,525 242,907
Apple Hospitality REIT, Inc.
(c)
10,909 128,399
Broadstone NET Lease, Inc., Class A
(c)
9,321 150,814
CareTrust REIT, Inc.
(c)
9,860 288,602
Compass, Inc., Class A
(a)
21,477 165,802
COPT Defense Properties
(c)
5,569 145,407
Cousins Properties, Inc.
(c)
8,831 243,206
Cushman & Wakefield PLC
(a)
8,211 76,937
Douglas Emmett, Inc.
(c)
7,939 109,796
EPR Properties
(c)
3,700 183,113
Essential Properties Realty Trust, Inc.
(c)
8,490 273,123

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.5% (continued)
Real Estate – 6.6% (continued)
Four Corners Property Trust, Inc.
(c)
4,524 126,446
Highwoods Properties, Inc.
(c)
5,093 144,845
Howard Hughes Holdings, Inc.
(a)
2,424 161,269
Independence Realty Trust, Inc.
(c)
10,902 211,826
Kilroy Realty Corp.
(c)
5,720 180,237
Kite Realty Group Trust
(c)
10,623 229,988
Landbridge Co. LLC, Class A
(b)
755 54,700
LXP Industrial Trust, Class B
(c)
14,456 114,058
Medical Properties Trust, Inc.
(b)(c)
25,851 142,697
National Health Investors, Inc.
(c)
2,109 159,588
National Storage Affiliates Trust
(c)
3,473 129,196
Outfront Media, Inc.
(c)
6,268 94,835
Park Hotels & Resorts, Inc.
(c)
9,894 98,346
Phillips Edison & Co., Inc.
(c)
5,952 206,534
PotlatchDeltic Corp.
(c)
3,821 146,688
Rayonier, Inc.
(c)
6,378 156,006
Sabra Health Care REIT, Inc.
(c)
11,505 205,364
SL Green Realty Corp.
(c)
3,755 197,551
Tanger, Inc.
(c)
5,360 168,894
Terreno Realty Corp.
(c)
4,825 271,792
The Macerich Company
(c)
13,007 190,683
The St. Joe Company 2,728 115,449
Urban Edge Properties
(c)
5,995 108,330
5,750,920
Utilities – 5.1%
ALLETE, Inc. 2,855 186,974
American States Water Co. 1,837 148,999
Avista Corp. 3,874 160,655
Black Hills Corp. 3,525 214,673
California Water Service Group 2,916 147,695
Chesapeake Utilities Corp. 1,078 141,940
Clearway Energy, Inc., Class A 1,650 45,128
Clearway Energy, Inc., Class C 4,074 119,531
IDACORP, Inc. 2,582 304,908
MDU Resources Group, Inc. 9,621 164,904
MGE Energy, Inc. 1,802 162,937
National Fuel Gas Co. 4,300 330,154
New Jersey Resources Corp. 4,887 239,170
NextEra Energy Partners LP 4,653 38,341
Northwestern Energy Group, Inc. 3,333 194,081
Oklo, Inc., Class A
(a)(b)
3,442 81,713
ONE Gas, Inc. 2,734 214,646
Ormat Technologies, Inc. 2,855 207,273
Otter Tail Corp. 1,869 148,361
PNM Resources, Inc. 4,400 234,080
Portland General Electric Co. 5,108 215,149
Southwest Gas Holdings, Inc. 2,775 200,383
Spire, Inc. 2,776 212,475
UGI Corp. 10,593 347,344
4,461,514
Total Common Stocks (cost $90,013,912) 86,771,435
Investment Companies – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(d)(e)
(cost $367,281) 367,281 367,281

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 2.6%
Registered Investment Companies – 2.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(d)(e)
(cost $2,288,403) 2,288,403 2,288,403
Total Investments (cost $92,669,596) 102.5% 89,427,119
Liabilities, Less Cash and Receivables (2.5)% (2,209,549)
Net Assets 100.0% 87,217,570
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $4,689,121 and the value of the collateral was $4,927,025, consisting of cash collateral of $2,288,403 and U.S. Government & Agency securities valued at $2,638,622. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust within the United States.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of April 30, 2025.
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
10/31/24 Purchases ($)
1
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 256,769 3,358,854 (3,248,342) 367,281 7,691
Investment of Cash Collateral for Securities Loaned – 2.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 2,425,043 14,064,516 (14,201,156) 2,288,403 12,540
2
Total – 3.0% 2,681,812 17,423,370 (17,449,498) 2,655,684 20,231
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
Russell 2000 E-Mini 4 6/20/2025 394,473 393,960 (513)
Gross Unrealized Depreciation (513)

STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 98.6%
Australia – 6.3%
AGL Energy Ltd. 17,120 116,443
Ampol Ltd. 5,750 87,195
ANZ Group Holdings Ltd. 86,201 1,646,946
APA Group 34,938 183,758
Aristocrat Leisure Ltd. 16,818 719,263
ASX Ltd. 5,962 269,819
Atlas Arteria Ltd. 33,905 112,158
Aurizon Holdings Ltd. 43,213 84,608
BHP Group Ltd. 132,364 3,234,422
BHP Group Ltd. 12,756 302,258
BlueScope Steel Ltd. 13,089 199,911
Brambles Ltd. 41,044 538,895
Car Group Ltd. 10,550 224,856
Charter Hall Group 13,793 149,150
Cochlear Ltd. 1,967 345,594
Coles Group Ltd. 38,390 521,243
Commonwealth Bank of Australia 48,793 5,201,273
Computershare Ltd. 15,639 407,468
CSL Ltd. 14,224 2,285,586
Dexus 33,236 159,920
Ebos Group Ltd. 5,335 115,878
Endeavour Group Ltd. 35,913 91,686
Evolution Mining Ltd. 60,729 304,253
Fortescue Ltd. 44,482 460,796
Goodman Group 55,282 1,060,456
Insurance Australia Group Ltd. 68,241 358,481
JB Hi-Fi Ltd. 3,039 201,431
Lynas Rare Earths Ltd.
(a)
27,499 150,967
Macquarie Group Ltd. 10,322 1,277,644
Medibank Private Ltd. 82,614 245,801
Mineral Resources Ltd.
(a)
5,341 70,365
Mirvac Group 124,400 181,481
National Australia Bank Ltd. 88,855 2,054,125
Nextdc Ltd.
(a)
20,626 156,127
Northern Star Resources Ltd. 33,613 412,509
Orica Ltd. 12,550 130,409
Origin Energy Ltd. 51,253 348,930
Pilbara Minerals Ltd.
(a)
90,999 87,629
Pro Medicus Ltd. 1,351 198,310
Qantas Airways Ltd. 42,721 241,914
QBE Insurance Group Ltd. 45,206 624,491
Ramsay Health Care Ltd. 5,800 123,432
REA Group Ltd. 1,471 233,638
Reece Ltd. 8,982 90,632
Rio Tinto Ltd.
(b)
10,615 795,342
Santos Ltd. 99,190 381,434
Scentre Group 144,415 334,501
Seek Ltd. 10,488 143,006
SGH Ltd. 5,827 190,335
Sonic Healthcare Ltd. 14,038 234,256
South32 Ltd. 122,035 214,731
Stockland 71,550 251,339
Suncorp Group Ltd. 30,313 392,957
Technology One Ltd. 8,715 167,623
Telstra Group Ltd. 343,827 992,187
The GPT Group 61,596 182,478

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Australia – 6.3% (continued)
The Lottery Corp. Ltd. 68,398 228,450
TPG Telecom Ltd. 11,873 38,440
Transurban Group 88,923 802,820
Treasury Wine Estates Ltd. 25,527 146,021
Vicinity Ltd. 120,320 181,688
Washington H Soul Pattinson & Co. Ltd. 7,272 173,137
Wesfarmers Ltd. 32,981 1,652,775
Westpac Banking Corp. 99,359 2,087,793
Whitehaven Coal Ltd. 18,957 60,527
Wisetech Global Ltd. 5,351 303,077
Woodside Energy Group Ltd. 54,225 719,591
Woolworths Group Ltd. 35,536 717,828
Worley Ltd. 8,708 69,313
37,473,800
Austria – 0.3%
ANDRITZ AG 1,845 132,235
Bawag Group AG
(c)
2,248 247,237
CA Immobilien Anlagen AG 1,278 34,605
CPI Europe AG
(a)
921 18,217
Erste Group Bank AG 8,652 584,701
EVN AG 802 21,060
OMV AG 4,271 221,197
Raiffeisen Bank International AG 4,452 118,828
Verbund AG 918 70,647
Vienna Insurance Group AG Wiener Versicherung Gruppe 1,021 48,630
Voestalpine AG 3,991 105,072
Wienerberger AG, Class Bearer 3,464 121,596
1,724,025
Belgium – 0.8%
Ackermans & Van Haaren NV 683 167,082
Ageas SA/NV 4,653 292,234
Anheuser-Busch InBev SA/NV 27,826 1,821,959
Azelis Group NV 2,646 41,027
Colruyt Group N.V 661 31,859
D'ieteren Group 551 110,050
Elia Group SA, Class B 933 101,392
Financiere de Tubize SA 507 72,733
Groupe Bruxelles Lambert NV 2,195 180,900
KBC Group NV 7,429 684,546
Lotus Bakeries NV 12 115,403
Sofina SA 453 126,471
Solvay SA, Class A 2,270 86,135
Syensqo SA 2,230 158,739
UCB SA 3,502 641,522
Warehouses de Pauw CVA 4,508 115,198
4,747,250
Canada – 10.7%
Agnico Eagle Mines Ltd. 14,723 1,727,045
Air Canada
(a)
11,228 113,556
Alimentation Couche-Tard, Inc. 20,664 1,076,509
AltaGas Ltd., Class Common Subscription Receipt 8,969 264,921
ARC Resources Ltd. 17,826 329,213
Bank of Montreal 21,545 2,060,290
Barrick Gold Corp. 50,686 964,696
BCE, Inc. 27,489 609,761
Brookfield Corp., Class A 39,296 2,106,901
CAE, Inc.
(a)
9,002 224,773

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Canada – 10.7% (continued)
Cameco Corp. 12,869 579,771
Canadian Apartment Properties REIT 5,250 160,012
Canadian Imperial Bank of Commerce 27,583 1,736,293
Canadian National Railway Co. 16,132 1,559,244
Canadian Natural Resources Ltd. 60,960 1,745,875
Canadian Pacific Kansas City Ltd. 27,198 1,971,574
Canadian Tire Corp. Ltd., Class A 1,555 169,853
Canadian Utilities Ltd., Class A 3,771 105,352
CCL Industries, Inc., Class B 4,170 217,481
Celestica, Inc.
(a)
3,276 278,981
Cenovus Energy, Inc. 36,377 427,422
CGI, Inc., Class A 5,807 614,542
Choice Properties Real Estate Investment Trust 8,451 89,325
Constellation Software, Inc. 590 2,122,150
Dollarama, Inc. 7,999 985,036
Emera, Inc. 8,619 387,178
Empire Co. Ltd., Class Common Subscription Receipt 3,851 142,743
Enbridge, Inc. 64,163 2,994,707
Fairfax Financial Holdings Ltd. 659 1,026,834
First Quantum Minerals Ltd.
(a)
20,174 270,340
Firstservice Corp. 1,231 215,632
Fortis, Inc. 14,302 706,869
Franco-Nevada Corp. 5,640 967,330
George Weston Ltd. 1,533 298,099
GFL Environmental, Inc. 6,788 338,049
Gildan Activewear, Inc. 3,973 182,730
Great-West Lifeco, Inc. 7,692 298,536
Hydro One Ltd.
(c)
9,190 352,883
IA Financial Corp., Inc. 2,575 249,652
IGM Financial, Inc. 2,365 75,010
Imperial Oil Ltd. 4,539 305,568
Intact Financial Corp. 5,191 1,150,603
Ivanhoe Mines Ltd., Class A
(a)
19,006 168,416
Keyera Corp. 6,736 208,668
Kinross Gold Corp. 35,506 523,092
Loblaw Cos. Ltd. 4,115 666,718
Lundin Mining Corp., Class Common Subscription Receipt 21,466 175,296
Magna International, Inc. 8,319 288,482
Manulife Financial Corp. 51,129 1,563,889
Metro, Inc., Class A 6,703 515,548
National Bank of Canada 9,757 855,265
Nutrien Ltd. 14,610 832,409
Onex Corp. 1,516 107,129
Open Text Corp. 8,228 222,304
Pan American Silver Corp. 10,682 268,423
Pembina Pipeline Corp., Class Common Subscription Receipt 16,547 631,309
Power Corp. of Canada 14,604 551,681
Quebecor, Inc., Class B 4,800 131,424
Restaurant Brands International, Inc. 8,478 545,212
Rogers Communications, Inc., Class B 11,684 304,006
Royal Bank of Canada 41,319 4,949,725
Saputo, Inc. 6,331 123,292
Shopify, Inc., Class A
(a)
34,064 3,233,528
Stantec, Inc. 3,322 291,003
Sun Life Financial, Inc. 16,832 1,001,049
Suncor Energy, Inc. 37,326 1,315,719
TC Energy Corp. 30,599 1,542,909

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Canada – 10.7% (continued)
Teck Resources Ltd., Class B 12,934 438,687
TELUS Corp. 45,079 692,519
TFI International, Inc. 2,297 186,364
The Bank of Nova Scotia 36,383 1,816,911
The Toronto-Dominion Bank 51,503 3,284,514
Thomson Reuters Corp. 4,139 768,680
Tourmaline Oil Corp., Class Common Subscription Receipt 9,860 434,717
Waste Connections, Inc. 7,511 1,480,504
West Fraser Timber Co. Ltd. 1,539 113,723
Wheaton Precious Metals Corp. 13,436 1,119,683
WSP Global, Inc. 3,776 667,996
64,224,133
Chile – 0.0%
Antofagasta PLC 9,283 202,481
China – 0.1%
BYD Electronic International Co. Ltd.
(b)
22,000 91,635
China Mengniu Dairy Co. Ltd. 88,000 220,377
CSPC Pharmaceutical Group Ltd. 246,000 194,460
Fosun International Ltd. 67,000 34,819
Qingdao Port International Co. Ltd., Class H
(c)
30,000 21,664
Yangzijiang Shipbuilding Holdings Ltd. 76,300 130,313
693,268
Denmark – 1.9%
AP Moller - Maersk A/S, Class A 71 120,686
AP Moller - Maersk A/S, Class B 80 136,899
Carlsberg A/S, Class B 2,632 359,114
Coloplast A/S, Class B 3,896 440,310
Danske Bank A/S 19,268 674,114
DSV A/S 5,551 1,175,226
Genmab A/S
(a)
1,896 401,410
Novo Nordisk A/S, Class B 92,518 6,131,275
Novonesis Novozymes B, Class B 10,405 675,288
Orsted A/S
(a)(b)(c)
5,731 228,526
Pandora A/S 2,366 350,353
Tryg A/S 9,144 218,940
Vestas Wind Systems A/S 30,170 400,983
11,313,124
Faroe Islands – 0.0%
Bakkafrost P/F 1,167 58,688
Finland – 0.9%
Elisa OYJ 3,792 202,683
Fortum OYJ 12,217 204,774
Huhtamaki OYJ 3,300 121,617
Kesko OYJ, Class B 8,513 195,479
Kone OYJ, Class B 9,793 606,705
Metso OYJ 21,395 232,458
Neste OYJ 13,382 139,281
Nokia OYJ 151,289 754,811
Nordea Bank Abp 94,691 1,310,518
Orion OYJ, Class B 3,143 197,040
Sampo OYJ, Class A 68,236 683,989
Stora ENSO OYJ, Class R 14,695 136,409
UPM-Kymmene OYJ 16,105 426,928

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Finland – 0.9% (continued)
Wartsila OYJ Abp 14,591 269,694
5,482,386
France – 8.6%
Air Liquide SA 16,511 3,388,912
Airbus SE 17,174 2,872,550
AXA SA 50,557 2,389,058
BNP Paribas SA 29,410 2,483,652
Bollore SE 21,379 132,206
Bouygues SA 5,622 247,325
Capgemini SE 4,460 709,027
Cie de Saint-Gobain SA 13,172 1,429,949
CIE Generale des Etablissements Michelin SCA 18,949 692,951
Credit Agricole SA 29,449 552,022
Danone SA 18,533 1,600,281
Dassault Systemes SE 19,417 724,854
Engie SA 51,695 1,068,630
EssilorLuxottica SA 8,423 2,419,566
Hermes International SCA 955 2,595,663
Kering SA 2,123 430,392
Legrand SA 7,257 794,418
L'Oréal SA 6,504 2,861,257
LVMH Moet Hennessy Louis Vuitton SE 7,613 4,222,329
Orange SA 54,562 792,969
Pernod Ricard SA 5,719 619,033
Publicis Groupe SA 6,526 662,170
Safran SA 10,320 2,733,386
Sanofi SA 32,355 3,527,162
Sartorius Stedim Biotech 889 208,380
Schneider Electric SE 15,888 3,687,996
Societe Generale SA 21,032 1,090,212
Thales SA 2,557 711,844
TotalEnergies SE 65,614 3,815,860
Vinci SA 14,020 1,953,907
51,417,961
Germany – 7.9%
adidas AG 4,783 1,096,659
Allianz SE 11,361 4,702,217
BASF SE 26,511 1,344,988
Bayer AG 29,365 768,757
Bayerische Motoren Werke AG 8,410 710,314
Beiersdorf AG 2,764 389,606
BioNTech SE, ADR
(a)
2,825 292,873
Continental AG 3,332 259,227
Daimler Truck Holding AG 14,178 566,669
Deutsche Bank AG 53,549 1,398,836
Deutsche Boerse AG 5,355 1,725,750
Deutsche Post AG 27,811 1,185,848
Deutsche Telekom AG 94,156 3,382,209
E.ON SE 64,746 1,134,545
Fresenius Medical Care AG 5,952 301,152
Fresenius SE & Co. KGaA
(a)
12,333 586,017
Hannover Rueck SE 1,802 578,475
Hapag-Lloyd AG
(c)
208 32,582
Heidelberg Materials AG 3,805 753,690
Henkel AG & Co. KGaA 2,581 182,199
Infineon Technologies AG 38,600 1,267,653
Knorr-Bremse AG 2,115 209,649

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Germany – 7.9% (continued)
Mercedes-Benz Group AG 20,006 1,193,265
Merck KGaA 3,661 507,305
MTU Aero Engines AG 1,555 537,188
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 3,895 2,663,672
Rheinmetall AG 1,272 2,167,475
RWE AG 21,355 830,216
SAP SE 30,029 8,714,793
Siemens AG 21,662 4,972,878
Siemens Energy AG
(a)
16,695 1,281,778
Siemens Healthineers AG
(c)
7,562 407,284
Symrise AG, Class A 3,918 452,282
Talanx AG 1,741 199,690
Volkswagen AG 1,004 111,676
Vonovia SE 20,633 685,812
47,595,229
Hong Kong – 1.8%
AIA Group Ltd. 313,600 2,349,564
Alibaba Health Information Technology Ltd.
(a)
150,000 97,489
Budweiser Brewing Co. APAC Ltd.
(c)
60,300 63,918
Cathay Pacific Airways Ltd. 23,000 26,486
China Gas Holdings Ltd. 86,600 78,395
Chow Tai Fook Jewellery Group Ltd.
(b)
60,800 81,383
CK Asset Holdings Ltd. 56,500 231,327
CK Hutchison Holdings Ltd. 75,000 423,614
CK Infrastructure Holdings Ltd.
(b)
19,500 131,514
CLP Holdings Ltd. 55,500 474,506
ESR Group Ltd.
(c)
74,400 118,584
Futu Holdings Ltd., ADR 1,745 161,081
Galaxy Entertainment Group Ltd. 50,000 181,825
Geely Automobile Holdings Ltd. 171,000 360,757
Hang Lung Properties Ltd. 58,000 47,643
Hang Seng Bank Ltd. 19,500 272,332
Henderson Land Development Co. Ltd. 33,000 93,621
HK Electric Investments & HK Electric Investments Ltd. 54,000 37,603
HKT Trust & HKT Ltd. 108,000 153,755
Hong Kong & China Gas Co. Ltd. 261,507 235,720
Hong Kong Exchanges & Clearing Ltd. 34,900 1,533,769
HongKong Land Holdings Ltd. 27,838 135,014
Jardine Matheson Holdings Ltd. 5,924 263,381
Link REIT 72,303 338,919
MTR Corp. Ltd. 51,000 176,254
Power Assets Holdings Ltd. 40,000 264,872
Prudential PLC 78,763 833,004
Sino Biopharmaceutical Ltd. 281,000 141,683
Sino Land Co. Ltd. 108,000 111,138
Sun Hung Kai Properties Ltd. 44,500 422,637
Swire Pacific Ltd., Class A 13,000 112,487
Swire Pacific Ltd., Class B 12,500 17,215
Swire Properties Ltd. 37,600 83,106
Techtronic Industries Co. Ltd. 41,000 414,510
The Wharf Holdings Ltd.
(b)
27,000 67,825
WH Group Ltd.
(c)
223,000 199,572
Wharf Real Estate Investment Co. Ltd. 38,000 91,145
Xinyi Glass Holdings Ltd.
(b)
49,000 45,937
10,873,585

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Ireland – 0.8%
AerCap Holdings NV 5,404 572,824
AIB Group PLC 54,245 364,737
Bank of Ireland Group PLC 30,655 359,796
DCC PLC 2,978 194,352
Experian PLC 26,535 1,316,702
ICON PLC
(a)
2,289 346,646
James Hardie Industries PLC, CDI
(a)
12,504 296,025
Kerry Group PLC, Class A 4,420 468,529
Kingspan Group PLC 4,629 390,968
Ryanair Holdings PLC 30,525 721,052
5,031,631
Israel – 1.0%
Airport City Ltd.
(a)
1,763 26,190
Amot Investments Ltd. 5,917 31,267
Azrieli Group Ltd. 1,232 89,648
Bank Hapoalim BM 38,417 562,681
Bank Leumi Le-Israel BM 44,332 629,216
Bezeq The Israeli Telecommunication Corp. Ltd. 48,709 73,886
Big Shopping Centers Ltd.
(a)
537 78,343
Camtek Ltd. 791 51,994
Cellebrite DI Ltd.
(a)
1,892 37,443
Check Point Software Technologies Ltd.
(a)
2,465 541,215
CyberArk Software Ltd.
(a)
1,335 470,134
Delek Group Ltd. 278 44,217
Elbit Systems Ltd. 729 279,897
Energix-Renewable Energies Ltd. 8,164 24,139
Enlight Renewable Energy Ltd.
(a)
3,152 50,939
Fattal Holdings (1998) Ltd.
(a)
200 26,106
Global-e Online Ltd.
(a)
2,545 91,391
Harel Insurance Investments & Financial Services Ltd. 3,156 52,391
ICL Group Ltd. 20,951 138,981
Israel Corp. Ltd. 160 50,308
Israel Discount Bank Ltd., Class A 38,235 285,261
Melisron Ltd. 876 74,407
Menora Mivtachim Holdings Ltd. 352 18,601
Mivne Real Estate Kd Ltd. 17,732 51,748
Mizrahi Tefahot Bank Ltd. 4,403 222,990
Monday.com Ltd.
(a)
1,020 286,610
Nice Ltd.
(a)
1,758 274,638
Nova Ltd.
(a)
884 169,559
OPC Energy Ltd.
(a)
4,281 40,374
Phoenix Financial Ltd. 6,068 119,507
Plus500 Ltd. 1,896 77,646
Shapir Engineering And Industry Ltd. 3,994 27,856
Shufersal Ltd. 6,982 65,329
Strauss Group Ltd. 1,556 35,250
Teva Pharmaceutical Industries Ltd.
(a)
33,380 503,124
The First International Bank of Israel Ltd. 1,632 89,604
Tower Semiconductor Ltd.
(a)
2,858 103,433
Wix.com Ltd.
(a)
1,500 254,385
ZIM Integrated Shipping Services Ltd.
(b)
2,991 45,912
6,096,620
Italy – 2.6%
A2A SpA 51,415 130,861
Amplifon SpA 4,159 79,450
Banca Mediolanum SpA 6,082 90,708
Banco BPM SpA 38,705 430,916

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Italy – 2.6% (continued)
Davide Campari-Milano NV 14,086 94,216
ENEL SpA 225,410 1,958,661
ENI SpA 62,907 908,172
Ferrari NV 3,813 1,740,708
FinecoBank Banca Fineco SpA 18,034 360,086
Generali 29,817 1,089,370
Infrastrutture Wireless Italiane SpA
(c)
8,627 103,363
Intesa Sanpaolo SpA 455,232 2,422,867
Leonardo SpA 12,032 626,424
Mediobanca Banca di Credito Finanziario SpA 16,233 331,875
Moncler SpA 6,469 397,391
Nexi SpA
(a)(c)
17,835 104,289
Pirelli & C SpA
(c)
12,008 74,038
Poste Italiane SpA
(c)
13,437 272,498
Prada SpA 17,500 109,450
Prysmian SpA 7,912 431,171
Recordati Industria Chimica e Farmaceutica SpA 3,025 178,295
Snam SpA 59,974 344,968
Telecom Italia SpA
(a)
308,647 122,097
Telecom Italia SpA-RSP
(a)
186,722 83,141
Terna Rete Elettrica Nazionale SpA 41,690 415,526
UniCredit SpA 43,664 2,529,901
15,430,442
Japan – 21.6%
ABC-Mart, Inc. 2,900 53,928
Acom Co. Ltd. 11,800 33,090
Advantest Corp. 21,200 871,394
AEON Co. Ltd. 22,800 675,656
AEON Mall Co. Ltd. 3,400 65,311
AGC, Inc. 5,700 177,945
Air Water, Inc. 7,200 98,127
Aisin Corp. 15,900 201,927
Ajinomoto Co., Inc. 29,600 605,115
Alfresa Holdings Corp. 4,400 66,413
Amada Co. Ltd. 9,500 94,973
ANA Holdings, Inc. 13,100 251,273
Asahi Group Holdings Ltd. 43,100 596,009
Asahi Intecc Co. Ltd. 6,300 96,836
Asahi Kasei Corp. 40,800 284,319
Asics Corp. 18,200 393,500
Astellas Pharma, Inc. 50,500 505,389
Azbil Corp. 14,900 128,693
Bandai Namco Holdings, Inc. 17,000 589,828
Baycurrent, Inc. 3,800 204,865
Bridgestone Corp. 15,800 663,613
Brother Industries Ltd. 7,600 133,762
Calbee, Inc. 2,700 54,373
Canon, Inc. 26,600 821,273
Capcom Co. Ltd. 9,700 281,466
Central Japan Railway Co. 27,700 569,186
Chubu Electric Power Co., Inc. 20,800 270,062
Chugai Pharmaceutical Co. Ltd. 18,700 1,077,505
Coca-Cola Bottlers Japan Holdings, Inc. 3,900 73,262
Concordia Financial Group Ltd. 31,900 205,346
Cosmos Pharmaceutical Corp. 1,200 77,440
CyberAgent, Inc. 13,900 119,325
Dai Nippon Printing Co. Ltd. 12,800 178,665

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Japan – 21.6% (continued)
Daifuku Co. Ltd. 10,100 268,148
Dai-ichi Life Holdings, Inc. 106,500 764,927
Daiichi Sankyo Co. Ltd. 56,400 1,440,841
Daikin Industries Ltd. 8,000 913,909
Daito Trust Construction Co. Ltd. 1,800 200,140
Daiwa House Industry Co. Ltd. 18,600 672,203
Daiwa House REIT Investment Corp. 56 93,948
Daiwa Securities Group, Inc. 44,000 288,172
Denso Corp. 47,100 610,048
Dentsu Group, Inc. 5,000 104,248
Disco Corp. 2,600 503,449
East Japan Railway Co. 32,700 709,753
Ebara Corp. 13,300 200,656
Eisai Co. Ltd. 8,800 254,055
Electric Power Development Co. Ltd. 5,600 98,326
ENEOS Holdings, Inc. 84,100 404,404
FANUC Corp. 27,700 709,589
Fast Retailing Co. Ltd. 5,100 1,679,739
Fuji Electric Co. Ltd. 4,000 177,314
Fujifilm Holdings Corp. 27,400 563,886
Fujikura Ltd. 7,100 261,173
Fujitsu Ltd. 52,800 1,166,382
Fukuoka Financial Group, Inc. 5,400 141,739
GLP J-REIT 122 105,373
GMO Payment Gateway, Inc. 1,300 81,569
Hakuhodo DY Holdings, Inc. 6,800 51,129
Hamamatsu Photonics KK 9,200 85,170
Hankyu Hanshin Holdings, Inc. 6,900 196,784
Haseko Corp. 7,200 102,771
Hikari Tsushin, Inc. 500 138,741
Hirose Electric Co. Ltd. 800 90,942
Hitachi Construction Machinery Co. Ltd. 3,400 101,161
Hitachi Ltd. 129,400 3,191,455
Honda Motor Co. Ltd. 136,600 1,391,474
Hoshizaki Corp. 3,200 136,220
Hoya Corp. 10,000 1,176,388
Hulic Co. Ltd. 17,600 183,909
Ibiden Co. Ltd. 3,000 83,118
Idemitsu Kosan Co. Ltd. 28,800 178,587
IHI Corp. 4,300 336,126
Iida Group Holdings Co. Ltd. 4,700 74,352
INPEX Corp. 26,000 329,739
Isetan Mitsukoshi Holdings Ltd. 9,800 126,279
Isuzu Motors Ltd. 17,100 230,953
ITOCHU Corp. 36,200 1,848,068
J Front Retailing Co. Ltd. 7,200 88,334
Japan Airlines Co. Ltd. 13,500 244,323
Japan Exchange Group, Inc. 30,200 337,061
Japan Metropolitan Fund Invest 210 140,010
Japan Post Bank Co. Ltd. 12,600 129,056
Japan Post Holdings Co. Ltd. 58,200 565,108
Japan Post Insurance Co. Ltd. 5,400 108,254
Japan Real Estate Investment Corp. 220 174,748
Japan Tobacco, Inc. 32,200 994,850
JFE Holdings, Inc. 18,600 216,461
Kajima Corp. 13,200 315,286
Kansai Paint Co. Ltd. 4,900 73,857

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Japan – 21.6% (continued)
KAO Corp. 13,200 565,146
Kawasaki Heavy Industries Ltd. 4,600 273,117
Kawasaki Kisen Kaisha Ltd. 10,800 147,644
KDDI Corp. 87,000 1,539,151
KEIO Corp. 3,300 89,603
Keisei Electric Railway Co. Ltd. 14,300 148,223
Kewpie Corp. 3,000 68,333
Keyence Corp. 5,400 2,265,395
Kikkoman Corp. 21,300 208,386
Kintetsu Group Holdings Co. Ltd. 4,800 103,343
Kirin Holdings Co. Ltd. 23,700 358,723
Kobayashi Pharmaceutical Co. Ltd.
(b)
1,200 45,824
Kobe Bussan Co. Ltd. 4,700 144,519
Koei Tecmo Holdings Co. Ltd. 4,100 70,365
Koito Manufacturing Co. Ltd. 4,600 55,823
Kokusai Electric Corp. 4,000 73,892
Komatsu Ltd. 26,400 759,019
Konami Group Corp. 2,800 399,467
Kose Corp. 600 25,840
Kubota Corp. 29,000 336,070
Kuraray Co. Ltd. 8,800 102,628
Kurita Water Industries Ltd. 3,300 109,314
Kyocera Corp. 39,900 473,295
Kyowa Kirin Co. Ltd. 6,100 95,152
Kyushu Electric Power Co., Inc. 13,400 119,354
Kyushu Railway Co. 4,600 118,515
Lasertec Corp. 2,200 204,978
Lixil Corp. 8,100 95,429
LY Corp. 76,400 289,125
M3, Inc.
(a)
11,800 147,790
Makita Corp. 7,200 211,094
Marubeni Corp. 47,800 847,156
Marui Group Co. Ltd. 5,500 109,063
MatsukiyoCocokara & Co. 9,800 180,452
Mazda Motor Corp. 19,800 118,600
McDonald's Holdings Co. Japan Ltd. 2,500 105,686
Mebuki Financial Group, Inc. 27,100 131,776
Medipal Holdings Corp. 4,700 79,986
MEIJI Holdings Co. Ltd. 6,400 157,667
Minebea Mitsumi, Inc. 12,500 183,504
Misumi Group, Inc. 8,600 120,704
Mitsubishi Chemical Group Corp. 44,200 214,121
Mitsubishi Corp. 98,700 1,876,573
Mitsubishi Electric Corp. 56,900 1,101,181
Mitsubishi Estate Co. Ltd. 33,700 591,829
Mitsubishi Gas Chemical Co., Inc. 5,300 80,722
Mitsubishi HC Capital, Inc. 24,000 169,349
Mitsubishi Heavy Industries Ltd. 95,000 1,862,504
Mitsubishi Motors Corp. 15,700 43,499
Mitsubishi UFJ Financial Group, Inc. 339,900 4,297,600
Mitsui & Co. Ltd. 83,000 1,686,301
Mitsui Chemicals, Inc. 4,500 98,745
Mitsui Fudosan Co. Ltd. 80,600 796,168
Mitsui OSK Lines Ltd. 10,700 355,491
Mizuho Financial Group, Inc. 73,760 1,851,239
MonotaRO Co. Ltd. 7,200 138,735
MS&AD Insurance Group Holdings, Inc. 36,700 834,910

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Japan – 21.6% (continued)
Murata Manufacturing Co. Ltd. 53,500 830,405
NEC Corp. 37,200 906,528
Nexon Co. Ltd. 12,700 199,884
NGK Insulators Ltd. 7,600 93,854
NH Foods Ltd. 2,800 105,707
Nichirei Corp. 6,800 93,343
Nidec Corp. 28,900 513,206
Nikon Corp. 7,900 75,849
Nintendo Co. Ltd. 33,800 2,803,239
Nippon Building Fund, Inc. 243 225,896
Nippon Express Holdings, Inc. 7,300 130,375
Nippon Paint Holdings Co. Ltd. 24,700 187,882
Nippon ProLogis REIT, Inc. 66 109,244
Nippon Sanso Holdings Corp. 5,500 176,020
Nippon Steel Corp. 28,700 605,630
Nippon Telegraph & Telephone Corp. 1,554,700 1,627,290
Nippon Television Holdings, Inc. 5,200 120,266
Nippon Yusen KK 13,300 433,574
Nissan Chemical Corp. 3,200 93,438
Nissan Motor Co. Ltd.
(a)
57,300 137,184
Nisshin Seifun Group, Inc. 7,300 94,295
Nissin Foods Holdings Co. Ltd. 4,500 99,345
Niterra Co. Ltd. 4,600 143,250
Nitori Holdings Co. Ltd. 2,400 287,297
Nitto Denko Corp. 20,400 357,615
Nomura Holdings, Inc. 90,100 499,769
Nomura Real Estate Holdings, Inc. 16,500 97,966
Nomura Real Estate Master Fund, Inc. 129 128,602
Nomura Research Institute Ltd. 11,600 438,497
NTT Data Group Corp. 18,300 362,754
Obayashi Corp. 20,700 321,660
OBIC Business Consultants Co. Ltd. 1,000 47,806
OBIC Co. Ltd. 9,500 332,407
Odakyu Electric Railway Co. Ltd. 8,700 96,186
OJI Holdings Corp. 28,100 132,935
Olympus Corp. 35,300 461,667
Omron Corp. 4,900 145,310
ONO Pharmaceutical Co. Ltd. 12,000 138,138
Open House Group Co. Ltd. 2,300 101,875
Oracle Corp. Japan 1,000 120,268
Oriental Land Co. Ltd. 31,200 663,416
ORIX Corp. 32,300 645,592
ORIX Jreit, Inc. 84 105,883
Osaka Gas Co. Ltd. 11,400 289,076
Otsuka Corp. 6,500 144,500
Otsuka Holdings Co. Ltd. 12,900 629,173
Pan Pacific International Holdings Corp. 11,100 343,179
Panasonic Holdings Corp. 64,900 746,641
Persol Holdings Co. Ltd. 53,300 96,369
Rakuten Group, Inc.
(a)
40,600 238,949
Recruit Holdings Co. Ltd. 44,600 2,483,267
Renesas Electronics Corp. 46,700 547,573
Resona Holdings, Inc. 62,900 502,265
Resonac Holdings Corp. 5,400 98,297
Ricoh Co. Ltd. 14,400 152,036
Rinnai Corp. 3,100 69,611
ROHM Co. Ltd. 11,400 103,698

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Japan – 21.6% (continued)
Rohto Pharmaceutical Co. Ltd. 4,800 80,258
Ryohin Keikaku Co. Ltd. 7,600 258,413
Sanrio Co. Ltd. 4,800 191,273
Santen Pharmaceutical Co. Ltd. 8,600 87,242
Sanwa Holdings Corp. 5,700 187,256
SBI Holdings, Inc. 8,300 217,567
Screen Holdings Co. Ltd. 2,700 179,142
SCSK Corp. 4,500 118,084
Secom Co. Ltd. 12,100 445,182
Sega Sammy Holdings, Inc. 5,100 106,995
Seibu Holdings, Inc. 6,800 164,518
Seiko Epson Corp. 8,500 118,526
Sekisui Chemical Co. Ltd. 10,900 190,200
Sekisui House Ltd. 16,800 385,844
Seven & i Holdings Co. Ltd. 66,400 984,316
SG Holdings Co. Ltd. 13,900 146,611
Sharp Corp.
(a)
6,900 40,876
Shimadzu Corp. 8,200 210,864
Shimamura Co. Ltd. 1,400 93,360
Shimano, Inc. 2,200 311,322
Shimizu Corp. 15,700 167,908
Shin-Etsu Chemical Co. Ltd. 56,900 1,727,264
Shionogi & Co. Ltd. 22,000 369,237
Shiseido Co. Ltd. 11,800 194,695
Shizuoka Financial Group, Inc. 12,600 139,436
SMC Corp. 1,600 521,256
SoftBank Corp. 825,300 1,249,175
SoftBank Group Corp. 28,800 1,446,461
Sohgo Security Services Co. Ltd. 10,500 82,924
Sojitz Corp. 6,600 155,977
Sompo Holdings, Inc. 26,600 866,216
Sony Group Corp. 176,600 4,668,807
Square Enix Holdings Co. Ltd. 2,600 150,907
Stanley Electric Co. Ltd. 5,200 97,591
Subaru Corp. 16,000 290,802
Sugi Holdings Co. Ltd. 3,000 63,201
Sumco Corp. 11,900 82,092
Sumitomo Chemical Co. Ltd. 35,800 86,262
Sumitomo Corp. 34,200 838,696
Sumitomo Electric Industries Ltd. 21,000 336,995
Sumitomo Forestry Co. Ltd. 4,300 123,839
Sumitomo Heavy Industries Ltd. 2,800 58,320
Sumitomo Metal Mining Co. Ltd. 6,700 149,416
Sumitomo Mitsui Financial Group, Inc. 114,100 2,719,714
Sumitomo Mitsui Trust Holdings, Inc. 18,700 462,125
Sumitomo Realty & Development Co. Ltd. 12,700 471,887
Sumitomo Rubber Industries Ltd. 5,100 64,358
Sundrug Co. Ltd. 2,400 80,494
Suntory Beverage & Food Ltd. 3,500 122,392
Suzuki Motor Corp. 46,100 551,849
Sysmex Corp. 13,700 254,666
T&D Holdings, Inc. 15,500 329,364
Taisei Corp. 5,200 282,347
Takeda Pharmaceutical Co. Ltd. 44,400 1,348,746
TBS Holdings, Inc. 3,900 130,447
TDK Corp. 56,100 598,403
Terumo Corp. 42,000 806,492

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Japan – 21.6% (continued)
The Chiba Bank Ltd. 20,700 182,997
The Kansai Electric Power Co., Inc. 27,200 334,661
The Yokohama Rubber Company Ltd. 3,900 85,442
TIS, Inc. 6,600 191,143
Tobu Railway Co. Ltd. 5,500 100,368
Toei Animation Co. Ltd. 1,500 36,385
Toho Co. Ltd. 3,200 183,062
Tohoku Electric Power Co., Inc. 12,800 91,845
Tokio Marine Holdings, Inc. 55,100 2,204,927
Tokyo Century Corp. 6,400 67,437
Tokyo Electric Power Co. Holdings, Inc.
(a)
38,100 116,485
Tokyo Electron Ltd. 13,300 1,979,056
Tokyo Gas Co. Ltd. 9,800 325,865
Tokyo Metro Co. Ltd. 8,500 107,919
Tokyu Corp. 15,900 193,734
Tokyu Fudosan Holdings Corp. 17,100 119,367
Toppan Holdings, Inc. 7,800 218,678
Toray Industries, Inc. 43,500 277,303
Tosoh Corp. 9,100 128,200
Toto Ltd. 4,400 117,033
Toyo Suisan Kaisha Ltd. 2,700 174,523
Toyota Industries Corp. 5,000 587,493
Toyota Motor Corp. 327,100 6,258,104
Toyota Tsusho Corp. 19,900 394,122
Trend Micro, Inc. 4,000 286,876
Tsuruha Holdings, Inc. 1,100 88,492
Unicharm Corp. 35,500 329,888
United Urban Investment Corp. 80 84,240
USS Co. Ltd. 10,900 109,199
West Japan Railway Co. 13,100 275,151
Yakult Honsha Co. Ltd. 7,000 143,911
Yamada Holdings Co. Ltd. 16,700 54,067
Yamaha Corp. 13,100 95,513
Yamaha Motor Co. Ltd. 27,800 218,674
Yamato Holdings Co. Ltd. 8,200 116,527
Yamazaki Baking Co. Ltd. 3,900 93,426
Yaskawa Electric Corp. 6,300 133,252
Yokogawa Electric Corp. 7,000 151,542
Zensho Holdings Co. Ltd. 2,700 167,879
ZOZO, Inc. 10,700 109,070
129,331,139
Luxembourg – 0.2%
ArcelorMittal SA 13,212 389,286
CVC Capital Partners PLC
(a)(b)(c)
18,818 334,133
Tenaris SA 14,180 236,710
Zabka Group SA
(a)
11,557 66,006
1,026,135
Macau – 0.0%
Sands China Ltd.
(a)
61,600 111,051
Mexico – 0.0%
Fresnillo PLC 5,656 75,698
Netherlands – 3.7%
Adyen NV
(a)(c)
896 1,444,070
Argenx SE
(a)
1,715 1,107,332

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Netherlands – 3.7% (continued)
ASM International NV 1,307 631,883
ASML Holding NV 11,272 7,463,840
EXOR NV 2,923 275,454
Ferrovial SE 14,013 683,048
Heineken Holding NV 3,040 237,754
Heineken NV 8,587 768,213
ING Groep NV 90,826 1,756,637
Koninklijke Ahold Delhaize NV 27,216 1,118,093
Koninklijke KPN NV 95,626 445,139
Koninklijke Philips NV
(a)
23,342 591,974
NXP Semiconductors NV 7,342 1,353,204
Prosus NV 40,312 1,875,376
Stellantis NV 59,528 550,822
Universal Music Group NV 23,079 678,177
Wolters Kluwer NV 6,924 1,223,526
22,204,542
New Zealand – 0.3%
Auckland International Airport Ltd. 47,415 211,601
Contact Energy Ltd. 23,102 121,470
Fisher & Paykel Healthcare Corp. Ltd. 15,904 320,900
Infratil Ltd. 24,026 150,425
Mainfreight Ltd. 2,198 72,408
Mercury NZ Ltd. 20,356 67,408
Meridian Energy Ltd. 36,466 118,591
Spark New Zealand Ltd. 57,546 71,033
The a2 Milk Company Ltd. 20,027 104,113
Xero Ltd.
(a)
3,855 404,994
1,642,943
Norway – 0.7%
AKER ASA, Class A 903 52,247
AKER BP ASA 8,166 175,763
AutoStore Holdings Ltd.
(a)(c)
44,050 19,752
DNB Bank ASA 24,701 616,456
Equinor ASA 26,179 600,580
Frontline PLC 3,271 55,121
Gjensidige Forsikring ASA 5,305 124,108
Kongsberg Gruppen ASA 2,470 397,298
Leroy Seafood Group ASA 9,211 40,291
Mowi ASA 12,435 227,956
Nordic Semiconductor ASA
(a)
6,316 62,429
Norsk Hydro ASA 34,376 180,997
Opera Ltd., ADR 1,588 27,107
Orkla ASA 22,502 250,843
Salmar ASA 2,175 107,492
Schibsted ASA, Class A 2,078 63,242
Schibsted ASA, Class B 2,750 79,292
Sparebank 1 Sr-Bank ASA 7,069 112,750
Storebrand ASA 12,781 153,940
Telenor ASA 17,733 267,108
Tomra Systems ASA 7,163 112,246
Var Energi ASA 19,914 54,865
Wallenius Wilhelmsen ASA, Class B 519 3,741
Yara International ASA 3,932 127,099
3,912,723
Poland – 0.4%
Allegro.eu SA
(a)(c)
18,440 161,553
Bank Polska Kasa Opieki SA 5,430 271,810

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Poland – 0.4% (continued)
Budimex SA 429 72,194
CCC SA
(a)
1,431 82,718
CD Projekt SA 2,075 128,436
Dino Polska SA
(a)(c)
1,417 199,141
Inpost SA
(a)
6,806 114,504
KGHM Polska Miedz SA 4,099 130,235
LPP SA 33 135,063
mBank SA
(a)
402 87,928
Orlen SA 17,031 308,828
PGE Polska Grupa Energetyczna SA
(a)
28,896 63,218
Powszechna Kasa Oszczednosci Bank Polski SA 25,565 491,773
Powszechny Zaklad Ubezpieczen SA 16,326 255,301
Santander Bank Polska SA 1,022 156,775
2,659,477
Portugal – 0.1%
Banco Comercial Portugues SA, Class R 202,447 129,748
EDP SA 86,905 343,392
Galp Energia SGPS SA 11,641 180,431
Jeronimo Martins SGPS SA 7,409 179,561
The Navigator Company SA 4,738 18,021
851,153
Russia – 0.0%
Evraz PLC
(a),(d)
2,845 0
Singapore – 1.5%
CapitaLand Ascendas REIT 95,596 194,750
CapitaLand Integrated Commercial Trust 154,293 254,063
CapitaLand Investment Ltd. 58,200 122,578
City Developments Ltd. 6,900 26,264
DBS Group Holdings Ltd. 59,299 1,927,887
Genting Singapore Ltd. 192,100 108,872
Grab Holdings Ltd., Class A
(a)
68,546 334,504
Hafnia Ltd. 10,407 48,021
Jardine Cycle & Carriage Ltd. 1,500 29,789
Keppel Ltd. 44,100 221,564
Mapletree Industrial Trust 53,100 82,149
Mapletree Logistics Trust 115,900 99,416
Mapletree Pan Asia Commercial Trust 48,500 45,317
Oversea-Chinese Banking Corp. Ltd. 95,519 1,181,460
Sats Ltd. 29,400 63,272
Sea Ltd., ADR
(a)
10,843 1,453,504
Seatrium Ltd.
(a)
86,980 127,236
SembCorp Industries Ltd. 24,200 122,325
Singapore Airlines Ltd. 39,200 201,449
Singapore Exchange Ltd. 24,100 265,050
Singapore Technologies Engineering Ltd. 42,600 241,760
Singapore Telecommunications Ltd. 209,600 606,792
United Overseas Bank Ltd. 39,700 1,053,234
UOL Group Ltd. 18,900 83,521
Venture Corp. Ltd. 9,900 87,953
Wilmar International Ltd. 65,500 153,504
9,136,234
Spain – 2.6%
ACS Actividades de Construccion y Servicios SA 5,166 323,572
Aena SME SA
(c)
2,164 544,628
Amadeus IT Group SA 13,340 1,049,064

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Spain – 2.6% (continued)
Banco Bilbao Vizcaya Argentaria SA 167,632 2,298,104
Banco Santander SA 435,775 3,062,363
CaixaBank SA 102,039 780,865
Cellnex Telecom SA
(c)
16,402 664,508
EDP Renovaveis SA 7,003 65,715
Endesa SA 9,215 277,592
Iberdrola SA 169,984 3,071,383
Industria de Diseno Textil SA 32,150 1,726,459
Naturgy Energy Group SA 2,633 78,538
Redeia Corp. SA 11,620 244,367
Repsol SA 32,932 404,678
Telefonica SA 148,373 762,020
15,353,856
Sweden – 3.0%
AAK AB 4,921 128,779
AddTech AB, Class B 6,490 218,422
ALFA Laval AB 7,906 327,965
Asmodee Group AB, Class B
(a)
4,177 46,123
ASSA Abloy AB, Class B 29,045 878,135
Atlas Copco AB, Class A 75,273 1,169,495
Atlas Copco AB, Class B 42,824 596,967
Avanza Bank Holding AB 3,676 122,916
Axfood AB 3,458 96,911
Beijer Ref AB, Class B 11,324 172,826
Boliden AB
(a)
8,457 259,631
Castellum AB
(a)
12,049 146,226
Embracer Group AB, Class B
(a)(b)
2,855 36,013
Epiroc AB, Class A 17,401 376,710
Epiroc AB, Class B 11,160 218,921
EQT AB 15,189 437,486
Essity AB, Class B 17,451 503,723
Evolution AB
(c)
4,940 345,317
Fastighets AB Balder, Class B
(a)(b)
21,480 154,114
Getinge AB, Class B 5,570 107,532
H & M Hennes & Mauritz AB, Class B 17,103 248,346
Hexagon AB, Class B 58,378 567,020
Holmen AB, Class B 2,643 104,844
Husqvarna AB, Class B 7,629 35,634
Industrivarden AB, Class A 2,883 101,332
Industrivarden AB, Class C 4,406 154,726
Indutrade AB 8,464 228,868
Investment AB Latour, Class B 3,439 92,991
Investor AB, Class A 13,596 404,290
Investor AB, Class B 53,754 1,590,065
L E Lundbergforetagen AB, Class B 1,342 70,892
Lifco AB, Class B 6,388 247,575
Nibe Industrier AB, Class B 46,621 197,120
Saab AB, Class B 8,778 407,642
Sagax AB, Class B 5,431 123,431
Sandvik AB 29,778 617,796
Securitas AB, Class B 13,843 220,313
Skandinaviska Enskilda Banken AB, Class A 47,644 753,074
Skanska AB, Class B 9,232 214,315
SKF AB, Class B 11,871 233,299
SSAB AB, Class A 7,285 46,075
SSAB AB, Class B, Series B 16,012 99,709
Svenska Cellulosa AB SCA, Class B 16,232 210,875

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Sweden – 3.0% (continued)
Svenska Handelsbanken AB, Class A 39,711 520,222
Svenska Handelsbanken AB, Class B 1,455 28,602
Sweco AB, Class B 5,315 93,296
Swedbank AB, Class A 28,643 712,444
Swedish Orphan Biovitrum AB
(a)
6,213 188,743
Tele2 AB, Class B 16,085 237,233
Telefonaktiebolaget LM Ericsson, Class B 86,644 731,069
Telia Co. AB 65,551 245,691
Thule Group AB
(c)
2,534 57,800
Trelleborg AB, Class B 6,583 227,148
Volvo AB, Class A 5,323 145,260
Volvo AB, Class B 44,415 1,209,279
Volvo Car AB, Class B
(a)(b)
5,852 9,972
17,721,203
Switzerland – 8.2%
ABB Ltd. 46,506 2,444,289
Alcon AG 14,576 1,412,989
Chocoladefabriken Lindt & Spruengli AG, PC 29 424,898
CIE Financiere Richemont SA, Class A 15,378 2,718,168
DSM-Firmenich AG 7,825 847,879
Galderma Group AG 2,316 270,282
Geberit AG 983 682,089
Givaudan SA 272 1,318,046
Glencore PLC 274,132 894,892
Holcim AG 14,643 1,632,247
Kuehne + Nagel International AG 1,424 327,256
Lonza Group AG 2,071 1,483,408
Nestle SA 76,823 8,202,555
Novartis AG 55,925 6,382,970
Partners Group Holding AG 623 815,377
Roche Holding AG 20,528 6,727,338
Roche Holding AG, BR 893 312,536
Schindler Holding AG 580 206,097
Schindler Holding AG, PC 1,198 438,526
SGS SA 4,502 442,229
Sika AG 4,387 1,098,685
STMicroelectronics NV 19,652 442,768
Straumann Holding AG 3,204 392,434
Swiss Life Holding AG 846 846,257
Swiss RE AG 8,482 1,525,057
Swisscom AG 757 506,663
The Swatch Group AG 2,038 71,079
The Swatch Group AG, BR 724 125,241
UBS Group AG 93,387 2,828,600
Zurich Insurance Group AG 4,266 3,023,448
48,844,303
United Kingdom – 12.4%
3i Group PLC 27,893 1,577,450
Admiral Group PLC 6,674 290,434
Anglo American PLC 36,262 982,751
Ashtead Group PLC 12,990 692,296
Associated British Foods PLC 9,472 261,133
AstraZeneca PLC 44,026 6,308,666
Auto Trader Group PLC
(c)
26,794 300,340
Aviva PLC 75,859 567,420
B&M European Value Retail SA 28,369 127,470
BAE Systems PLC 88,227 2,044,021

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
United Kingdom – 12.4% (continued)
Barclays PLC 418,483 1,659,019
Barratt Redrow PLC 41,114 255,799
Berkeley Group Holdings PLC 2,536 141,252
BP PLC 426,911 1,997,501
British American Tobacco PLC 57,783 2,506,835
BT Group PLC, Class A
(b)
171,332 397,739
Bunzl PLC 9,228 289,658
Centrica PLC 150,883 322,758
Coca-Cola Europacific Partners PLC 6,219 564,312
Compass Group PLC 50,057 1,683,566
ConvaTec Group PLC
(c)
50,033 173,622
Croda International PLC 4,268 168,230
Diageo PLC 65,411 1,827,772
Entain PLC 16,408 139,738
GSK PLC 120,418 2,386,099
Haleon PLC 228,360 1,148,099
Halma PLC 11,328 417,006
Hikma Pharmaceuticals PLC 4,739 125,648
HSBC Holdings PLC 526,672 5,852,927
Imperial Brands PLC 23,139 950,075
Informa PLC 37,103 360,687
InterContinental Hotels Group PLC 4,436 470,577
Intermediate Capital Group PLC 9,029 226,247
International Consolidated Airlines Group SA 102,015 354,280
Intertek Group PLC 4,904 300,265
J Sainsbury PLC 50,929 181,493
JD Sports Fashion PLC 77,591 81,439
Kingfisher PLC 52,678 202,080
Land Securities Group PLC 23,914 189,256
Legal & General Group PLC 172,782 541,191
Lloyds Banking Group PLC 1,785,604 1,747,754
London Stock Exchange Group PLC 12,306 1,910,819
M&G PLC 65,997 182,828
Marks & Spencer Group PLC 55,813 289,998
Melrose Industries PLC 39,191 226,979
Mondi PLC 13,894 210,265
National Grid PLC 141,976 2,053,776
NatWest Group PLC 211,577 1,351,411
Next PLC 3,439 566,376
Pearson PLC 18,593 297,147
Phoenix Group Holdings PLC 21,647 172,761
Reckitt Benckiser Group PLC 19,784 1,278,467
RELX PLC 54,483 2,959,680
Rentokil Initial PLC 70,327 321,824
Rightmove PLC 22,772 224,414
Rio Tinto PLC 31,061 1,844,982
Rolls-Royce Holdings PLC 249,935 2,517,811
Schroders PLC 19,450 85,316
Segro PLC 34,316 311,960
Severn Trent PLC 8,115 302,414
Shell PLC 178,520 5,819,360
Smith & Nephew PLC 26,437 372,188
Smiths Group PLC 9,604 239,115
Spirax Group PLC 1,936 151,923
SSE PLC 32,682 738,616
Standard Chartered PLC 58,320 838,184
Taylor Wimpey PLC 110,147 172,797

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
United Kingdom – 12.4% (continued)
Tesco PLC 195,476 967,889
The Sage Group PLC 28,944 478,424
The Weir Group PLC 7,639 229,373
Unilever PLC 71,621 4,552,665
United Utilities Group PLC 20,507 308,836
Vodafone Group PLC 581,777 569,289
Whitbread PLC 5,505 190,664
Wise PLC, Class A
(a)
20,430 267,017
WPP PLC 29,204 224,763
74,045,236
United States – 0.2%
Brookfield Asset Management Ltd., Class A 10,778 573,973
RB Global, Inc. 5,354 538,501
1,112,474
Total Common Stocks (cost $516,574,169) 590,392,790
Preferred Stocks – 0.3%
Germany – 0.3%
Bayerische Motoren Werke AG, 8.82% 1,953 156,849
Dr. Ing. h.c. F. Porsche AG, 1.21%
(c)
3,562 178,525
Henkel AG & Co. KGaA, 2.49% 5,048 392,501
Porsche Automobil Holding SE, 5.36% 4,042 166,192
Sartorius AG, 0.26% 642 165,736
Volkswagen AG, 7.66% 5,196 563,722
1,623,525
Total Preferred Stocks (cost $1,940,146) 1,623,525
Rights – 0.0%
Spain – 0.0%
EDP Renovaveis SA, expiring 5/7/2025
(a)
(Cost $670) 7,003 717
Warrants – 0.0%
Canada – 0.0%
Constellation Software, Inc., expiring 3/31/2040
(Cost $0) 563 0
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(e)(f)
(cost $1,492,031) 1,492,031 1,492,031
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(e)(f)
(cost $44,563) 44,563 44,563
Total Investments (cost $520,051,579) 99.1% 593,553,626
Cash and Receivables (Net) 0.9% 5,354,275
Net Assets 100.0% 598,907,901
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CREST Depositary Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $1,940,550 and the value of the collateral was $2,029,986, consisting of cash collateral of $44,563 and U.S. Government & Agency securities valued at $1,985,423. In addition, the value of collateral may include pending sales that are also on loan.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities were valued at $6,649,827 or 1.11% of net assets.
(d)
The fund held Level 3 securities at April 30, 2025. These securities were valued at $0 or 0.00% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of April 30, 2025.
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
10/31/24 Purchases ($)
1
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 307,275 15,913,347 (14,728,591) 1,492,031 18,908
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 399,531 2,855,965 (3,210,933) 44,563 2,820
2
Total – 0.2% 706,806 18,769,312 (17,939,524) 1,536,594 21,728
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
MSCI EAFE Index 41 6/20/2025 5,033,856 5,114,135 80,279
S&P/TSX 60 Index 2 6/19/2025 425,185
*
432,926 7,741
Gross Unrealized Appreciation 88,020
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 98.0%
Australia – 0.0%
MMG Ltd.
(a),(b)
56,000 17,043
Brazil – 3.4%
Ambev SA 46,576 120,196
B3 SA - Brasil Bolsa Balcao 57,873 136,264
Banco BTG Pactual SA 16,143 109,124
Banco do Brasil SA 19,915 101,450
Banco Santander Brasil SA 7,512 39,249
BB Seguridade Participacoes SA 6,756 50,777
BRF SA 7,825 31,375
Caixa Seguridade Participacoes SA 6,320 18,230
Centrais Eletricas Brasileiras SA 7,944 61,614
Cia de Saneamento Basico do Estado de Sao Paulo 4,561 91,439
Cosan SA 17,319 23,861
CPFL Energia SA 2,324 15,628
CSN Mineracao SA 5,408 5,875
Embraer SA
(b)
7,227 83,192
Eneva SA
(b)
15,091 35,932
Engie Brasil Energia SA 3,948 29,010
Equatorial Energia SA 16,658 108,132
Hapvida Participacoes e Investimentos SA
(b)(c)
46,686 19,132
Itau Unibanco Holding SA 6,416 35,234
JBS SA 7,706 59,686
Klabin SA 10,236 33,485
Localiza Rent-A-Car SA 10,220 77,696
Lojas Renner SA 13,689 35,133
Natura & Co. Holding SA 9,936 16,725
Neoenergia SA 2,114 8,514
NU Holdings Ltd., Class A
(b)
34,874 433,484
Pagseguro Digital Ltd., Class A
(b)
2,082 20,882
Petroleo Brasileiro SA 40,064 226,879
Porto Seguro SA 2,083 16,270
Prio SA
(b)
8,669 51,618
Raia Drogasil SA 14,897 52,048
Rede D'Or Sao Luiz SA
(c)
10,921 61,767
Rumo SA 11,033 37,651
Stoneco Ltd., Class A
(b)
2,804 39,424
Suzano SA 7,020 62,123
Telefonica Brasil SA 8,080 39,477
Tim SA 1,215 4,054
Totvs SA 5,394 35,729
Vale SA 43,107 402,715
Vibra Energia SA 16,749 55,412
WEG SA 16,246 129,218
XP, Inc., Class A 3,113 50,119
3,065,823
Chile – 0.4%
Banco de Chile 405,597 58,947
Banco de Credito e Inversiones SA 1,013 39,719
Banco Santander Chile 569,888 34,113
Cencosud SA 13,677 46,333
Cia Sud Americana de Vapores SA 205,031 11,212
Empresas CMPC SA 13,823 21,463
Empresas COPEC SA 4,505 30,617
Enel Americas SA 50,502 4,910
Enel Chile SA 294,637 20,640

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Chile – 0.4% (continued)
Falabella SA 14,720 66,175
Latam Airlines Group SA 3,097,830 48,423
382,552
China – 26.2%
360 Security Technology, Inc., Class A 4,000 5,634
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A 500 1,046
AAC Technologies Holdings, Inc. 5,500 26,349
Accelink Technologies Co. Ltd., Class A 200 1,176
Advanced Micro-Fabrication Equipment, Inc., Class A 311 8,061
AECC Aero-Engine Control Co. Ltd., Class A 1,300 3,200
AECC Aviation Power Co. Ltd., Class A 1,000 4,516
Agricultural Bank of China Ltd., Class A 59,200 44,179
Agricultural Bank of China Ltd., Class H 322,000 196,820
Aier Eye Hospital Group Co. Ltd., Class A 6,200 11,081
Air China Ltd., Class H
(b)
18,000 10,747
Aisino Corp., Class A 3,700 4,198
Akeso, Inc.
(b)(c)
7,000 77,856
Alibaba Group Holding Ltd. 172,480 2,613,434
Aluminum Corp. of China Ltd., Class A 10,400 9,165
Aluminum Corp. of China Ltd., Class H 38,000 20,434
Amlogic Shanghai Co. Ltd., Class A
(b)
365 3,628
Angang Steel Co. Ltd., Class A
(b)
17,900 5,669
Angel Yeast Co. Ltd., Class A 1,100 5,337
Anhui Conch Cement Co. Ltd., Class A 2,800 9,283
Anhui Conch Cement Co. Ltd., Class H 11,500 32,477
Anhui Expressway Co. Ltd., Class H 4,000 6,045
Anhui Gujing Distillery Co. Ltd., Class A 300 6,790
Anhui Gujing Distillery Co. Ltd., Class B 1,100 16,823
Anhui Jianghuai Automobile Group Corp. Ltd., Class A 1,400 7,024
Anhui Yingjia Distillery Co. Ltd., Class A 100 604
Anjoy Foods Group Co. Ltd., Class A 300 3,152
Anker Innovations Technology Co. Ltd., Class A 520 6,361
ANTA Sports Products Ltd. 14,000 166,003
Asia - Potash International Investment Guangzhou Co. Ltd., Class A
(b)
300 1,189
ASR Microelectronics Co. Ltd., Class A
(b)
319 4,221
Asymchem Laboratories Tianjin Co. Ltd., Class A 740 8,355
Asymchem Laboratories Tianjin Co. Ltd., Class H
(c)
140 995
Atour Lifestyle Holdings Ltd., ADR 534 13,051
Autobio Diagnostics Co. Ltd., Class A 800 4,242
Autohome, Inc., ADR 839 22,888
Avary Holding Shenzhen Co. Ltd., Class A 1,700 6,687
Avichina Industry & Technology Co. Ltd., Class H 28,000 12,854
BAIC BluePark New Energy Technology Co. Ltd., Class A
(b)
4,200 4,274
Baidu, Inc., Class A
(b)
21,500 239,684
Bank of Beijing Co. Ltd., Class A 14,100 11,648
Bank of Changsha Co. Ltd., Class A 4,000 4,984
Bank of Chengdu Co. Ltd., Class A 3,400 7,949
Bank of China Ltd., Class A 34,700 26,421
Bank of China Ltd., Class H 859,000 480,748
Bank of Chongqing Co. Ltd., Class A 4,400 6,482
Bank of Communications Co. Ltd., Class A 22,700 23,348
Bank of Communications Co. Ltd., Class H 89,000 78,043
Bank of Guiyang Co. Ltd., Class A 1,000 794
Bank of Hangzhou Co. Ltd., Class A 2,400 4,858
Bank of Jiangsu Co. Ltd., Class A 9,600 13,430
Bank of Nanjing Co. Ltd., Class A 7,300 10,473
Bank of Ningbo Co. Ltd., Class A 4,000 13,163

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
Bank of Shanghai Co. Ltd., Class A 10,900 15,578
Bank of Suzhou Co. Ltd., Class A 4,300 4,760
Baoshan Iron & Steel Co. Ltd., Class A 15,700 14,786
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A 14,000 6,091
Beijing Compass Technology Development Co. Ltd., Class A
(b)
145 1,174
Beijing Dabeinong Technology Group Co. Ltd., Class A 4,700 2,640
Beijing Easpring Material Technology Co. Ltd., Class A 900 4,693
Beijing E-Hualu Information Technology Co. Ltd., Class A
(b)
400 1,223
Beijing Kingsoft Office Software, Inc., Class A 234 9,446
Beijing New Building Materials PLC, Class A 1,100 4,244
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A 2,100 3,230
Beijing Shiji Information Technology Co. Ltd., Class A 2,890 3,315
Beijing Tiantan Biological Products Corp. Ltd., Class A 1,640 4,311
Beijing Tongrentang Co. Ltd., Class A 1,000 5,019
Beijing United Information Technology Co. Ltd., Class A 700 2,277
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A 600 5,404
Beijing Yanjing Brewery Co. Ltd., Class A 300 537
Beijing-Shanghai High Speed Railway Co. Ltd., Class A 32,200 25,759
Beiqi Foton Motor Co. Ltd., Class A
(b)
9,800 3,535
Bethel Automotive Safety Systems Co. Ltd., Class A 560 4,443
Bilibili, Inc., Class Z
(b)
3,260 57,467
Biwin Storage Technology Co. Ltd., Class A
(b)
494 4,240
Bloomage Biotechnology Corp. Ltd., Class A 222 1,493
Bluefocus Intelligent Communications Group Co. Ltd., Class A 100 118
BOC International China Co. Ltd., Class A 3,100 4,213
BOE Technology Group Co. Ltd., Class A 23,900 12,636
BTG Hotels Group Co. Ltd., Class A 2,100 4,141
BYD Co. Ltd., Class A 1,300 63,201
BYD Co. Ltd., Class H 10,500 501,257
By-health Co. Ltd., Class A 2,300 3,480
Caitong Securities Co. Ltd., Class A 4,800 4,818
Cambricon Technologies Corp. Ltd., Class A
(b)
220 21,313
Canmax Technologies Co. Ltd., Class A 1,200 2,951
Capital Securities Co. Ltd., Class A 1,500 3,906
Cathay Biotech, Inc., Class A 409 2,927
CCOOP Group Co. Ltd., Class A
(b)
6,000 2,231
CECEP Solar Energy Co. Ltd., Class A 31,800 18,871
CECEP Wind-Power Corp., Class A 5,400 2,134
CGN Power Co. Ltd., Class A 5,000 2,423
CGN Power Co. Ltd., Class H
(c)
117,000 37,266
Changchun High & New Technology Industry Group, Inc., Class A 300 3,631
Changjiang Securities Co. Ltd., Class A 6,300 5,569
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A 300 5,477
Chaozhou Three-Circle Group Co. Ltd., Class A 1,500 7,086
Chengxin Lithium Group Co. Ltd., Class A
(b)
1,100 1,698
Chifeng Jilong Gold Mining Co. Ltd., Class A 500 1,809
China Baoan Group Co. Ltd., Class A 3,600 3,837
China Cinda Asset Management Co. Ltd., Class H 107,000 13,660
China CITIC Bank Corp. Ltd., Class H 109,000 86,163
China CITIC Financial Asset Management Co. Ltd., Class H
(b)(c)
114,000 10,732
China Coal Energy Co. Ltd., Class A 4,300 6,003
China Coal Energy Co. Ltd., Class H 21,000 21,691
China Communications Services Corp. Ltd., Class H 26,000 13,579
China Construction Bank Corp., Class A 6,900 8,607
China Construction Bank Corp., Class H 1,016,000 835,890
China CSSC Holdings Ltd., Class A 3,100 12,498
China Eastern Airlines Corp. Ltd., Class A
(b)
5,700 2,896

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
China Eastern Airlines Corp. Ltd., Class H
(b)
22,000 6,582
China Energy Engineering Corp. Ltd., Class A 9,000 2,726
China Energy Engineering Corp. Ltd., Class H 112,000 14,298
China Everbright Bank Co. Ltd., Class A 12,800 6,662
China Everbright Bank Co. Ltd., Class H 97,000 42,154
China Feihe Ltd.
(c)
42,000 31,846
China Galaxy Securities Co. Ltd., Class A 2,800 6,030
China Galaxy Securities Co. Ltd., Class H 39,000 35,406
China Great Wall Securities Co. Ltd., Class A 4,200 4,470
China Greatwall Technology Group Co. Ltd., Class A
(b)
1,000 2,020
China Hongqiao Group Ltd. 27,000 48,605
China International Capital Corp. Ltd., Class A 1,100 4,975
China International Capital Corp. Ltd., Class H
(c)
19,200 33,029
China International Marine Containers Group Co. Ltd., Class A 4,400 4,574
China Jushi Co. Ltd., Class A 3,300 5,330
China Life Insurance Co. Ltd., Class A 900 4,499
China Life Insurance Co. Ltd., Class H 82,000 150,154
China Literature Ltd.
(b)(c)
4,400 15,291
China Longyuan Power Group Corp. Ltd., Class H 36,000 28,504
China Merchants Bank Co. Ltd., Class A 15,000 84,141
China Merchants Bank Co. Ltd., Class H 39,000 213,490
China Merchants Energy Shipping Co. Ltd., Class A 5,100 4,108
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A 3,700 6,536
China Merchants Securities Co. Ltd., Class A 4,900 11,098
China Merchants Securities Co. Ltd., Class H
(c)
4,600 6,988
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A 4,200 5,291
China Minsheng Banking Corp. Ltd., Class A 28,700 15,728
China Minsheng Banking Corp. Ltd., Class H
(a)
66,500 31,215
China National Building Material Co. Ltd., Class H 56,000 27,225
China National Chemical Engineering Co. Ltd., Class A 6,900 7,173
China National Nuclear Power Co. Ltd., Class A 12,900 16,394
China National Software & Service Co. Ltd., Class A
(b)
690 4,311
China Nonferrous Mining Corp. Ltd. 10,000 6,628
China Northern Rare Earth Group High-Tech Co. Ltd., Class A 3,300 10,582
China Oilfield Services Ltd., Class A 2,300 4,221
China Oilfield Services Ltd., Class H 20,000 15,655
China Pacific Insurance Group Co. Ltd., Class A 4,100 16,851
China Pacific Insurance Group Co. Ltd., Class H 28,000 76,186
China Petroleum & Chemical Corp., Class A 19,700 15,352
China Petroleum & Chemical Corp., Class H 248,000 126,963
China Railway Group Ltd., Class A 12,200 9,272
China Railway Group Ltd., Class H 52,000 22,397
China Railway Signal & Communication Corp. Ltd., Class A 5,711 4,002
China Railway Signal & Communication Corp. Ltd., Class H
(c)
10,000 4,023
China Reinsurance Group Corp., Class H 40,000 4,642
China Resources Beverage Holdings Co. Ltd.
(b)
5,800 10,381
China Resources Microelectronics Ltd., Class A 529 3,356
China Resources Mixc Lifestyle Services Ltd.
(c)
6,400 30,784
China Resources Pharmaceutical Group Ltd.
(c)
16,500 10,426
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A 1,000 5,662
China Science Publishing & Media Ltd, Class A 100 255
China Shenhua Energy Co. Ltd., Class A 3,700 19,512
China Shenhua Energy Co. Ltd., Class H 36,500 137,439
China Southern Airlines Co. Ltd., Class A
(b)
3,900 3,018
China Southern Airlines Co. Ltd., Class H
(b)
20,000 8,253
China Southern Power Grid Energy Storage Co. Ltd., Class A 4,000 5,370
China State Construction Engineering Corp. Ltd., Class A 30,700 23,291

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
China Suntien Green Energy Corp. Ltd., Class H 27,000 14,449
China Three Gorges Renewables Group Co. Ltd., Class A 21,000 12,318
China Tourism Group Duty Free Corp. Ltd., Class A 1,100 9,602
China Tourism Group Duty Free Corp. Ltd., Class H
(c)
2,000 13,630
China Tower Corp. Ltd., Class H
(c)
49,900 72,327
China United Network Communications Ltd., Class A 23,000 16,847
China Vanke Co. Ltd., Class A
(b)
4,300 4,032
China Vanke Co. Ltd., Class H
(b)
23,800 16,420
China XD Electric Co. Ltd., Class A 4,000 3,420
China Yangtze Power Co. Ltd., Class A 15,900 64,583
China Zhenhua Group Science & Technology Co. Ltd., Class A 200 1,408
China Zheshang Bank Co. Ltd., Class A 26,400 10,869
China Zheshang Bank Co. Ltd., Class H 22,000 7,433
Chongqing Brewery Co. Ltd., Class A 500 3,977
Chongqing Changan Automobile Co. Ltd., Class A 5,586 9,422
Chongqing Changan Automobile Co. Ltd., Class B 19,250 9,110
Chongqing Rural Commercial Bank Co. Ltd., Class A 2,100 1,981
Chongqing Rural Commercial Bank Co. Ltd., Class H 36,000 27,622
Chongqing Zhifei Biological Products Co. Ltd., Class A 1,000 2,594
CITIC Ltd. 64,000 78,156
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,000 1,612
CITIC Securities Co. Ltd., Class A 7,735 26,711
CITIC Securities Co. Ltd., Class H 20,500 50,915
CMOC Group Ltd., Class A 7,900 7,679
CMOC Group Ltd., Class H 33,000 25,958
CNGR Advanced Material Co. Ltd., Class A 1,020 4,432
CNPC Capital Co. Ltd., Class A 3,900 3,689
Contemporary Amperex Technology Co. Ltd., Class A 3,100 98,812
COSCO SHIPPING Development Co. Ltd., Class A 15,800 4,873
COSCO SHIPPING Energy Transportation Co. Ltd., Class A 1,300 1,842
COSCO SHIPPING Energy Transportation Co. Ltd., Class H 18,000 14,298
COSCO SHIPPING Holdings Co. Ltd., Class A 9,300 18,388
COSCO SHIPPING Holdings Co. Ltd., Class H 29,000 43,754
Country Garden Services Holdings Co. Ltd. 26,000 23,235
CRRC Corp. Ltd., Class A 19,600 18,945
CRRC Corp. Ltd., Class H 40,000 24,656
CSC Financial Co. Ltd., Class A 1,000 3,203
CSC Financial Co. Ltd., Class H
(c)
7,500 8,492
CSPC Innovation Pharmaceutical Co. Ltd. 400 2,308
CSSC Science & Technology Co. Ltd. 400 643
Daqin Railway Co. Ltd., Class A 11,500 10,276
DaShenLin Pharmaceutical Group Co. Ltd., Class A 1,100 2,866
Datang International Power Generation Co. Ltd., Class A 8,200 3,500
Datang International Power Generation Co. Ltd., Class H 34,000 8,111
DBG Technology Co. Ltd., Class A 1,200 4,078
DHC Software Co. Ltd., Class A 4,500 6,072
Do-Fluoride New Materials Co. Ltd., Class A 2,300 3,680
Dong-E-E-Jiao Co. Ltd., Class A 900 6,742
Dongfang Electric Corp. Ltd., Class H 5,600 7,655
Dongfeng Motor Group Co. Ltd., Class H 24,000 13,308
Dongguan Yiheda Automation Co. Ltd., Class A 100 320
Dongxing Securities Co. Ltd., Class A 4,500 6,227
East Buy Holding Ltd.
(a),(b)(c)
4,000 6,252
East Money Information Co. Ltd., Class A 9,600 27,190
Eastern Air Logistics Co. Ltd., Class A 100 167
Eastroc Beverage Group Co. Ltd., Class A 130 5,119
Easyhome New Retail Group Co. Ltd., Class A 1,600 729

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
Ecovacs Robotics Co. Ltd., Class A 700 4,964
Empyrean Technology Co. Ltd., Class A 200 3,282
ENN Energy Holdings Ltd. 7,600 60,322
ENN Natural Gas Co. Ltd., Class A 1,400 3,809
Eoptolink Technology, Inc. Ltd., Class A 500 6,181
Eve Energy Co. Ltd., Class A 1,800 10,181
Everbright Securities Co. Ltd., Class A 3,600 7,980
Flat Glass Group Co. Ltd., Class A 2,000 4,136
Flat Glass Group Co. Ltd., Class H 4,000 4,529
Focus Media Information Technology Co. Ltd., Class A 10,500 10,409
Foshan Haitian Flavouring & Food Co. Ltd., Class A 2,482 14,326
Founder Securities Co. Ltd., Class A 7,100 7,283
Foxconn Industrial Internet Co. Ltd., Class A 6,600 16,412
Fujian Kuncai Material Technology Co. Ltd., Class A 200 557
Fujian Sunner Development Co. Ltd., Class A 1,500 3,313
Full Truck Alliance Co. Ltd., ADR 8,640 98,150
Fuyao Glass Industry Group Co. Ltd., Class A 1,700 13,604
Fuyao Glass Industry Group Co. Ltd., Class H
(c)
4,800 33,951
GalaxyCore, Inc., Class A 1,557 2,956
Gan & Lee Pharmaceuticals Co. Ltd., Class A 800 5,253
Ganfeng Lithium Co. Ltd., Class H
(c)
2,760 6,741
Ganfeng Lithium Group Co. Ltd., Class A 1,500 6,186
Gansu Qilianshan Cement Group Co. Ltd. 400 430
G-bits Network Technology Xiamen Co. Ltd., Class A 100 3,291
GD Power Development Co. Ltd., Class A 9,000 5,539
GDS Holdings Ltd., Class A
(b)
10,000 32,625
GEM Co. Ltd., Class A 3,400 2,865
Gemdale Corp., Class A 7,100 4,184
Genscript Biotech Corp.
(b)
12,000 16,898
GF Securities Co. Ltd., Class A 1,600 3,439
GF Securities Co. Ltd., Class H 8,400 10,962
Giant Biogene Holding Co. Ltd.
(c)
5,000 51,582
GigaDevice Semiconductor Beijing, Inc., Class A
(b)
580 10,277
Ginlong Technologies Co. Ltd., Class A 500 3,607
Glodon Co. Ltd., Class A 1,300 2,640
GoerTek, Inc., Class A 1,000 2,916
Goldwind Science & Technology Co. Ltd., Class A 2,800 3,373
Goldwind Science & Technology Co. Ltd., Class H 9,000 6,209
Gongniu Group Co. Ltd., Class A 580 5,688
Gotion High-tech Co. Ltd., Class A 2,300 6,543
Great Wall Motor Co. Ltd., Class A 1,300 4,042
Great Wall Motor Co. Ltd., Class H 27,500 39,434
Gree Electric Appliances, Inc. of Zhuhai, Class A 3,900 24,465
Greenland Holdings Corp. Ltd., Class A
(b)
7,200 1,715
Greentown China Holdings Ltd. 14,000 17,909
GRG Banking Equipment Co. Ltd., Class A 2,600 4,418
Guangdong Haid Group Co. Ltd., Class A 800 6,111
Guanghui Energy Co. Ltd., Class A 2,800 2,232
Guangshen Railway Co. Ltd., Class H 20,000 4,384
Guangzhou Automobile Group Co. Ltd., Class H 42,000 14,894
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A 300 1,092
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H 4,000 8,748
Guangzhou Haige Communications Group, Inc., Co., Class A 3,400 4,859
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A 200 802
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A 1,000 4,628
Guangzhou Tinci Materials Technology Co. Ltd., Class A 1,500 3,610
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A 5,500 4,778

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
Guosen Securities Co. Ltd., Class A 3,900 5,837
Guotai Haitong Securities Co. Ltd.
(c)
25,400 36,292
Guotai Junan Securities Co. Ltd., Class A 8,300 19,691
Guoyuan Securities Co. Ltd., Class A 4,100 4,211
H World Group Ltd. 20,700 73,140
Haidilao International Holding Ltd.
(a)(c)
18,000 40,899
Haier Smart Home Co. Ltd., Class A 25,800 75,024
Haier Smart Home Co. Ltd., Class A 4,100 13,994
Hainan Airlines Holding Co. Ltd., Class A
(b)
24,800 4,576
Hainan Airport Infrastructure Co. Ltd., Class A
(b)
3,000 1,450
Haitian International Holdings Ltd. 9,000 20,821
Hangcha Group Co. Ltd., Class A 1,600 4,134
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A 4,100 5,848
Hangzhou First Applied Material Co. Ltd., Class A 1,379 2,328
Hangzhou Lion Microelectronics Co. Ltd., Class A 1,500 5,360
Hangzhou Oxygen Plant Group Co. Ltd., Class A 1,000 2,744
Hangzhou Robam Appliances Co. Ltd., Class A 1,100 2,964
Hangzhou Silan Microelectronics Co. Ltd., Class A
(b)
1,100 3,789
Hangzhou Tigermed Consulting Co. Ltd., Class A 700 4,300
Hangzhou Tigermed Consulting Co. Ltd., Class H
(c)
800 2,760
Han's Laser Technology Industry Group Co. Ltd., Class A 1,700 5,407
Hansoh Pharmaceutical Group Co. Ltd.
(a)(c)
12,000 37,294
Haohua Chemical Science & Technology Co. Ltd., Class A 1,000 3,518
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A 1,600 3,824
Hebei Sinopack Electronic Technology Co. Ltd., Class A 200 1,284
Heilongjiang Agriculture Co. Ltd., Class A 3,100 6,407
Henan Shenhuo Coal & Power Co. Ltd., Class A 1,900 4,453
Henan Shuanghui Investment & Development Co. Ltd., Class A 1,900 6,535
Hengan International Group Co. Ltd. 7,000 18,911
Hengdian Group DMEGC Magnetics Co. Ltd., Class A 1,600 2,882
Hengli Petrochemical Co. Ltd., Class A 3,200 6,737
Hengtong Optic-Electric Co. Ltd., Class A 2,400 5,092
Hengyi Petrochemical Co. Ltd., Class A 3,900 3,270
Hisense Home Appliances Group Co. Ltd., Class A 500 1,889
Hisense Home Appliances Group Co. Ltd., Class H 5,000 15,217
Hithink RoyalFlush Information Network Co. Ltd., Class A 500 17,803
HLA Group Corp. Ltd., Class A 5,400 6,171
Hongta Securities Co. Ltd., Class A 3,900 3,963
Horizon Robotics, Inc.
(b)
62,400 52,706
Hoshine Silicon Industry Co. Ltd., Class A 200 1,406
Hua Hong Semiconductor Ltd.
(a)(c)
10,000 45,714
Huadian Power International Corp. Ltd., Class A 3,200 2,516
Huadian Power International Corp. Ltd., Class H 18,000 10,074
Huadong Medicine Co. Ltd., Class A 1,000 5,349
Huafa Industrial Co. Ltd. Zhuhai 1,000 701
Huafon Chemical Co. Ltd., Class A 4,800 4,421
Huaibei Mining Holdings Co. Ltd., Class A 200 327
Hualan Biological Engineering, Inc., Class A 2,200 4,962
Huaneng Lancang River Hydropower, Inc., Class A 5,600 7,364
Huaneng Power International, Inc., Class A 5,600 5,521
Huaneng Power International, Inc., Class H 46,000 28,532
Huatai Securities Co. Ltd., Class A 3,300 7,293
Huatai Securities Co. Ltd., Class H
(c)
14,600 21,651
Huaxi Securities Co. Ltd., Class A 4,500 4,982
Huaxia Bank Co. Ltd., Class A 13,100 13,113
Huaxia Eye Hospital Group Co. Ltd., Class A 1,200 3,111
Huayu Automotive Systems Co. Ltd., Class A 1,000 2,451

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
Hubei Feilihua Quartz Glass Co. Ltd., Class A 800 5,315
Hubei Xingfa Chemicals Group Co. Ltd., Class A 1,300 3,657
Huizhou Desay SV Automaotive Co. Ltd., Class A 500 7,178
Humanwell Healthcare Group Co. Ltd., Class A 1,600 4,598
Hunan Valin Steel Co. Ltd., Class A 6,600 4,444
Hundsun Technologies, Inc., Class A 1,300 4,645
Hwatsing Technology Co. Ltd., Class A 161 3,663
Hygon Information Technology Co. Ltd., Class A 1,509 30,875
IEIT SYSTEMS Co. Ltd., Class A 700 4,901
iFlytek Co. Ltd., Class A 1,500 9,693
IMEIK Technology Development Co. Ltd., Class A 280 6,670
Industrial & Commercial Bank of China Ltd., Class A 42,500 41,021
Industrial & Commercial Bank of China Ltd., Class H 756,000 518,643
Industrial Bank Co. Ltd., Class A 13,000 37,356
Industrial Securities Co. Ltd., Class A 4,600 3,661
Ingenic Semiconductor Co. Ltd., Class A 200 1,868
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A
(b)
37,000 8,813
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A 7,400 5,522
Inner Mongolia Yili Industrial Group Co. Ltd., Class A 3,700 15,161
Inner Mongolia Yitai Coal Co. Ltd., Class B 11,300 22,464
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A 4,300 3,037
Innovent Biologics, Inc.
(b)(c)
12,500 86,641
iQIYI, Inc., ADR
(b)
3,429 6,309
iSoftStone Information Technology Group Co. Ltd., Class A 800 6,400
J&T Global Express Ltd.
(b)
57,400 44,708
JA Solar Technology Co. Ltd., Class A 2,776 3,650
Jason Furniture Hangzhou Co. Ltd., Class A 800 2,747
JCET Co. Ltd., Class A 1,400 6,444
JD Health International, Inc.
(b)(c)
8,100 38,752
JD Logistics, Inc.
(b)(c)
17,100 26,991
JD.com, Inc., Class A 30,466 502,483
Jiangsu Eastern Shenghong Co. Ltd., Class A 3,900 4,725
Jiangsu Expressway Co. Ltd., Class H 18,000 22,399
Jiangsu Hengli Hydraulic Co. Ltd., Class A 944 9,673
Jiangsu Hengrui Pharmaceuticals  Co. Ltd., Class A 4,440 31,239
Jiangsu Hoperun Software Co. Ltd., Class A
(b)
600 4,263
Jiangsu King's Luck Brewery JSC Ltd., Class A 1,000 6,526
Jiangsu Pacific Quartz Co. Ltd., Class A 100 445
Jiangsu Xukuang Energy Co. Ltd., Class A 19,600 13,520
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A 1,000 9,445
Jiangsu Yangnong Chemical Co. Ltd., Class A 700 4,969
Jiangsu Yoke Technology Co. Ltd., Class A 600 4,557
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A 1,000 4,745
Jiangsu Zhongtian Technology Co. Ltd., Class A 3,300 6,320
Jiangxi Copper Co. Ltd., Class A 3,100 9,083
Jiangxi Copper Co. Ltd., Class H 9,000 15,157
Jiangxi Special Electric Motor Co. Ltd., Class A
(b)
800 769
Jiangxi Zhengbang Technology Co. Ltd., Class A
(b)
10,800 4,104
Jinduicheng Molybdenum Co. Ltd., Class A 2,900 3,913
JiuGui Liquor Co. Ltd., Class A 500 2,953
Joincare Pharmaceutical Group Industry Co. Ltd., Class A 2,900 4,233
Jonjee High-Tech Industrial & Commercial Holding Co. Ltd., Class A 1,000 2,656
Juneyao Airlines Co. Ltd., Class A 2,600 4,439
Kanzhun Ltd., ADR
(b)
3,250 49,725
KE Holdings, Inc., Class A 18,200 125,563
Keda Clean Energy Co. Ltd., Class A 2,600 3,247
Kingdee International Software Group Co. Ltd.
(b)
33,000 56,087

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
Kingfa Sci & Tech Co. Ltd., Class A 1,200 1,809
Kingnet Network Co. Ltd., Class A 1,200 2,809
Kingsoft Corp. Ltd. 10,600 52,763
Kuaishou Technology, Class B
(b)(c)
22,800 151,712
Kuang-Chi Technologies Co. Ltd., Class A 1,600 9,297
Kunlun Tech Co. Ltd., Class A 1,000 4,392
Kweichow Moutai Co. Ltd., Class A 900 191,703
Lao Feng Xiang Co. Ltd., Class B 2,600 9,045
Laopu Gold Co. Ltd., Class H
(b)
300 27,835
LB Group Co. Ltd., Class A 3,200 7,288
Lenovo Group Ltd. 80,000 92,744
Lens Technology Co. Ltd., Class A 3,900 11,175
Lepu Medical Technology Beijing Co. Ltd., Class A 1,900 2,935
Levima Advanced Materials Corp., Class A 1,000 2,023
Li Auto, Inc., Class A
(b)
12,800 157,221
Li Ning Co. Ltd. 24,000 45,495
Liaoning Port Co. Ltd., Class A 13,300 2,674
Lingyi iTech Guangdong Co., Class A 6,000 6,592
Livzon Pharmaceutical Group, Inc., Class H 3,000 9,981
Longfor Group Holdings Ltd.
(c)
20,000 26,926
LONGi Green Energy Technology Co. Ltd., Class A 4,936 9,991
Loongson Technology Corp Ltd, Class A
(b)
237 4,235
Lufax Holding Ltd., ADR
(a)
2,655 7,699
Luxshare Precision Industry Co. Ltd., Class A 4,700 19,964
Luzhou Laojiao Co. Ltd., Class A 900 15,334
Mango Excellent Media Co. Ltd., Class A 1,400 4,382
Maxscend Microelectronics Co. Ltd., Class A 400 4,122
Meihua Holdings Group Co. Ltd., Class A 3,700 5,584
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A 7,700 5,661
Meituan, Class B
(b)(c)
55,570 933,727
Metallurgical Corp. of China Ltd., Class A 11,300 4,496
Metallurgical Corp. of China Ltd., Class H 30,000 5,687
Midea Group Co. Ltd., Class A 4,500 45,615
Midea Group Co. Ltd., Class H
(b)
4,000 37,938
Ming Yang Smart Energy Group Ltd., Class A 300 422
MINISO Group Holding Ltd. 4,800 21,602
Montage Technology Co. Ltd., Class A 938 9,921
Muyuan Foods Co. Ltd., Class A 3,220 17,588
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A 2,400 3,354
Nanjing Securities Co. Ltd., Class A 4,700 5,002
NARI Technology Co. Ltd., Class A 4,244 12,943
National Silicon Industry Group Co. Ltd., Class A 2,119 5,085
NAURA Technology Group Co. Ltd., Class A 400 24,837
NavInfo Co. Ltd., Class A
(b)
3,700 4,244
NetEase, Inc. 19,700 424,246
New China Life Insurance Co. Ltd., Class A 1,600 10,599
New China Life Insurance Co. Ltd., Class H 9,500 34,731
New Hope Liuhe Co. Ltd., Class A
(b)
9,600 12,676
New Oriental Education & Technology Group, Inc. 15,800 78,035
Ninestar Corp., Class A
(b)
300 908
Ningbo Deye Technology Co. Ltd., Class A 216 2,564
Ningbo Shanshan Co. Ltd., Class A 1,000 965
Ningbo Tuopu Group Co. Ltd., Class A 1,340 9,640
Ningbo Zhoushan Port Co. Ltd., Class A 2,800 1,372
Ningxia Baofeng Energy Group Co. Ltd., Class A 6,400 14,126
NIO, Inc., Class A
(b)
11,400 46,234
Nongfu Spring Co. Ltd., Class H
(c)
19,800 91,408

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
North Industries Group Red Arrow Co. Ltd., Class A 2,400 5,568
OFILM Group Co. Ltd., Class A
(b)
4,300 6,672
Onewo, Inc., Class H 4,300 11,894
Oppein Home Group, Inc., Class A 700 6,371
Orient Securities Co. Ltd., Class A 2,792 3,521
Orient Securities Co. Ltd., Class H
(c)
3,600 2,117
Oriental Pearl Group Co. Ltd., Class A 6,600 6,688
Ovctek China, Inc., Class A 1,700 3,443
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A
(b)
8,000 2,809
People.cn Co. Ltd., Class A 900 2,455
Perfect World Co. Ltd., Class A 300 561
PetroChina Co. Ltd., Class A 13,500 14,852
PetroChina Co. Ltd., Class H 236,000 180,773
Pharmaron Beijing Co. Ltd., Class A 1,000 3,190
Pharmaron Beijing Co. Ltd., Class H
(c)
3,100 5,397
PICC Property & Casualty Co. Ltd., Class H 74,000 136,459
Ping An Bank Co. Ltd., Class A 11,100 16,674
Ping An Insurance Group Co. of China Ltd., Class A 7,900 55,159
Ping An Insurance Group Co. of China Ltd., Class H 68,000 408,630
Piotech, Inc., Class A 191 4,113
Poly Developments and Holdings Group Co. Ltd., Class A 10,800 12,446
Poly Property Services Co. Ltd., Class H 2,000 7,982
Pony AI, Inc., ADR
(a),(b)
1,703 15,480
Pop Mart International Group Ltd.
(c)
7,200 179,937
Postal Savings Bank of China Co. Ltd., Class A 13,200 9,305
Postal Savings Bank of China Co. Ltd., Class H
(c)
103,000 63,489
Power Construction Corp. of China Ltd., Class A 7,000 4,549
Qifu Technology, Inc., ADR 766 31,429
Quinghai Salt Lake Industry Co. Ltd., Class A
(b)
6,500 14,320
Range Intelligent Computing Technology Group Co. Ltd., Class A 700 4,681
Raytron Technology Co. Ltd., Class A 1,096 8,421
Rongsheng Petrochemical Co. Ltd., Class A 5,700 6,538
SAIC Motor Corp. Ltd., Class A 5,600 12,522
Sailun Group Co. Ltd., Class A 3,000 5,048
Sanan Optoelectronics Co. Ltd., Class A 3,400 5,753
Sangfor Technologies, Inc., Class A 500 6,751
Sany Heavy Equipment International Holdings Co. Ltd. 10,000 7,312
Sany Heavy Industry Co. Ltd., Class A 4,700 12,224
Satellite Chemical Co. Ltd., Class A 1,542 3,845
SDIC Capital Co. Ltd., Class A 6,300 5,933
SDIC Power Holdings Co. Ltd., Class A 5,100 10,575
Sealand Securities Co. Ltd., Class A 4,400 2,308
Sensetime Group, Inc., Class B
(b)(c)
259,000 50,099
Seres Group Co. Ltd., Class A 1,000 17,938
SF Holding Co. Ltd., Class A 3,400 20,373
SF Holding Co. Ltd., Class H
(b)
2,000 10,007
SG Micro Corp., Class A 500 6,948
Shaanxi Coal Industry Co. Ltd., Class A 5,500 14,517
Shaanxi Energy Investment Co. Ltd., Class A 3,900 4,774
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A 500 451
Shandong Gold Mining Co. Ltd., Class A 3,000 12,516
Shandong Gold Mining Co. Ltd., Class H
(c)
8,900 26,167
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A 1,000 2,807
Shandong Linglong Tyre Co. Ltd., Class A 1,700 3,333
Shandong Nanshan Aluminum Co. Ltd., Class A 17,000 8,544
Shandong Sinocera Functional Material Co. Ltd., Class A 1,100 2,544
Shandong Sun Paper Industry JSC Ltd., Class A 2,400 4,630

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
Shandong Weifang Rainbow Chemical Co. Ltd., Class A 100 725
Shandong Weigao Group Medical Polymer Co. Ltd., Class H 20,000 14,727
Shanghai Aiko Solar Energy Co. Ltd., Class A
(b)
2,700 3,907
Shanghai Bairun Investment Holding Group Co. Ltd., Class A
(b)
600 2,156
Shanghai Baosight Software Co. Ltd., Class A 1,433 5,290
Shanghai Baosight Software Co. Ltd., Class B 6,404 9,401
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A 170 4,546
Shanghai Electric Group Co. Ltd., Class A
(b)
2,800 2,807
Shanghai Electric Group Co. Ltd., Class H
(b)
38,000 12,496
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A 500 1,611
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H 9,500 17,126
Shanghai Fudan Microelectronics Group Co. Ltd., Class A 1,603 10,544
Shanghai International Airport Co. Ltd., Class A 1,800 7,956
Shanghai International Port Group Co. Ltd., Class A 7,000 5,243
Shanghai Jinjiang International Hotels Co. Ltd., Class A 1,500 4,973
Shanghai Junshi Biosciences Co. Ltd., Class H
(b)(c)
600 1,264
Shanghai Lingang Holdings Corp., Ltd., Class A 100 125
Shanghai Pharmaceuticals Holding Co. Ltd., Class H 9,900 13,558
Shanghai Pudong Development Bank Co. Ltd., Class A 18,600 28,069
Shanghai Putailai New Energy Technology Co. Ltd., Class A 730 1,690
Shanghai RAAS Blood Products Co. Ltd., Class A 7,300 6,744
Shanghai Rural Commercial Bank Co. Ltd., Class A 6,100 7,055
Shanghai United Imaging Healthcare Co. Ltd. 465 8,509
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A 5,000 3,869
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A 200 721
Shanghai Zhonggu Logistics Co. Ltd., Class A
(b)
2,800 4,148
Shanxi Coking Coal Energy Group Co. Ltd., Class A 5,800 5,119
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A 1,500 2,255
Shanxi Meijin Energy Co. Ltd., Class A
(b)
5,300 3,065
Shanxi Securities Co. Ltd., Class A 7,300 5,669
Shanxi Taigang Stainless Steel Co. Ltd., Class A
(b)
11,200 5,444
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A 860 24,168
Shede Spirits Co. Ltd., Class A 600 4,687
Shenergy Co. Ltd., Class A 4,900 5,951
Shengyi Technology Co. Ltd., Class A 2,700 9,030
Shennan Circuits Co. Ltd., Class A 300 4,503
Shenwan Hongyuan Group Co. Ltd., Class A 15,900 10,333
Shenyang Xingqi Pharmaceutical Co. Ltd., Class A 500 5,530
Shenzhen Capchem Technology Co. Ltd., Class A 900 3,937
Shenzhen Energy Group Co. Ltd., Class A 7,000 6,168
Shenzhen Goodix Technology Co. Ltd., Class A 400 3,870
Shenzhen Han's CNC Technology Co. Ltd., Class A
(b)
900 4,682
Shenzhen Huaqiang Industry Co. Ltd., Class A 1,200 4,233
Shenzhen Infogem Technologies Co. Ltd., Class A
(b)
800 3,462
Shenzhen Inovance Technology Co. Ltd., Class A 1,200 11,828
Shenzhen Kaifa Technology Co. Ltd., Class A 1,100 2,707
Shenzhen Kangtai Biological Products Co. Ltd., Class A 1,000 1,874
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 1,000 30,245
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A 600 4,330
Shenzhen Overseas Chinese Town Co. Ltd., Class A
(b)
6,500 2,112
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A 100 563
Shenzhen SED Industry Co. Ltd., Class A 700 2,181
Shenzhen Transsion Holdings Co. Ltd., Class A 525 5,416
Shenzhou International Group Holdings Ltd. 8,100 56,196
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A
(b)
1,300 4,038
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A 1,400 2,649
Sichuan Biokin Pharmaceutical Co. Ltd., Class A
(b)
169 6,657

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
Sichuan Changhong Electric Co. Ltd., Class A 2,000 2,891
Sichuan Chuantou Energy Co. Ltd., Class A 5,500 12,866
Sichuan Hebang Corp. Ltd., Class A 15,900 3,700
Sichuan Kelun Pharmaceutical Co. Ltd., Class A 500 2,493
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.
(b)
400 17,166
Sichuan Road and Bridge Group Co. Ltd., Class A 4,060 4,858
Sichuan Swellfun Co. Ltd., Class A 800 5,017
Sieyuan Electric Co. Ltd., Class A 800 7,928
Silergy Corp. 4,000 50,027
Sinolink Securities Co. Ltd., Class A 4,300 4,808
Sinoma International Engineering Co., Class A 2,900 3,658
Sinoma Science & Technology Co. Ltd., Class A 2,100 3,982
Sinomach Heavy Equipment Group Co. Ltd., Class A
(b)
15,300 5,941
Sinopec Engineering Group Co. Ltd., Class H 14,500 10,340
Sinopec Shanghai Petrochemical Co. Ltd., Class H
(b)
68,000 10,084
Sinopharm Group Co. Ltd., Class H 17,200 40,678
Sinotrans Ltd., Class H 23,000 9,995
Sinotruk Hong Kong Ltd. 4,500 10,817
Skshu Paint Co. Ltd., Class A 300 2,000
Smoore International Holdings Ltd.
(a)(c)
22,000 38,186
Songcheng Performance Development Co. Ltd., Class A 3,200 4,120
SooChow Securities Co. Ltd., Class A 4,500 4,851
Spring Airlines Co. Ltd., Class A 400 2,956
StarPower Semiconductor Ltd., Class A 140 1,589
State Grid Information & Communication Co. Ltd., Class A 300 747
Sungrow Power Supply Co. Ltd., Class A 1,380 11,515
Sunny Optical Technology Group Co. Ltd. 7,900 66,727
Sunresin New Materials Co. Ltd., Class A 600 3,597
Sunshine Insurance Group Co. Ltd. 15,000 6,654
Sunwoda Electronic Co. Ltd., Class A 1,200 3,143
SUPCON Technology Co. Ltd., Class A 434 2,819
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A 1,100 3,920
Suzhou Maxwell Technologies Co. Ltd., Class A 300 2,870
Suzhou TFC Optical Communication Co. Ltd., Class A 280 2,644
TAL Education Group, ADR
(b)
4,579 40,066
Talkweb Information System Co. Ltd., Class A
(b)
900 4,127
Tangshan Jidong Cement Co. Ltd., Class A
(b)
6,600 4,298
TBEA Co. Ltd., Class A 1,920 3,048
TCL Technology Group Corp., Class A 15,900 9,085
Tencent Holdings Ltd. 64,700 3,981,436
Tencent Music Entertainment Group, Class A 14,700 100,563
The People's Insurance Company Group of China Ltd., Class A 7,600 7,388
The People's Insurance Company Group of China Ltd., Class H 101,000 59,782
Thunder Software Technology Co. Ltd., Class A 400 3,051
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A 3,450 3,639
Tianqi Lithium Corp., Class A 1,200 4,760
Tianqi Lithium Corp., Class H 1,400 4,170
Tianshan Aluminum Group Co. Ltd., Class A 4,300 4,405
Tingyi Cayman Islands Holding Corp. 26,000 47,073
Tongcheng Travel Holdings Ltd. 15,200 40,182
TongKun Group Co. Ltd., Class A 2,900 4,344
Tongling Nonferrous Metals Group Co. Ltd., Class A 14,100 6,135
Tongwei Co. Ltd., Class A 3,400 7,635
Topchoice Medical Corp., Class A 280 1,547
Topsports International Holdings Ltd.
(c)
31,000 12,392
Travelsky Technology Ltd., Class H 10,000 13,953
Trina Solar Co. Ltd., Class A 1,584 2,857

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
Tsingtao Brewery Co. Ltd., Class A 300 3,073
Tsingtao Brewery Co. Ltd., Class H 8,000 56,637
UBTech Robotics Corp. Ltd.
(b)
600 6,731
Unigroup Guoxin Microelectronics Co. Ltd., Class A 479 4,220
Uni-President China Holdings Ltd. 15,000 17,989
Unisplendour Corp. Ltd., Class A 3,000 10,384
United Nova Technology Co. Ltd., Class A
(b)
6,871 4,390
Venustech Group, Inc., Class A 1,100 2,342
Verisilicon Microelectronics Shanghai Co. Ltd., Class A
(b)
289 3,821
Victory Giant Technology Huizhou Co. Ltd., Class A 600 6,043
Vipshop Holdings Ltd., ADR 3,901 53,132
Wanda Film Holding Co. Ltd., Class A
(b)
2,200 3,408
Wangfujing Group Co. Ltd., Class A 1,400 2,681
Wanhua Chemical Group Co. Ltd., Class A 1,900 14,242
Weibo Corp., ADR
(a)
991 8,027
Weichai Power Co. Ltd., Class A 5,300 11,092
Weichai Power Co. Ltd., Class H 19,000 37,242
Weihai Guangwei Composites Co. Ltd., Class A 1,200 4,801
Wens Foodstuffs Group Co. Ltd., Class A 4,800 11,196
Western Mining Co. Ltd., Class A 2,700 5,718
Western Securities Co. Ltd., Class A 5,600 5,791
Will Semiconductor Ltd., Class A 1,040 18,842
Wingtech Technology Co. Ltd., Class A 1,000 4,774
Wintime Energy Group Co. Ltd., Class A 31,800 5,867
Wuhan Guide Infrared Co. Ltd., Class A 5,400 6,134
Wuliangye Yibin Co. Ltd., Class A 2,100 37,213
WUS Printed Circuit Kunshan Co. Ltd., Class A 1,900 7,299
WuXi AppTec Co. Ltd., Class A 2,840 23,137
WuXi AppTec Co. Ltd., Class H
(c)
3,200 24,821
WuXi Biologics Cayman, Inc.
(b)(c)
37,500 110,256
WuXi Lead Intelligent Equipment Co. Ltd., Class A 1,300 3,566
WuXi XDC Cayman, Inc.
(b)
2,500 11,783
XCMG Construction Machinery Co. Ltd., Class A 6,900 8,370
Xiamen Faratronic Co. Ltd., Class A 300 4,300
Xiamen Tungsten Co. Ltd., Class A 1,900 4,793
Xiaomi Corp., Class B
(b)(c)
174,200 1,122,067
Xinhu Zhongbao Co. Ltd., Class A
(b)
12,800 4,741
Xinjiang Daqo New Energy Co. Ltd., Class A 1,031 2,524
Xinjiang Tianshan Cement Co. Ltd., Class A 1,500 1,010
Xinyi Solar Holdings Ltd.
(a)
40,266 13,448
XPeng, Inc., Class A
(b)
14,600 137,157
XtalPi Holdings Ltd.
(b)
12,000 7,985
Yadea Group Holdings Ltd.
(c)
14,000 25,347
Yankuang Energy Group Co. Ltd., Class A 9,760 16,395
Yankuang Energy Group Co. Ltd., Class H 22,400 23,426
Yantai Jereh Oilfield Services Group Co. Ltd., Class A 1,100 4,756
Yealink Network Technology Corp., Ltd., Class A 1,000 4,570
Yifeng Pharmacy Chain Co. Ltd., Class A 1,020 3,989
Yihai Kerry Arawana Holdings Co. Ltd., Class A 1,000 4,377
Yintai Gold Co. Ltd., Class A 2,400 6,692
Yongan Futures Co. Ltd., Class A 3,300 5,389
Yonghui Superstores Co. Ltd., Class A
(b)
9,400 6,678
YongXing Special Materials Technology Co. Ltd., Class A 330 1,394
Yonyou Network Technology Co. Ltd., Class A
(b)
4,000 8,035
Youngor Fashion Co. Ltd., Class A 5,000 5,156
YTO Express Group Co. Ltd., Class A 2,200 3,962
Yunda Holding Co. Ltd., Class A 4,000 3,734

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
China – 26.2% (continued)
Yunnan Aluminium Co. Ltd., Class A 1,900 3,976
Yunnan Baiyao Group Co. Ltd., Class A 1,080 8,516
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A 600 3,421
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A 6,800 4,756
Yunnan Energy New Material Co. Ltd., Class A 900 3,433
Yunnan Tin Co. Ltd., Class A 2,300 4,367
Yunnan Yuntianhua Co. Ltd., Class A 1,900 5,842
Yutong Bus Co. Ltd., Class A 100 369
Zai Lab Ltd.
(b)
11,100 35,069
Zangge Mining Co. Ltd., Class A 1,500 7,464
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A 400 11,309
Zhaojin Mining Industry Co. Ltd., Class H
(a)
17,000 40,468
Zhejiang China Commodities City Group Co. Ltd., Class A 1,200 2,533
Zhejiang Chint Electrics Co. Ltd., Class A 2,000 6,133
Zhejiang Dahua Technology Co. Ltd., Class A 2,100 4,545
Zhejiang Expressway Co. Ltd., Class H 22,000 18,157
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A 2,200 4,347
Zhejiang Huayou Cobalt Co. Ltd., Class A 1,050 4,898
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A 400 755
Zhejiang Juhua Co. Ltd., Class A 2,800 9,796
Zhejiang Leapmotor Technology Co. Ltd.
(b)(c)
7,200 51,669
Zhejiang Longsheng Group Co. Ltd., Class A 3,100 4,192
Zhejiang NHU Co. Ltd., Class A 2,380 7,245
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A 5,700 5,902
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A 2,500 9,225
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A 100 607
Zhejiang Supor Co. Ltd., Class A 700 5,418
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A 1,000 2,301
Zhejiang Weiming Environment Protection Co. Ltd., Class A 1,500 4,023
Zhejiang Weixing New Building Materials Co. Ltd., Class A 1,900 3,087
Zhejiang Zheneng Electric Power Co. Ltd., Class A 6,300 4,554
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H 5,000 8,343
Zheshang Securities Co. Ltd., Class A 4,800 6,933
ZhongAn Online P&C Insurance Co. Ltd., Class H
(b)(c)
7,500 10,851
Zhongji Innolight Co. Ltd., Class A 840 9,656
Zhongjin Gold Corp. Ltd., Class A 4,200 7,882
Zhongsheng Group Holdings Ltd. 5,000 7,557
Zhongtai Securities Co. Ltd., Class A 8,700 7,307
Zhuzhou CRRC Times Electric Co. Ltd., Class A 1,749 10,923
Zhuzhou CRRC Times Electric Co. Ltd., Class H 3,200 12,854
Zijin Mining Group Co. Ltd., Class A 13,000 31,252
Zijin Mining Group Co. Ltd., Class H 62,000 135,758
ZJLD Group, Inc.
(c)
4,600 3,856
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A 6,400 6,459
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H 16,000 11,534
ZTE Corp., Class A 2,400 10,555
ZTE Corp., Class H 8,000 23,624
ZTO Express Cayman, Inc. 4,550 85,840
23,803,744
Colombia – 0.1%
Bancolombia SA 2,608 30,933
Ecopetrol SA 55,068 22,489
Interconexion Electrica SA ESP 4,249 21,929
75,351

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Czech Republic – 0.1%
CEZ AS 1,848 93,992
Komercni Banka AS 704 34,170
128,162
Egypt – 0.1%
Commercial International Bank Egypt SAE 27,497 43,836
Talaat Moustafa Group 9,131 9,336
53,172
Greece – 0.6%
Alpha Services And Holdings SA 22,045 53,327
Athens International Airport SA 461 4,790
Eurobank Ergasias Services & Holdings SA 29,076 82,003
Hellenic Telecommunications Organization SA 2,059 39,134
Jumbo SA 1,187 37,511
Metlen Energy & Metals SA 1,232 58,260
Motor Oil Hellas Corinth Refineries SA 475 11,501
National Bank of Greece SA 7,921 83,685
OPAP SA 2,329 51,811
Piraeus Financial Holdings SA 8,663 48,342
Public Power Corp. SA 2,316 34,673
505,037
Hong Kong – 1.0%
Beijing Enterprises Holdings Ltd. 5,000 20,310
Beijing Enterprises Water Group Ltd. 56,000 17,693
BOC Hong Kong Holdings Ltd. 38,500 159,864
Brilliance China Automotive Holdings Ltd. 22,000 7,802
C&D International Investment Group Ltd. 9,812 20,523
China Everbright Environment Group Ltd. 47,000 21,758
China Medical System Holdings Ltd. 14,000 14,985
China Merchants Port Holdings Co. Ltd. 16,000 26,038
China Overseas Land & Investment Ltd. 38,500 68,613
China Overseas Property Holdings Ltd. 20,000 13,901
China Power International Development Ltd. 55,000 21,632
China Resources Beer Holdings Co. Ltd. 18,000 63,600
China Resources Gas Group Ltd. 10,000 27,983
China Resources Land Ltd. 33,000 111,707
China Resources Power Holdings Co. Ltd. 28,000 67,665
China Ruyi Holdings Ltd.
(a),(b)
72,000 18,941
China State Construction International Holdings Ltd. 24,000 35,344
China Taiping Insurance Holdings Co. Ltd. 18,800 26,086
Far East Horizon Ltd. 19,000 14,725
Guangdong Investment Ltd. 18,000 14,577
Guangdong Land Holdings Ltd.
(b)
6,948 203
Kunlun Energy Co. Ltd. 42,000 40,079
NetEase Cloud Music, Inc.
(b)(c)
550 12,802
Orient Overseas International Ltd. 1,500 20,987
Want Want China Holdings Ltd. 41,000 26,911
Yuexiu Property Co. Ltd.
(a)
10,000 6,061
880,790
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC 4,542 38,478
OTP Bank NYRT 2,686 198,408
Richter Gedeon NYRT 1,544 46,870
283,756
India – 20.2%
360 ONE WAM Ltd. 2,683 31,315
ABB India Ltd. 543 35,495

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
India – 20.2% (continued)
ACC Ltd. 796 17,789
Adani Energy Solutions Ltd.
(b)
3,702 39,422
Adani Enterprises Ltd. 3,461 94,276
Adani Green Energy Ltd.
(b)
3,290 35,075
Adani Ports & Special Economic Zone Ltd. 8,023 115,525
Adani Power Ltd.
(b)
10,106 63,644
Adani Total Gas Ltd. 1,888 13,413
Aditya Birla Capital Ltd.
(b)
5,729 13,316
Alkem Laboratories Ltd. 350 21,195
Ambuja Cements Ltd. 7,295 46,602
APL Apollo Tubes Ltd. 1,893 36,294
Apollo Hospitals Enterprise Ltd. 1,119 92,411
Ashok Leyland Ltd. 16,937 45,169
Asian Paints Ltd. 4,379 125,730
Astral Ltd. 1,348 21,462
AU Small Finance Bank Ltd.
(c)
5,229 42,001
Aurobindo Pharma Ltd.
(b)
2,870 41,754
Avenue Supermarts Ltd.
(b)(c)
1,677 83,368
AWL Agri Business Ltd.
(b)
860 2,718
Axis Bank Ltd. 23,830 334,248
Bajaj Auto Ltd. 735 69,860
Bajaj Finance Ltd. 2,967 303,237
Bajaj Finserv Ltd. 4,332 100,071
Bajaj Holdings & Investment Ltd. 309 43,791
Balkrishna Industries Ltd. 860 27,231
Bandhan Bank Ltd.
(c)
9,021 17,685
Bank of Baroda 10,881 32,189
Bank of India 8,222 11,206
Bank of Maharashtra 9,248 5,545
Berger Paints India Ltd. 2,298 14,803
Bharat Dynamics Ltd. 1,015 18,377
Bharat Electronics Ltd. 40,180 149,384
Bharat Forge Ltd. 2,857 37,341
Bharat Heavy Electricals Ltd. 14,435 38,758
Bharat Petroleum Corp. Ltd. 21,219 77,872
Bharti Airtel Ltd. 28,197 622,289
Bharti Hexacom Ltd. 1,051 21,013
Biocon Ltd. 4,526 17,240
Bosch Ltd. 92 32,076
Britannia Industries Ltd. 1,271 81,825
BSE Ltd. 668 50,280
Canara Bank 19,740 22,770
CG Power & Industrial Solutions Ltd. 7,086 52,572
Cholamandalam Investment & Finance Co. Ltd. 4,748 83,862
Cipla Ltd. 5,975 109,629
Coal India Ltd. 20,496 93,475
Cochin Shipyard Ltd.
(c)
650 12,244
Coforge Ltd. 673 58,192
Colgate-Palmolive India Ltd. 1,529 46,827
Container Corp. of India Ltd. 3,047 24,298
Coromandel International Ltd. 999 26,182
Cummins India Ltd. 1,514 51,887
Dabur India Ltd. 6,516 37,619
Dalmia Bharat Ltd. 752 17,292
Deepak Nitrite Ltd. 871 19,955
Delhivery Ltd.
(b)
4,294 15,530
Divi's Laboratories Ltd. 1,379 99,356

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
India – 20.2% (continued)
Dixon Technologies India Ltd. 343 66,794
DLF Ltd. 6,386 50,969
Dr. Reddy's Laboratories Ltd. 6,428 90,078
Eicher Motors Ltd. 1,602 105,563
Embassy Office Parks REIT 8,935 40,376
Eternal Ltd.
(b)
73,951 203,531
Exide Industries Ltd. 4,084 17,004
Federal Bank Ltd. 21,306 49,601
Fertilisers & Chemicals Travancore Ltd. 799 7,244
Fortis Healthcare Ltd. 5,312 43,105
FSN E-Commerce Ventures Ltd.
(b)
12,210 28,091
Gail India Ltd. 24,143 54,036
GE Vernova T&D India Ltd. 1,157 21,448
General Insurance Corp. of India
(c)
2,449 12,092
Gland Pharma Ltd.
(c)
709 11,749
GlaxoSmithKline Pharmaceuticals Ltd. 497 17,440
Glenmark Pharmaceuticals Ltd. 1,394 22,790
GMR Airports Infrastructure Ltd.
(b)
26,113 26,949
Godrej Consumer Products Ltd. 4,272 63,738
Godrej Properties Ltd.
(b)
1,811 46,334
Grasim Industries Ltd. 3,120 101,096
Gujarat Fluorochemicals Ltd. 401 18,477
Gujarat Gas Ltd. 2,053 11,020
Havells India Ltd. 2,439 46,220
HCL Technologies Ltd. 11,615 215,503
HDFC Asset Management Co. Ltd.
(c)
872 45,150
HDFC Bank Ltd. 61,176 1,393,923
HDFC Life Insurance Co. Ltd.
(c)
10,160 89,437
Hero Motocorp Ltd. 1,452 65,781
Hindalco Industries Ltd. 14,028 103,719
Hindustan Aeronautics Ltd. 1,876 99,656
Hindustan Petroleum Corp. Ltd. 11,333 50,800
Hindustan Unilever Ltd. 9,699 268,880
Hindustan Zinc Ltd. 4,167 21,663
Hitachi Energy India Ltd. 111 19,089
Honeywell Automation India Ltd. 24 9,806
Housing & Urban Development Corp. Ltd. 4,224 11,172
Hyundai Motor India Ltd.
(b)
1,637 33,087
ICICI Bank Ltd. 56,499 954,315
ICICI Lombard General Insurance Co. Ltd.
(c)
2,759 61,281
ICICI Prudential Life Insurance Co. Ltd.
(c)
4,201 30,549
IDFC First Bank Ltd.
(b)
68,855 52,886
Indian Bank 2,474 16,569
Indian Oil Corp. Ltd. 40,954 66,828
Indian Railway Catering & Tourism Corp. Ltd. 3,405 30,288
Indian Railway Finance Corp. Ltd.
(c)
20,066 29,563
Indian Renewable Energy Development Agency Ltd.
(b)
5,500 10,876
Indraprastha Gas Ltd. 8,129 18,531
Indus Towers Ltd.
(b)
13,496 65,209
Indusind Bank Ltd. 6,229 61,815
Info Edge India Ltd. 885 74,056
Infosys Ltd. 38,415 682,100
InterGlobe Aviation Ltd.
(b)(c)
1,818 112,964
ITC Ltd. 32,951 166,074
Jindal Stainless Ltd. 3,319 22,907
Jindal Steel & Power Ltd. 4,541 48,141
Jio Financial Services Ltd.
(b)
31,378 96,722

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
India – 20.2% (continued)
JSW Energy Ltd. 5,067 28,741
JSW Infrastructure Ltd. 2,260 7,855
JSW Steel Ltd. 11,012 134,229
Jubilant Foodworks Ltd. 3,500 29,638
Kalyan Jewellers India Ltd. 3,802 23,246
Kotak Mahindra Bank Ltd. 11,752 307,155
KPIT Technologies Ltd. 1,748 25,937
L&T Technology Services Ltd.
(c)
306 15,419
Larsen & Toubro Ltd. 7,447 294,500
Life Insurance Corp. of India 2,244 21,136
Linde India Ltd. 215 16,124
Lloyds Metals & Energy Ltd. 1,039 14,797
LTIMindtree Ltd.
(c)
1,074 58,306
Lupin Ltd. 2,637 65,410
Macrotech Developers Ltd.
(c)
2,615 41,145
Mahindra & Mahindra Financial Services Ltd. 4,798 14,882
Mahindra & Mahindra Ltd. 9,866 342,025
MakeMyTrip Ltd.
(b)
619 64,884
Mankind Pharma Ltd.
(b)
1,232 35,951
Marico Ltd. 5,113 42,997
Maruti Suzuki India Ltd. 1,493 216,606
Max Financial Services Ltd.
(b)
2,503 38,663
Max Healthcare Institute Ltd. 8,261 107,384
Mazagon Dock Shipbuilders Ltd. 650 23,525
Motilal Oswal Financial Services Ltd. 1,667 12,880
Mphasis Ltd. 975 28,494
MRF Ltd. 22 35,026
Muthoot Finance Ltd. 1,062 27,277
Nestle India Ltd. 4,004 113,186
NHPC Ltd. 28,330 28,768
NMDC Ltd. 38,376 29,430
NTPC Green Energy Ltd.
(b)
11,396 13,563
NTPC Ltd. 49,131 206,186
Oberoi Realty Ltd. 1,319 25,629
Oil & Natural Gas Corp. Ltd. 42,356 122,555
Oil India Ltd. 5,760 28,004
One 97 Communications Ltd.
(b)
3,307 33,849
Oracle Financial Services Software Ltd. 249 25,705
Page Industries Ltd. 47 25,377
Patanjali Foods Ltd. 991 22,358
PB Fintech Ltd.
(b)
2,496 48,018
Persistent Systems Ltd. 1,128 71,051
Petronet LNG Ltd. 7,027 26,096
PI Industries Ltd. 933 40,201
Pidilite Industries Ltd. 1,790 64,281
Polycab India Ltd. 487 31,820
Power Finance Corp. Ltd. 16,128 77,773
Power Grid Corp. of India Ltd. 47,203 171,779
Premier Energies Ltd.
(c)
391 4,545
Prestige Estates Projects Ltd. 1,693 27,556
Procter & Gamble Hygiene & Health Care Ltd. 97 16,353
Punjab National Bank 23,841 28,279
Rail Vikas Nigam Ltd. 6,388 26,449
REC Ltd. 13,945 69,342
Reliance Industries Ltd. 73,698 1,225,628
Samvardhana Motherson International Ltd. 29,790 46,993
SBI Cards & Payment Services Ltd. 2,737 28,300

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
India – 20.2% (continued)
SBI Life Insurance Co. Ltd.
(c)
4,772 99,740
Schaeffler India Ltd. 434 17,841
Shree Cement Ltd. 99 34,815
Shriram Finance Ltd. 13,523 97,913
Siemens Ltd. 1,021 35,065
Siemens Ltd.
(b)
1,429 41,917
SJVN Ltd. 6,998 7,789
Solar Industries India Ltd. 259 40,381
Sona BLW Precision Forgings Ltd.
(c)
3,702 21,084
SRF Ltd. 1,629 58,017
State Bank of India 19,800 184,832
Steel Authority of India Ltd. 16,886 22,728
Sun Pharmaceutical Industries Ltd. 11,099 240,717
Sundaram Finance Ltd. 649 40,381
Supreme Industries Ltd. 657 27,522
Suzlon Energy Ltd.
(b)
111,121 74,183
Swiggy Ltd.
(b)
3,181 11,913
Tata Communications Ltd. 1,279 24,092
Tata Consultancy Services Ltd. 10,794 441,259
Tata Consumer Products Ltd. 7,051 97,297
Tata Elxsi Ltd. 339 23,137
Tata Motors Ltd. 20,802 158,630
Tata Steel Ltd. 72,912 120,893
Tata Technologies Ltd. 1,952 15,200
Tech Mahindra Ltd. 6,749 120,067
The Indian Hotels Company Ltd., Class A 9,485 88,435
The Phoenix Mills Ltd. 1,914 37,710
The Tata Power Company Ltd. 16,833 76,590
Thermax Ltd. 387 15,077
Titan Co. Ltd. 4,023 160,937
Torrent Pharmaceuticals Ltd. 980 38,535
Torrent Power Ltd. 1,684 30,679
Trent Ltd. 2,026 124,041
Tube Investments of India Ltd. 1,130 38,770
TVS Motor Co. Ltd. 2,460 77,803
UltraTech Cement Ltd. 1,290 177,749
Union Bank of India Ltd. 16,367 24,367
United Breweries Ltd. 619 15,826
United Spirits Ltd. 3,464 64,123
UNO Minda Ltd. 1,608 17,020
UPL Ltd. 5,740 45,514
Varun Beverages Ltd. 14,752 91,209
Vedant Fashions Ltd. 342 3,165
Vedanta Ltd. 17,677 87,712
Vodafone Idea Ltd.
(b)
225,080 18,969
Voltas Ltd. 2,608 38,158
Wipro Ltd. 32,060 91,645
Yes Bank Ltd.
(b)
175,726 36,858
Zydus Lifesciences Ltd. 2,775 29,176
18,321,857
Indonesia – 1.3%
Adaro Minerals Indonesia Tbk PT
(b)
79,100 4,289
Alamtri Resources Indonesia Tbk PT 90,200 10,324
Amman Mineral Internasional PT
(b)
133,300 57,215
Astra International Tbk PT 216,800 62,689
Bank Central Asia Tbk PT 560,800 298,136
Bank Mandiri (Persero) Tbk PT 385,300 113,501

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Indonesia – 1.3% (continued)
Bank Negara Indonesia (Persero) Tbk PT 169,800 42,757
Bank Rakyat Indonesia (Persero) Tbk PT 735,400 170,560
Barito Pacific Tbk PT 322,644 14,480
Barito Renewables Energy TBK PT 163,000 59,161
Chandra Asri Petrochemical Tbk PT 80,900 38,379
Charoen Pokphand Indonesia Tbk PT 70,400 20,060
Dayamitra Telekomunikasi PT 119,700 4,471
Dian Swastatika Sentosa Tbk PT
(b)
15,900 43,581
Goto Gojek Tokopedia Tbk PT, Class A
(b)
8,498,700 43,517
Indah Kiat Pulp & Paper Tbk PT 30,600 9,493
Indofood CBP Sukses Makmur Tbk PT 19,500 13,333
Indofood Sukses Makmur Tbk PT 46,700 22,506
Indosat Tbk PT 58,400 6,157
Kalbe Farma Tbk PT 176,700 14,530
Merdeka Battery Materials Tbk PT
(b)
134,600 2,514
Pantai Indah Kapuk Dua Tbk PT 17,700 12,102
Petrindo Jaya Kreasi Tbk PT
(b)
14,700 6,309
Sarana Menara Nusantara Tbk PT 230,300 7,908
Sumber Alfaria Trijaya Tbk PT 211,400 27,507
Telekomunikasi Indonesia (Persero) Tbk PT 510,900 81,252
Unilever Indonesia Tbk PT 22,500 2,324
United Tractors Tbk PT 15,800 21,606
Vale Indonesia Tbk PT
(b)
43,400 6,510
1,217,171
Ireland – 0.8%
PDD Holdings, Inc., ADR
(b)
7,147 754,509
Kuwait – 0.8%
Agility Public Warehousing Co. KSCP 16,733 14,363
Al Ahli Bank of Kuwait KSCP 5,163 5,106
Boubyan Bank KSCP 12,216 27,071
Gulf Bank KSCP 31,890 34,971
Kuwait Finance House KSCP 134,283 316,862
Mabanee Co. KPSC 9,744 25,219
Mobile Telecommunications Co. KSCP 19,781 30,536
National Bank of Kuwait SAKP 86,353 268,303
722,431
Luxembourg – 0.0%
Reinet Investments SCA 1,611 42,297
Malaysia – 1.4%
99 Speed Mart Retail Holdings BHD
(b)
10,000 5,214
Ammb Holdings BHD 24,000 28,700
Axiata Group BHD 51,600 25,112
Celcomdigi BHD 27,200 24,080
CIMB Group Holdings BHD 75,629 124,792
Dialog Group BHD 45,700 15,463
Gamuda BHD 45,582 44,790
Genting BHD 20,300 15,054
Genting Malaysia BHD 36,400 14,425
Hartalega Holdings BHD 17,300 8,941
Hong Leong Bank BHD 6,000 27,782
IHH Healthcare BHD 24,900 39,932
IJM Corp. BHD 23,600 12,415
Inari Amertron BHD 34,600 15,396
IOI Corp. BHD 29,900 25,361

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Malaysia – 1.4% (continued)
Kuala Lumpur Kepong BHD 5,200 23,644
Malayan Banking BHD 52,099 120,619
Maxis BHD 16,900 14,531
MISC BHD 12,300 21,407
Mr DIY Group M BHD
(c)
22,250 8,663
Nestle Malaysia BHD 700 14,114
Petronas Chemicals Group BHD 21,900 18,626
Petronas Dagangan BHD 1,800 8,235
Petronas Gas BHD 7,800 31,634
PPB Group BHD 5,600 16,145
Press Metal Aluminium Holdings BHD 38,800 44,060
Public Bank BHD 131,000 135,706
Ql Resources BHD 21,500 23,917
RHB Bank BHD 23,717 36,551
SD Guthrie BHD 20,000 22,016
Sime Darby BHD 35,500 17,112
Sunway BHD 24,000 25,307
Telekom Malaysia BHD 24,900 39,240
Tenaga Nasional BHD 37,900 121,737
Time Dotcom BHD 10,100 12,054
United Plantations BHD 2,850 15,138
Westports Holdings BHD 14,900 14,676
YTL Corp. BHD 29,100 12,948
YTL Power International BHD 21,800 17,278
1,242,815
Mexico – 2.1%
America Movil SAB de CV, Series B 304,765 264,207
Arca Continental SAB de CV 5,070 53,492
Becle SAB de CV 14,427 16,708
Cemex SAB de CV 164,921 102,196
Coca-Cola Femsa SAB de CV 5,945 56,152
El Puerto de Liverpool SAB de CV, Series C1 2,058 9,495
Fibra Uno Administracion SA de CV 27,082 35,113
Fomento Economico Mexicano SAB de CV 19,457 204,947
Gruma SAB de CV, Class B 2,050 39,131
Grupo Aeroportuario del Pacifico SAB de CV, Class B 4,300 87,292
Grupo Aeroportuario del Sureste SAB de CV, Class B 1,899 60,076
Grupo Bimbo SAB de CV, Series A 15,505 47,264
Grupo Carso SAB de CV, Series A1 5,795 40,374
Grupo Comercial Chedraui SA de CV 5,217 33,762
Grupo Financiero Banorte SAB de CV, Class O 31,335 269,169
Grupo Financiero Inbursa SAB de CV, Class O
(b)
22,513 57,976
Grupo Mexico SAB de CV, Series B 34,080 177,164
Industrias Penoles SAB de CV
(b)
2,352 47,219
Kimberly-Clark de Mexico SAB de CV, Class A 6,967 12,279
Prologis Property Mexico SA de CV, Class REIT 12,057 42,863
Vista Energy SAB de CV, ADR
(b)
902 40,743
Wal-Mart de Mexico SAB de CV 59,419 188,593
1,886,215
Philippines – 0.5%
Ayala Corp. 4,070 43,684
Ayala Land, Inc. 34,400 15,428
Bank of The Philippine Islands 20,842 52,240
BDO Unibank, Inc. 23,004 66,061
Globe Telecom, Inc. 415 14,421
International Container Terminal Services, Inc. 9,170 55,852
Jollibee Foods Corp. 6,530 26,749

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Philippines – 0.5% (continued)
Manila Electric Co. 3,920 40,004
Metropolitan Bank & Trust Co. 23,550 32,423
PLDT, Inc. 925 21,529
SM Investments Corp. 4,305 67,055
SM Prime Holdings, Inc. 157,600 68,706
504,152
Qatar – 0.7%
Al Rayan Bank 78,351 48,031
Dukhan Bank 20,036 19,260
Industries Qatar QSC 21,199 73,128
Mesaieed Petrochemical Holding Co. 10,209 3,953
Ooredoo QPSC 9,705 34,545
Qatar Electricity & Water Co. QSC 5,528 23,214
Qatar Fuel QSC 6,996 28,822
Qatar Gas Transport Co. Ltd. 40,242 50,609
Qatar International Islamic Bank QSC 12,178 35,454
Qatar Islamic Bank SAQ 16,835 97,607
Qatar National Bank QPSC 45,116 206,931
The Commercial Bank PSQC 32,093 37,902
659,456
Russia – 0.0%
Alrosa PJSC
(d)
11,270 0
Gazprom PJSC
(b),(d)
67,050 0
GMK Norilskiy Nickel PAO
(b),(d)
34,100 0
LUKOIL PJSC
(d)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(d)
5,210 0
Novatek PJSC
(d)
5,535 0
Novolipetsk Steel PJSC
(d)
6,530 0
Phosagro PJSC
(d)
229 0
PIK-Spetsializirovannyy Zastroyshchik PAO
(b),(d)
401 0
Polyus PJSC
(b),(d)
1,810 0
Rosneft Oil Co. PJSC
(d)
13,131 0
Sberbank of Russia PJSC
(d)
59,440 0
Severstal PAO
(d)
859 0
Surgutneftegas PJSC
(d)
45,300 0
Tatneft PJSC
(d)
7,934 0
United Co. RUSAL International PJSC, Class A
(b),(d)
10,710 0
VTB Bank PJSC
(b),(d)
4,246 0
0
Saudi Arabia – 3.7%
ACWA Power Co. 1,461 125,421
Ades Holding Co. 4,396 17,744
Advanced Petrochemical Co.
(b)
1,772 14,243
Al Rajhi Bank 21,595 560,760
Al Rajhi Co. For Co.-Operative Insurance
(b)
504 17,602
Alinma Bank 13,316 102,952
Almarai Co. JSC 4,862 68,441
Arab National Bank 10,203 58,483
Arabian Internet & Communications Services Co. 299 22,830
Bank Albilad 8,157 62,848
Bank Al-Jazira
(b)
7,165 25,788
Banque Saudi Fransi 12,840 62,918
Bupa Arabia For Cooperative Insurance Co. 778 34,846
Dar Al Arkan Real Estate Development Co.
(b)
5,590 32,638
Dr. Sulaiman Al Habib Medical Services Group Co. 992 75,744
Elm Co. 309 85,247
Etihad Etisalat Co. 4,326 72,429

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Saudi Arabia – 3.7% (continued)
Jarir Marketing Co. 7,080 23,821
Mouwasat Medical Services Co. 1,111 21,474
Nahdi Medical Co. 616 18,656
Rabigh Refining & Petrochemical Co.
(b)
5,052 9,590
Riyad Bank 15,558 127,545
Riyadh Cables Group Co. 639 21,670
SABIC Agri-Nutrients Co. 2,148 56,522
SAL Saudi Logistics Services 273 13,290
Saudi Arabian Mining Co.
(b)
13,298 181,164
Saudi Arabian Oil Co.
(c)
60,668 410,017
Saudi Aramco Base Oil Co. 596 15,778
Saudi Awwal Bank 11,152 104,060
Saudi Basic Industries Corp. 10,291 167,360
Saudi Electricity Co. 6,845 27,337
Saudi Industrial Investment Group 4,392 17,704
Saudi Research & Media Group
(b)
368 16,993
Saudi Tadawul Group Holding Co. 556 27,156
Saudi Telecom Co. 20,082 254,846
The Company for Cooperative Insurance 843 31,195
The Saudi Investment Bank 6,284 25,197
The Saudi National Bank 32,315 307,565
The Savola Group
(b)
1,065 8,887
Yanbu National Petrochemical Co. 3,044 25,929
3,354,690
Singapore – 0.4%
BOC Aviation Ltd.
(c)
1,800 13,521
Trip.com Group Ltd. 6,150 371,155
384,676
South Africa – 2.8%
ABSA Group Ltd. 8,993 82,529
Anglo American Platinum Ltd. 874 30,025
Aspen Pharmacare Holdings Ltd. 4,264 27,901
Bid Corp. Ltd. 3,911 98,268
Bidvest Group Ltd. 3,487 44,032
Capitec Bank Holdings Ltd. 1,091 201,829
Clicks Group Ltd. 2,897 61,597
Discovery Ltd. 6,618 73,268
Exxaro Resources Ltd. 2,299 18,784
FirstRand Ltd. 54,110 211,220
Gold Fields Ltd. 9,509 214,141
Harmony Gold Mining Co. Ltd. 5,825 92,207
Impala Platinum Holdings Ltd.
(b)
9,889 58,926
Investec Ltd. 2,571 15,983
Kumba Iron Ore Ltd. 405 7,041
Mr Price Group Ltd. 3,005 38,286
MTN Group Ltd. 17,296 114,069
Multichoice Group
(b)
3,610 21,040
Naspers Ltd., Class N 1,875 493,009
Nedbank Group Ltd. 4,752 64,731
Northam Platinum Holdings Ltd. 3,523 23,577
Old Mutual Ltd. 45,864 27,928
Outsurance Group Ltd. 10,000 41,040
Pepkor Holdings Ltd.
(c)
20,878 30,095
Remgro Ltd. 5,590 48,034
Sanlam Ltd. 15,226 69,149
Sasol Ltd.
(b)
4,481 15,449
Shoprite Holdings Ltd. 5,036 77,282

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
South Africa – 2.8% (continued)
Sibanye Stillwater Ltd.
(b)
11,994 13,859
Standard Bank Group Ltd. 13,519 168,357
Vodacom Group Ltd. 7,103 52,281
Woolworths Holdings Ltd. 9,243 28,614
2,564,551
South Korea – 9.1%
Alteogen, Inc.
(b)
409 100,991
Amorepacific Corp. 317 27,742
Amorepacific Holdings Corp. 350 5,651
BGF Retail Co. Ltd. 86 6,522
BNK Financial Group, Inc. 3,112 22,659
Celltrion Pharm, Inc.
(b)
241 8,146
Celltrion, Inc. 1,716 194,717
Cheil Worldwide, Inc. 178 2,323
CJ Cheiljedang Corp. 15 2,522
CJ Corp. 152 13,291
CJ Logistics Corp. 123 7,199
Cosmo AM&T Co. Ltd.
(b)
44 1,218
Coway Co. Ltd. 579 35,722
CS Wind Corp. 198 5,404
DB Hitek Co. Ltd. 426 11,493
DB Insurance Co. Ltd. 498 31,950
Dongsuh Cos., Inc. 376 6,877
Doosan Bobcat, Inc. 595 20,510
Doosan Co. Ltd. 68 14,518
Doosan Enerbility Co. Ltd.
(b)
4,807 97,898
Doosan Robotics, Inc.
(b)
231 8,190
Ecopro BM Co. Ltd.
(b)
493 35,202
Ecopro Co. Ltd. 1,062 38,102
Ecopro Materials Co. Ltd.
(b)
230 8,980
E-Mart, Inc. 124 7,999
Enchem Co. Ltd.
(b)
76 4,240
F&F Co. Ltd. 205 10,182
Green Cross Corp. 118 10,310
GS Holdings Corp. 515 14,021
Hana Financial Group, Inc. 3,061 138,892
Hanjin Kal Corp. 299 16,722
Hankook Tire & Technology Co. Ltd. 793 23,095
Hanmi Pharm Co. Ltd. 75 14,193
Hanmi Science Co. Ltd. 192 3,931
Hanmi Semiconductor Co. Ltd. 487 26,072
Hanon Systems
(b)
413 1,034
Hanwha Aerospace Co. Ltd. 330 185,023
Hanwha Corp. 477 16,157
Hanwha Life Insurance Co. Ltd.
(b)
3,474 6,476
Hanwha Ocean Co. Ltd.
(b)
1,182 65,274
Hanwha Solutions Corp. 1,270 26,713
Hanwha Systems Co. Ltd. 659 18,080
HD Hyundai Co. Ltd. 499 27,627
HD Hyundai Electric Co. Ltd. 230 49,754
HD Hyundai Heavy Industries Co. Ltd. 212 59,954
HD Hyundai Marine Solution Co. Ltd. 98 10,548
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 529 101,223
HL Mando Co. Ltd. 433 11,347
HLB, Inc.
(b)
1,238 49,555
HMM Co. Ltd. 2,843 36,520
Hotel Shilla Co. Ltd.
(b)
216 6,678

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
South Korea – 9.1% (continued)
Hugel, Inc.
(b)
74 19,027
HYBE Co. Ltd. 199 37,378
Hyundai Autoever Corp. 87 7,540
Hyundai Elevator Co. Ltd. 248 12,893
Hyundai Engineering & Construction Co. Ltd. 710 20,778
Hyundai Glovis Co. Ltd. 422 33,843
Hyundai Mipo Dockyard Co. Ltd. 272 31,898
Hyundai Mobis Co. Ltd. 691 130,033
Hyundai Motor Co. 1,433 192,142
Hyundai Rotem Co. Ltd. 758 59,829
Hyundai Steel Co. 680 11,720
Industrial Bank of Korea 2,142 23,115
JYP Entertainment Corp. 197 9,590
Kakao Corp. 3,096 83,308
KakaoBank Corp. 2,416 37,901
KakaoPay Corp.
(b)
487 10,843
Kangwon Land, Inc. 1,523 17,357
KB Financial Group, Inc. 4,068 258,131
KCC Corp. 51 8,951
Kepco Engineering & Construction Co., Inc. 171 8,180
Kepco Plant Service & Engineering Co. Ltd. 258 8,004
KIA Corp. 2,623 166,809
Kiwoom Securities Co. Ltd. 179 17,251
Korea Aerospace Industries Ltd. 782 45,550
Korea Electric Power Corp. 2,803 50,578
Korea Gas Corp. 210 5,739
Korea Investment Holdings Co. Ltd. 506 29,545
Korea Zinc Co. Ltd. 113 63,436
Korean Air Lines Co. Ltd. 1,730 25,497
Krafton, Inc.
(b)
324 84,675
KT Corp. 861 31,375
KT&G Corp. 1,039 83,836
Kumho Petrochemical Co. Ltd. 200 16,715
L&F Co. Ltd.
(b)
75 3,419
Leeno Industrial, Inc. 630 15,999
LG Chem Ltd. 607 92,235
LG Corp. 993 46,524
LG Display Co. Ltd.
(b)
3,046 18,150
LG Electronics, Inc. 886 44,503
LG Energy Solution
(b)
440 100,443
LG H&H Co. Ltd. 60 14,246
LG Innotek Co. Ltd. 130 12,767
LG Uplus Corp. 1,987 16,802
LIG Nex1 Co. Ltd. 131 29,536
LigaChem Biosciences, Inc.
(b)
272 20,091
Lotte Chemical Corp. 156 6,618
Lotte Corp. 344 5,469
Lotte Shopping Co. Ltd. 133 6,344
LS Corp. 200 18,431
LS Electric Co. Ltd. 148 21,187
Meritz Financial Group, Inc. 1,054 92,016
Mirae Asset Securities Co. Ltd. 2,848 23,742
Misto Holdings Corp. 529 13,788
NAVER Corp. 1,433 202,122
NCSoft Corp. 128 13,174
Netmarble Corp.
(c)
317 9,968
NH Investment & Securities Co. Ltd. 1,245 13,444

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
South Korea – 9.1% (continued)
Nongshim Co. Ltd. 36 10,206
Orion Corp. 57 4,940
Pan Ocean Co. Ltd. 3,022 7,090
Pearl Abyss Corp.
(b)
362 9,028
POSCO DX Co. Ltd. 613 10,587
POSCO Future M Co. Ltd.
(b)
329 28,908
POSCO Holdings, Inc. 795 145,689
POSCO International Corp. 591 20,518
Rainbow Robotics
(b)
91 17,317
S-1 Corp. 127 5,673
Sam Chun Dang Pharm Co. Ltd. 153 15,144
Samsung Biologics Co. Ltd.
(b)(c)
189 139,872
Samsung C&T Corp. 728 62,685
Samsung Card Co. Ltd. 185 5,460
Samsung Electro-Mechanics Co. Ltd. 619 51,253
Samsung Electronics Co. Ltd. 49,729 1,941,582
Samsung Engineering Co. Ltd. 1,807 24,458
Samsung Fire & Marine Insurance Co. Ltd. 351 92,472
Samsung Heavy Industries Co. Ltd.
(b)
7,502 76,894
Samsung Life Insurance Co. Ltd. 873 52,939
Samsung SDI Co. Ltd. 564 69,830
Samsung SDS Co. Ltd. 400 36,131
Samsung Securities Co. Ltd. 458 16,819
Samyang Foods Co. Ltd. 48 32,754
Shinhan Financial Group Co. Ltd. 4,689 169,549
SK Biopharmaceuticals Co. Ltd.
(b)
346 25,923
SK Bioscience Co. Ltd.
(b)
232 6,463
SK Hynix, Inc. 5,849 730,354
SK IE Technology Co. Ltd.
(b)(c)
44 695
SK Innovation Co. Ltd. 717 47,615
SK Square Co. Ltd.
(b)
972 60,788
SK Telecom Co. Ltd. 470 17,954
SK, Inc. 340 31,668
SKC Co. Ltd.
(b)
190 13,647
S-Oil Corp. 307 11,230
Soulbrain Co. Ltd. 53 6,488
Woori Financial Group, Inc. 7,055 87,896
Yuhan Corp. 582 46,593
8,269,044
Taiwan – 16.8%
Accton Technology Corp. 6,000 111,434
Acer, Inc. 34,000 37,101
Advantech Co. Ltd. 4,928 51,926
Airtac International Group 2,046 56,295
Alchip Technologies Ltd. 1,000 66,442
ASE Technology Holding Co. Ltd. 43,000 182,175
Asia Cement Corp. 26,000 36,582
Asia Vital Components Co. Ltd. 4,000 58,031
Asmedia Technology, Inc. 1,000 52,528
Asustek Computer, Inc. 8,000 145,077
AUO Corp. 60,600 23,306
Catcher Technology Co. Ltd. 7,000 47,494
Cathay Financial Holding Co. Ltd. 110,836 202,730
Chailease Holding Co. Ltd. 13,027 46,637
Chang Hwa Commercial Bank Ltd. 55,712 31,703
Cheng Shin Rubber Industry Co. Ltd. 24,000 37,032
Chicony Electronics Co. Ltd. 6,000 28,890

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Taiwan – 16.8% (continued)
China Airlines Ltd. 25,000 16,454
China Steel Corp. 138,000 89,100
Chroma ATE, Inc. 5,000 45,727
Chunghwa Telecom Co. Ltd. 41,000 166,010
Compal Electronics, Inc. 43,000 36,771
CTBC Financial Holding Co. Ltd. 202,000 248,213
Delta Electronics, Inc. 19,000 198,121
E Ink Holdings, Inc. 10,000 69,412
E.Sun Financial Holding Co. Ltd. 161,234 142,667
Eclat Textile Co. Ltd. 2,000 25,889
Elite Material Co. Ltd. 3,000 52,153
eMemory Technology, Inc. 1,000 80,199
Eva Airways Corp. 28,000 33,705
Evergreen Marine Corp. Taiwan Ltd. 12,600 81,353
Far Eastern New Century Corp. 27,000 27,732
Far EasTone Telecommunications Co. Ltd. 16,000 42,873
Feng TAY Enterprise Co. Ltd. 5,512 19,388
First Financial Holding Co. Ltd. 113,912 90,466
Formosa Chemicals & Fibre Corp. 62,000 48,269
Formosa Petrochemical Corp. 15,000 16,392
Formosa Plastics Corp. 58,000 61,658
Fortune Electric Co. Ltd. 2,200 28,959
Foxconn Technology Co. Ltd. 11,000 20,292
Fubon Financial Holding Co. Ltd. 98,831 260,496
Giant Manufacturing Co. Ltd. 4,000 16,259
Gigabyte Technology Co. Ltd. 6,000 42,867
Global Unichip Corp. 1,000 32,048
Globalwafers Co. Ltd. 3,000 28,937
Gold Circuit Electronics Ltd. 4,000 23,950
Highwealth Construction Corp. 23,200 29,596
Hiwin Technologies Corp. 4,000 27,515
Hon Hai Precision Industry Co. Ltd. 129,000 570,725
Hon Precision, Inc.
(b)
1,791 46,031
Hotai Motor Co. Ltd. 4,120 79,739
Hua Nan Financial Holdings Co. Ltd. 110,100 92,946
Innolux Corp. 86,760 37,164
International Games System Co. Ltd. 3,000 78,041
Inventec Corp. 37,000 47,027
Jentech Precision Industrial Co. Ltd. 1,000 31,267
KGI Financial Holding Co. Ltd. 183,000 94,410
King Slide Works Co. Ltd. 1,000 54,560
King Yuan Electronics Co. Ltd. 13,000 35,281
Largan Precision Co. Ltd. 1,152 81,403
Lite-On Technology Corp. 24,000 72,038
Lotes Co. Ltd. 1,000 39,083
MediaTek, Inc. 15,000 633,149
Mega Financial Holding Co. Ltd. 122,945 145,114
Micro-Star International Co. Ltd. 9,000 39,255
Minth Group Ltd.
(b)
10,000 23,985
Momo.com, Inc. 2,155 21,764
Nan Ya Plastics Corp. 68,000 65,060
Nan Ya Printed Circuit Board Corp. 2,000 6,178
Nien Made Enterprise Co. Ltd. 2,000 24,450
Novatek Microelectronics Corp. 7,000 113,592
Pegatron Corp. 21,000 53,053
PharmaEssentia Corp.
(b)
3,000 49,245
Phison Electronics Corp. 2,000 27,984

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Taiwan – 16.8% (continued)
Pou Chen Corp. 26,000 26,624
Powerchip Semiconductor Manufacturing Corp.
(b)
35,000 15,485
Powertech Technology, Inc. 9,000 30,532
President Chain Store Corp. 5,000 40,803
Quanta Computer, Inc. 25,000 186,427
Realtek Semiconductor Corp. 6,000 98,302
Ruentex Development Co. Ltd. 22,000 22,596
Ruentex Industries Ltd. 8,000 13,682
Shihlin Electric & Engineering Corp. 3,000 13,320
Shin Kong Financial Holding Co. Ltd.
(b)
162,632 60,002
Sino-American Silicon Products, Inc. 7,000 24,185
SinoPac Financial Holdings Co. Ltd. 128,321 85,459
Synnex Technology International Corp. 11,000 24,385
TA Chen Stainless Pipe 23,000 30,096
Taishin Financial Holding Co. Ltd. 140,424 73,323
Taiwan Business Bank 77,280 34,190
Taiwan Cooperative Financial Holding Co. Ltd. 119,788 91,200
Taiwan Fertilizer Co. Ltd. 10,000 16,009
Taiwan High Speed Rail Corp. 14,000 11,884
Taiwan Mobile Co. Ltd. 19,000 67,426
Taiwan Semiconductor Manufacturing Co. Ltd. 256,000 7,267,861
Tatung Co. Ltd.
(b)
23,000 29,197
TCC Group Holdings Co. Ltd. 74,117 68,711
TECO Electric & Machinery Co. Ltd. 19,000 29,169
The Shanghai Commercial & Savings Bank Ltd. 41,686 61,259
Tripod Technology Corp. 5,000 28,687
Unimicron Technology Corp. 11,000 32,295
Uni-President Enterprises Corp. 47,000 112,860
United Microelectronics Corp. 125,000 176,656
Vanguard International Semiconductor Corp. 12,006 33,747
Visera Technologies Co. Ltd. 1,000 6,285
Voltronic Power Technology Corp. 1,000 46,900
Walsin Lihwa Corp. 38,000 24,535
WAN HAI Lines Ltd. 10,590 27,317
Winbond Electronics Corp.
(b)
34,000 16,743
Wistron Corp. 29,000 92,033
Wiwynn Corp. 1,049 62,645
WPG Holdings Ltd. 15,000 31,657
WT Microelectronics Co. Ltd. 6,593 24,015
Yageo Corp. 5,485 78,717
Yang Ming Marine Transport Corp. 19,000 40,396
Yuanta Financial Holding Co. Ltd. 130,219 126,624
Yulon Finance Corp. 3,000 10,083
Yulon Motor Co. Ltd. 8,000 9,830
Zhen Ding Technology Holding Ltd. 9,000 27,493
15,313,043
Thailand – 1.6%
Advanced Info Service PCL, NVDR 12,900 113,920
Airports of Thailand PCL, NVDR 35,700 40,878
Asset World Corp. PCL, NVDR 109,400 7,205
B.Grimm Power PCL, NVDR 15,300 5,176
Bangkok Dusit Medical Services PCL, NVDR 109,900 78,958
Bangkok Expressway & Metro PCL, NVDR 78,800 13,918
Banpu PCL, NVDR 82,700 10,645
Berli Jucker PCL, NVDR 16,700 11,898
BTS Group Holdings PCL, NVDR
(b)
93,100 14,074
Bumrungrad Hospital PCL, NVDR 5,800 28,648

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Thailand – 1.6% (continued)
Cal-Co. Electronics Thailand PCL 36,000 6,967
Carabao Group PCL, NVDR 1,300 2,432
Central Pattana PCL, NVDR 30,200 45,881
Central Retail Corp. PCL, NVDR 37,100 26,322
Charoen Pokphand Foods PCL, NVDR 45,000 35,698
Com7 PCL, NVDR 11,000 6,783
CP ALL PCL, NVDR 62,000 95,585
CP Axtra PCL, NVDR 10,647 8,048
Delta Electronics Thailand PCL, NVDR 51,000 149,618
Electricity Generating PCL, NVDR 3,600 11,208
Global Power Synergy PCL, NVDR 4,000 3,742
Gulf Development PCL, NVDR
(b)
80,116 117,518
Home Product Center PCL, NVDR 52,100 13,257
Indorama Ventures PCL, NVDR 18,300 10,409
I-Tail Corp. PCL, NVDR 13,200 5,097
Kasikornbank PCL, NVDR 7,600 36,288
Krung Thai Bank PCL, NVDR 46,600 30,411
Krungthai Card PCL, NVDR 7,200 10,023
Land & Houses PCL, NVDR 72,600 9,215
Minor International PCL, NVDR 17,900 14,334
Muangthai Capital PCL, NVDR 4,000 5,388
Ngern Tid Lor PCL, NVDR 21,459 7,709
Osotspa PCL, NVDR 20,600 9,743
PTT Exploration & Production PCL, NVDR 11,300 33,658
PTT Global Chemical PCL, NVDR 7,200 3,729
PTT Oil & Retail Business PCL, NVDR 21,700 9,419
PTT PCL, NVDR 145,100 134,654
Ratch Group PCL, NVDR 8,300 6,522
SCB X PCL, NVDR 10,300 36,692
SCG Packaging PCL, NVDR 4,800 2,026
Siam Global House PCL, NVDR 22,043 4,652
Srisawad Corp. PCL, NVDR 11,160 10,190
Thai Beverage PCL 89,700 34,349
Thai Life Insurance PCL, NVDR 24,400 8,984
Thai Oil PCL, NVDR 14,500 11,611
Thai Union Group PCL, NVDR 30,700 9,926
The Siam Cement PCL, NVDR 10,300 49,334
Tisco Financial Group PCL, NVDR 4,200 12,353
TMBThanachart Bank PCL, NVDR 443,100 24,274
True Corp. PCL, NVDR
(b)
90,400 32,745
WHA Corp. PCL, NVDR 107,200 9,692
1,421,806
Turkey – 0.8%
AG Anadolu Grubu Holding AS, Class A 1,084 7,695
Ahlatci Dogal GAZ Dagitim Enerji VE Yatirim AS 1,306 724
Akbank T.A.S. 32,035 40,398
Akcansa Cimento AS 665 2,422
Aksa Akrilik Kimya Sanayii AS 18,526 4,605
Aksa Enerji Uretim AS, Class B 4,066 3,288
Alarko Holding AS 2,072 4,938
ALFA Solar Enerji Sanayi ve Ticaret AS 968 1,122
Anadolu Anonim Turk Sigorta Sirketi 2,115 4,809
Anadolu EFES Biracilik ve Malt Sanayii AS 2,382 9,885
Arcelik AS
(b)
1,470 4,346
Aselsan Elektronik Sanayi ve Ticaret AS 10,903 38,271
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret AS, Class B 2,438 6,371
Baticim Bati Anadolu Cimento Sanayii AS
(b)
25,019 3,441

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Turkey – 0.8% (continued)
Bera Holding AS
(b)
8,765 3,314
BIM Birlesik Magazalar AS 4,397 51,562
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS
(b)
326 3,077
Borusan Yatirim ve Pazarlama AS 56 3,087
Can2 Termik AS
(b)
41,489 1,737
Cimsa Cimento Sanayi ve Ticaret AS 5,738 6,979
Coca-Cola Icecek AS 10,041 13,602
CW Enerji Muhendislik Ticaret ve Sanayi AS 3,096 1,214
Dap Gayrimenkul Gelistirme AS, Class C
(b)
11,679 2,423
Dogan Sirketler Grubu Holding AS 12,059 4,879
Dogus Otomotiv Servis ve Ticaret AS 355 1,805
EGE Endustri ve Ticaret AS 12 2,775
Emlak Konut Gayrimenkul Yatirim Ortakligi AS
(b)
28,504 8,538
Enerjisa Enerji AS
(c)
3,201 4,507
Enka Insaat ve Sanayi AS 7,288 12,128
Eregli Demir ve Celik Fabrikalari T.A.S. 35,869 20,984
Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret AS
(b)
2,250 1,464
Ford Otomotiv Sanayi AS 786 18,097
Girsim Elektrik Sanayi Taahut VE Ticaret AS
(b)
1,659 1,747
Gubre Fabrikalari T.A.S.
(b)
920 6,566
Haci Omer Sabanci Holding AS 12,305 23,436
Hektas Ticaret T.A.S.
(b)
42,868 3,444
Is Yatirim Menkul Degerler AS 5,310 4,979
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS 1,513 1,137
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D
(b)
12,227 7,382
KOC Holding AS 7,607 27,236
Kontrolmatik Enerji VE Muhendislik AS 4,591 3,250
Koza Anadolu Metal Madencilik Isletmeleri AS
(b)
2,304 5,182
Mavi Giyim Sanayi ve Ticaret AS, Class B
(c)
7,868 6,604
Mia Teknoloji AS
(b)
2,695 2,434
Migros Ticaret AS 1,108 13,785
MLP Saglik Hizmetleri AS, Class B
(b)(c)
962 8,167
Nuh Cimento Sanayi AS 338 2,148
Otokar Otomotiv ve Savunma Sanayi AS 432 4,238
Oyak Cimento Fabrikalari AS
(b)
3,577 2,180
Pegasus Hava Tasimaciligi AS
(b)
2,629 15,239
Petkim Petrokimya Holding AS
(b)
16,316 6,851
Reeder Teknoloji Sanayi ve Ticaret AS
(b)
3,994 1,183
Sasa Polyester Sanayi AS
(b)
100,985 11,107
Smart Gunes Enerjisi Teknolojileri Arge Uretim Sanayi ve Ticaret AS
(b)
1,915 1,515
Sok Marketler Ticaret AS 3,367 3,292
Tav Havalimanlari Holding AS
(b)
2,452 14,568
Tekfen Holding AS
(b)
1,091 3,886
Tofas Turk Otomobil Fabrikasi AS 1,377 7,161
Torunlar Gayrimenkul Yatirim Ortakligi AS 3,189 5,087
Turk Altin Isletmeleri AS
(b)
11,623 7,525
Turk Hava Yollari AO
(b)
7,540 55,727
Turk Telekomunikasyon AS
(b)
6,685 9,125
Turk Traktor ve Ziraat Makineleri AS 313 4,944
Turkcell Iletisim Hizmetleri AS 14,480 33,847
Turkiye Halk Bankasi AS
(b)
9,648 5,042
Turkiye Is Bankasi AS, Class C 90,751 24,304
Turkiye Petrol Rafinerileri AS 9,323 30,228
Turkiye Sigorta AS 12,548 5,719
Turkiye Sise ve CAM Fabrikalari AS 6,544 5,819
Ulker Biskuvi Sanayi AS
(b)
1,788 4,951
Vestel Beyaz Esya Sanayi ve Ticaret AS 6,578 1,987

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Turkey – 0.8% (continued)
Vestel Elektronik Sanayi ve Ticaret AS
(b)
2,381 2,500
Yapi ve Kredi Bankasi AS
(b)
34,610 20,482
Yeo Teknoloji Enerji ve Endustri AS
(b)
2,531 2,786
Ziraat Gayrimenkul Yatirim Ortakligi AS 13,772 8,673
Zorlu Enerji Elektrik Uretim AS
(b)
21,162 1,761
713,711
United Arab Emirates – 2.6%
Abu Dhabi Commercial Bank PJSC 32,809 103,973
Abu Dhabi Islamic Bank PJSC 17,125 85,321
Abu Dhabi National Energy Co. PJSC 34,443 29,726
Abu Dhabi National Oil Co. for Distribution PJSC 26,244 24,079
ADNOC Drilling Co. PJSC 29,333 39,131
ADNOC Gas PLC 87,198 75,256
Aldar Properties PJSC 41,135 92,505
Alpha Dhabi Holding PJSC 9,872 30,424
Borouge PLC 38,450 27,008
Dubai Electricity & Water Authority PJSC 96,315 70,275
Dubai Islamic Bank PJSC 30,628 63,040
Emaar Development PJSC 8,516 30,952
Emaar Properties PJSC 69,099 246,443
Emirates NBD Bank PJSC 27,754 155,278
Emirates Telecommunications Group Co. PJSC 36,817 174,410
First Abu Dhabi Bank PJSC 48,245 197,285
International Holdings Co. PJSC
(b)
7,904 862,908
Modon Holding PSC
(b)
35,129 29,170
Pure Health Holding PJSC 29,213 22,428
2,359,612
United States – 0.2%
BeiGene Ltd.
(b)
7,000 142,623
Parade Technologies Ltd. 1,000 16,790
159,413
Total Common Stocks (cost $76,162,275) 89,086,879
Preferred Stocks – 1.7%
Brazil – 1.1%
Banco Bradesco SA, 7.95% 69,863 169,308
Centrais Eletricas Brasileiras SA, Class B, 4.39% 5,291 45,074
Cia Energetica de Minas Gerais, 11.04% 21,039 41,139
Cia Paranaense de Energia - Copel, Class B, 4.18% 18,777 38,175
Gerdau SA, 6.89% 17,152 45,414
Itau Unibanco Holding SA, 7.53% 52,197 328,041
Itausa SA, 8.98% 60,528 114,184
Petroleo Brasileiro SA, 8.43% 48,506 257,378
Raizen SA, 6.33% 14,575 4,711
1,043,424
Chile – 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, 9.48% 1,576 53,719
Colombia – 0.1%
Bancolombia SA, 11.02% 5,483 56,336
Russia – 0.0%
Sberbank of Russia PJSC, 8.09%
(d)
4,890 0
Surgutneftegas PJSC, 1.19%
(d)
37,000 0
Tatneft PJSC, Series 3, 12.59%
(d)
266 0
0
South Korea – 0.5%
Hyundai Motor Co., 13.38% 211 22,250
Hyundai Motor Co., Series 2, 13.36% 347 37,251

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 1.7% (continued)
South Korea – 0.5% (continued)
LG Electronics, Inc., 2.00% 700 17,482
Samsung Electronics Co. Ltd., 2.22% 10,637 350,576
Samsung Fire & Marine Insurance Co. Ltd., 6.71% 37 7,340
434,899
Total Preferred Stocks (cost $1,393,473) 1,588,378
Rights – 0.0%
South Korea – 0.0%
Samsung SDI Co. Ltd., expiring 5/13/2025
(b)
(Cost $0) 79 1,915
Investment Companies – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(e)(f)
(cost $412,778) 412,778 412,778
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(e)(f)
(cost $75,060) 75,060 75,060
Total Investments (cost $78,043,586) 100.3% 91,165,010
Liabilities, Less Cash and Receivables (0.3)% (279,805)
Net Assets 100.0% 90,885,205
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $282,172 and the value of the collateral was $297,059, consisting of cash collateral of $75,060 and U.S. Government & Agency securities valued at $221,999. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities were valued at $5,235,025 or 5.76% of net assets.
(d)
The fund held Level 3 securities at April 30, 2025. These securities were valued at $0 or 0.00% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of April 30, 2025.
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
10/31/24 Purchases ($)
1
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 82,292 10,856,605 (10,526,119) 412,778 8,277
Investment of Cash Collateral for Securities Loaned – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 417,578 1,549,675 (1,892,193) 75,060 8,190
2
Total – 0.6% 499,870 12,406,280 (12,418,312) 487,838 16,467
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 12 6/20/2025 670,882 666,000 (4,882)
Gross Unrealized Depreciation (4,882)

STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
Ally Auto Receivables Trust
Series 2022-3, Class A4, 5.07%, 10/16/2028 125,000 125,684
Series 2024-1, Class A3, 5.08%, 12/15/2028 183,000 184,138
American Express Credit Account Master Trust
Series 2023-2, Class A, 4.80%, 5/15/2030 100,000 101,943
Series 2023-4, Class A, 5.15%, 9/15/2030 500,000 515,113
BA Credit Card Trust
,
Series 2023-A1, Class A1, 4.79%, 5/15/2028 75,000 75,402
Barclays Dryrock Issuance Trust
,
Series 2023-1, Class A, 4.72%, 2/15/2029 100,000 100,344
Capital One Multi-Asset Execution Trust
Series 2023-A1, Class A, 4.42%, 5/15/2028 430,000 430,619
Series 2019-A3, Class A3, 2.06%, 8/15/2028 40,000 38,910
CarMax Auto Owner Trust
Series 2024-2, Class A3, 5.50%, 1/16/2029 215,000 218,487
Series 2024-1, Class A4, 4.94%, 8/15/2029 150,000 152,177
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 9/15/2028 175,000 177,179
Series 2024-A2, Class A, 4.63%, 1/15/2031 650,000 658,708
CNH Equipment Trust
,
Series 2023-A, Class A4, 4.77%, 10/15/2030 100,000 100,820
Ford Credit Auto Lease Trust
,
Series 2024-B, Class A3, 4.99%, 12/15/2027 100,000 100,689
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028 124,000 125,422
Series 2024-C, Class A3, 4.07%, 7/15/2029 200,000 199,506
Series 2024-C, Class A4, 4.11%, 7/15/2030 200,000 199,536
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3, 5.39%, 7/20/2027 100,000 100,983
Series 2024-1, Class A4, 5.09%, 2/22/2028 80,000 80,624
GM Financial Consumer Automobile Receivables Trust
,
Series 2022-3, Class A4, 3.71%, 12/16/2027 120,000 119,141
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3, 5.27%, 11/20/2028 145,000 146,856
Series 2023-4, Class A4, 5.66%, 2/21/2030 115,000 118,130
Hyundai Auto Receivables Trust
Series 2022-C, Class A4, 5.52%, 10/16/2028 400,000 405,647
Series 2023-C, Class A3, 5.54%, 10/16/2028 125,000 126,657
Series 2023-B, Class A4, 5.31%, 8/15/2029 296,000 301,335
Mercedes-Benz Auto Lease Trust
,
Series 2024-A, Class A3, 5.32%, 1/18/2028 110,000 111,338
Nissan Auto Lease Trust
,
Series 2025-A, Class A2A, 4.60%, 11/15/2027 200,000 200,393
Nissan Auto Receivables Owner Trust
,
Series 2024-A, Class A3, 5.28%, 12/15/2028 400,000 404,544
Santander Drive Auto Receivables Trust
,
Series 2023-1, Class C, 5.09%, 5/15/2030 200,000 200,603
Synchrony Card Funding LLC
,
Series 2024-A2, Class A, 4.93%, 7/15/2030 250,000 254,249
Toyota Auto Receivables Owner Trust
,
Series 2024-A, Class A4, 4.77%, 4/16/2029 200,000 202,614
Verizon Master Trust
Series 2023-7, Class A1A, 5.67%, 11/20/2029 500,000 510,504
Series 2024-3, Class A1A, 5.34%, 4/22/2030 125,000 127,502
Series 2024-6, Class A1A, 4.17%, 8/20/2030 150,000 149,791
World Omni Auto Receivables Trust
Series 2024-A, Class A3, 4.86%, 3/15/2029 100,000 100,539
Series 2024-B, Class A3, 5.27%, 9/17/2029 100,000 101,176
Total Asset-Backed Securities (cost $7,256,914) 7,267,303
Commercial Mortgage-Backed Securities – 0.7%
Bank Trust
Series 2019-BN16, Class A4, 4.01%, 2/15/2052 85,000 82,914
Series 2019-BN21, Class A5, 2.85%, 10/17/2052 50,000 46,258
Series 2020-BN30, Class A4, 1.93%, 12/15/2053 60,000 51,150

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.7% (continued)
Bank Trust (continued)
Series 2021-BN31, Class A4, 2.04%, 2/15/2054 150,000 129,206
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 110,000 114,658
Series 2023-BNK46, Class A4, 5.75%, 8/15/2056 200,000 209,757
Series 2024-5YR8, Class A3, 5.88%, 8/15/2057 200,000 208,824
Series 2017-BNK6, Class A4, 3.25%, 7/15/2060 46,816 45,496
Series 2018-BN10, Class A5, 3.69%, 2/15/2061 93,000 90,818
Series 2018-BN11, Class A2, 3.78%, 3/15/2061 188,258 183,343
Series 2018-BN12, Class A3, 3.99%, 5/15/2061 80,000 78,318
Series 2019-BN18, Class A4, 3.58%, 5/15/2062 1,593,000 1,513,087
Series 2020-BN25, Class A5, 2.65%, 1/15/2063 120,000 109,014
Series 2021-BN37, Class A4, 2.37%, 11/15/2064 100,000 86,198
Barclays Commercial Mortgage Trust
,
Series 2019-C4, Class A5, 2.92%, 8/15/2052 25,000 23,398
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/2051 85,000 83,913
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 54,424
Series 2021-C9, Class A5, 2.30%, 2/15/2054 150,000 130,207
Series 2021-C12, Class A5, 2.69%, 11/15/2054 400,000 352,324
Series 2022-C18, Class A5, 5.71%, 12/15/2055 100,000 104,976
Series 2023-C20, Class A3, 5.99%, 7/15/2056 1,000,000 1,026,267
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 40,580
Series 2018-B2, Class A4, 3.61%, 2/15/2051 50,000 48,915
Series 2020-B16, Class AM, 2.94%, 2/15/2053 180,000 162,250
Series 2020-B21, Class A5, 1.98%, 12/17/2053 450,000 386,516
Series 2021-B27, Class A5, 2.39%, 7/15/2054 120,000 103,188
Series 2021-B30, Class A5, 2.58%, 11/15/2054 125,000 109,271
Series 2022-B32, Class A5, 3.00%, 1/15/2055 150,000 130,959
Series 2022-B34, Class A5, 3.79%, 4/15/2055 250,000 229,318
Series 2022-B35, Class A5, 4.59%, 5/15/2055 240,000 230,751
Series 2023-V2, Class A2, 5.36%, 5/15/2055 260,000 264,171
Series 2024-V7, Class A3, 6.23%, 5/15/2056 330,000 348,096
Series 2024-V8, Class A3, 6.19%, 7/15/2057 350,000 368,957
Series 2019-B14, Class B, 3.49%, 12/15/2062 200,000 167,579
BMO Mortgage Trust
Series 2023-C4, Class A5, 5.12%, 2/15/2056 50,000 50,416
Series 2024-C8, Class A5, 5.60%, 3/15/2057 300,000 311,080
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 200,000 212,878
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class AS, 3.08%, 7/10/2049 120,000 114,650
Series 2016-C3, Class A4, 3.15%, 11/15/2049 130,000 126,724
Series 2017-C4, Class A4, 3.47%, 10/12/2050 125,000 121,762
COMM Mortgage Trust
,
Series 2019-GC44, Class A5, 2.95%, 8/15/2057 200,000 183,601
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 6/15/2050 1,000,000 970,378
Series 2018-CX11, Class A4, 3.77%, 4/15/2051 35,928 35,231
GS Mortgage Securities Trust
Series 2017-GS8, Class A3, 3.21%, 11/10/2050 80,000 77,660
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 25,000 24,283
Series 2020-GC45, Class AAB, 2.84%, 2/13/2053 170,538 165,127
JPMCC Commercial Mortgage Securities Trust
Series 2016-JP3, Class A4, 2.63%, 8/15/2049 875,877 856,370
Series 2017-JP6, Class A4, 3.22%, 7/15/2050 100,000 97,110
Series 2019-COR5, Class A4, 3.39%, 6/13/2052 400,000 373,878

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.7% (continued)
Morgan Stanley Capital I Trust
Series 2017-H1, Class A5, 3.53%, 6/15/2050 990,000 967,123
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 91,990
Series 2021-L5, Class A2, 1.52%, 5/15/2054 175,000 168,002
UBS Commercial Mortgage Trust
Series 2017-C7, Class A3, 3.42%, 12/15/2050 49,229 47,955
Series 2018-C8, Class A3, 3.72%, 2/15/2051 24,006 23,490
Series 2018-C12, Class A4, 4.03%, 8/15/2051 400,000 392,608
Series 2019-C16, Class A4, 3.60%, 4/15/2052 75,000 71,845
Wells Fargo Commercial Mortgage Trust
Series 2016-C34, Class AS, 3.48%, 6/15/2049 100,000 97,085
Series 2017-C41, Class A3, 3.21%, 11/15/2050 250,000 242,240
Series 2017-C41, Class A4, 3.47%, 11/15/2050 210,000 204,246
Series 2019-C50, Class A5, 3.73%, 5/15/2052 150,000 144,125
Series 2019-C54, Class A4, 3.15%, 12/15/2052 600,000 562,728
Series 2020-C55, Class A5, 2.73%, 2/15/2053 100,000 91,720
Series 2021-C61, Class A4, 2.66%, 11/15/2054 150,000 131,649
Total Commercial Mortgage-Backed Securities (cost $14,036,285) 14,273,055
Corporate Bonds and Notes – 23.9%
Basic Materials – 0.6%
Air Products & Chemicals, Inc.
4.60%, 2/08/2029 100,000 101,435
2.05%, 5/15/2030 31,000 27,737
4.85%, 2/08/2034 245,000 244,003
2.70%, 5/15/2040 74,000 53,399
Albemarle Corp.
5.45%, 12/01/2044 25,000 20,253
5.65%, 6/01/2052 45,000 36,310
ArcelorMittal SA
6.55%, 11/29/2027 92,000 95,698
4.25%, 7/16/2029 95,000 92,775
6.75%, 3/01/2041 148,000 152,986
Barrick PD Australia Finance Pty Ltd.
,
5.95% , 10/15/2039 157,000 159,206
BHP Billiton Finance USA Ltd.
5.25%, 9/08/2026 20,000 20,269
5.10%, 9/08/2028 110,000 112,808
5.25%, 9/08/2030 55,000 56,822
4.90%, 2/28/2033 35,000 34,687
5.25%, 9/08/2033 329,000 333,051
5.00%, 9/30/2043 30,000 27,770
5.50%, 9/08/2053 140,000 135,074
CF Industries, Inc.
5.15%, 3/15/2034 70,000 67,685
4.95%, 6/01/2043 280,000 238,800
5.38%, 3/15/2044 60,000 53,922
DuPont de Nemours, Inc.
4.73%, 11/15/2028 35,000 35,354
5.32%, 11/15/2038 187,000 191,459
5.42%, 11/15/2048 110,000 107,399
Eastman Chemical Co.
5.63%, 2/20/2034 100,000 99,585
4.80%, 9/01/2042 100,000 85,298
4.65%, 10/15/2044 195,000 160,227

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Basic Materials – 0.6% (continued)
Ecolab, Inc.
3.25%, 12/01/2027 90,000 88,355
5.25%, 1/15/2028 155,000 160,012
4.80%, 3/24/2030 35,000 35,722
1.30%, 1/30/2031 195,000 163,532
2.13%, 2/01/2032
(a)
20,000 17,027
3.95%, 12/01/2047 10,000 7,935
EIDP, Inc.
4.50%, 5/15/2026 40,000 40,059
4.80%, 5/15/2033 29,000 28,470
FMC Corp.
3.20%, 10/01/2026 90,000 87,947
5.65%, 5/18/2033 50,000 48,278
Freeport-McMoRan, Inc.
5.00%, 9/01/2027 25,000 25,039
4.38%, 8/01/2028 125,000 123,623
5.25%, 9/01/2029 132,000 133,226
4.25%, 3/01/2030 205,000 199,018
5.45%, 3/15/2043 20,000 18,503
Huntsman International LLC
,
2.95% , 6/15/2031 50,000 41,190
International Flavors & Fragrances, Inc.
,
5.00% , 9/26/2048 96,000 79,936
International Paper Co.
,
4.80% , 6/15/2044 113,000 95,712
Linde, Inc.
,
1.10% , 8/10/2030 230,000 197,069
LYB International Finance III LLC
3.38%, 10/01/2040 185,000 132,822
4.20%, 10/15/2049 64,000 45,848
4.20%, 5/01/2050 265,000 190,323
3.80%, 10/01/2060 289,000 179,941
LyondellBasell Industries NV
,
4.63% , 2/26/2055
(a)
21,000 15,944
NewMarket Corp.
,
2.70% , 3/18/2031 25,000 21,977
Newmont Corp.
6.25%, 10/01/2039 300,000 321,962
4.88%, 3/15/2042 35,000 31,798
Nucor Corp.
4.30%, 5/23/2027 10,000 10,024
5.10%, 6/01/2035 200,000 196,349
4.40%, 5/01/2048 100,000 82,716
2.98%, 12/15/2055 50,000 29,669
Nutrien Ltd.
4.20%, 4/01/2029 20,000 19,758
2.95%, 5/13/2030 78,000 71,996
5.40%, 6/21/2034 500,000 501,777
4.13%, 3/15/2035 100,000 89,498
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 176,000 198,016
6.13%, 12/15/2033 100,000 107,322
Rio Tinto Finance USA PLC
5.00%, 3/14/2032 200,000 201,498
5.00%, 3/09/2033 55,000 55,355
5.25%, 3/14/2035 200,000 200,709
5.13%, 3/09/2053 155,000 140,569
5.75%, 3/14/2055 150,000 148,113

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Basic Materials – 0.6% (continued)
Southern Copper Corp.
,
7.50% , 7/27/2035 100,000 113,622
Steel Dynamics, Inc.
,
3.25% , 1/15/2031 37,000 34,022
Suzano Austria GmbH
6.00%, 1/15/2029 25,000 25,503
5.00%, 1/15/2030 187,000 182,724
Series DM3N, 3.13%, 1/15/2032 170,000 145,220
The Dow Chemical Company
7.38%, 11/01/2029 138,000 151,738
5.15%, 2/15/2034
(a)
420,000 412,076
5.25%, 11/15/2041 463,000 411,371
4.38%, 11/15/2042 60,000 47,248
4.63%, 10/01/2044 267,000 213,348
The Mosaic Company
,
4.88% , 11/15/2041 10,000 8,807
The Sherwin-Williams Company
3.45%, 6/01/2027 375,000 368,297
2.95%, 8/15/2029 225,000 210,624
2.30%, 5/15/2030 36,000 32,204
4.00%, 12/15/2042 40,000 31,484
4.50%, 6/01/2047 25,000 20,734
3.30%, 5/15/2050 85,000 56,180
Vale Overseas Ltd.
,
3.75% , 7/08/2030 567,000 529,004
Westlake Corp.
,
4.38% , 11/15/2047 470,000 359,949
10,682,804
Communications – 2.0%
Alphabet, Inc.
0.80%, 8/15/2027 424,000 397,222
1.90%, 8/15/2040 160,000 107,075
2.05%, 8/15/2050 285,000 159,254
2.25%, 8/15/2060 160,000 86,706
Amazon.com, Inc.
1.00%, 5/12/2026 200,000 193,878
3.30%, 4/13/2027 150,000 148,412
1.20%, 6/03/2027 185,000 174,934
3.15%, 8/22/2027 335,000 329,312
4.55%, 12/01/2027 245,000 248,810
1.65%, 5/12/2028 225,000 210,514
4.65%, 12/01/2029 153,000 157,027
1.50%, 6/03/2030 117,000 102,784
2.10%, 5/12/2031 87,000 76,987
3.60%, 4/13/2032 125,000 118,585
4.80%, 12/05/2034 50,000 50,735
3.88%, 8/22/2037 431,000 388,322
2.88%, 5/12/2041 201,000 148,360
4.05%, 8/22/2047 297,000 244,998
2.50%, 6/03/2050 180,000 106,983
3.10%, 5/12/2051 227,000 153,025
3.95%, 4/13/2052 134,000 105,548
4.25%, 8/22/2057 90,000 72,886
2.70%, 6/03/2060 10,000 5,712
3.25%, 5/12/2061 160,000 103,977
4.10%, 4/13/2062 190,000 147,733
America Movil SAB de CV
6.13%, 3/30/2040 200,000 207,234
4.38%, 7/16/2042 305,000 256,148

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Communications – 2.0% (continued)
AT&T, Inc.
2.95%, 7/15/2026 50,000 49,183
3.80%, 2/15/2027 65,000 64,429
1.65%, 2/01/2028 305,000 284,687
4.10%, 2/15/2028 165,000 164,448
4.35%, 3/01/2029 400,000 399,732
2.25%, 2/01/2032 75,000 63,719
2.55%, 12/01/2033 382,000 315,400
5.40%, 2/15/2034 508,000 518,537
5.25%, 3/01/2037 250,000 245,920
5.15%, 3/15/2042 219,000 198,265
3.10%, 2/01/2043 60,000 42,143
4.75%, 5/15/2046 500,000 425,378
4.50%, 3/09/2048 75,000 60,886
4.55%, 3/09/2049 50,000 40,505
3.65%, 6/01/2051 150,000 104,989
3.30%, 2/01/2052 200,000 129,476
3.50%, 9/15/2053 470,000 315,135
3.55%, 9/15/2055 493,000 329,062
3.80%, 12/01/2057 615,000 424,267
3.65%, 9/15/2059 350,000 231,766
3.85%, 6/01/2060 105,000 71,622
Booking Holdings, Inc.
3.60%, 6/01/2026 70,000 69,502
3.55%, 3/15/2028 25,000 24,624
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.80%, 4/01/2031 331,000 287,040
3.50%, 6/01/2041 250,000 170,396
5.13%, 7/01/2049 175,000 136,838
4.80%, 3/01/2050 230,000 171,355
3.70%, 4/01/2051 340,000 210,551
3.90%, 6/01/2052 45,000 28,558
6.83%, 10/23/2055 121,000 115,405
3.85%, 4/01/2061 156,000 92,795
4.40%, 12/01/2061 760,000 494,133
5.50%, 4/01/2063 150,000 117,877
Cisco Systems, Inc.
5.90%, 2/15/2039 250,000 266,056
5.50%, 1/15/2040 125,000 127,517
5.35%, 2/26/2064 732,000 693,816
Comcast Corp.
2.35%, 1/15/2027 195,000 189,421
3.30%, 2/01/2027 120,000 118,408
5.35%, 11/15/2027 385,000 396,689
3.55%, 5/01/2028 140,000 137,543
4.15%, 10/15/2028 260,000 259,413
4.55%, 1/15/2029 35,000 35,359
5.10%, 6/01/2029 400,000 412,493
1.95%, 1/15/2031 172,000 149,300
4.25%, 1/15/2033 50,000 47,811
4.65%, 2/15/2033 50,000 49,128
4.20%, 8/15/2034 150,000 140,584
5.65%, 6/15/2035 125,000 129,685
6.95%, 8/15/2037 100,000 113,273
4.60%, 10/15/2038 125,000 114,594

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Communications – 2.0% (continued)
Comcast Corp. (continued)
3.25%, 11/01/2039 93,000 71,973
3.75%, 4/01/2040 750,000 614,083
3.97%, 11/01/2047 50,000 37,940
4.00%, 3/01/2048 250,000 189,973
2.80%, 1/15/2051 255,000 150,998
2.89%, 11/01/2051 160,000 96,299
5.65%, 6/01/2054 85,000 81,756
2.94%, 11/01/2056 400,000 232,739
2.99%, 11/01/2063 185,000 103,831
5.50%, 5/15/2064 625,000 575,797
Corning, Inc.
5.35%, 11/15/2048 50,000 45,994
3.90%, 11/15/2049 50,000 36,641
5.85%, 11/15/2068 55,000 51,503
5.45%, 11/15/2079 197,000 169,156
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 50,000 58,867
9.25%, 6/01/2032 100,000 123,814
Discovery Communications LLC
3.63%, 5/15/2030 408,000 362,095
5.00%, 9/20/2037 270,000 218,052
5.20%, 9/20/2047 30,000 22,401
4.65%, 5/15/2050 80,000 54,779
eBay, Inc.
1.40%, 5/10/2026 45,000 43,597
3.60%, 6/05/2027 155,000 152,506
2.70%, 3/11/2030 17,000 15,543
6.30%, 11/22/2032 60,000 64,606
4.00%, 7/15/2042 175,000 138,799
3.65%, 5/10/2051 28,000 19,623
Expedia Group, Inc.
4.63%, 8/01/2027 30,000 30,023
3.80%, 2/15/2028 133,000 130,471
FactSet Research Systems, Inc.
,
2.90% , 3/01/2027 125,000 120,628
Fox Corp.
4.71%, 1/25/2029 50,000 49,922
3.50%, 4/08/2030 115,000 108,448
6.50%, 10/13/2033 30,000 31,908
5.48%, 1/25/2039 100,000 95,582
5.58%, 1/25/2049 85,000 77,479
Grupo Televisa SAB
,
6.63% , 1/15/2040 71,000 62,619
Juniper Networks, Inc.
3.75%, 8/15/2029 40,000 38,624
2.00%, 12/10/2030 110,000 94,296
Meta Platforms, Inc.
3.50%, 8/15/2027 70,000 69,478
4.60%, 5/15/2028 70,000 71,416
4.80%, 5/15/2030 100,000 103,012
4.55%, 8/15/2031 250,000 253,375
3.85%, 8/15/2032 220,000 209,890
4.95%, 5/15/2033 30,000 30,561
4.75%, 8/15/2034 250,000 249,073
4.45%, 8/15/2052 223,000 185,719
5.40%, 8/15/2054 100,000 96,379

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Communications – 2.0% (continued)
Meta Platforms, Inc. (continued)
4.65%, 8/15/2062 160,000 133,858
5.75%, 5/15/2063 495,000 493,507
Motorola Solutions, Inc.
4.60%, 2/23/2028 20,000 20,095
5.00%, 4/15/2029 600,000 609,650
2.30%, 11/15/2030 292,000 257,314
5.60%, 6/01/2032 99,000 102,251
Netflix, Inc.
4.88%, 4/15/2028 580,000 592,503
5.88%, 11/15/2028 321,000 338,691
6.38%, 5/15/2029 40,000 43,062
Nokia OYJ
,
6.63% , 5/15/2039 210,000 210,804
Omnicom Group, Inc.
,
2.60% , 8/01/2031 190,000 166,265
Orange SA
9.00%, 3/01/2031 295,000 358,534
5.38%, 1/13/2042 67,000 64,531
Paramount Global
5.90%, 10/15/2040 160,000 143,019
5.85%, 9/01/2043 180,000 152,790
4.60%, 1/15/2045 270,000 195,526
Rogers Communications, Inc.
3.20%, 3/15/2027 250,000 244,515
4.50%, 3/15/2042 500,000 418,429
4.30%, 2/15/2048 160,000 123,538
4.35%, 5/01/2049 80,000 61,992
Sprint Capital Corp.
6.88%, 11/15/2028 310,000 331,526
8.75%, 3/15/2032 35,000 42,023
Telefonica Emisiones SA
7.05%, 6/20/2036 120,000 132,938
4.90%, 3/06/2048 200,000 167,443
5.52%, 3/01/2049 130,000 118,183
Telefonica Europe BV
,
8.25% , 9/15/2030 91,000 104,531
TELUS Corp.
3.70%, 9/15/2027 109,000 107,489
4.60%, 11/16/2048 62,000 49,492
The Bell Telephone Company of Canada or Bell Canada
,
4.46% , 4/01/2048 24,000 19,184
The Interpublic Group of Companies, Inc.
4.75%, 3/30/2030 20,000 20,022
3.38%, 3/01/2041 60,000 43,381
5.40%, 10/01/2048 40,000 36,264
The Walt Disney Company
3.70%, 3/23/2027 600,000 597,329
2.00%, 9/01/2029 70,000 63,954
3.80%, 3/22/2030 100,000 97,859
2.65%, 1/13/2031 150,000 137,009
6.65%, 11/15/2037 185,000 208,657
4.63%, 3/23/2040 165,000 154,362
4.75%, 9/15/2044 50,000 44,579
4.70%, 3/23/2050 271,000 237,782
3.60%, 1/13/2051 205,000 148,855

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Communications – 2.0% (continued)
Time Warner Cable LLC
6.55%, 5/01/2037 100,000 98,554
7.30%, 7/01/2038 110,000 114,217
5.88%, 11/15/2040 300,000 273,920
5.50%, 9/01/2041 150,000 128,333
T-Mobile USA, Inc.
3.75%, 4/15/2027 285,000 281,954
2.05%, 2/15/2028 520,000 488,957
4.95%, 3/15/2028 120,000 121,842
4.80%, 7/15/2028 168,000 169,697
2.40%, 3/15/2029 100,000 92,400
2.55%, 2/15/2031 391,000 346,590
2.88%, 2/15/2031 150,000 135,154
2.70%, 3/15/2032 109,000 94,645
5.05%, 7/15/2033 103,000 102,327
5.75%, 1/15/2034 260,000 270,323
5.15%, 4/15/2034 300,000 300,296
4.38%, 4/15/2040 315,000 275,107
3.00%, 2/15/2041 85,000 60,843
4.50%, 4/15/2050 95,000 77,047
3.30%, 2/15/2051 260,000 170,964
3.40%, 10/15/2052 25,000 16,575
5.65%, 1/15/2053 328,000 313,626
5.75%, 1/15/2054 45,000 43,454
6.00%, 6/15/2054 99,000 98,913
3.60%, 11/15/2060 95,000 62,161
5.80%, 9/15/2062 25,000 24,045
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/01/2041 100,000 83,775
4.13%, 6/01/2044 70,000 57,387
3.00%, 7/30/2046 285,000 190,109
VeriSign, Inc.
,
4.75% , 7/15/2027 236,000 236,007
Verizon Communications, Inc.
2.10%, 3/22/2028 325,000 306,782
4.33%, 9/21/2028 603,000 605,016
3.88%, 2/08/2029 161,000 158,363
4.02%, 12/03/2029 250,000 245,401
3.15%, 3/22/2030 50,000 47,014
1.50%, 9/18/2030 205,000 175,644
1.68%, 10/30/2030 140,000 120,206
1.75%, 1/20/2031 30,000 25,639
2.36%, 3/15/2032 455,000 388,206
5.05%, 5/09/2033 165,000 166,198
4.50%, 8/10/2033 50,000 48,169
4.78%, 2/15/2035 250,000 242,944
5.25%, 3/16/2037 200,000 197,586
4.81%, 3/15/2039 500,000 466,032
3.40%, 3/22/2041 210,000 159,804
2.85%, 9/03/2041 50,000 34,856
6.55%, 9/15/2043 260,000 281,627
4.86%, 8/21/2046 50,000 44,011
5.50%, 3/16/2047 40,000 38,318
4.52%, 9/15/2048 194,000 160,926
2.88%, 11/20/2050 435,000 266,482
3.55%, 3/22/2051 85,000 59,927

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Communications – 2.0% (continued)
Verizon Communications, Inc. (continued)
3.88%, 3/01/2052 30,000 22,086
5.01%, 8/21/2054 34,000 30,071
3.00%, 11/20/2060 554,000 321,673
3.70%, 3/22/2061 140,000 95,156
Vodafone Group PLC
4.88%, 6/19/2049 90,000 75,726
4.25%, 9/17/2050 30,000 22,744
5.63%, 2/10/2053 200,000 184,744
5.13%, 6/19/2059 193,000 163,078
5.75%, 2/10/2063 55,000 50,225
Weibo Corp.
,
3.38% , 7/08/2030
(a)
225,000 206,927
37,859,681
Consumer, Cyclical – 1.5%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/01/2026 4,606 4,450
Series 2015-1, Class A, 3.38%, 5/01/2027 5,247 5,063
Series 2016-2, Class AA, 3.20%, 6/15/2028 37,770 35,765
Series 2017-1, Class AA, 3.65%, 2/15/2029 30,750 29,240
Series 2017-2, Class AA, 3.35%, 10/15/2029 139,757 131,918
American Honda Finance Corp.
Series G, 5.25%, 7/07/2026 15,000 15,148
4.70%, 1/12/2028 15,000 15,131
Series G, 5.13%, 7/07/2028 35,000 35,746
5.65%, 11/15/2028 85,000 88,342
2.25%, 1/12/2029 131,000 120,826
4.60%, 4/17/2030 100,000 99,857
Series G, 5.85%, 10/04/2030 436,000 460,413
Aptiv Swiss Holdings Ltd.
,
4.15% , 5/01/2052 70,000 47,683
AutoNation, Inc.
1.95%, 8/01/2028 45,000 41,074
5.89%, 3/15/2035 100,000 98,805
AutoZone, Inc.
4.50%, 2/01/2028 19,000 19,110
6.25%, 11/01/2028 411,000 435,205
4.00%, 4/15/2030 75,000 72,864
Best Buy Co., Inc.
,
4.45% , 10/01/2028 308,000 307,547
Brunswick Corp./de
,
5.10% , 4/01/2052 120,000 88,785
Choice Hotels International, Inc.
3.70%, 12/01/2029 120,000 112,637
3.70%, 1/15/2031 55,000 50,073
Costco Wholesale Corp.
3.00%, 5/18/2027 323,000 317,760
1.38%, 6/20/2027 70,000 66,550
Cummins, Inc.
4.90%, 2/20/2029 150,000 153,237
5.15%, 2/20/2034 200,000 202,795
2.60%, 9/01/2050 50,000 29,322
Darden Restaurants, Inc.
3.85%, 5/01/2027 210,000 207,398
4.55%, 2/15/2048 20,000 15,999
Dick's Sporting Goods, Inc.
3.15%, 1/15/2032 50,000 43,863
4.10%, 1/15/2052 85,000 58,320

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Cyclical – 1.5% (continued)
Dollar General Corp.
4.63%, 11/01/2027 110,000 110,232
5.20%, 7/05/2028 10,000 10,156
3.50%, 4/03/2030 50,000 46,910
5.45%, 7/05/2033
(a)
315,000 317,846
4.13%, 4/03/2050 153,000 111,353
Dollar Tree, Inc.
4.20%, 5/15/2028 100,000 98,637
3.38%, 12/01/2051 25,000 15,191
Dr. Horton, Inc.
,
5.50% , 10/15/2035 500,000 501,198
Ford Motor Co.
7.45%, 7/16/2031 127,000 133,950
3.25%, 2/12/2032 423,000 345,759
6.10%, 8/19/2032 100,000 95,929
Ford Motor Credit Co. LLC
2.70%, 8/10/2026 250,000 240,009
4.13%, 8/17/2027 485,000 465,078
6.80%, 5/12/2028 400,000 406,020
6.05%, 11/05/2031 200,000 193,830
6.53%, 3/19/2032 200,000 197,999
7.12%, 11/07/2033 700,000 704,945
General Motors Co.
4.20%, 10/01/2027 115,000 113,013
5.60%, 10/15/2032 750,000 743,642
6.60%, 4/01/2036 253,000 259,839
5.15%, 4/01/2038 122,000 109,595
6.75%, 4/01/2046 31,000 30,574
5.95%, 4/01/2049 108,000 96,415
General Motors Financial Co., Inc.
4.00%, 10/06/2026 230,000 227,232
2.35%, 2/26/2027 265,000 253,106
5.00%, 4/09/2027 95,000 95,089
6.00%, 1/09/2028 122,000 125,005
5.80%, 6/23/2028 371,000 378,580
2.40%, 10/15/2028 240,000 219,938
3.60%, 6/21/2030 50,000 46,010
2.35%, 1/08/2031 445,000 378,085
2.70%, 6/10/2031 105,000 90,025
Genuine Parts Co.
,
2.75% , 2/01/2032 20,000 17,120
Hasbro, Inc.
3.55%, 11/19/2026 50,000 49,140
3.90%, 11/19/2029 70,000 66,580
6.35%, 3/15/2040 50,000 50,053
Honda Motor Co. Ltd.
2.53%, 3/10/2027 415,000 402,120
2.97%, 3/10/2032 55,000 48,792
Hyatt Hotels Corp.
5.75%, 1/30/2027 23,000 23,386
5.05%, 3/30/2028 100,000 100,484
5.75%, 4/23/2030 75,000 76,459
5.75%, 3/30/2032 100,000 100,192

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Cyclical – 1.5% (continued)
JetBlue Pass-Through Trust
,
Series 2020-1 , Class A , 4.00% , 11/15/2032 29,530 27,193
Las Vegas Sands Corp.
,
3.90% , 8/08/2029 50,000 46,428
Lear Corp.
3.50%, 5/30/2030 108,000 100,385
5.25%, 5/15/2049 45,000 37,517
Leggett & Platt, Inc.
,
3.50% , 11/15/2027 125,000 120,176
Lennar Corp.
5.00%, 6/15/2027 135,000 135,746
4.75%, 11/29/2027 150,000 150,578
Lowe's Cos., Inc.
1.70%, 9/15/2028 420,000 384,573
1.70%, 10/15/2030 40,000 34,331
2.63%, 4/01/2031 110,000 98,233
3.75%, 4/01/2032 305,000 283,638
3.70%, 4/15/2046 433,000 314,155
4.05%, 5/03/2047 105,000 79,813
3.00%, 10/15/2050 85,000 51,794
3.50%, 4/01/2051 107,000 71,607
4.25%, 4/01/2052 209,000 159,225
4.45%, 4/01/2062 129,000 97,922
5.80%, 9/15/2062 40,000 37,833
Magna International, Inc.
,
2.45% , 6/15/2030 20,000 17,807
Marriott International, Inc.
Series R, 3.13%, 6/15/2026 120,000 118,199
5.45%, 9/15/2026 10,000 10,114
5.55%, 10/15/2028 15,000 15,486
Series AA, 4.65%, 12/01/2028 50,000 50,220
Series GG, 3.50%, 10/15/2032 150,000 133,523
5.35%, 3/15/2035 100,000 98,369
Mattel, Inc.
,
5.45% , 11/01/2041 25,000 21,590
McDonald's Corp.
3.80%, 4/01/2028 25,000 24,800
2.63%, 9/01/2029 341,000 318,635
4.95%, 8/14/2033 125,000 126,239
4.70%, 12/09/2035 269,000 261,421
6.30%, 3/01/2038 135,000 145,828
4.45%, 3/01/2047 241,000 200,615
4.45%, 9/01/2048 240,000 199,210
3.63%, 9/01/2049 105,000 75,409
4.20%, 4/01/2050 175,000 137,559
5.45%, 8/14/2053 115,000 109,402
MDC Holdings, Inc.
2.50%, 1/15/2031 342,000 297,808
3.97%, 8/06/2061
(a)
25,000 18,483
Mercedes-Benz Finance North America LLC
,
8.50% , 1/18/2031 155,000 182,742
NIKE, Inc.
2.38%, 11/01/2026 164,000 159,954
2.75%, 3/27/2027 350,000 341,600
3.88%, 11/01/2045 250,000 194,487
3.38%, 3/27/2050 85,000 59,018
O'Reilly Automotive, Inc.
5.75%, 11/20/2026 60,000 61,136
3.60%, 9/01/2027 50,000 49,140
3.90%, 6/01/2029 45,000 43,888
1.75%, 3/15/2031 20,000 16,865

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Cyclical – 1.5% (continued)
PACCAR Financial Corp.
1.10%, 5/11/2026 40,000 38,735
4.55%, 3/03/2028 400,000 405,437
Polaris, Inc.
,
6.95% , 3/15/2029 50,000 51,507
PulteGroup, Inc.
5.00%, 1/15/2027 17,000 17,122
6.00%, 2/15/2035 25,000 25,645
Ralph Lauren Corp.
,
2.95% , 6/15/2030 110,000 101,669
Sands China Ltd.
2.30%, 3/08/2027 200,000 188,166
5.40%, 8/08/2028
(a)
204,000 200,733
Southwest Airlines Co.
,
2.63% , 2/10/2030 75,000 67,064
Starbucks Corp.
2.45%, 6/15/2026 300,000 293,667
2.00%, 3/12/2027 120,000 114,985
4.00%, 11/15/2028 43,000 42,447
3.55%, 8/15/2029 168,000 162,493
4.80%, 2/15/2033 165,000 162,925
3.75%, 12/01/2047 150,000 108,140
4.45%, 8/15/2049 40,000 31,903
3.35%, 3/12/2050 50,000 32,829
3.50%, 11/15/2050 102,000 68,538
Target Corp.
3.38%, 4/15/2029 223,000 216,539
2.35%, 2/15/2030 40,000 36,623
4.50%, 9/15/2032 100,000 98,562
4.00%, 7/01/2042 134,000 111,846
2.95%, 1/15/2052 120,000 75,162
4.80%, 1/15/2053 265,000 232,583
The Home Depot, Inc.
2.95%, 6/15/2029 125,000 119,001
4.75%, 6/25/2029 839,000 856,059
2.70%, 4/15/2030 168,000 155,849
1.38%, 3/15/2031 127,000 106,750
4.50%, 9/15/2032 600,000 597,001
4.95%, 6/25/2034 640,000 643,893
4.25%, 4/01/2046 400,000 331,316
2.38%, 3/15/2051 271,000 151,673
3.63%, 4/15/2052 150,000 107,949
3.50%, 9/15/2056 15,000 10,322
The TJX Companies, Inc.
2.25%, 9/15/2026 200,000 195,255
1.15%, 5/15/2028 10,000 9,187
1.60%, 5/15/2031 102,000 87,080
Toyota Motor Corp.
5.28%, 7/13/2026 10,000 10,117
5.12%, 7/13/2028 25,000 25,630
Toyota Motor Credit Corp.
5.00%, 8/14/2026 45,000 45,422
5.40%, 11/20/2026 55,000 55,975
3.20%, 1/11/2027 25,000 24,619
3.05%, 3/22/2027 130,000 127,417
5.45%, 11/10/2027 320,000 329,714
4.63%, 1/12/2028 200,000 202,184
5.25%, 9/11/2028 80,000 82,494

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Cyclical – 1.5% (continued)
Toyota Motor Credit Corp. (continued)
5.05%, 5/16/2029 646,000 662,082
4.45%, 6/29/2029 70,000 70,210
5.55%, 11/20/2030 50,000 52,505
1.65%, 1/10/2031
(a)
140,000 120,160
5.10%, 3/21/2031 405,000 414,613
1.90%, 9/12/2031 68,000 57,698
Tractor Supply Co.
,
5.25% , 5/15/2033 15,000 15,053
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026 22,765 22,449
Series 2018-1, Class AA, 3.50%, 3/01/2030 68,029 63,678
Series 2023-1, Class A, 5.80%, 1/15/2036 157,627 156,389
Walmart, Inc.
1.05%, 9/17/2026 65,000 62,673
3.90%, 4/15/2028 15,000 15,032
3.70%, 6/26/2028 50,000 49,859
1.50%, 9/22/2028 60,000 55,498
4.00%, 4/15/2030 105,000 105,166
1.80%, 9/22/2031 81,000 70,324
4.10%, 4/15/2033 525,000 512,141
5.25%, 9/01/2035 70,000 73,032
3.95%, 6/28/2038 10,000 9,091
2.50%, 9/22/2041 100,000 69,991
4.05%, 6/29/2048 98,000 80,568
2.95%, 9/24/2049 213,000 142,735
2.65%, 9/22/2051 285,000 176,482
4.50%, 9/09/2052 129,000 112,224
WarnerMedia Holdings, Inc.
4.28%, 3/15/2032 271,000 232,073
5.05%, 3/15/2042 525,000 395,079
5.14%, 3/15/2052 130,000 89,232
5.39%, 3/15/2062 295,000 200,763
Whirlpool Corp.
,
4.75% , 2/26/2029 145,000 137,406
WW Grainger, Inc.
,
4.20% , 5/15/2047 90,000 73,336
28,684,905
Consumer, Non-cyclical – 4.2%
Abbott Laboratories
3.75%, 11/30/2026 120,000 119,793
1.15%, 1/30/2028 123,000 114,961
6.00%, 4/01/2039 25,000 27,276
4.90%, 11/30/2046 454,000 424,364
AbbVie, Inc.
3.20%, 5/14/2026 175,000 173,166
2.95%, 11/21/2026 500,000 491,479
4.25%, 11/14/2028 100,000 100,508
3.20%, 11/21/2029 145,000 138,186
4.95%, 3/15/2031 610,000 624,376
5.20%, 3/15/2035 200,000 202,667
4.50%, 5/14/2035 100,000 95,800
4.30%, 5/14/2036 567,000 527,553
5.35%, 3/15/2044 45,000 43,576
4.75%, 3/15/2045 125,000 111,577
4.70%, 5/14/2045 269,000 237,856
4.25%, 11/21/2049 806,000 654,236
5.60%, 3/15/2055 250,000 247,529

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Adventist Health System/West
,
3.63% , 3/01/2049 92,000 61,712
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 49,254
Series 2020, 2.21%, 6/15/2030 18,000 16,171
Aetna, Inc.
6.63%, 6/15/2036 245,000 260,369
4.75%, 3/15/2044 35,000 29,121
Agilent Technologies, Inc.
2.75%, 9/15/2029 100,000 92,714
2.30%, 3/12/2031 47,000 41,026
Ahold Finance USA LLC
,
6.88% , 5/01/2029 25,000 27,176
AHS Hospital Corp.
5.02%, 7/01/2045 85,000 78,857
Series 2021, 2.78%, 7/01/2051 280,000 170,303
Allina Health System
,
Series 2021 , 2.90% , 11/15/2051 100,000 61,232
Altria Group, Inc.
2.63%, 9/16/2026 31,000 30,234
3.40%, 5/06/2030 450,000 423,274
2.45%, 2/04/2032 120,000 101,736
3.40%, 2/04/2041 215,000 154,730
4.25%, 8/09/2042 270,000 213,615
4.50%, 5/02/2043 40,000 32,392
5.95%, 2/14/2049 180,000 174,458
4.45%, 5/06/2050 172,000 131,016
Amgen, Inc.
2.60%, 8/19/2026 127,000 124,401
5.15%, 3/02/2028 240,000 245,245
3.00%, 2/22/2029 180,000 171,156
4.05%, 8/18/2029 250,000 245,850
5.25%, 3/02/2030 197,000 202,551
2.00%, 1/15/2032 250,000 209,722
3.35%, 2/22/2032 135,000 123,339
4.20%, 3/01/2033 286,000 270,888
5.60%, 3/02/2043 612,000 595,868
4.40%, 5/01/2045 75,000 62,547
4.56%, 6/15/2048 137,000 113,492
4.66%, 6/15/2051 68,000 56,716
4.20%, 2/22/2052 90,000 69,335
5.65%, 3/02/2053 384,000 368,071
2.77%, 9/01/2053 215,000 123,979
5.75%, 3/02/2063 115,000 109,566
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/01/2036 365,000 352,999
4.90%, 2/01/2046 586,000 533,716
Anheuser-Busch InBev Finance, Inc.
,
4.63% , 2/01/2044 100,000 88,971
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/2031 75,000 76,929
4.38%, 4/15/2038 1,200,000 1,096,548
8.20%, 1/15/2039 25,000 31,739
5.45%, 1/23/2039 25,000 25,310
8.00%, 11/15/2039 25,000 31,239
4.95%, 1/15/2042 25,000 23,262
5.80%, 1/23/2059 200,000 202,416

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Ascension Health
Series B, 2.53%, 11/15/2029 45,000 41,533
3.95%, 11/15/2046 66,000 52,348
4.85%, 11/15/2053 25,000 22,258
AstraZeneca Finance LLC
1.20%, 5/28/2026 75,000 72,694
4.80%, 2/26/2027 250,000 253,260
4.88%, 3/03/2028 175,000 178,962
1.75%, 5/28/2028 160,000 149,234
4.85%, 2/26/2029 400,000 408,591
AstraZeneca PLC
3.13%, 6/12/2027 118,000 115,857
6.45%, 9/15/2037 145,000 161,790
4.00%, 9/18/2042 50,000 41,808
4.38%, 11/16/2045 75,000 64,586
Avery Dennison Corp.
,
4.88% , 12/06/2028 130,000 131,062
Baptist Healthcare System Obligated Group
,
Series 20B , 3.54% , 8/15/2050 117,000 80,334
BAT Capital Corp.
3.22%, 9/06/2026 40,000 39,339
4.70%, 4/02/2027 231,000 231,971
3.56%, 8/15/2027 14,000 13,742
2.26%, 3/25/2028 25,000 23,508
2.73%, 3/25/2031 350,000 310,826
4.39%, 8/15/2037 270,000 237,040
4.54%, 8/15/2047 80,000 62,849
4.76%, 9/06/2049 65,000 51,964
5.28%, 4/02/2050 50,000 42,820
5.65%, 3/16/2052 200,000 180,114
7.08%, 8/02/2053 40,000 43,211
BAT International Finance PLC
,
5.93% , 2/02/2029 270,000 282,470
Baxter International, Inc.
1.92%, 2/01/2027 365,000 349,221
2.27%, 12/01/2028 30,000 27,669
2.54%, 2/01/2032 125,000 106,744
3.13%, 12/01/2051 45,000 27,598
Baylor Scott & White Holdings
,
Series 2021 , 2.84% , 11/15/2050 50,000 31,198
Becton, Dickinson & Co.
3.70%, 6/06/2027 135,000 133,440
4.69%, 2/13/2028 443,000 446,024
2.82%, 5/20/2030 120,000 109,867
1.96%, 2/11/2031 120,000 102,820
4.67%, 6/06/2047 85,000 72,194
3.79%, 5/20/2050 28,000 20,650
Biogen, Inc.
2.25%, 5/01/2030 75,000 66,684
5.20%, 9/15/2045 45,000 39,580
3.15%, 5/01/2050 183,000 111,385
BIO-RAD Laboratories, Inc.
3.30%, 3/15/2027 15,000 14,619
3.70%, 3/15/2032 100,000 90,269
Bon Secours Mercy Health, Inc.
3.46%, 6/01/2030 120,000 114,750
Series 20-2, 2.10%, 6/01/2031 120,000 104,746
Series 20-2, 3.21%, 6/01/2050 25,000 16,734

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Boston Scientific Corp.
2.65%, 6/01/2030 25,000 22,976
4.70%, 3/01/2049 80,000 70,443
Bristol-Myers Squibb Co.
3.20%, 6/15/2026 200,000 198,240
1.13%, 11/13/2027 150,000 139,885
3.90%, 2/20/2028 100,000 99,739
4.90%, 2/22/2029 100,000 102,429
5.10%, 2/22/2031 200,000 206,174
2.35%, 11/13/2040 20,000 13,523
3.55%, 3/15/2042 510,000 396,476
4.35%, 11/15/2047 100,000 82,150
4.55%, 2/20/2048 28,000 23,755
4.25%, 10/26/2049 365,000 291,745
2.55%, 11/13/2050 125,000 71,712
3.70%, 3/15/2052 245,000 176,101
3.90%, 3/15/2062 110,000 77,554
5.65%, 2/22/2064 307,000 295,100
Brown University, in Providence in the State of Rhode Island & Providence Plantations
,
Series A , 2.92% ,
9/01/2050 130,000 85,340
Bunge Ltd. Finance Corp.
,
3.75% , 9/25/2027 109,000 107,465
California Institute of Technology
,
4.70% , 11/01/2111 35,000 28,218
Cardinal Health, Inc.
5.35%, 11/15/2034 200,000 200,757
4.60%, 3/15/2043 25,000 20,953
4.50%, 11/15/2044 120,000 98,817
4.90%, 9/15/2045 90,000 77,789
Cencora, Inc.
3.45%, 12/15/2027 150,000 146,728
2.80%, 5/15/2030 75,000 69,085
4.30%, 12/15/2047 50,000 39,806
Centene Corp.
2.45%, 7/15/2028 120,000 110,353
4.63%, 12/15/2029 250,000 241,075
3.00%, 10/15/2030 120,000 105,332
2.63%, 8/01/2031 365,000 308,408
Children's Hospital
,
Series 2020 , 2.93% , 7/15/2050 50,000 31,261
Coca-Cola Femsa SAB de CV
,
2.75% , 1/22/2030 50,000 46,240
Colgate-Palmolive Co.
3.10%, 8/15/2027 250,000 246,256
3.70%, 8/01/2047 125,000 96,833
CommonSpirit Health
3.35%, 10/01/2029 60,000 56,809
2.78%, 10/01/2030 227,000 205,116
3.91%, 10/01/2050 95,000 68,273
Community Health Network, Inc.
,
Series 20-A , 3.10% , 5/01/2050 65,000 40,840
ConAgra Brands, Inc.
5.30%, 10/01/2026 50,000 50,430
5.40%, 11/01/2048 125,000 110,857
Constellation Brands, Inc.
4.65%, 11/15/2028 50,000 50,130
3.15%, 8/01/2029 25,000 23,521
2.25%, 8/01/2031 150,000 128,136
4.50%, 5/09/2047 220,000 178,565
5.25%, 11/15/2048 180,000 160,693

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Corewell Health Obligated Group
,
Series 19A , 3.49% , 7/15/2049 50,000 35,742
Cottage Health Obligated Group
,
Series 2020 , 3.30% , 11/01/2049 25,000 17,173
CVS Health Corp.
2.88%, 6/01/2026 72,000 70,678
3.00%, 8/15/2026 60,000 58,827
4.30%, 3/25/2028 65,000 64,537
3.25%, 8/15/2029 307,000 289,383
5.13%, 2/21/2030 50,000 50,550
3.75%, 4/01/2030 15,000 14,264
5.25%, 1/30/2031 204,000 206,958
1.88%, 2/28/2031 70,000 58,978
2.13%, 9/15/2031 550,000 462,931
5.30%, 6/01/2033 810,000 804,340
4.13%, 4/01/2040 9,000 7,301
6.00%, 6/01/2044 500,000 483,486
5.13%, 7/20/2045 353,000 305,618
5.05%, 3/25/2048 125,000 106,274
5.63%, 2/21/2053 100,000 90,783
5.88%, 6/01/2053 25,000 23,442
Danaher Corp.
,
2.80% , 12/10/2051 95,000 58,131
DENTSPLY SIRONA, Inc.
,
3.25% , 6/01/2030 50,000 44,638
DH Europe Finance II Sarl
,
3.25% , 11/15/2039 129,000 101,714
Diageo Capital PLC
5.38%, 10/05/2026 200,000 203,046
5.63%, 10/05/2033 200,000 207,754
Dignity Health
4.50%, 11/01/2042 125,000 103,730
5.27%, 11/01/2064 70,000 60,550
Duke University
,
Series 2020 , 2.83% , 10/01/2055 225,000 139,182
Elevance Health, Inc.
4.10%, 3/01/2028 208,000 206,707
2.55%, 3/15/2031 70,000 62,352
5.50%, 10/15/2032 100,000 103,306
4.75%, 2/15/2033 550,000 540,912
4.65%, 8/15/2044 89,000 76,696
4.38%, 12/01/2047 428,000 345,936
4.55%, 3/01/2048 388,000 319,870
5.85%, 11/01/2064 100,000 95,996
Eli Lilly & Co.
4.50%, 2/09/2027 200,000 201,993
3.38%, 3/15/2029 165,000 161,060
4.70%, 2/09/2034 550,000 545,224
4.60%, 8/14/2034 100,000 98,587
5.10%, 2/12/2035 500,000 510,326
5.00%, 2/09/2054 100,000 92,773
2.50%, 9/15/2060 40,000 21,823
5.10%, 2/09/2064 200,000 184,099
Emory University
,
Series 2020 , 2.14% , 9/01/2030 115,000 102,481
Equifax, Inc.
5.10%, 6/01/2028 434,000 441,073
2.35%, 9/15/2031 100,000 86,299
Flowers Foods, Inc.
2.40%, 3/15/2031 65,000 55,742
6.20%, 3/15/2055 200,000 198,214

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Fomento Economico Mexicano SAB de CV
,
3.50% , 1/16/2050 140,000 100,390
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027 250,000 257,116
5.86%, 3/15/2030 245,000 256,722
General Mills, Inc.
3.20%, 2/10/2027 25,000 24,536
4.20%, 4/17/2028 225,000 224,363
5.50%, 10/17/2028 18,000 18,612
4.88%, 1/30/2030 700,000 707,949
5.25%, 1/30/2035 280,000 279,859
Gilead Sciences, Inc.
2.95%, 3/01/2027 50,000 49,058
4.80%, 11/15/2029 100,000 101,767
1.65%, 10/01/2030 25,000 21,639
5.10%, 6/15/2035 111,000 111,383
2.60%, 10/01/2040 860,000 608,738
4.50%, 2/01/2045 35,000 30,074
2.80%, 10/01/2050 75,000 46,535
5.55%, 10/15/2053 80,000 77,833
5.50%, 11/15/2054 100,000 97,060
5.60%, 11/15/2064 100,000 96,434
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034 200,000 207,411
6.38%, 5/15/2038 143,000 157,506
Global Payments, Inc.
2.15%, 1/15/2027 30,000 28,751
4.95%, 8/15/2027 25,000 25,113
3.20%, 8/15/2029 128,000 119,224
5.40%, 8/15/2032
(a)
40,000 39,818
4.15%, 8/15/2049 165,000 117,676
GXO Logistics, Inc.
1.65%, 7/15/2026 292,000 279,804
2.65%, 7/15/2031 50,000 42,221
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/01/2041 45,000 30,711
Series 2020, 2.88%, 9/01/2050 25,000 15,546
Haleon US Capital LLC
,
3.38% , 3/24/2029 278,000 267,407
Hartford Healthcare Corp.
,
3.45% , 7/01/2054 75,000 52,714
HCA, Inc.
5.25%, 6/15/2026 299,000 299,837
4.50%, 2/15/2027 131,000 130,834
5.63%, 9/01/2028 101,000 103,468
5.88%, 2/01/2029 200,000 206,536
3.38%, 3/15/2029 350,000 333,525
4.13%, 6/15/2029 150,000 145,933
5.25%, 3/01/2030 200,000 203,094
3.63%, 3/15/2032 270,000 244,746
5.50%, 6/01/2033 255,000 256,349
4.38%, 3/15/2042 10,000 8,140
5.25%, 6/15/2049 485,000 420,605
4.63%, 3/15/2052 85,000 66,690
6.20%, 3/01/2055 200,000 196,296

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Hormel Foods Corp.
,
1.80% , 6/11/2030 40,000 35,354
Humana, Inc.
5.75%, 12/01/2028 50,000 51,774
3.70%, 3/23/2029 74,000 71,310
3.13%, 8/15/2029 115,000 107,421
2.15%, 2/03/2032 105,000 86,409
5.95%, 3/15/2034 140,000 143,662
4.63%, 12/01/2042 28,000 23,210
5.50%, 3/15/2053 56,000 49,556
5.75%, 4/15/2054 300,000 275,294
Illumina, Inc.
,
2.55% , 3/23/2031 150,000 128,992
Indiana University Health, Inc. Obligated Group
,
3.97% , 11/01/2048 237,000 186,540
Inova Health System Foundation
,
4.07% , 5/15/2052 25,000 19,800
Integris Baptist Medical Center, Inc.
,
Series A , 3.88% , 8/15/2050 25,000 18,112
JBS USA Holding Lux Sarl/ Jbs USA Food Co./ Jbs Lux Co. Sarl
6.75%, 3/15/2034 33,000 35,788
7.25%, 11/15/2053 300,000 333,714
JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 1/15/2027 25,000 24,134
5.50%, 1/15/2030 100,000 101,640
5.75%, 4/01/2033 73,000 74,483
4.38%, 2/02/2052 210,000 161,658
Johns Hopkins University
,
Series A , 2.81% , 1/01/2060 25,000 14,229
Johnson & Johnson
1.30%, 9/01/2030 305,000 264,802
4.85%, 3/01/2032 325,000 333,285
4.38%, 12/05/2033 50,000 49,632
5.00%, 3/01/2035 500,000 510,410
3.63%, 3/03/2037 135,000 119,981
3.40%, 1/15/2038 275,000 235,325
3.70%, 3/01/2046 257,000 206,973
3.50%, 1/15/2048 85,000 64,631
Kaiser Foundation Hospitals
3.15%, 5/01/2027 70,000 68,757
4.15%, 5/01/2047 240,000 193,834
Series 2021, 3.00%, 6/01/2051 180,000 114,649
Kellanova
4.30%, 5/15/2028 77,000 77,183
2.10%, 6/01/2030 25,000 22,265
5.25%, 3/01/2033 60,000 60,949
4.50%, 4/01/2046 30,000 25,555
Kenvue, Inc.
5.05%, 3/22/2028 120,000 123,471
5.00%, 3/22/2030 230,000 237,235
4.90%, 3/22/2033 315,000 318,908
5.10%, 3/22/2043 95,000 90,678
Keurig Dr. Pepper, Inc.
2.55%, 9/15/2026 185,000 180,626
4.60%, 5/25/2028 50,000 50,243
3.95%, 4/15/2029 235,000 229,760
5.30%, 3/15/2034
(a)
215,000 218,503
4.50%, 11/15/2045 47,000 38,932
4.50%, 4/15/2052 120,000 97,712

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Kimberly-Clark Corp.
1.05%, 9/15/2027 45,000 41,983
3.90%, 5/04/2047 95,000 74,037
Kraft Heinz Foods Co.
3.00%, 6/01/2026 125,000 123,079
3.88%, 5/15/2027 110,000 108,878
4.25%, 3/01/2031 146,000 142,362
6.88%, 1/26/2039 155,000 171,558
5.00%, 6/04/2042 65,000 58,589
5.20%, 7/15/2045 350,000 317,150
4.38%, 6/01/2046 194,000 156,945
4.88%, 10/01/2049 85,000 72,620
Laboratory Corp. of America Holdings
1.55%, 6/01/2026 110,000 106,638
2.95%, 12/01/2029 50,000 46,540
4.70%, 2/01/2045 70,000 59,455
Mass General Brigham, Inc.
,
Series 2020 , 3.19% , 7/01/2049 140,000 95,302
Massachusetts Institute of Technology
3.96%, 7/01/2038 25,000 22,715
3.07%, 4/01/2052 400,000 266,393
Mayo Clinic
,
Series 2016 , 4.13% , 11/15/2052 270,000 215,833
McCormick & Co., Inc.
,
1.85% , 2/15/2031 15,000 12,760
McKesson Corp.
1.30%, 8/15/2026 70,000 67,475
4.90%, 7/15/2028 40,000 40,875
5.10%, 7/15/2033 10,000 10,182
Mead Johnson Nutrition Co.
,
5.90% , 11/01/2039 20,000 20,925
Medtronic, Inc.
4.38%, 3/15/2035 350,000 335,400
4.63%, 3/15/2045 90,000 79,781
Memorial Health Services
,
3.45% , 11/01/2049 50,000 34,904
Memorial Sloan-Kettering Cancer Center
4.13%, 7/01/2052 5,000 3,983
Series 2015, 4.20%, 7/01/2055 50,000 40,275
Merck & Co., Inc.
1.70%, 6/10/2027 30,000 28,674
4.05%, 5/17/2028 40,000 40,178
1.90%, 12/10/2028 30,000 27,891
3.40%, 3/07/2029 50,000 48,681
4.30%, 5/17/2030 75,000 75,297
1.45%, 6/24/2030 149,000 129,443
4.50%, 5/17/2033
(a)
75,000 74,327
3.90%, 3/07/2039 120,000 103,997
4.15%, 5/18/2043 265,000 223,688
4.90%, 5/17/2044 18,000 16,674
3.70%, 2/10/2045 43,000 33,482
2.45%, 6/24/2050 175,000 100,667
2.75%, 12/10/2051 120,000 73,046
5.00%, 5/17/2053 161,000 146,328
2.90%, 12/10/2061 345,000 198,364
Molson Coors Beverage Co.
3.00%, 7/15/2026 175,000 172,095
5.00%, 5/01/2042 105,000 95,266

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Mondelez International, Inc.
2.63%, 3/17/2027 345,000 334,451
2.75%, 4/13/2030 50,000 46,042
Montefiore Obligated Group
Series 18-C, 5.25%, 11/01/2048 355,000 287,810
4.29%, 9/01/2050 100,000 68,387
Moody's Corp.
3.25%, 1/15/2028 150,000 146,528
4.88%, 12/17/2048 75,000 65,147
MultiCare Health System
,
2.80% , 8/15/2050 50,000 29,472
Mylan, Inc.
,
4.55% , 4/15/2028 60,000 58,676
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 18,935
3.81%, 11/01/2049 50,000 35,999
Northwestern University
4.64%, 12/01/2044 65,000 60,220
Series 2017, 3.66%, 12/01/2057 200,000 144,608
Novant Health, Inc.
,
2.64% , 11/01/2036 92,000 71,975
Novartis Capital Corp.
2.00%, 2/14/2027 55,000 53,210
3.10%, 5/17/2027 170,000 167,490
2.20%, 8/14/2030 190,000 171,802
3.70%, 9/21/2042 10,000 8,067
4.40%, 5/06/2044 170,000 149,635
NY Society For Relief of Ruptured & Crippled Maintaining Hospital for Special Surgery
,
Series 2020 , 2.67% ,
10/01/2050 180,000 107,827
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 68,701
Series 2020, 3.38%, 7/01/2055
(a)
100,000 66,952
Ochsner LSU Health System of North Louisiana
,
Series 2021 , 2.51% , 5/15/2031 100,000 80,664
OhioHealth Corp.
2.83%, 11/15/2041 50,000 35,712
Series 2020, 3.04%, 11/15/2050 30,000 19,794
Orlando Health Obligated Group
,
4.09% , 10/01/2048 175,000 139,545
PayPal Holdings, Inc.
2.65%, 10/01/2026 55,000 53,987
2.85%, 10/01/2029 100,000 93,936
4.40%, 6/01/2032 59,000 57,563
5.50%, 6/01/2054 250,000 236,446
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/2048 85,000 70,269
Series 2020, 3.22%, 11/15/2050 12,000 7,375
PepsiCo, Inc.
2.38%, 10/06/2026 16,000 15,653
5.13%, 11/10/2026 50,000 50,786
4.40%, 2/07/2027 400,000 403,541
2.63%, 3/19/2027 40,000 39,089
3.00%, 10/15/2027 125,000 122,106
3.60%, 2/18/2028 70,000 69,466
7.00%, 3/01/2029 113,000 124,651
1.40%, 2/25/2031 68,000 57,913
5.00%, 2/07/2035 200,000 202,002
3.50%, 3/19/2040 20,000 16,297
3.60%, 8/13/2042 25,000 19,759

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
PepsiCo, Inc. (continued)
3.45%, 10/06/2046 50,000 37,117
4.20%, 7/18/2052 45,000 36,570
5.25%, 7/17/2054 590,000 569,842
Pfizer Investment Enterprises Pte Ltd.
4.75%, 5/19/2033 85,000 83,885
5.11%, 5/19/2043 50,000 46,829
5.30%, 5/19/2053 930,000 860,782
5.34%, 5/19/2063 70,000 63,645
Pfizer, Inc.
3.60%, 9/15/2028 130,000 128,458
3.45%, 3/15/2029 25,000 24,380
2.63%, 4/01/2030 50,000 46,107
1.70%, 5/28/2030 70,000 61,519
4.00%, 12/15/2036 244,000 220,637
4.10%, 9/15/2038 500,000 440,494
2.55%, 5/28/2040 125,000 87,396
5.60%, 9/15/2040 200,000 200,182
Pharmacia LLC
,
6.60% , 12/01/2028 50,000 53,793
Philip Morris International, Inc.
0.88%, 5/01/2026 104,000 100,616
5.13%, 11/17/2027 140,000 142,978
4.88%, 2/15/2028 465,000 473,295
3.13%, 3/02/2028 40,000 38,878
3.38%, 8/15/2029 140,000 134,432
2.10%, 5/01/2030 100,000 89,239
5.38%, 2/15/2033 750,000 767,840
4.38%, 11/15/2041 140,000 119,474
3.88%, 8/21/2042 101,000 80,171
4.13%, 3/04/2043 90,000 73,673
4.88%, 11/15/2043 100,000 89,672
Piedmont Healthcare, Inc.
,
Series 2032 , 2.04% , 1/01/2032 50,000 41,569
Pilgrim's Pride Corp.
4.25%, 4/15/2031 45,000 42,575
3.50%, 3/01/2032 310,000 275,287
Providence St. Joseph Health Obligated Group
Series H, 2.75%, 10/01/2026 80,000 78,234
Series 19A, 2.53%, 10/01/2029 110,000 100,689
Series I, 3.74%, 10/01/2047 103,000 75,522
Series A, 3.93%, 10/01/2048 25,000 18,516
Quest Diagnostics, Inc.
3.45%, 6/01/2026 65,000 64,419
4.20%, 6/30/2029 18,000 17,827
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 115,000 98,221
2.80%, 9/15/2050 135,000 77,228
RELX Capital, Inc.
,
4.00% , 3/18/2029 145,000 143,358
Revvity, Inc.
3.30%, 9/15/2029 50,000 47,102
2.55%, 3/15/2031 215,000 185,797
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 24,614
5.85%, 8/15/2045 235,000 220,208

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Royalty Pharma PLC
2.20%, 9/02/2030 40,000 34,725
3.30%, 9/02/2040 400,000 293,015
3.55%, 9/02/2050 70,000 45,861
S&P Global, Inc.
2.45%, 3/01/2027 566,000 550,160
2.70%, 3/01/2029 180,000 169,907
4.25%, 5/01/2029 120,000 119,641
2.50%, 12/01/2029 195,000 180,515
1.25%, 8/15/2030 10,000 8,531
2.90%, 3/01/2032 50,000 44,752
3.90%, 3/01/2062 60,000 44,206
Seattle Children's Hospital
,
Series 2021 , 2.72% , 10/01/2050 25,000 15,192
Sharp HealthCare
,
Series 20B , 2.68% , 8/01/2050 45,000 27,156
Shire Acquisitions Investments Ireland DAC
,
3.20% , 9/23/2026 5,000 4,925
Smith & Nephew PLC
,
2.03% , 10/14/2030 45,000 39,031
Solventum Corp.
,
6.00% , 5/15/2064 102,000 97,784
Stanford Health Care
,
Series 2018 , 3.80% , 11/15/2048 165,000 124,551
STERIS Irish FinCo UnLtd. Co.
2.70%, 3/15/2031 150,000 133,183
3.75%, 3/15/2051 30,000 20,884
Stryker Corp.
4.38%, 5/15/2044 185,000 156,638
4.63%, 3/15/2046 55,000 47,879
Sutter Health
Series 2018, 4.09%, 8/15/2048 190,000 149,433
Series 20A, 3.36%, 8/15/2050 85,000 58,086
SYSCO Corp.
5.75%, 1/17/2029 50,000 52,027
5.95%, 4/01/2030 52,000 54,734
6.00%, 1/17/2034 50,000 53,063
4.85%, 10/01/2045 205,000 176,200
3.30%, 2/15/2050 20,000 13,065
6.60%, 4/01/2050 20,000 21,172
3.15%, 12/14/2051 100,000 62,334
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028 205,000 208,749
3.03%, 7/09/2040 465,000 342,045
The California Endowment
,
Series 2021 , 2.50% , 4/01/2051 100,000 58,715
The Campbell's Comapny
5.20%, 3/21/2029 400,000 408,795
5.40%, 3/21/2034 150,000 151,081
The Cigna Group
4.38%, 10/15/2028 25,000 24,947
2.40%, 3/15/2030 131,000 118,570
2.38%, 3/15/2031 122,000 107,181
5.40%, 3/15/2033 250,000 255,797
5.25%, 2/15/2034 250,000 252,022
3.88%, 10/15/2047 150,000 110,299
3.40%, 3/15/2050 120,000 79,737
3.40%, 3/15/2051 25,000 16,510
5.60%, 2/15/2054 400,000 376,631

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
The City of Hope
,
Series 2013 , 5.62% , 11/15/2043 135,000 129,508
The Clorox Company
3.10%, 10/01/2027 135,000 131,583
1.80%, 5/15/2030 80,000 70,037
4.60%, 5/01/2032 75,000 74,116
The Coca-Cola Company
1.45%, 6/01/2027 128,000 121,806
1.65%, 6/01/2030 200,000 176,618
2.00%, 3/05/2031 40,000 35,340
1.38%, 3/15/2031 290,000 247,075
4.65%, 8/14/2034 500,000 499,169
2.50%, 6/01/2040 220,000 158,523
2.60%, 6/01/2050 343,000 209,542
3.00%, 3/05/2051 30,000 19,854
2.50%, 3/15/2051 135,000 79,909
The Estee Lauder Companies, Inc.
4.38%, 6/15/2045 100,000 79,411
3.13%, 12/01/2049 60,000 37,331
5.15%, 5/15/2053 74,000 67,459
The George Washington University
,
Series 2014 , 4.30% , 9/15/2044 20,000 16,884
The Georgetown University
,
Series 20A , 2.94% , 4/01/2050 100,000 64,897
The Hershey Company
4.55%, 2/24/2028 200,000 203,534
4.75%, 2/24/2030 200,000 204,588
5.10%, 2/24/2035 100,000 100,928
The J.M. Smucker Company
5.90%, 11/15/2028 85,000 89,203
2.38%, 3/15/2030 88,000 79,494
6.50%, 11/15/2043 15,000 15,910
The Kroger Company
2.65%, 10/15/2026 25,000 24,390
3.70%, 8/01/2027 124,000 122,487
1.70%, 1/15/2031 175,000 148,332
3.95%, 1/15/2050 175,000 129,853
5.50%, 9/15/2054 400,000 373,620
The Leland Stanford Junior University
3.65%, 5/01/2048 50,000 38,307
2.41%, 6/01/2050 50,000 29,349
The Mount Sinai Hospital
Series 2017, 3.98%, 7/01/2048 30,000 21,750
Series 2019, 3.74%, 7/01/2049 185,000 121,435
The New York & Presbyterian Hospital
4.02%, 8/01/2045 10,000 8,100
Series 2019, 3.95%, 8/01/2119 110,000 74,847
The Procter & Gamble Company
2.80%, 3/25/2027 241,000 236,279
2.85%, 8/11/2027 150,000 146,692
3.00%, 3/25/2030 285,000 272,086
1.20%, 10/29/2030 438,000 375,620
1.95%, 4/23/2031 150,000 132,715
3.50%, 10/25/2047 150,000 113,909

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
The Rockefeller Foundation
,
Series 2020 , 2.49% , 10/01/2050 50,000 29,507
The Toledo Hospital
,
5.75% , 11/15/2038 200,000 198,684
The Trustees of Princeton University
,
Series 2020 , 2.52% , 7/01/2050 285,000 174,529
The University of Chicago
Series 20B, 2.76%, 4/01/2045 50,000 37,984
4.00%, 10/01/2053 50,000 38,997
The Washington University
Series 2022, 3.52%, 4/15/2054 125,000 89,596
4.35%, 4/15/2122 25,000 18,865
Thermo Fisher Scientific, Inc.
4.95%, 8/10/2026 45,000 45,374
4.80%, 11/21/2027 100,000 101,608
1.75%, 10/15/2028 125,000 115,251
4.98%, 8/10/2030 95,000 97,466
4.95%, 11/21/2032 176,000 178,223
5.09%, 8/10/2033 20,000 20,226
5.40%, 8/10/2043 95,000 93,313
4.10%, 8/15/2047 150,000 120,209
Thomas Jefferson University
,
3.85% , 11/01/2057 100,000 69,877
Trinity Health Corp.
Series 2021, 2.63%, 12/01/2040 45,000 31,833
4.13%, 12/01/2045 45,000 37,069
Tyson Foods, Inc.
3.55%, 6/02/2027 275,000 270,619
4.35%, 3/01/2029 123,000 121,948
4.88%, 8/15/2034 10,000 9,638
5.15%, 8/15/2044 34,000 30,443
5.10%, 9/28/2048 105,000 92,771
Unilever Capital Corp.
2.00%, 7/28/2026 100,000 97,690
2.90%, 5/05/2027 160,000 156,718
4.88%, 9/08/2028 100,000 102,722
2.13%, 9/06/2029 215,000 198,109
5.00%, 12/08/2033 100,000 102,171
Series 30Y, 2.63%, 8/12/2051 65,000 39,396
UnitedHealth Group, Inc.
3.45%, 1/15/2027 60,000 59,492
2.95%, 10/15/2027 363,000 353,570
3.85%, 6/15/2028 125,000 123,994
3.88%, 12/15/2028 285,000 281,668
4.25%, 1/15/2029 60,000 59,998
4.00%, 5/15/2029 110,000 108,755
2.88%, 8/15/2029 286,000 270,446
2.30%, 5/15/2031 60,000 52,773
4.63%, 7/15/2035 147,000 141,553
6.88%, 2/15/2038 72,000 81,648
3.50%, 8/15/2039 433,000 347,080
5.95%, 2/15/2041 30,000 30,666
3.05%, 5/15/2041 10,000 7,243
4.75%, 7/15/2045 300,000 262,686
3.75%, 10/15/2047 185,000 136,556
4.25%, 6/15/2048 38,000 30,326
3.70%, 8/15/2049 50,000 36,031
3.25%, 5/15/2051 75,000 49,372
4.75%, 5/15/2052 185,000 156,028

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Consumer, Non-cyclical – 4.2% (continued)
UnitedHealth Group, Inc. (continued)
5.88%, 2/15/2053 60,000 59,454
5.05%, 4/15/2053 315,000 278,778
5.38%, 4/15/2054 500,000 463,799
4.95%, 5/15/2062 53,000 44,792
6.05%, 2/15/2063 115,000 115,645
5.20%, 4/15/2063 494,000 435,603
5.50%, 4/15/2064 50,000 46,309
Universal Health Services, Inc.
1.65%, 9/01/2026 133,000 127,504
2.65%, 1/15/2032 215,000 177,770
University of Notre Dame du Lac
,
Series 2015 , 3.44% , 2/15/2045 30,000 22,741
University of Southern California
,
Series 2017 , 3.84% , 10/01/2047 75,000 59,121
Utah Acquisition Sub, Inc.
,
5.25% , 6/15/2046 140,000 106,220
Verisk Analytics, Inc.
5.50%, 6/15/2045 50,000 47,875
3.63%, 5/15/2050 45,000 31,484
Viatris, Inc.
3.85%, 6/22/2040 187,000 131,356
4.00%, 6/22/2050 230,000 144,858
William Marsh Rice University
,
3.57% , 5/15/2045 215,000 170,088
Willis-Knighton Medical Center
,
Series 2021 , 3.07% , 3/01/2051 120,000 71,980
Wyeth LLC
6.50%, 2/01/2034 25,000 27,570
5.95%, 4/01/2037 225,000 237,030
Yale University
,
Series 2020 , 2.40% , 4/15/2050 50,000 29,402
Yale-New Haven Health Services Corp.
,
Series 2020 , 2.50% , 7/01/2050 150,000 86,530
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031 400,000 349,998
5.75%, 11/30/2039 35,000 35,165
Zoetis, Inc.
3.00%, 9/12/2027 150,000 145,908
4.70%, 2/01/2043 100,000 89,937
3.95%, 9/12/2047 60,000 46,828
4.45%, 8/20/2048 25,000 21,073
78,715,531
Energy – 1.7%
Apa Corp.
4.25%, 1/15/2030
(b)
44,000 41,101
5.10%, 9/01/2040
(b)
27,000 22,064
5.35%, 7/01/2049
(b)
76,000 57,637
Baker Hughes Holdings LLC
,
5.13% , 9/15/2040 34,000 32,051
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
3.34%, 12/15/2027 250,000 244,907
3.14%, 11/07/2029 104,000 98,276
4.08%, 12/15/2047 75,000 56,221
Boardwalk Pipelines LP
,
5.95% , 6/01/2026 145,000 146,604
BP Capital Markets America, Inc.
3.12%, 5/04/2026 89,000 87,914
3.02%, 1/16/2027 115,000 112,697
3.59%, 4/14/2027 165,000 163,087
3.94%, 9/21/2028 120,000 118,637
4.97%, 10/17/2029 250,000 255,450
1.75%, 8/10/2030 366,000 318,081

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Energy – 1.7% (continued)
BP Capital Markets America, Inc. (continued)
2.72%, 1/12/2032 250,000 219,747
4.81%, 2/13/2033 79,000 77,509
5.23%, 11/17/2034 200,000 200,060
3.06%, 6/17/2041 180,000 129,596
2.77%, 11/10/2050 75,000 44,857
2.94%, 6/04/2051 104,000 63,928
3.00%, 3/17/2052 75,000 46,086
3.38%, 2/08/2061 200,000 125,406
BP Capital Markets PLC
,
3.28% , 9/19/2027 230,000 225,047
Canadian Natural Resources Ltd.
3.85%, 6/01/2027 50,000 49,339
2.95%, 7/15/2030 186,000 168,608
7.20%, 1/15/2032 15,000 16,340
Cenovus Energy, Inc.
5.25%, 6/15/2037 27,000 25,448
6.75%, 11/15/2039 2,000 2,104
3.75%, 2/15/2052 145,000 94,488
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027 101,000 102,124
2.74%, 12/31/2039 50,000 39,301
Cheniere Energy Partners LP
3.25%, 1/31/2032 117,000 102,563
5.95%, 6/30/2033 325,000 332,172
Chevron Corp.
2.00%, 5/11/2027 275,000 264,602
2.24%, 5/11/2030 40,000 36,208
3.08%, 5/11/2050 175,000 115,489
Chevron USA, Inc.
,
3.25% , 10/15/2029 165,000 158,519
ConocoPhillips Co.
3.76%, 3/15/2042 250,000 194,442
5.55%, 3/15/2054 178,000 166,386
4.03%, 3/15/2062 281,000 196,393
5.70%, 9/15/2063 175,000 163,173
Coterra Energy, Inc.
,
3.90% , 5/15/2027 138,000 135,996
DCP Midstream Operating LP
5.63%, 7/15/2027 120,000 122,141
5.60%, 4/01/2044 56,000 49,669
Devon Energy Corp.
5.25%, 10/15/2027 40,000 40,070
4.50%, 1/15/2030 254,000 248,177
5.60%, 7/15/2041 145,000 127,846
4.75%, 5/15/2042 75,000 59,443
5.75%, 9/15/2054 200,000 171,063
Diamondback Energy, Inc.
3.25%, 12/01/2026 123,000 120,895
3.50%, 12/01/2029 71,000 67,433
6.25%, 3/15/2033 47,000 49,099
5.40%, 4/18/2034 300,000 293,266
4.40%, 3/24/2051 100,000 75,333
4.25%, 3/15/2052 65,000 47,540
5.90%, 4/18/2064 200,000 178,148

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Energy – 1.7% (continued)
Eastern Gas Transmission & Storage, Inc.
,
4.80% , 11/01/2043 40,000 34,626
Enbridge, Inc.
1.60%, 10/04/2026 160,000 153,703
4.25%, 12/01/2026 268,000 267,008
5.25%, 4/05/2027 300,000 304,546
5.70%, 3/08/2033 500,000 510,218
5.50%, 12/01/2046 5,000 4,641
4.00%, 11/15/2049 200,000 147,405
Energy Transfer LP
3.90%, 7/15/2026 85,000 84,180
6.05%, 12/01/2026 30,000 30,597
4.20%, 4/15/2027 120,000 119,118
5.50%, 6/01/2027 223,000 226,608
4.95%, 6/15/2028 25,000 25,218
6.10%, 12/01/2028 10,000 10,456
6.40%, 12/01/2030 20,000 21,276
6.55%, 12/01/2033 60,000 63,184
5.55%, 5/15/2034 100,000 98,452
5.60%, 9/01/2034 100,000 98,704
4.90%, 3/15/2035 98,000 91,393
Series 20Y, 5.80%, 6/15/2038 95,000 92,502
6.50%, 2/01/2042 785,000 779,461
5.95%, 10/01/2043 25,000 23,315
5.30%, 4/01/2044 100,000 86,241
5.35%, 5/15/2045 59,000 51,046
5.40%, 10/01/2047 105,000 90,197
6.25%, 4/15/2049 165,000 156,552
5.00%, 5/15/2050 125,000 100,203
6.20%, 4/01/2055 200,000 187,475
ENI USA, Inc.
,
7.30% , 11/15/2027 10,000 10,641
Enterprise Products Operating LLC
3.95%, 2/15/2027 170,000 169,295
4.15%, 10/16/2028 70,000 69,715
2.80%, 1/31/2030 50,000 46,611
5.95%, 2/01/2041 124,000 125,552
4.85%, 8/15/2042 225,000 200,563
4.45%, 2/15/2043 40,000 33,694
4.85%, 3/15/2044 30,000 26,563
5.10%, 2/15/2045 95,000 86,482
4.25%, 2/15/2048 250,000 197,803
4.80%, 2/01/2049 328,000 278,656
4.20%, 1/31/2050 50,000 38,606
3.70%, 1/31/2051 120,000 85,071
3.95%, 1/31/2060 107,000 75,343
EOG Resources, Inc.
4.95%, 4/15/2050 115,000 100,089
5.65%, 12/01/2054 200,000 190,173
EQT Corp.
3.90%, 10/01/2027 136,000 133,541
7.00%, 2/01/2030 286,000 305,090
Equinor ASA
5.10%, 8/17/2040 278,000 268,745
3.25%, 11/18/2049 180,000 121,088
3.70%, 4/06/2050 100,000 73,540

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Energy – 1.7% (continued)
Equities Corp.
,
5.00% , 1/15/2029 262,000 262,525
Exxon Mobil Corp.
2.28%, 8/16/2026 215,000 210,300
2.44%, 8/16/2029 189,000 177,700
3.48%, 3/19/2030 243,000 236,173
2.61%, 10/15/2030 94,000 86,334
4.23%, 3/19/2040 129,000 114,123
4.11%, 3/01/2046 75,000 60,867
3.10%, 8/16/2049 217,000 143,819
4.33%, 3/19/2050 180,000 147,379
3.45%, 4/15/2051 313,000 218,970
Halliburton Co.
2.92%, 3/01/2030 204,000 187,539
4.85%, 11/15/2035
(a)
261,000 245,371
7.45%, 9/15/2039 190,000 216,421
4.50%, 11/15/2041 25,000 20,661
4.75%, 8/01/2043 55,000 46,018
Helmerich & Payne, Inc.
,
4.85% , 12/01/2029
(a)(b)
200,000 189,312
Hess Corp.
4.30%, 4/01/2027 150,000 149,697
7.88%, 10/01/2029 300,000 338,291
7.30%, 8/15/2031 25,000 28,102
7.13%, 3/15/2033 20,000 22,419
HF Sinclair Corp.
,
5.00% , 2/01/2028 200,000 197,843
Kinder Morgan Energy Partners LP
7.75%, 3/15/2032 50,000 56,515
6.95%, 1/15/2038 274,000 297,128
6.38%, 3/01/2041 50,000 50,549
5.00%, 8/15/2042 35,000 30,261
5.00%, 3/01/2043 110,000 95,152
5.50%, 3/01/2044 200,000 182,351
5.40%, 9/01/2044 100,000 90,343
Kinder Morgan, Inc.
1.75%, 11/15/2026 175,000 168,233
4.80%, 2/01/2033 50,000 48,035
5.40%, 2/01/2034 250,000 247,238
5.55%, 6/01/2045 75,000 68,630
5.05%, 2/15/2046 25,000 21,336
3.25%, 8/01/2050 30,000 18,626
3.60%, 2/15/2051 220,000 146,000
5.45%, 8/01/2052 30,000 26,642
Marathon Petroleum Corp.
3.80%, 4/01/2028 88,000 86,456
6.50%, 3/01/2041 30,000 30,156
4.75%, 9/15/2044 50,000 40,161
4.50%, 4/01/2048 90,000 67,783
MPLX LP
4.13%, 3/01/2027 495,000 491,336
4.00%, 3/15/2028 150,000 147,981
2.65%, 8/15/2030 200,000 178,965
4.95%, 9/01/2032 115,000 111,669
5.00%, 3/01/2033 362,000 349,756
5.20%, 3/01/2047 50,000 42,677
5.20%, 12/01/2047 100,000 84,467
4.70%, 4/15/2048 20,000 15,675

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Energy – 1.7% (continued)
MPLX LP (continued)
5.50%, 2/15/2049 70,000 61,438
4.95%, 3/14/2052 100,000 80,378
5.65%, 3/01/2053 50,000 44,328
4.90%, 4/15/2058 55,000 42,777
NOV, Inc.
,
3.60% , 12/01/2029 95,000 89,578
Occidental Petroleum Corp.
8.50%, 7/15/2027 93,000 98,440
6.63%, 9/01/2030 110,000 113,955
6.13%, 1/01/2031 80,000 80,768
7.88%, 9/15/2031 342,000 372,982
6.20%, 3/15/2040 190,000 174,394
6.60%, 3/15/2046 90,000 85,004
ONEOK Partners LP
,
6.20% , 9/15/2043 15,000 14,475
ONEOK, Inc.
4.00%, 7/13/2027 25,000 24,695
5.65%, 11/01/2028 86,000 88,665
4.35%, 3/15/2029 25,000 24,604
5.80%, 11/01/2030 111,000 114,981
6.35%, 1/15/2031 100,000 105,746
5.15%, 10/15/2043 500,000 432,204
4.25%, 9/15/2046 50,000 36,715
4.20%, 10/03/2047 100,000 73,109
5.20%, 7/15/2048 75,000 63,205
3.95%, 3/01/2050 200,000 137,065
5.70%, 11/01/2054 200,000 177,548
5.85%, 11/01/2064 200,000 178,179
Ovintiv, Inc.
7.20%, 11/01/2031 50,000 52,817
6.25%, 7/15/2033 310,000 305,458
7.10%, 7/15/2053 35,000 34,003
Patterson-UTI Energy, Inc.
,
7.15% , 10/01/2033 10,000 9,846
Phillips 66 Co.
3.55%, 10/01/2026 20,000 19,745
4.95%, 12/01/2027 140,000 141,816
3.90%, 3/15/2028 375,000 369,847
4.68%, 2/15/2045 260,000 208,520
4.90%, 10/01/2046 10,000 8,244
3.30%, 3/15/2052 75,000 45,943
5.50%, 3/15/2055 100,000 87,326
Pioneer Natural Resources Co.
1.90%, 8/15/2030 100,000 87,797
2.15%, 1/15/2031 101,000 88,629
Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/2026 60,000 60,022
5.15%, 6/01/2042 40,000 34,030
4.90%, 2/15/2045 200,000 163,080
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 150,000 151,282
5.00%, 3/15/2027 325,000 327,314
4.20%, 3/15/2028 100,000 99,285
5.90%, 9/15/2037 140,000 142,716
Shell Finance US, Inc.
4.38%, 5/11/2045 160,000 133,944
4.00%, 5/10/2046 746,000 589,558

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Energy – 1.7% (continued)
Shell Finance US, Inc. (continued)
3.75%, 9/12/2046 35,000 26,480
Shell International Finance BV
3.88%, 11/13/2028 214,000 212,739
3.13%, 11/07/2049 110,000 72,131
3.00%, 11/26/2051 235,000 148,704
South Bow USA Infrastructure Holdings LLC
,
6.18% , 10/01/2054
(b)
250,000 231,556
Spectra Energy Partners LP
,
4.50% , 3/15/2045 145,000 114,899
Suncor Energy, Inc.
6.80%, 5/15/2038 39,000 41,125
4.00%, 11/15/2047 180,000 128,771
3.75%, 3/04/2051 35,000 23,482
Targa Resources Corp.
6.15%, 3/01/2029 50,000 52,165
6.50%, 3/30/2034 85,000 89,434
6.50%, 2/15/2053 150,000 149,047
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 7/15/2027 46,000 46,182
4.88%, 2/01/2031 250,000 242,578
TC PipeLines LP
,
3.90% , 5/25/2027 47,000 46,348
Texas Eastern Transmission LP
,
7.00% , 7/15/2032 25,000 27,120
The Williams Companies, Inc.
5.30%, 8/15/2028 100,000 102,291
2.60%, 3/15/2031 175,000 154,630
4.65%, 8/15/2032 100,000 96,349
5.65%, 3/15/2033 10,000 10,228
6.30%, 4/15/2040 379,000 393,714
4.90%, 1/15/2045 50,000 42,657
5.10%, 9/15/2045 100,000 87,697
4.85%, 3/01/2048 85,000 71,068
3.50%, 10/15/2051 65,000 42,867
5.30%, 8/15/2052 100,000 88,406
TotalEnergies Capital International SA
2.83%, 1/10/2030 100,000 94,107
2.99%, 6/29/2041 100,000 71,748
3.13%, 5/29/2050 100,000 65,192
TotalEnergies Capital SA
5.15%, 4/05/2034 500,000 504,372
4.72%, 9/10/2034 100,000 98,006
5.43%, 9/10/2064 100,000 91,329
TransCanada PipeLines Ltd.
4.25%, 5/15/2028 161,000 159,751
4.10%, 4/15/2030 195,000 188,389
4.63%, 3/01/2034 274,000 257,180
5.85%, 3/15/2036 50,000 50,550
6.10%, 6/01/2040 25,000 25,298
5.10%, 3/15/2049 230,000 205,695
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/2028 53,000 52,497
4.45%, 8/01/2042 40,000 33,647
Valero Energy Corp.
4.35%, 6/01/2028 250,000 248,852
2.80%, 12/01/2031 207,000 181,885
6.63%, 6/15/2037 26,000 27,032

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Energy – 1.7% (continued)
Valero Energy Corp. (continued)
3.65%, 12/01/2051 80,000 52,412
Western Midstream Operating LP
4.05%, 2/01/2030 50,000 47,517
6.15%, 4/01/2033 154,000 155,959
5.50%, 8/15/2048 50,000 41,298
5.25%, 2/01/2050 60,000 48,262
Woodside Finance Ltd.
5.10%, 9/12/2034 100,000 95,598
5.70%, 9/12/2054 200,000 177,407
31,483,058
Financial – 8.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/15/2027 210,000 209,519
4.88%, 4/01/2028 500,000 502,362
6.15%, 9/30/2030 438,000 462,231
3.40%, 10/29/2033 251,000 215,755
Affiliated Managers Group, Inc.
,
3.30% , 6/15/2030 67,000 62,261
Aflac, Inc.
,
4.75% , 1/15/2049 111,000 94,200
Agree LP
,
2.00% , 6/15/2028 410,000 381,066
Air Lease Corp.
Series G, 3.75%, 6/01/2026 200,000 197,816
3.63%, 12/01/2027 173,000 168,879
2.10%, 9/01/2028 25,000 23,029
3.25%, 10/01/2029 25,000 23,483
3.00%, 2/01/2030 45,000 41,435
3.13%, 12/01/2030 402,000 365,340
2.88%, 1/15/2032 475,000 412,467
Aircastle Ltd.
,
4.25% , 6/15/2026 324,000 320,919
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027 50,000 49,665
3.38%, 8/15/2031 40,000 36,316
1.88%, 2/01/2033 200,000 155,962
2.95%, 3/15/2034 78,000 64,267
3.00%, 5/18/2051 152,000 90,363
3.55%, 3/15/2052 150,000 99,381
Alleghany Corp.
,
3.63% , 5/15/2030 57,000 55,143
Ally Financial, Inc.
4.75%, 6/09/2027 30,000 29,853
6.85%, 1/03/2030 30,000 31,135
8.00%, 11/01/2031 40,000 44,297
8.00%, 11/01/2031 220,000 242,279
American Express Co.
3.13%, 5/20/2026 75,000 74,180
1.65%, 11/04/2026 114,000 109,642
3.30%, 5/03/2027 605,000 594,850
4.73%, 4/25/2029 100,000 100,980
5.28%, 7/27/2029 45,000 46,135
5.53%, 4/25/2030 175,000 180,978
5.02%, 4/25/2031 150,000 152,547
5.04%, 5/01/2034 360,000 359,269
5.63%, 7/28/2034 45,000 45,283
5.28%, 7/26/2035 100,000 99,634
5.67%, 4/25/2036 150,000 153,826

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
American Financial Group, Inc.
,
4.50% , 6/15/2047 50,000 40,254
American Homes 4 Rent LP
5.50%, 7/15/2034 250,000 248,121
3.38%, 7/15/2051 92,000 58,460
American International Group, Inc.
3.40%, 6/30/2030 25,000 23,488
5.13%, 3/27/2033 134,000 133,939
American Tower Corp.
3.38%, 10/15/2026 25,000 24,609
5.50%, 3/15/2028 55,000 56,565
5.25%, 7/15/2028 69,000 70,563
3.95%, 3/15/2029 596,000 581,147
3.80%, 8/15/2029 57,000 55,152
2.90%, 1/15/2030 75,000 69,392
5.00%, 1/31/2030 100,000 101,628
2.10%, 6/15/2030 25,000 22,038
1.88%, 10/15/2030 25,000 21,516
2.70%, 4/15/2031 35,000 31,099
2.30%, 9/15/2031 25,000 21,521
5.55%, 7/15/2033 95,000 97,123
5.90%, 11/15/2033 39,000 40,872
5.40%, 1/31/2035 120,000 121,239
3.70%, 10/15/2049 20,000 14,236
3.10%, 6/15/2050 95,000 60,827
2.95%, 1/15/2051 65,000 40,279
Ameriprise Financial, Inc.
,
5.70% , 12/15/2028 50,000 52,362
AON Corp.
4.50%, 12/15/2028 265,000 265,955
2.80%, 5/15/2030 55,000 50,450
AON Corp. / AON Global Holdings PLC
2.85%, 5/28/2027 586,000 569,310
2.05%, 8/23/2031 81,000 69,551
5.00%, 9/12/2032 135,000 135,094
5.35%, 2/28/2033 60,000 60,915
2.90%, 8/23/2051 212,000 127,420
Apollo Debt Solutions BDC
,
6.90% , 4/13/2029 100,000 102,846
Apollo Global Management, Inc.
,
6.38% , 11/15/2033 50,000 54,032
Arch Capital Group Ltd.
,
7.35% , 5/01/2034 100,000 114,413
Ares Management Corp.
,
5.60% , 10/11/2054 100,000 91,326
Ares Strategic Income Fund
,
5.70% , 3/15/2028
(b)
100,000 99,901
Arthur J. Gallagher & Co.
,
5.75% , 7/15/2054 400,000 385,209
Assurant, Inc.
4.90%, 3/27/2028 30,000 30,102
3.70%, 2/22/2030 155,000 146,031
Assured Guaranty US Holdings, Inc.
,
3.60% , 9/15/2051 50,000 33,569
Athene Holding Ltd.
4.13%, 1/12/2028 164,000 161,651
3.45%, 5/15/2052 50,000 31,159
6.25%, 4/01/2054 200,000 193,781
Australia & New Zealand Banking Group Ltd.
,
4.90% , 7/16/2027 500,000 508,638
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 9,062
5.00%, 2/15/2033 50,000 49,766
5.30%, 12/07/2033 300,000 303,685

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
AXIS Specialty Finance LLC
,
3.90% , 7/15/2029 15,000 14,426
AXIS Specialty Finance PLC
,
4.00% , 12/06/2027 15,000 14,776
Bain Capital Specialty Finance, Inc.
,
2.55% , 10/13/2026 55,000 52,522
Banco Santander SA
4.25%, 4/11/2027 200,000 198,776
5.29%, 8/18/2027 368,000 372,818
1.72%, 9/14/2027 200,000 191,948
5.59%, 8/08/2028 400,000 412,200
5.54%, 3/14/2030 200,000 205,152
2.75%, 12/03/2030 250,800 219,557
5.44%, 7/15/2031 200,000 206,134
6.92%, 8/08/2033 200,000 213,130
Bank of America Corp.
6.22%, 9/15/2026 416,000 424,835
4.25%, 10/22/2026 275,000 274,528
5.93%, 9/15/2027 30,000 30,569
Series L, 4.18%, 11/25/2027 205,000 203,866
3.71%, 4/24/2028 143,000 140,988
4.38%, 4/27/2028 390,000 389,361
3.59%, 7/21/2028 150,000 147,184
4.95%, 7/22/2028 100,000 101,075
6.20%, 11/10/2028 319,000 331,691
5.20%, 4/25/2029 130,000 132,783
2.09%, 6/14/2029 325,000 302,740
4.27%, 7/23/2029 154,000 152,940
5.82%, 9/15/2029 175,000 182,270
3.97%, 2/07/2030 236,000 231,006
3.19%, 7/23/2030 150,000 141,448
2.88%, 10/22/2030 240,000 222,693
2.50%, 2/13/2031 300,000 271,490
1.90%, 7/23/2031 200,000 173,435
1.92%, 10/24/2031 65,000 56,044
Series N, 2.65%, 3/11/2032 300,000 266,007
2.69%, 4/22/2032 468,000 413,813
2.30%, 7/21/2032 200,000 171,895
2.57%, 10/20/2032 430,000 373,589
2.97%, 2/04/2033 265,000 233,020
4.57%, 4/27/2033 155,000 150,254
5.02%, 7/22/2033 570,000 568,495
5.29%, 4/25/2034 375,000 375,950
5.87%, 9/15/2034 371,000 386,489
5.47%, 1/23/2035 200,000 202,707
5.43%, 8/15/2035 620,000 605,754
5.52%, 10/25/2035 200,000 195,721
5.74%, 2/12/2036 700,000 694,968
6.11%, 1/29/2037 111,000 114,772
4.08%, 4/23/2040 50,000 42,785
2.68%, 6/19/2041 180,000 127,501
3.31%, 4/22/2042 750,000 561,698
4.33%, 3/15/2050 268,000 216,859
4.08%, 3/20/2051 160,000 123,444
2.83%, 10/24/2051 70,000 42,737
Series N, 3.48%, 3/13/2052 194,000 135,258
2.97%, 7/21/2052 500,000 315,023

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Bank of America NA
,
5.53% , 8/18/2026 315,000 320,216
Bank of Montreal
1.25%, 9/15/2026 66,000 63,326
Series f2f, 4.57%, 9/10/2027 200,000 200,207
5.72%, 9/25/2028 200,000 208,177
4.64%, 9/10/2030 200,000 200,278
Barclays PLC
5.83%, 5/09/2027 200,000 202,063
6.50%, 9/13/2027 200,000 204,513
5.67%, 3/12/2028 200,000 203,982
4.84%, 5/09/2028 564,000 562,727
5.50%, 8/09/2028 225,000 228,523
4.84%, 9/10/2028 200,000 200,223
4.94%, 9/10/2030 200,000 199,858
7.44%, 11/02/2033 310,000 346,189
6.22%, 5/09/2034 180,000 187,390
5.34%, 9/10/2035 200,000 194,127
3.81%, 3/10/2042 270,000 206,291
5.25%, 8/17/2045
(a)
120,000 112,552
4.95%, 1/10/2047 200,000 176,393
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032
(a)
750,000 687,210
5.75%, 1/15/2040 175,000 187,793
4.40%, 5/15/2042 25,000 23,078
4.20%, 8/15/2048 127,000 105,300
4.25%, 1/15/2049 252,000 210,418
BGC Group, Inc.
8.00%, 5/25/2028 30,000 31,778
6.60%, 6/10/2029 250,000 255,853
BlackRock, Inc.
3.20%, 3/15/2027 169,000 166,896
3.25%, 4/30/2029 400,000 388,257
2.40%, 4/30/2030 54,000 49,422
Blackstone Secured Lending Fund
,
2.75% , 9/16/2026 186,000 179,748
Blue Owl Capital Corp.
,
3.13% , 4/13/2027 85,000 80,866
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 152,000 146,401
4.70%, 2/08/2027 50,000 49,239
6.65%, 3/15/2031 360,000 364,414
Blue Owl Technology Finance Corp.
,
2.50% , 1/15/2027 50,000 47,100
Boston Properties LP
4.50%, 12/01/2028 575,000 565,370
3.40%, 6/21/2029 27,000 25,318
3.25%, 1/30/2031 426,000 384,281
2.55%, 4/01/2032 122,000 100,347
BPCE SA
,
3.38% , 12/02/2026 250,000 246,640
Brighthouse Financial, Inc.
5.63%, 5/15/2030 70,000 71,994
3.85%, 12/22/2051 95,000 59,732

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Brixmor Operating Partnership LP
,
2.50% , 8/16/2031 190,000 163,959
Broadstone NET Lease LLC
,
2.60% , 9/15/2031 15,000 12,631
Brookfield Capital Finance LLC
,
6.09% , 6/14/2033 10,000 10,386
Brookfield Finance LLC / Brookfield Finance, Inc.
,
3.45% , 4/15/2050 280,000 183,160
Brookfield Finance, Inc.
4.85%, 3/29/2029 194,000 194,892
5.68%, 1/15/2035 225,000 227,037
Brown & Brown, Inc.
2.38%, 3/15/2031 50,000 43,189
5.65%, 6/11/2034 613,000 618,237
4.95%, 3/17/2052 30,000 24,757
Camden Property Trust
5.85%, 11/03/2026 50,000 51,061
4.10%, 10/15/2028 40,000 39,536
3.35%, 11/01/2049 35,000 24,349
Canadian Imperial Bank of Commerce
5.62%, 7/17/2026 12,000 12,178
3.45%, 4/07/2027 126,000 124,076
5.00%, 4/28/2028 126,000 128,524
5.99%, 10/03/2028 55,000 57,640
5.26%, 4/08/2029 300,000 307,724
4.63%, 9/11/2030 250,000 249,144
Capital One Financial Corp.
3.65%, 5/11/2027 120,000 118,079
1.88%, 11/02/2027 115,000 110,314
3.80%, 1/31/2028 461,000 452,105
2.36%, 7/29/2032 199,000 163,831
5.27%, 5/10/2033 30,000 29,498
5.82%, 2/01/2034 250,000 252,189
6.38%, 6/08/2034 30,000 31,326
Carlyle Secured Lending, Inc.
,
6.75% , 2/18/2030 500,000 505,159
CBOE Global Markets, Inc.
,
1.63% , 12/15/2030 95,000 81,286
CBRE Services, Inc.
,
5.95% , 8/15/2034
(a)
15,000 15,520
Chubb INA Holdings LLC
1.38%, 9/15/2030 125,000 107,635
4.35%, 11/03/2045 435,000 369,967
CI Financial Corp.
,
3.20% , 12/17/2030 215,000 187,635
Cincinnati Financial Corp.
,
6.92% , 5/15/2028 110,000 117,669
Citigroup, Inc.
3.40%, 5/01/2026 200,000 198,090
3.20%, 10/21/2026 175,000 172,157
4.30%, 11/20/2026 200,000 199,419
1.46%, 6/09/2027 115,000 111,057
4.45%, 9/29/2027 435,000 433,715
3.89%, 1/10/2028 140,000 138,513
3.07%, 2/24/2028 450,000 438,697
4.13%, 7/25/2028 122,000 120,560
3.52%, 10/27/2028 155,000 151,146
5.17%, 2/13/2030 413,000 418,862
3.98%, 3/20/2030 444,000 431,923
2.98%, 11/05/2030 418,000 387,655
2.67%, 1/29/2031 200,000 181,535
4.41%, 3/31/2031 270,000 265,055
2.57%, 6/03/2031 910,000 814,639
2.52%, 11/03/2032 137,000 117,999

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Citigroup, Inc. (continued)
3.06%, 1/25/2033 370,000 325,181
5.88%, 2/22/2033 40,000 41,208
3.79%, 3/17/2033 225,000 206,549
4.91%, 5/24/2033 180,000 176,899
6.00%, 10/31/2033 270,000 279,713
5.59%, 11/19/2034 400,000 401,808
5.45%, 6/11/2035 320,000 320,494
8.13%, 7/15/2039 125,000 154,115
5.88%, 1/30/2042 155,000 156,856
2.90%, 11/03/2042 150,000 103,441
5.30%, 5/06/2044 190,000 173,472
4.65%, 7/30/2045 215,000 185,055
4.75%, 5/18/2046 70,000 58,059
Citizens Financial Group, Inc.
5.72%, 7/23/2032 400,000 406,387
6.65%, 4/25/2035 300,000 316,409
5.64%, 5/21/2037 150,000 145,576
CME Group, Inc.
3.75%, 6/15/2028 15,000 14,901
5.30%, 9/15/2043 450,000 446,974
CNA Financial Corp.
2.05%, 8/15/2030 50,000 43,382
5.13%, 2/15/2034 200,000 197,026
Cooperatieve Rabobank U.A.
4.49%, 10/17/2029 400,000 402,094
5.75%, 12/01/2043 420,000 407,198
COPT Defense Properties LP
,
2.00% , 1/15/2029 52,000 46,525
Corebridge Financial, Inc.
3.65%, 4/05/2027 220,000 216,719
3.90%, 4/05/2032 70,000 64,398
6.05%, 9/15/2033 102,000 105,956
4.35%, 4/05/2042 10,000 8,168
4.40%, 4/05/2052 95,000 74,176
Crown Castle, Inc.
1.05%, 7/15/2026 48,000 45,966
4.30%, 2/15/2029 50,000 49,087
3.10%, 11/15/2029 156,000 144,900
2.25%, 1/15/2031 285,000 245,833
2.50%, 7/15/2031 363,000 312,490
5.10%, 5/01/2033 127,000 124,272
4.00%, 11/15/2049 150,000 109,020
4.15%, 7/01/2050 15,000 11,142
3.25%, 1/15/2051 130,000 82,760
CubeSmart LP
,
3.13% , 9/01/2026 100,000 97,918
Deutsche Bank AG
2.31%, 11/16/2027 200,000 192,576
2.55%, 1/07/2028 200,000 192,734
5.00%, 9/11/2030 150,000 150,172
3.55%, 9/18/2031 294,000 271,772
3.73%, 1/14/2032 200,000 179,798
3.74%, 1/07/2033 200,000 176,536
5.40%, 9/11/2035 150,000 146,298

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Digital Realty Trust LP
3.70%, 8/15/2027 300,000 296,273
4.45%, 7/15/2028 95,000 94,731
3.60%, 7/01/2029 59,000 56,766
Discover Financial Services
4.10%, 2/09/2027 181,000 179,390
6.70%, 11/29/2032 35,000 37,496
DOC DR, LLC
,
3.95% , 1/15/2028 25,000 24,621
Eaton Vance Corp.
,
3.50% , 4/06/2027 197,000 193,513
Enstar Group Ltd.
,
3.10% , 9/01/2031 50,000 43,548
EPR Properties
,
4.50% , 6/01/2027 50,000 49,188
Equinix, Inc.
1.45%, 5/15/2026 135,000 130,523
2.90%, 11/18/2026 54,000 52,703
2.50%, 5/15/2031 122,000 106,855
3.90%, 4/15/2032 50,000 46,746
2.95%, 9/15/2051 55,000 33,029
3.40%, 2/15/2052 70,000 45,863
Equitable Holdings, Inc.
4.35%, 4/20/2028 135,000 134,413
5.00%, 4/20/2048 148,000 128,494
ERP Operating LP
4.15%, 12/01/2028 200,000 198,720
4.50%, 7/01/2044 70,000 59,692
4.00%, 8/01/2047 25,000 19,317
Essex Portfolio LP
,
2.65% , 3/15/2032 500,000 426,990
Everest Reinsurance Holdings, Inc.
,
3.13% , 10/15/2052 175,000 105,867
Extra Space Storage LP
4.00%, 6/15/2029 125,000 121,421
5.50%, 7/01/2030 60,000 61,696
2.35%, 3/15/2032 470,000 390,769
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028 157,000 158,258
4.63%, 4/29/2030 25,000 24,540
6.00%, 12/07/2033 200,000 207,714
Federal Realty OP LP
3.20%, 6/15/2029 76,000 71,719
4.50%, 12/01/2044 40,000 33,104
Fidelity National Financial, Inc.
4.50%, 8/15/2028 74,000 73,040
3.40%, 6/15/2030 137,000 125,996
2.45%, 3/15/2031 140,000 119,645
Fifth Third Bancorp
4.06%, 4/25/2028 150,000 148,664
6.36%, 10/27/2028 300,000 311,704
4.77%, 7/28/2030 55,000 54,862
4.90%, 9/06/2030 200,000 199,527
4.34%, 4/25/2033 60,000 56,225

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Fifth Third Bank NA
,
2.25% , 2/01/2027 350,000 337,469
First American Financial Corp.
,
4.00% , 5/15/2030 25,000 23,621
Franklin BSP Capital Corp.
,
7.20% , 6/15/2029 100,000 101,739
Franklin Resources, Inc.
,
1.60% , 10/30/2030
(a)
75,000 64,135
FS KKR Capital Corp.
3.25%, 7/15/2027 210,000 199,266
6.13%, 1/15/2030 100,000 98,303
Globe Life, Inc.
,
2.15% , 8/15/2030 49,000 42,550
GLP Capital LP / GLP Financing II, Inc.
5.75%, 6/01/2028 45,000 45,636
4.00%, 1/15/2030 140,000 132,070
3.25%, 1/15/2032 130,000 112,057
6.75%, 12/01/2033 145,000 152,753
5.63%, 9/15/2034 50,000 48,930
Healthpeak OP LLC
,
5.25% , 12/15/2032 100,000 100,304
Highwoods Realty LP
3.88%, 3/01/2027 55,000 53,761
3.05%, 2/15/2030 50,000 44,632
7.65%, 2/01/2034 629,000 689,807
Host Hotels & Resorts LP
,
5.70% , 7/01/2034 207,000 203,827
HPS Corporate Lending Fund
,
6.75% , 1/30/2029 150,000 154,540
HSBC Holdings PLC
5.89%, 8/14/2027 275,000 279,273
5.60%, 5/17/2028 200,000 203,504
7.39%, 11/03/2028 200,000 212,682
6.16%, 3/09/2029 700,000 725,943
3.97%, 5/22/2030 200,000 193,252
2.85%, 6/04/2031 700,000 632,820
5.73%, 5/17/2032 500,000 516,229
5.40%, 8/11/2033 200,000 202,399
8.11%, 11/03/2033 250,000 284,740
6.25%, 3/09/2034 250,000 264,034
6.50%, 5/02/2036 200,000 213,159
6.50%, 9/15/2037 450,000 477,397
6.50%, 9/15/2037 310,000 320,514
6.10%, 1/14/2042 470,000 494,727
Huntington Bancshares, Inc.
6.21%, 8/21/2029 140,000 145,480
5.27%, 1/15/2031 200,000 201,457
5.02%, 5/17/2033 45,000 43,453
2.49%, 8/15/2036 102,000 83,845
ING Groep NV
6.08%, 9/11/2027 295,000 300,883
4.55%, 10/02/2028 220,000 219,906
6.11%, 9/11/2034 370,000 389,391
Intercontinental Exchange, Inc.
3.10%, 9/15/2027 45,000 43,877
4.00%, 9/15/2027 600,000 597,120
4.35%, 6/15/2029 307,000 307,704
5.25%, 6/15/2031 275,000 284,880
4.60%, 3/15/2033 25,000 24,646
2.65%, 9/15/2040 100,000 71,666
4.25%, 9/21/2048 10,000 8,085
3.00%, 6/15/2050 399,000 257,100
4.95%, 6/15/2052 25,000 22,267

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Intercontinental Exchange, Inc. (continued)
3.00%, 9/15/2060 50,000 29,978
5.20%, 6/15/2062 140,000 126,293
Invitation Homes Operating Partnership LP
,
2.30% , 11/15/2028 71,000 65,878
Jackson Financial, Inc.
,
4.00% , 11/23/2051 120,000 79,542
Jefferies Financial Group, Inc.
2.63%, 10/15/2031 400,000 337,412
2.75%, 10/15/2032 100,000 81,894
Jones Lang Lasalle, Inc.
,
6.88% , 12/01/2028 50,000 53,280
JPMorgan Chase & Co.
7.63%, 10/15/2026 605,000 633,621
8.00%, 4/29/2027 650,000 695,159
6.07%, 10/22/2027 125,000 128,128
3.78%, 2/01/2028 753,000 744,914
2.95%, 2/24/2028 245,000 238,705
5.57%, 4/22/2028 400,000 409,342
4.32%, 4/26/2028 40,000 39,957
4.85%, 7/25/2028 213,000 215,284
4.01%, 4/23/2029 250,000 247,673
4.20%, 7/23/2029 50,000 49,611
5.30%, 7/24/2029 270,000 276,723
6.09%, 10/23/2029 73,000 76,710
5.01%, 1/23/2030 253,000 257,209
3.70%, 5/06/2030 30,000 29,009
4.57%, 6/14/2030 215,000 214,801
5.00%, 7/22/2030 500,000 507,344
2.74%, 10/15/2030 35,000 32,398
4.60%, 10/22/2030 300,000 299,509
4.49%, 3/24/2031 230,000 228,358
2.52%, 4/22/2031 150,000 135,818
2.96%, 5/13/2031 195,000 177,873
1.76%, 11/19/2031 100,000 85,689
1.95%, 2/04/2032 105,000 90,144
2.58%, 4/22/2032 795,000 704,512
2.55%, 11/08/2032 865,000 754,417
2.96%, 1/25/2033 305,000 269,952
4.91%, 7/25/2033 500,000 497,493
5.35%, 6/01/2034 190,000 192,939
6.25%, 10/23/2034 765,000 821,975
4.95%, 10/22/2035 150,000 146,477
5.57%, 4/22/2036 200,000 204,672
6.40%, 5/15/2038 307,000 337,410
5.50%, 10/15/2040 153,000 153,950
3.11%, 4/22/2041 95,000 71,716
2.53%, 11/19/2041 50,000 34,579
5.40%, 1/06/2042 245,000 242,585
4.85%, 2/01/2044 50,000 45,839
4.26%, 2/22/2048 250,000 204,949
4.03%, 7/24/2048 390,000 308,204
3.90%, 1/23/2049 200,000 154,684
3.11%, 4/22/2051 100,000 65,806
3.33%, 4/22/2052 236,000 162,068
Kemper Corp.
2.40%, 9/30/2030 25,000 21,746
3.80%, 2/23/2032 45,000 40,118

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Keybank NA
,
3.40% , 5/20/2026 311,000 306,549
KeyCorp
2.25%, 4/06/2027 40,000 38,287
4.10%, 4/30/2028 50,000 49,311
4.79%, 6/01/2033 30,000 28,532
KfW
1.00%, 10/01/2026 991,000 953,840
3.75%, 2/15/2028 100,000 100,347
3.88%, 6/15/2028 1,000,000 1,007,017
4.75%, 10/29/2030 565,000 590,827
4.13%, 7/15/2033 370,000 368,539
0.00%, 4/18/2036
(c)
75,000 46,805
Kilroy Realty LP
,
6.25% , 1/15/2036 200,000 193,495
Kimco Realty OP LLC
2.80%, 10/01/2026 25,000 24,417
6.40%, 3/01/2034 10,000 10,680
3.70%, 10/01/2049 95,000 66,617
Landwirtschaftliche Rentenbank
Series G, 1.75%, 7/27/2026 155,000 151,173
Series 44, 3.88%, 6/14/2028 525,000 528,450
0.88%, 9/03/2030 220,000 188,893
Lazard Group LLC
3.63%, 3/01/2027 100,000 97,822
4.50%, 9/19/2028 10,000 9,882
Lincoln National Corp.
3.40%, 3/01/2032 85,000 75,601
5.85%, 3/15/2034 200,000 203,351
4.35%, 3/01/2048 45,000 34,750
Lloyds Banking Group PLC
5.99%, 8/07/2027 315,000 319,978
5.87%, 3/06/2029 405,000 418,610
5.68%, 1/05/2035 200,000 202,198
5.59%, 11/26/2035 300,000 300,418
5.30%, 12/01/2045 100,000 89,765
LPL Holdings, Inc.
,
6.75% , 11/17/2028 50,000 53,154
M&T Bank Corp.
4.55%, 8/16/2028 350,000 348,393
6.08%, 3/13/2032 400,000 415,751
Main Street Capital Corp.
,
3.00% , 7/14/2026 78,000 75,432
Manulife Financial Corp.
4.06%, 2/24/2032 445,000 437,642
5.38%, 3/04/2046 85,000 81,197
Markel Group, Inc.
5.00%, 4/05/2046 65,000 56,964
4.30%, 11/01/2047 75,000 59,313
4.15%, 9/17/2050 35,000 26,232
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 44,473
2.38%, 12/15/2031 210,000 181,636
5.75%, 11/01/2032 60,000 63,559
5.15%, 3/15/2034 200,000 202,534
4.75%, 3/15/2039 25,000 23,510
4.90%, 3/15/2049 45,000 40,044
2.90%, 12/15/2051 306,000 187,830

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Marsh & McLennan Cos., Inc. (continued)
5.70%, 9/15/2053 226,000 223,653
Mastercard, Inc.
2.95%, 11/21/2026 148,000 145,756
3.50%, 2/26/2028 135,000 133,514
4.88%, 3/09/2028 95,000 97,340
2.95%, 6/01/2029 200,000 191,428
3.35%, 3/26/2030 48,000 46,220
4.88%, 5/09/2034 200,000 201,210
3.65%, 6/01/2049 275,000 207,741
MetLife, Inc.
6.38%, 6/15/2034 100,000 108,803
5.30%, 12/15/2034 250,000 253,990
5.70%, 6/15/2035 200,000 209,431
4.13%, 8/13/2042 95,000 78,706
4.05%, 3/01/2045 70,000 56,131
5.25%, 1/15/2054 125,000 116,509
MGIC Investment Corp.
,
5.25% , 8/15/2028 350,000 349,057
Mid-America Apartments L.P.
1.10%, 9/15/2026 390,000 373,522
3.60%, 6/01/2027 50,000 49,338
Mitsubishi UFJ Financial Group, Inc.
1.64%, 10/13/2027 200,000 191,966
2.34%, 1/19/2028 200,000 192,861
3.96%, 3/02/2028 25,000 24,754
4.08%, 4/19/2028 354,000 351,436
5.35%, 9/13/2028 285,000 290,719
4.32%, 4/19/2033 250,000 238,035
5.13%, 7/20/2033 365,000 365,059
5.41%, 4/19/2034 300,000 304,637
3.75%, 7/18/2039 355,000 299,534
Mizuho Financial Group, Inc.
1.23%, 5/22/2027 552,000 533,234
1.55%, 7/09/2027 200,000 193,068
5.41%, 9/13/2028 180,000 183,647
4.25%, 9/11/2029 75,000 74,178
3.15%, 7/16/2030 270,000 253,809
5.10%, 5/13/2031 200,000 202,841
2.59%, 5/25/2031 50,000 45,020
2.56%, 9/13/2031 335,000 287,646
5.58%, 5/26/2035 250,000 254,664
5.42%, 5/13/2036 200,000 200,669
Morgan Stanley
3.13%, 7/27/2026 265,000 261,226
6.25%, 8/09/2026 100,000 102,252
Series G, 4.35%, 9/08/2026 195,000 194,549
3.63%, 1/20/2027 225,000 222,845
3.95%, 4/23/2027 125,000 123,952
1.59%, 5/04/2027 300,000 291,285
1.51%, 7/20/2027 330,000 318,617
5.65%, 4/13/2028 100,000 102,152
3.59%, 7/22/2028 315,000 308,243
6.30%, 10/18/2028 190,000 197,934
Series G, 3.77%, 1/24/2029 492,000 483,181
5.16%, 4/20/2029 245,000 249,493

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Morgan Stanley (continued)
5.45%, 7/20/2029 45,000 46,157
6.41%, 11/01/2029 300,000 317,495
4.43%, 1/23/2030 125,000 124,075
Series G, 2.70%, 1/22/2031 249,000 227,247
3.62%, 4/01/2031 125,000 118,617
1.79%, 2/13/2032 800,000 674,071
1.93%, 4/28/2032 310,000 261,148
2.24%, 7/21/2032 54,000 46,013
2.51%, 10/20/2032 447,000 385,753
2.94%, 1/21/2033 295,000 258,626
4.89%, 7/20/2033 240,000 236,390
6.34%, 10/18/2033 285,000 304,876
5.25%, 4/21/2034 257,000 256,981
6.63%, 11/01/2034 45,000 48,900
5.47%, 1/18/2035 50,000 50,517
5.30%, 4/20/2037 255,000 248,665
3.97%, 7/22/2038 400,000 344,093
4.46%, 4/22/2039 210,000 191,346
3.22%, 4/22/2042 95,000 69,981
6.38%, 7/24/2042 294,000 314,996
4.30%, 1/27/2045 375,000 310,700
4.38%, 1/22/2047 179,000 148,879
2.80%, 1/25/2052 140,000 84,639
Morgan Stanley Bank NA
4.95%, 1/14/2028 360,000 362,945
5.50%, 5/26/2028 250,000 254,883
NASDAQ, Inc.
3.85%, 6/30/2026 33,000 32,859
1.65%, 1/15/2031 55,000 47,041
5.55%, 2/15/2034 159,000 163,165
2.50%, 12/21/2040 25,000 17,044
3.25%, 4/28/2050 140,000 92,608
3.95%, 3/07/2052 26,000 19,235
6.10%, 6/28/2063 50,000 49,943
National Australia Bank Ltd./New York
,
4.79% , 1/10/2029 300,000 305,555
National Health Investors, Inc.
,
3.00% , 2/01/2031 95,000 82,910
NatWest Group PLC
1.64%, 6/14/2027 382,000 369,297
4.96%, 8/15/2030 400,000 401,902
NNN REIT, Inc.
5.60%, 10/15/2033 10,000 10,124
3.50%, 4/15/2051 25,000 16,451
3.00%, 4/15/2052 76,000 44,739
Nomura Holdings, Inc.
6.07%, 7/12/2028 235,000 244,449
2.61%, 7/14/2031 200,000 173,428
3.00%, 1/22/2032 395,000 342,810
Northern Trust Corp.
4.00%, 5/10/2027 95,000 94,822
3.15%, 5/03/2029 65,000 62,395
1.95%, 5/01/2030 25,000 22,212
3.38%, 5/08/2032 65,000 62,821
6.13%, 11/02/2032 45,000 48,406

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Oaktree Strategic Credit Fund
,
8.40% , 11/14/2028 50,000 53,791
Oesterreichische Kontrollbank AG
,
5.00% , 10/23/2026 600,000 610,375
Old Republic International Corp.
3.88%, 8/26/2026 70,000 69,218
3.85%, 6/11/2051 30,000 20,675
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 95,000 94,863
4.75%, 1/15/2028 25,000 25,027
3.63%, 10/01/2029 115,000 108,112
ORIX Corp.
,
4.00% , 4/13/2032 150,000 140,024
PartnerRe Finance B LLC
,
3.70% , 7/02/2029 133,000 128,699
PNC Bank NA
,
2.70% , 10/22/2029 75,000 68,962
Primerica, Inc.
,
2.80% , 11/19/2031 50,000 43,476
Principal Financial Group, Inc.
,
3.10% , 11/15/2026 189,000 185,074
Private Export Funding Corp.
,
Series PP , 1.40% , 7/15/2028 50,000 46,151
ProLogis LP
4.88%, 6/15/2028 315,000 320,590
2.88%, 11/15/2029 267,000 250,497
1.75%, 2/01/2031 10,000 8,538
5.13%, 1/15/2034 275,000 275,098
5.25%, 3/15/2054 300,000 277,874
Prudential Financial, Inc.
3.88%, 3/27/2028 36,000 35,661
3.91%, 12/07/2047 308,000 235,544
4.42%, 3/27/2048 95,000 78,186
3.94%, 12/07/2049 208,000 156,323
3.70%, 3/13/2051 120,000 86,935
Public Storage Operating Co.
1.95%, 11/09/2028 500,000 462,679
3.39%, 5/01/2029 105,000 101,511
5.10%, 8/01/2033 46,000 46,743
Radian Group, Inc.
,
4.88% , 3/15/2027 50,000 49,791
Raymond James Financial, Inc.
4.65%, 4/01/2030 342,000 344,369
4.95%, 7/15/2046 33,000 29,165
Rayonier LP
,
2.75% , 5/17/2031 65,000 56,492
Realty Income Corp.
3.00%, 1/15/2027 50,000 48,903
3.95%, 8/15/2027 60,000 59,489
3.40%, 1/15/2028 50,000 48,757
3.25%, 6/15/2029 151,000 143,405
4.00%, 7/15/2029 119,000 116,227
3.40%, 1/15/2030 110,000 104,366
3.20%, 2/15/2031 10,000 9,216
2.70%, 2/15/2032 25,000 21,599
4.90%, 7/15/2033 60,000 58,918
4.65%, 3/15/2047 171,000 144,351
Regency Centers LP
2.95%, 9/15/2029 25,000 23,412
4.40%, 2/01/2047 25,000 20,400
Regions Financial Corp.
1.80%, 8/12/2028 47,000 42,874
5.50%, 9/06/2035 200,000 195,676

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Reinsurance Group of America, Inc.
,
3.90% , 5/15/2029 150,000 146,352
RenaissanceRe Finance, Inc.
,
3.45% , 7/01/2027 220,000 215,538
RenaissanceRe Holdings Ltd.
,
5.75% , 6/05/2033 41,000 41,904
Rexford Industrial Realty LP
,
2.15% , 9/01/2031 40,000 33,409
Royal Bank of Canada
3.63%, 5/04/2027 30,000 29,713
Series G, 5.07%, 7/23/2027 1,000,000 1,008,161
Series G, 4.24%, 8/03/2027 200,000 200,368
6.00%, 11/01/2027 200,000 208,227
Series G, 5.20%, 8/01/2028 235,000 241,253
Series G, 4.97%, 8/02/2030 500,000 506,365
Series G, 2.30%, 11/03/2031 374,000 324,478
3.88%, 5/04/2032 36,000 33,935
Series G, 5.00%, 2/01/2033 50,000 50,251
Sabra Health Care LP
,
3.90% , 10/15/2029 150,000 140,782
Safehold GL Holdings LLC
,
2.80% , 6/15/2031 44,000 38,810
Santander Holdings USA, Inc.
3.24%, 10/05/2026 275,000 269,102
4.40%, 7/13/2027 531,000 527,278
2.49%, 1/06/2028 80,000 76,733
6.50%, 3/09/2029 150,000 155,585
6.57%, 6/12/2029 131,000 135,960
7.66%, 11/09/2031 140,000 154,088
Santander UK Group Holdings PLC
1.67%, 6/14/2027 250,000 241,264
2.47%, 1/11/2028 200,000 192,257
2.90%, 3/15/2032 125,000 110,331
Simon Property Group LP
3.25%, 11/30/2026 37,000 36,423
3.38%, 6/15/2027 48,000 47,175
3.38%, 12/01/2027 90,000 88,118
2.45%, 9/13/2029 125,000 114,935
2.65%, 7/15/2030 15,000 13,684
2.20%, 2/01/2031 316,000 275,835
5.50%, 3/08/2033 30,000 30,784
6.25%, 1/15/2034 50,000 53,416
4.75%, 9/26/2034 100,000 95,601
4.75%, 3/15/2042 70,000 61,393
3.25%, 9/13/2049 102,000 67,127
State Street Corp.
5.27%, 8/03/2026 75,000 76,007
1.68%, 11/18/2027 126,000 120,900
5.82%, 11/04/2028 350,000 363,071
5.68%, 11/21/2029 50,000 52,042
2.20%, 3/03/2031 245,000 213,669
2.62%, 2/07/2033 20,000 17,366
4.16%, 8/04/2033 50,000 47,511
4.82%, 1/26/2034 200,000 196,475
5.16%, 5/18/2034 50,000 50,452
Stewart Information Services Corp.
,
3.60% , 11/15/2031 135,000 120,861
STORE Capital Corp.
4.63%, 3/15/2029 115,000 112,270
2.75%, 11/18/2030 20,000 17,568
2.70%, 12/01/2031 28,000 23,659

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026 50,000 49,026
1.40%, 9/17/2026 315,000 302,776
3.35%, 10/18/2027 125,000 122,269
5.52%, 1/13/2028 280,000 288,317
5.80%, 7/13/2028 325,000 338,306
5.72%, 9/14/2028 285,000 296,205
5.56%, 7/09/2034 500,000 511,659
5.84%, 7/09/2044 400,000 399,690
Sun Communities Operating LP
4.20%, 4/15/2032 35,000 32,813
5.70%, 1/15/2033 96,000 98,062
Synchrony Bank
,
5.63% , 8/23/2027 250,000 252,639
Synchrony Financial
3.70%, 8/04/2026 60,000 58,638
2.88%, 10/28/2031 255,000 215,828
Tanger Properties LP
,
2.75% , 9/01/2031 90,000 77,541
The Allstate Corp.
5.05%, 6/24/2029 500,000 509,798
5.25%, 3/30/2033 215,000 217,487
4.50%, 6/15/2043 50,000 42,157
The Bank of Nova Scotia
1.30%, 9/15/2026 297,000 285,189
1.95%, 2/02/2027 255,000 245,710
2.95%, 3/11/2027 110,000 107,438
5.25%, 6/12/2028 240,000 246,636
4.85%, 2/01/2030 122,000 123,346
4.74%, 11/10/2032 200,000 197,949
5.65%, 2/01/2034 50,000 51,694
The Charles Schwab Corp.
1.15%, 5/13/2026 25,000 24,193
2.45%, 3/03/2027 173,000 167,790
3.30%, 4/01/2027 25,000 24,584
2.00%, 3/20/2028 10,000 9,414
4.00%, 2/01/2029 90,000 89,244
2.75%, 10/01/2029 159,000 148,651
2.30%, 5/13/2031 50,000 44,026
5.85%, 5/19/2034 165,000 172,333
6.14%, 8/24/2034 25,000 26,551
The Goldman Sachs Group, Inc.
3.50%, 11/16/2026 316,000 311,908
3.85%, 1/26/2027 460,000 456,180
1.95%, 10/21/2027 400,000 385,346
2.64%, 2/24/2028 230,000 222,423
3.69%, 6/05/2028 37,000 36,407
4.48%, 8/23/2028 200,000 199,863
3.81%, 4/23/2029 20,000 19,617
4.22%, 5/01/2029 180,000 178,275
6.48%, 10/24/2029 110,000 116,688
2.60%, 2/07/2030 60,000 54,757
3.80%, 3/15/2030 200,000 192,784
5.73%, 4/25/2030 400,000 414,627
4.69%, 10/23/2030 300,000 299,285
5.21%, 1/28/2031 500,000 508,290
5.22%, 4/23/2031 200,000 203,808

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
The Goldman Sachs Group, Inc. (continued)
2.62%, 4/22/2032 430,000 377,663
Series D, 2.38%, 7/21/2032 220,000 189,166
2.65%, 10/21/2032 220,000 190,821
3.10%, 2/24/2033 235,000 207,277
6.56%, 10/24/2034 30,000 32,703
5.33%, 7/23/2035 200,000 198,821
6.45%, 5/01/2036 175,000 184,200
6.75%, 10/01/2037 343,000 368,691
4.41%, 4/23/2039 25,000 21,972
6.25%, 2/01/2041 681,000 710,062
3.21%, 4/22/2042 100,000 72,767
2.91%, 7/21/2042 444,000 308,255
3.44%, 2/24/2043 178,000 132,053
5.15%, 5/22/2045 345,000 305,273
4.75%, 10/21/2045 154,000 133,471
5.56%, 11/19/2045 200,000 192,460
The Hanover Insurance Group, Inc.
,
2.50% , 9/01/2030 25,000 21,787
The Hartford Financial Services Group, Inc.
,
3.60% , 8/19/2049 185,000 133,020
The Huntington National Bank
4.87%, 4/12/2028 500,000 502,035
4.55%, 5/17/2028 270,000 269,374
The Korea Development Bank
4.13%, 10/16/2027 200,000 200,037
5.38%, 10/23/2028 285,000 296,521
2.00%, 10/25/2031 100,000 86,631
The PNC Financial Services Group, Inc.
2.60%, 7/23/2026 180,000 176,319
3.15%, 5/19/2027 113,000 110,336
6.62%, 10/20/2027 38,000 39,134
5.35%, 12/02/2028 115,000 117,406
3.45%, 4/23/2029 108,000 104,376
5.58%, 6/12/2029 45,000 46,394
2.55%, 1/22/2030 317,000 289,584
5.49%, 5/14/2030 500,000 514,169
4.81%, 10/21/2032 250,000 247,665
4.63%, 6/06/2033 54,000 51,025
5.07%, 1/24/2034 215,000 212,436
5.94%, 8/18/2034 295,000 305,278
6.88%, 10/20/2034 50,000 54,981
The Progressive Corp.
4.00%, 3/01/2029 31,000 30,758
4.13%, 4/15/2047 235,000 189,080
4.20%, 3/15/2048 155,000 126,737
The Toronto-Dominion Bank
1.20%, 6/03/2026 210,000 203,181
1.25%, 9/10/2026 195,000 187,280
1.95%, 1/12/2027 70,000 67,372
2.80%, 3/10/2027 100,000 97,302
4.11%, 6/08/2027 270,000 268,886
4.69%, 9/15/2027 153,000 154,345
5.16%, 1/10/2028 80,000 81,674
5.52%, 7/17/2028 96,000 99,442
2.00%, 9/10/2031 95,000 81,950
Series G, 2.45%, 1/12/2032 50,000 43,036

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
The Toronto-Dominion Bank (continued)
3.20%, 3/10/2032 115,000 103,141
4.46%, 6/08/2032 60,000 58,317
5.15%, 9/10/2034 200,000 198,923
The Travelers Companies, Inc.
5.35%, 11/01/2040 25,000 24,901
4.00%, 5/30/2047 145,000 115,399
The Western Union Company
,
2.75% , 3/15/2031 70,000 60,478
Travelers Property Casualty Corp.
,
6.38% , 3/15/2033 115,000 127,309
Truist Bank
,
3.30% , 5/15/2026 217,000 214,312
Truist Financial Corp.
6.05%, 6/08/2027 80,000 81,314
1.13%, 8/03/2027 450,000 419,965
4.12%, 6/06/2028 50,000 49,736
4.92%, 7/28/2033 100,000 95,604
6.12%, 10/28/2033 390,000 407,632
5.87%, 6/08/2034 70,000 71,671
U.S. Bancorp
Series V, 2.38%, 7/22/2026 236,000 231,319
6.79%, 10/26/2027 70,000 72,341
4.55%, 7/22/2028 332,000 332,795
4.65%, 2/01/2029 187,000 187,597
5.78%, 6/12/2029 170,000 175,820
5.05%, 2/12/2031 250,000 252,970
5.85%, 10/21/2033 310,000 320,966
4.84%, 2/01/2034 314,000 304,623
5.42%, 2/12/2036 250,000 250,715
UBS AG
,
4.50% , 6/26/2048 250,000 210,186
UDR, Inc.
2.95%, 9/01/2026 40,000 39,220
3.00%, 8/15/2031 50,000 44,718
2.10%, 8/01/2032 25,000 20,287
Unum Group
,
4.50% , 12/15/2049 15,000 11,632
Ventas Realty LP
3.25%, 10/15/2026 94,000 92,236
3.85%, 4/01/2027 40,000 39,576
4.40%, 1/15/2029 228,000 225,891
3.00%, 1/15/2030 15,000 13,919
4.38%, 2/01/2045 15,000 12,069
4.88%, 4/15/2049 10,000 8,495
VICI Properties LP
4.95%, 2/15/2030 90,000 89,488
5.63%, 5/15/2052 208,000 186,329
Visa, Inc.
1.90%, 4/15/2027 125,000 120,589
2.05%, 4/15/2030 17,000 15,407
1.10%, 2/15/2031
(a)
200,000 169,603
4.15%, 12/14/2035 174,000 165,619
2.70%, 4/15/2040 105,000 78,960
4.30%, 12/14/2045 102,000 87,693
3.65%, 9/15/2047 173,000 132,446
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 47,632
4.80%, 6/15/2046 50,000 42,458

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
W.R. Berkley Corp.
,
4.75% , 8/01/2044 70,000 60,771
Wachovia Corp.
,
5.50% , 8/01/2035 210,000 210,188
Wells Fargo & Co.
3.00%, 10/23/2026 10,000 9,814
3.20%, 6/17/2027 45,000 44,373
3.58%, 5/22/2028 1,326,000 1,302,000
2.39%, 6/02/2028 170,000 162,916
4.81%, 7/25/2028 260,000 261,648
4.15%, 1/24/2029 220,000 217,657
6.30%, 10/23/2029 60,000 63,350
2.88%, 10/30/2030 575,000 532,908
2.57%, 2/11/2031 125,000 113,097
4.48%, 4/04/2031 360,000 355,098
3.35%, 3/02/2033 865,000 777,264
4.90%, 7/25/2033 420,000 412,380
5.39%, 4/24/2034 170,000 170,808
5.56%, 7/25/2034 116,000 117,543
5.38%, 11/02/2043 560,000 516,945
5.61%, 1/15/2044 390,000 367,647
3.90%, 5/01/2045 185,000 144,058
Series G, 4.90%, 11/17/2045 330,000 281,157
5.01%, 4/04/2051 481,000 422,449
Wells Fargo Bank NA
,
5.45% , 8/07/2026 375,000 380,423
Welltower OP LLC
4.25%, 4/15/2028 45,000 44,988
3.10%, 1/15/2030 52,000 48,903
2.75%, 1/15/2031 237,000 214,624
Westpac Banking Corp.
2.85%, 5/13/2026 95,000 93,778
1.15%, 6/03/2026 281,000 272,163
4.04%, 8/26/2027 400,000 400,313
5.46%, 11/18/2027 735,000 759,595
3.40%, 1/25/2028 59,000 57,987
5.54%, 11/17/2028 50,000 52,293
1.95%, 11/20/2028 390,000 361,944
2.15%, 6/03/2031 25,000 22,017
5.41%, 8/10/2033 25,000 24,793
6.82%, 11/17/2033 100,000 108,730
4.11%, 7/24/2034 50,000 47,793
2.67%, 11/15/2035 45,000 39,250
3.02%, 11/18/2036 50,000 43,130
2.96%, 11/16/2040 41,000 29,759
3.13%, 11/18/2041 290,000 204,539
Weyerhaeuser Co.
4.75%, 5/15/2026 85,000 85,026
4.00%, 11/15/2029 375,000 364,964
4.00%, 4/15/2030 15,000 14,516
4.00%, 3/09/2052 41,000 29,988
Willis North America, Inc.
4.65%, 6/15/2027 189,000 189,703
5.35%, 5/15/2033 15,000 15,119
5.05%, 9/15/2048 177,000 153,038
WP Carey, Inc.
4.25%, 10/01/2026 35,000 34,861
3.85%, 7/15/2029 25,000 24,153

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Financial – 8.1% (continued)
WP Carey, Inc. (continued)
2.25%, 4/01/2033 50,000 39,536
XL Group Ltd.
,
5.25% , 12/15/2043 25,000 23,656
Zions Bancorp NA
,
6.82% , 11/19/2035 250,000 247,132
153,043,100
Industrial – 1.8%
3M Co.
2.88%, 10/15/2027 177,000 171,302
2.38%, 8/26/2029 189,000 174,058
3.05%, 4/15/2030 42,000 39,070
3.63%, 10/15/2047 210,000 153,860
3.25%, 8/26/2049 50,000 33,619
Allegion US Holding Co., Inc.
,
3.55% , 10/01/2027 90,000 87,480
Amphenol Corp.
,
2.80% , 2/15/2030 20,000 18,663
Arrow Electronics, Inc.
,
2.95% , 2/15/2032 115,000 98,525
Berry Global, Inc.
1.65%, 1/15/2027 25,000 23,720
5.80%, 6/15/2031 250,000 261,887
Burlington Northern Santa Fe LLC
6.15%, 5/01/2037 315,000 340,738
5.75%, 5/01/2040 70,000 72,341
4.45%, 3/15/2043 113,000 98,337
4.55%, 9/01/2044 222,000 193,966
4.70%, 9/01/2045 40,000 35,620
3.90%, 8/01/2046 165,000 129,397
4.15%, 12/15/2048 90,000 72,603
4.45%, 1/15/2053 155,000 129,599
5.20%, 4/15/2054 75,000 70,311
Canadian National Railway Co.
6.25%, 8/01/2034 200,000 218,220
6.20%, 6/01/2036 115,000 123,772
4.45%, 1/20/2049 100,000 85,024
2.45%, 5/01/2050 100,000 57,710
Canadian Pacific Railway Co.
4.00%, 6/01/2028 18,000 17,874
2.88%, 11/15/2029 193,000 180,564
4.80%, 8/01/2045 50,000 44,363
4.95%, 8/15/2045 226,000 204,019
6.13%, 9/15/2115 205,000 201,039
Carrier Global Corp.
2.72%, 2/15/2030 246,000 227,199
2.70%, 2/15/2031 50,000 44,943
3.38%, 4/05/2040 135,000 105,347
3.58%, 4/05/2050 67,000 48,046
Caterpillar Financial Services Corp.
Series D, 4.35%, 5/15/2026 40,000 40,059
3.60%, 8/12/2027 50,000 49,529
4.60%, 11/15/2027 200,000 202,699
4.70%, 11/15/2029 200,000 203,683
Caterpillar, Inc.
5.20%, 5/27/2041 275,000 269,799
3.80%, 8/15/2042 215,000 175,117
4.75%, 5/15/2064 34,000 28,830

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Industrial – 1.8% (continued)
CNH Industrial Capital LLC
,
5.50% , 1/12/2029 10,000 10,267
CSX Corp.
3.25%, 6/01/2027 40,000 39,267
2.40%, 2/15/2030 400,000 365,576
4.10%, 11/15/2032 100,000 95,915
5.20%, 11/15/2033 200,000 204,707
6.00%, 10/01/2036 40,000 42,544
6.22%, 4/30/2040 20,000 21,290
4.10%, 3/15/2044 110,000 90,437
4.75%, 11/15/2048 13,000 11,421
3.35%, 9/15/2049 175,000 121,883
3.80%, 4/15/2050 95,000 71,345
4.50%, 11/15/2052 100,000 83,475
Deere & Co.
5.38%, 10/16/2029 50,000 52,567
3.10%, 4/15/2030 287,000 271,056
Dover Corp.
,
5.38% , 10/15/2035 25,000 25,686
Eaton Corp.
4.35%, 5/18/2028 20,000 20,187
4.15%, 3/15/2033 355,000 340,835
4.15%, 11/02/2042 77,000 65,221
Emerson Electric Co.
0.88%, 10/15/2026 80,000 76,230
1.80%, 10/15/2027 10,000 9,489
2.20%, 12/21/2031 30,000 26,136
2.80%, 12/21/2051 200,000 123,249
FedEx Corp.
3.10%, 8/05/2029
(b)
120,000 112,335
4.90%, 1/15/2034
(b)
130,000 124,471
3.25%, 5/15/2041
(b)
120,000 82,834
3.88%, 8/01/2042
(b)
275,000 204,052
5.10%, 1/15/2044
(b)
59,000 50,932
4.75%, 11/15/2045
(b)
15,000 12,181
4.55%, 4/01/2046
(b)
35,000 27,730
4.40%, 1/15/2047
(b)
10,000 7,644
4.05%, 2/15/2048
(b)
95,000 68,449
5.25%, 5/15/2050
(b)
65,000 55,674
Flowserve Corp.
,
3.50% , 10/01/2030 75,000 69,153
Fortive Corp.
,
4.30% , 6/15/2046 53,000 41,855
Fortune Brands Innovations, Inc.
,
4.50% , 3/25/2052 25,000 19,448
GATX Corp.
3.85%, 3/30/2027 564,000 556,084
3.50%, 6/01/2032 225,000 201,989
5.45%, 9/15/2033 90,000 90,048
6.90%, 5/01/2034 120,000 131,827
3.10%, 6/01/2051 50,000 30,558
GE Capital International Funding Co. Unlimited Co.
,
4.42% , 11/15/2035 450,000 428,358
General Dynamics Corp.
2.13%, 8/15/2026 195,000 190,182
3.50%, 4/01/2027 40,000 39,683
3.75%, 5/15/2028 221,000 218,947
4.25%, 4/01/2050 141,000 117,029
HEICO Corp.
5.25%, 8/01/2028 10,000 10,202
5.35%, 8/01/2033 110,000 111,268

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Industrial – 1.8% (continued)
Honeywell International, Inc.
2.50%, 11/01/2026 226,000 220,369
1.10%, 3/01/2027 300,000 283,885
4.95%, 2/15/2028 200,000 204,374
4.25%, 1/15/2029 215,000 214,885
1.95%, 6/01/2030 125,000 110,775
1.75%, 9/01/2031 75,000 63,128
5.70%, 3/15/2036 65,000 67,385
5.70%, 3/15/2037 137,000 141,820
Series 30, 5.38%, 3/01/2041 50,000 49,749
3.81%, 11/21/2047 210,000 157,806
Howmet Aerospace, Inc.
,
3.00% , 1/15/2029 39,000 37,089
Hubbell, Inc.
,
3.15% , 8/15/2027 155,000 150,662
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027 60,000 58,253
2.04%, 8/16/2028 30,000 27,591
IDEX Corp.
,
2.63% , 6/15/2031 25,000 21,788
Illinois Tool Works, Inc.
2.65%, 11/15/2026 35,000 34,293
3.90%, 9/01/2042 215,000 175,541
Ingersoll Rand, Inc.
5.40%, 8/14/2028 25,000 25,707
5.18%, 6/15/2029 356,000 363,021
5.31%, 6/15/2031 100,000 102,487
Jabil, Inc.
4.25%, 5/15/2027 50,000 49,789
3.95%, 1/12/2028 10,000 9,812
Jacobs Engineering Group, Inc.
,
5.90% , 3/01/2033 50,000 50,869
John Deere Capital Corp.
1.05%, 6/17/2026 35,000 33,835
5.15%, 9/08/2026 10,000 10,145
2.25%, 9/14/2026 85,000 82,955
1.70%, 1/11/2027 60,000 57,741
2.35%, 3/08/2027 50,000 48,503
4.15%, 9/15/2027 135,000 135,417
4.90%, 3/03/2028 35,000 35,829
4.95%, 7/14/2028 49,000 50,266
4.85%, 6/11/2029 250,000 256,452
2.80%, 7/18/2029 50,000 47,370
2.45%, 1/09/2030 25,000 23,075
4.70%, 6/10/2030 215,000 218,599
4.90%, 3/07/2031 300,000 306,627
Series 1, 5.05%, 6/12/2034 250,000 251,769
Johnson Controls International PLC
,
4.50% , 2/15/2047 200,000 164,134
Keysight Technologies, Inc.
,
3.00% , 10/30/2029 88,000 81,693
Kirby Corp.
,
4.20% , 3/01/2028 65,000 63,996
L3Harris Technologies, Inc.
4.40%, 6/15/2028 100,000 99,668
4.40%, 6/15/2028 100,000 99,760
2.90%, 12/15/2029 70,000 64,773
4.85%, 4/27/2035 100,000 96,536
5.60%, 7/31/2053 200,000 192,229

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Industrial – 1.8% (continued)
Lafarge SA
,
7.13% , 7/15/2036 55,000 61,738
Lennox International, Inc.
,
5.50% , 9/15/2028 20,000 20,534
Lockheed Martin Corp.
5.25%, 1/15/2033 100,000 103,255
4.75%, 2/15/2034 524,000 517,160
4.50%, 5/15/2036 125,000 118,843
4.07%, 12/15/2042 75,000 62,167
3.80%, 3/01/2045 90,000 70,375
4.09%, 9/15/2052 100,000 77,423
4.15%, 6/15/2053 250,000 194,791
5.70%, 11/15/2054 240,000 239,439
Martin Marietta Materials, Inc.
3.50%, 12/15/2027 25,000 24,394
4.25%, 12/15/2047 65,000 51,602
3.20%, 7/15/2051 130,000 83,095
5.50%, 12/01/2054 100,000 93,086
Masco Corp.
,
2.00% , 10/01/2030 345,000 296,057
Mohawk Industries, Inc.
,
5.85% , 9/18/2028 205,000 212,434
Nordson Corp.
,
5.80% , 9/15/2033 10,000 10,257
Norfolk Southern Corp.
2.55%, 11/01/2029 189,000 174,289
4.45%, 3/01/2033 110,000 106,362
4.84%, 10/01/2041 50,000 45,305
4.45%, 6/15/2045 25,000 21,160
4.15%, 2/28/2048 50,000 39,653
3.05%, 5/15/2050 338,000 217,625
4.05%, 8/15/2052 145,000 110,907
4.55%, 6/01/2053 114,000 94,712
5.35%, 8/01/2054
(a)
60,000 56,463
Northrop Grumman Corp.
3.20%, 2/01/2027 15,000 14,732
3.25%, 1/15/2028 235,000 228,705
4.40%, 5/01/2030 200,000 198,975
4.75%, 6/01/2043 35,000 31,064
4.03%, 10/15/2047 100,000 78,079
5.25%, 5/01/2050 79,000 72,961
4.95%, 3/15/2053 350,000 308,799
nVent Finance Sarl
,
2.75% , 11/15/2031 100,000 85,624
Oshkosh Corp.
,
3.10% , 3/01/2030 105,000 96,152
Otis Worldwide Corp.
5.25%, 8/16/2028 147,000 150,936
3.11%, 2/15/2040 400,000 301,347
Owens Corning
3.40%, 8/15/2026 199,000 196,196
3.88%, 6/01/2030 70,000 66,938
Packaging Corp. of America
3.00%, 12/15/2029 103,000 96,077
5.70%, 12/01/2033 150,000 154,362
4.05%, 12/15/2049 54,000 40,258
Parker-Hannifin Corp.
3.25%, 6/14/2029 25,000 23,950
4.50%, 9/15/2029 260,000 261,339
4.00%, 6/14/2049 210,000 162,885

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Industrial – 1.8% (continued)
Regal Rexnord Corp.
6.05%, 4/15/2028 220,000 225,532
6.30%, 2/15/2030 50,000 51,622
6.40%, 4/15/2033 42,000 42,792
Republic Services, Inc.
3.38%, 11/15/2027 23,000 22,582
4.88%, 4/01/2029 100,000 101,805
5.00%, 11/15/2029 250,000 255,704
2.30%, 3/01/2030 50,000 45,440
5.00%, 4/01/2034 100,000 100,407
5.20%, 11/15/2034 100,000 101,558
3.05%, 3/01/2050 25,000 16,647
Rockwell Automation, Inc.
1.75%, 8/15/2031 50,000 42,707
2.80%, 8/15/2061 162,000 91,790
RTX Corp.
4.13%, 11/16/2028 452,000 448,387
5.75%, 1/15/2029 50,000 52,248
6.00%, 3/15/2031 50,000 53,438
1.90%, 9/01/2031 75,000 63,337
2.38%, 3/15/2032 102,000 87,504
6.10%, 3/15/2034 250,000 268,759
4.45%, 11/16/2038 300,000 272,192
4.50%, 6/01/2042 27,000 23,466
4.80%, 12/15/2043 36,000 31,971
4.15%, 5/15/2045 130,000 104,541
4.35%, 4/15/2047 305,000 249,816
4.05%, 5/04/2047 200,000 156,068
2.82%, 9/01/2051 130,000 78,199
3.03%, 3/15/2052 100,000 62,615
5.38%, 2/27/2053 50,000 47,012
Ryder System, Inc.
5.65%, 3/01/2028 45,000 46,335
5.25%, 6/01/2028 175,000 178,806
Snap-On, Inc.
3.25%, 3/01/2027 25,000 24,609
4.10%, 3/01/2048 35,000 27,771
Sonoco Products Co.
2.25%, 2/01/2027 25,000 23,975
2.85%, 2/01/2032
(a)
101,000 87,459
Stanley Black & Decker, Inc.
4.25%, 11/15/2028 162,000 159,672
2.30%, 3/15/2030 75,000 65,303
Teledyne Technologies, Inc.
,
2.75% , 4/01/2031 215,000 191,543
Textron, Inc.
3.65%, 3/15/2027 350,000 344,012
3.38%, 3/01/2028 84,000 81,236
6.10%, 11/15/2033 85,000 88,557
The Boeing Company
3.10%, 5/01/2026 20,000 19,673
2.70%, 2/01/2027 658,000 635,686
3.25%, 2/01/2028 727,000 699,993
6.13%, 2/15/2033 105,000 108,807
3.60%, 5/01/2034 440,000 378,389

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Industrial – 1.8% (continued)
The Boeing Company (continued)
6.63%, 2/15/2038 182,000 191,150
3.63%, 3/01/2048 125,000 82,530
3.85%, 11/01/2048 125,000 86,201
3.75%, 2/01/2050 100,000 69,341
5.81%, 5/01/2050 515,000 482,901
3.83%, 3/01/2059 145,000 93,121
3.95%, 8/01/2059 95,000 63,201
5.93%, 5/01/2060 200,000 185,261
Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043 26,000 25,995
4.30%, 2/21/2048 80,000 64,124
Tyco Electronics Group SA
,
3.13% , 8/15/2027 135,000 131,633
Union Pacific Corp.
3.95%, 9/10/2028 95,000 94,515
3.70%, 3/01/2029 38,000 37,277
2.40%, 2/05/2030 164,000 150,220
2.38%, 5/20/2031 100,000 89,304
2.80%, 2/14/2032 190,000 169,853
3.55%, 8/15/2039 128,000 105,789
4.05%, 3/01/2046 125,000 100,805
3.35%, 8/15/2046 40,000 28,573
3.25%, 2/05/2050 75,000 51,100
3.50%, 2/14/2053 250,000 175,636
4.95%, 5/15/2053 10,000 9,025
3.95%, 8/15/2059 230,000 166,967
2.97%, 9/16/2062 266,000 152,635
4.10%, 9/15/2067 15,000 10,945
3.75%, 2/05/2070 100,000 66,708
3.85%, 2/14/2072 15,000 10,207
United Parcel Service, Inc.
3.05%, 11/15/2027 148,000 144,473
2.50%, 9/01/2029 200,000 185,892
4.45%, 4/01/2030 600,000 604,329
4.88%, 3/03/2033 227,000 228,058
4.25%, 3/15/2049 202,000 161,422
5.30%, 4/01/2050 135,000 125,933
Veralto Corp.
5.50%, 9/18/2026 25,000 25,350
5.35%, 9/18/2028 15,000 15,478
5.45%, 9/18/2033 125,000 127,529
Vontier Corp.
2.40%, 4/01/2028 40,000 37,411
2.95%, 4/01/2031 215,000 186,169
Vulcan Materials Co.
3.90%, 4/01/2027 55,000 54,397
4.70%, 3/01/2048 50,000 42,401
5.70%, 12/01/2054 200,000 191,442
Waste Connections, Inc.
4.20%, 1/15/2033 200,000 191,242
5.00%, 3/01/2034 200,000 200,671
Waste Management, Inc.
3.15%, 11/15/2027 30,000 29,330
1.15%, 3/15/2028 311,000 286,902
3.88%, 1/15/2029
(b)
100,000 98,439

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Industrial – 1.8% (continued)
Waste Management, Inc. (continued)
4.88%, 2/15/2029 100,000 102,315
2.00%, 6/01/2029 74,000 67,782
4.15%, 4/15/2032 215,000 208,313
4.10%, 3/01/2045 25,000 20,200
4.15%, 7/15/2049 315,000 255,302
2.50%, 11/15/2050 20,000 11,588
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 150,000 147,736
4.70%, 9/15/2028 436,000 437,444
WRKCo, Inc.
,
4.00% , 3/15/2028 50,000 49,199
Xylem, Inc.
3.25%, 11/01/2026 67,000 65,937
4.38%, 11/01/2046 25,000 20,303
34,097,572
Technology – 1.7%
Adobe, Inc.
,
2.15% , 2/01/2027 240,000 232,864
Amdocs Ltd.
,
2.54% , 6/15/2030 140,000 124,305
Analog Devices, Inc.
3.45%, 6/15/2027 202,000 199,921
1.70%, 10/01/2028 200,000 184,181
2.95%, 10/01/2051 200,000 127,224
Apple, Inc.
3.35%, 2/09/2027 281,000 278,599
3.20%, 5/11/2027 25,000 24,701
3.00%, 6/20/2027 260,000 255,562
2.90%, 9/12/2027 62,000 60,746
4.00%, 5/10/2028 250,000 251,938
1.40%, 8/05/2028 105,000 97,104
3.25%, 8/08/2029 166,000 161,649
2.20%, 9/11/2029 150,000 139,406
4.15%, 5/10/2030 116,000 117,759
1.65%, 5/11/2030 500,000 444,693
1.25%, 8/20/2030 138,000 119,412
1.70%, 8/05/2031 250,000 216,781
3.35%, 8/08/2032 155,000 146,067
2.38%, 2/08/2041 60,000 41,516
3.85%, 5/04/2043 411,000 340,715
4.65%, 2/23/2046 257,000 233,269
3.85%, 8/04/2046 216,000 173,914
2.65%, 5/11/2050 485,000 301,700
2.65%, 2/08/2051 251,000 154,922
2.70%, 8/05/2051 300,000 186,243
3.95%, 8/08/2052 75,000 59,559
4.85%, 5/10/2053
(a)
85,000 79,969
2.85%, 8/05/2061 100,000 59,917
Applied Materials, Inc.
,
5.10% , 10/01/2035 330,000 336,493
AutoDesk, Inc.
,
2.85% , 1/15/2030 91,000 84,834
Broadcom Corp. / Broadcom Cayman Finance Ltd.
,
3.50% , 1/15/2028 387,000 378,641
Broadcom, Inc.
1.95%, 2/15/2028
(b)
30,000 28,100
4.11%, 9/15/2028 233,000 231,007
4.00%, 4/15/2029
(b)
50,000 48,992
2.45%, 2/15/2031
(b)
330,000 291,788
5.15%, 11/15/2031 500,000 509,402

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Technology – 1.7% (continued)
Broadcom, Inc. (continued)
4.15%, 4/15/2032
(b)
165,000 156,634
2.60%, 2/15/2033
(b)
70,000 58,901
3.47%, 4/15/2034
(b)
1,099,000 964,747
3.19%, 11/15/2036
(b)
275,000 224,674
4.93%, 5/15/2037
(b)
50,000 47,912
3.50%, 2/15/2041
(b)
205,000 158,422
Broadridge Financial Solutions, Inc.
,
3.40% , 6/27/2026 155,000 152,868
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 55,000 53,229
3.28%, 12/01/2028 198,000 186,680
CGI, Inc.
,
1.45% , 9/14/2026 115,000 110,330
Concentrix Corp.
6.65%, 8/02/2026 165,000 168,185
6.60%, 8/02/2028
(a)
310,000 324,288
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 121,000 121,507
5.30%, 10/01/2029 168,000 171,431
6.20%, 7/15/2030 110,000 116,501
3.38%, 12/15/2041 48,000 34,486
8.35%, 7/15/2046 100,000 121,530
3.45%, 12/15/2051 40,000 26,428
Electronic Arts, Inc.
,
1.85% , 2/15/2031 25,000 21,482
Fidelity National Information Services, Inc.
1.65%, 3/01/2028 480,000 443,671
5.10%, 7/15/2032 96,000 96,035
3.10%, 3/01/2041 50,000 35,646
Fiserv, Inc.
3.20%, 7/01/2026 127,000 125,292
5.45%, 3/02/2028 25,000 25,601
5.38%, 8/21/2028 65,000 66,666
4.20%, 10/01/2028 150,000 148,683
3.50%, 7/01/2029 188,000 179,198
2.65%, 6/01/2030 200,000 180,649
5.60%, 3/02/2033 485,000 493,573
4.40%, 7/01/2049 130,000 102,149
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029 500,000 495,593
6.20%, 10/15/2035 101,000 104,828
6.35%, 10/15/2045 55,000 54,506
5.60%, 10/15/2054 350,000 322,774
HP, Inc.
1.45%, 6/17/2026 150,000 144,616
3.00%, 6/17/2027 397,000 384,266
4.75%, 1/15/2028 20,000 20,075
Intel Corp.
2.60%, 5/19/2026 75,000 73,384
3.15%, 5/11/2027 55,000 53,407
4.00%, 8/05/2029 200,000 193,862
2.45%, 11/15/2029 155,000 139,529
5.13%, 2/10/2030 50,000 50,462
3.90%, 3/25/2030 150,000 143,265
4.00%, 12/15/2032 764,000 695,509
5.20%, 2/10/2033
(a)
550,000 540,001
4.60%, 3/25/2040 95,000 80,664

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Technology – 1.7% (continued)
Intel Corp. (continued)
2.80%, 8/12/2041 50,000 32,219
5.63%, 2/10/2043 50,000 45,978
4.10%, 5/19/2046 75,000 54,377
3.73%, 12/08/2047 355,000 241,585
4.75%, 3/25/2050 150,000 117,531
4.90%, 8/05/2052 70,000 55,624
5.70%, 2/10/2053 70,000 62,482
3.10%, 2/15/2060 170,000 90,921
4.95%, 3/25/2060
(a)
50,000 38,907
3.20%, 8/12/2061 50,000 27,224
5.05%, 8/05/2062 130,000 102,144
International Business Machines Corp.
3.30%, 1/27/2027 315,000 310,070
1.70%, 5/15/2027 50,000 47,601
4.15%, 7/27/2027 182,000 181,748
4.50%, 2/06/2028 215,000 216,908
4.15%, 5/15/2039 100,000 86,800
4.00%, 6/20/2042 110,000 89,692
4.70%, 2/19/2046 160,000 138,680
2.95%, 5/15/2050 310,000 193,474
4.90%, 7/27/2052 200,000 174,606
5.10%, 2/06/2053 65,000 58,371
7.13%, 12/01/2096 125,000 148,710
Intuit, Inc.
5.25%, 9/15/2026 165,000 167,374
5.50%, 9/15/2053 235,000 229,929
KLA Corp.
4.10%, 3/15/2029 50,000 49,655
5.25%, 7/15/2062 221,000 201,929
Kyndryl Holdings, Inc.
2.70%, 10/15/2028 50,000 46,729
6.35%, 2/20/2034 300,000 309,447
LAM Research Corp.
2.88%, 6/15/2050 25,000 15,919
3.13%, 6/15/2060 115,000 70,088
Leidos, Inc.
,
5.50% , 3/15/2035 100,000 99,470
Marvell Technology, Inc.
,
5.75% , 2/15/2029 10,000 10,342
Micron Technology, Inc.
4.19%, 2/15/2027 272,000 272,480
6.75%, 11/01/2029 140,000 149,541
4.66%, 2/15/2030 48,000 47,261
5.88%, 2/09/2033 50,000 51,016
5.88%, 9/15/2033 15,000 15,357
3.37%, 11/01/2041 150,000 106,603
Microsoft Corp.
2.40%, 8/08/2026 235,000 230,721
3.40%, 9/15/2026 30,000 29,834
3.30%, 2/06/2027 469,000 465,190
1.35%, 9/15/2030 375,000 328,118
3.50%, 2/12/2035 100,000 93,073
4.20%, 11/03/2035 100,000 98,273
4.50%, 10/01/2040 25,000 24,396
3.50%, 11/15/2042 400,000 324,384
4.45%, 11/03/2045 55,000 50,289

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Technology – 1.7% (continued)
Microsoft Corp. (continued)
3.70%, 8/08/2046 115,000 92,934
4.25%, 2/06/2047 195,000 174,391
2.53%, 6/01/2050 395,000 244,401
2.92%, 3/17/2052 245,000 162,718
4.00%, 2/12/2055 160,000 128,868
3.95%, 8/08/2056 75,000 59,447
3.04%, 3/17/2062 181,000 116,019
NVIDIA Corp.
1.55%, 6/15/2028 222,000 206,675
2.85%, 4/01/2030 124,000 117,200
2.00%, 6/15/2031 220,000 194,070
3.50%, 4/01/2040 175,000 145,086
NXP BV / NXP Funding LLC
,
5.55% , 12/01/2028 40,000 40,922
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 6/18/2026 45,000 44,594
4.30%, 6/18/2029 20,000 19,547
3.25%, 5/11/2041 25,000 17,748
3.25%, 11/30/2051 80,000 49,711
Oracle Corp.
2.80%, 4/01/2027 322,000 313,223
3.25%, 11/15/2027 210,000 204,686
2.30%, 3/25/2028 125,000 118,250
6.15%, 11/09/2029 200,000 212,396
2.95%, 4/01/2030 22,000 20,338
6.25%, 11/09/2032 47,000 50,127
4.90%, 2/06/2033 1,286,000 1,263,350
4.30%, 7/08/2034 300,000 277,947
3.80%, 11/15/2037 95,000 79,373
6.13%, 7/08/2039 208,000 213,639
3.60%, 4/01/2040 500,000 389,001
4.50%, 7/08/2044 28,000 22,942
4.13%, 5/15/2045 296,000 229,873
4.00%, 11/15/2047 330,000 244,610
3.60%, 4/01/2050 185,000 125,803
3.95%, 3/25/2051 400,000 288,090
5.55%, 2/06/2053 220,000 200,413
3.85%, 4/01/2060 525,000 352,107
4.10%, 3/25/2061 200,000 139,914
QUALCOMM, Inc.
2.15%, 5/20/2030 100,000 90,276
4.65%, 5/20/2035 50,000 49,124
4.80%, 5/20/2045 277,000 248,216
4.30%, 5/20/2047 205,000 168,818
6.00%, 5/20/2053 60,000 61,798
Roper Technologies, Inc.
3.80%, 12/15/2026 40,000 39,603
4.20%, 9/15/2028 100,000 99,192
1.75%, 2/15/2031 125,000 105,624
Salesforce, Inc.
3.70%, 4/11/2028 715,000 711,342
1.50%, 7/15/2028 70,000 64,838
2.70%, 7/15/2041 100,000 70,482
2.90%, 7/15/2051 75,000 47,710

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Technology – 1.7% (continued)
ServiceNow, Inc.
,
1.40% , 9/01/2030 207,000 177,556
Synopsys, Inc.
4.65%, 4/01/2028 150,000 151,763
5.00%, 4/01/2032 250,000 251,690
5.15%, 4/01/2035 165,000 165,536
5.70%, 4/01/2055 145,000 140,018
Take-Two Interactive Software, Inc.
4.95%, 3/28/2028 129,000 131,208
5.40%, 6/12/2029 400,000 410,363
Teledyne FLIR LLC
,
2.50% , 8/01/2030 25,000 22,277
Texas Instruments, Inc.
4.60%, 2/15/2028 143,000 145,139
2.25%, 9/04/2029 38,000 35,059
1.90%, 9/15/2031 50,000 43,251
4.15%, 5/15/2048 350,000 285,153
5.00%, 3/14/2053 65,000 58,970
5.05%, 5/18/2063 135,000 120,673
TSMC Arizona Corp.
1.75%, 10/25/2026 480,000 462,340
2.50%, 10/25/2031 260,000 230,422
VMware LLC
1.40%, 8/15/2026 50,000 48,013
1.80%, 8/15/2028 45,000 41,148
4.70%, 5/15/2030 47,000 46,593
2.20%, 8/15/2031 210,000 178,557
Xilinx, Inc.
,
2.38% , 6/01/2030 40,000 36,323
32,840,590
Utilities – 2.3%
AEP Texas, Inc.
Series I, 2.10%, 7/01/2030 90,000 78,808
5.70%, 5/15/2034 355,000 357,417
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 71,782
3.80%, 6/15/2049 30,000 21,817
5.40%, 3/15/2053 71,000 66,836
Alabama Power Co.
3.94%, 9/01/2032 110,000 103,916
5.85%, 11/15/2033 500,000 530,497
3.75%, 3/01/2045 50,000 38,514
3.13%, 7/15/2051 90,000 58,821
Ameren Corp.
5.70%, 12/01/2026 50,000 50,885
1.75%, 3/15/2028 50,000 46,363
Ameren Illinois Co.
1.55%, 11/15/2030 105,000 90,570
2.90%, 6/15/2051 110,000 68,241
American Electric Power Co., Inc.
5.75%, 11/01/2027 200,000 206,226
5.20%, 1/15/2029 70,000 71,462
2.30%, 3/01/2030 150,000 134,268
5.63%, 3/01/2033 265,000 271,670
6.95%, 12/15/2054 250,000 252,656

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Utilities – 2.3% (continued)
American Water Capital Corp.
3.75%, 9/01/2028 104,000 102,267
3.45%, 6/01/2029 41,000 39,522
2.80%, 5/01/2030 100,000 92,090
4.45%, 6/01/2032 100,000 97,345
6.59%, 10/15/2037 115,000 126,720
4.00%, 12/01/2046 43,000 33,532
3.75%, 9/01/2047 65,000 48,437
3.45%, 5/01/2050 250,000 173,369
Appalachian Power Co.
,
5.65% , 4/01/2034 250,000 253,803
Arizona Public Service Co.
2.60%, 8/15/2029 750,000 692,203
3.50%, 12/01/2049 65,000 43,649
Atmos Energy Corp.
5.90%, 11/15/2033 10,000 10,623
4.13%, 3/15/2049 115,000 90,472
3.38%, 9/15/2049 52,000 35,809
6.20%, 11/15/2053 35,000 37,093
Avista Corp.
4.35%, 6/01/2048 50,000 40,386
4.00%, 4/01/2052 30,000 21,689
Baltimore Gas and Electric Co.
,
5.30% , 6/01/2034 80,000 81,147
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028 257,000 250,994
1.65%, 5/15/2031 125,000 105,454
3.80%, 7/15/2048 100,000 72,759
4.45%, 1/15/2049 150,000 121,091
2.85%, 5/15/2051 185,000 110,050
Black Hills Corp.
3.05%, 10/15/2029 257,000 238,865
6.15%, 5/15/2034 126,000 131,204
CenterPoint Energy Houston Electric LLC
3.95%, 3/01/2048 250,000 192,700
Series AD, 2.90%, 7/01/2050 115,000 72,321
Series AJ, 4.85%, 10/01/2052 50,000 43,869
CenterPoint Energy Resources Corp.
5.25%, 3/01/2028 245,000 251,385
1.75%, 10/01/2030 97,000 83,960
CenterPoint Energy, Inc.
5.25%, 8/10/2026 10,000 10,089
3.70%, 9/01/2049 20,000 14,163
Series A, 7.00%, 2/15/2055 50,000 51,117
6.70%, 5/15/2055 50,000 49,337
Commonwealth Edison Co.
2.55%, 6/15/2026 135,000 132,909
3.70%, 3/01/2045 100,000 75,705
Series 123, 3.75%, 8/15/2047 100,000 74,139
4.00%, 3/01/2048 320,000 247,212
5.30%, 2/01/2053 100,000 92,873
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/01/2030 50,000 47,782
2.40%, 6/15/2031 325,000 289,793
5.13%, 3/15/2035 250,000 251,074
Series 07-A, 6.30%, 8/15/2037 65,000 70,152

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Utilities – 2.3% (continued)
Consolidated Edison Co. of New York, Inc. (continued)
4.50%, 12/01/2045 200,000 168,832
4.63%, 12/01/2054 30,000 24,716
5.50%, 3/15/2055 200,000 190,473
Series C, 4.30%, 12/01/2056 25,000 19,336
4.50%, 5/15/2058 75,000 59,619
3.70%, 11/15/2059 90,000 61,472
3.60%, 6/15/2061 200,000 132,704
Constellation Energy Generation LLC
6.13%, 1/15/2034 45,000 47,297
6.25%, 10/01/2039 283,000 294,354
5.75%, 10/01/2041 55,000 53,547
5.60%, 6/15/2042 55,000 52,498
6.50%, 10/01/2053 105,000 108,508
Consumers Energy Co.
4.63%, 5/15/2033 50,000 48,860
3.75%, 2/15/2050 80,000 59,906
3.50%, 8/01/2051 100,000 70,924
4.20%, 9/01/2052 195,000 155,941
Delmarva Power & Light Co.
,
4.15% , 5/15/2045 50,000 40,419
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 24,175
4.60%, 6/15/2043 50,000 43,692
6.25%, 10/15/2053 60,000 63,664
5.10%, 6/01/2065 50,000 43,315
Dominion Energy, Inc.
Series C, 3.38%, 4/01/2030 70,000 65,825
5.38%, 11/15/2032 25,000 25,289
Series E, 6.30%, 3/15/2033 25,000 26,376
Series F, 5.25%, 8/01/2033 50,000 49,617
7.00%, 6/15/2038 112,000 124,929
Series C, 4.90%, 8/01/2041 25,000 21,982
Series B, 7.00%, 6/01/2054 350,000 364,938
Series A, 6.88%, 2/01/2055 250,000 257,498
DTE Electric Co.
,
4.30% , 7/01/2044 200,000 166,762
DTE Energy Co.
2.85%, 10/01/2026 41,000 40,127
4.88%, 6/01/2028 175,000 176,721
Duke Energy Carolinas LLC
2.95%, 12/01/2026 25,000 24,558
2.85%, 3/15/2032 115,000 101,910
4.95%, 1/15/2033 100,000 100,550
3.88%, 3/15/2046 75,000 58,111
5.40%, 1/15/2054 29,000 27,638
Duke Energy Corp.
2.65%, 9/01/2026 208,000 203,139
5.00%, 12/08/2027 200,000 203,052
2.45%, 6/01/2030 95,000 85,338
4.80%, 12/15/2045 250,000 211,716
3.75%, 9/01/2046 40,000 28,852
3.50%, 6/15/2051 62,000 41,239
5.00%, 8/15/2052 495,000 423,677
6.10%, 9/15/2053 85,000 84,854

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Utilities – 2.3% (continued)
Duke Energy Florida LLC
3.80%, 7/15/2028 20,000 19,750
1.75%, 6/15/2030 100,000 87,682
2.40%, 12/15/2031 106,000 92,966
5.88%, 11/15/2033 1,050,000 1,111,298
6.20%, 11/15/2053 150,000 157,538
Duke Energy Indiana LLC
,
3.75% , 5/15/2046 173,000 129,695
Duke Energy Ohio, Inc.
,
3.70% , 6/15/2046 50,000 36,853
Duke Energy Progress LLC
5.25%, 3/15/2033 150,000 152,958
5.10%, 3/15/2034 200,000 200,728
5.05%, 3/15/2035 100,000 99,637
4.38%, 3/30/2044 100,000 84,510
3.60%, 9/15/2047 50,000 36,186
5.55%, 3/15/2055 150,000 145,151
Edison International
,
4.13% , 3/15/2028 105,000 101,394
Emera US Finance LP
3.55%, 6/15/2026 160,000 157,469
2.64%, 6/15/2031 230,000 199,955
4.75%, 6/15/2046 50,000 40,261
ENEL Chile SA
,
4.88% , 6/12/2028 100,000 99,514
Entergy Corp.
2.95%, 9/01/2026 72,000 70,543
2.80%, 6/15/2030 230,000 209,100
Entergy Louisiana LLC
1.60%, 12/15/2030 10,000 8,555
3.05%, 6/01/2031 445,000 409,196
2.35%, 6/15/2032 251,000 213,583
4.00%, 3/15/2033 160,000 149,336
4.95%, 1/15/2045 100,000 87,272
4.20%, 9/01/2048 60,000 47,224
5.70%, 3/15/2054 200,000 194,843
Entergy Mississippi LLC
,
2.85% , 6/01/2028 155,000 148,593
Entergy Texas, Inc.
,
5.80% , 9/01/2053 80,000 78,402
Essential Utilities, Inc.
3.57%, 5/01/2029 200,000 191,343
2.70%, 4/15/2030 100,000 91,028
Evergy Kansas Central, Inc.
5.25%, 3/15/2035 250,000 252,078
4.25%, 12/01/2045 90,000 72,583
Evergy, Inc.
,
2.90% , 9/15/2029 100,000 93,330
Eversource Energy
4.75%, 5/15/2026 115,000 115,087
Series U, 1.40%, 8/15/2026 31,000 29,785
5.45%, 3/01/2028 225,000 230,555
5.95%, 2/01/2029 50,000 52,121
Series O, 4.25%, 4/01/2029 100,000 98,707
Series R, 1.65%, 8/15/2030 100,000 85,461
5.13%, 5/15/2033 165,000 162,678
3.45%, 1/15/2050 120,000 81,183
Exelon Corp.
5.15%, 3/15/2028 248,000 253,093
4.70%, 4/15/2050 210,000 172,578
5.88%, 3/15/2055 200,000 194,931

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Utilities – 2.3% (continued)
Florida Power & Light Co.
4.45%, 5/15/2026 140,000 140,210
Series A, 3.30%, 5/30/2027 310,000 304,826
5.05%, 4/01/2028 115,000 118,028
4.40%, 5/15/2028 245,000 247,011
4.80%, 5/15/2033 125,000 124,380
5.96%, 4/01/2039 95,000 100,140
3.95%, 3/01/2048 105,000 82,510
3.99%, 3/01/2049 300,000 235,447
3.15%, 10/01/2049 25,000 16,681
2.88%, 12/04/2051 380,000 239,217
Georgia Power Co.
4.30%, 3/15/2043 25,000 20,889
Series A, 3.25%, 3/15/2051 316,000 210,416
5.13%, 5/15/2052 145,000 133,395
Idaho Power Co.
5.20%, 8/15/2034 65,000 65,585
Series K, 4.20%, 3/01/2048 25,000 20,051
5.80%, 4/01/2054 50,000 49,276
Indiana Michigan Power Co.
,
4.25% , 8/15/2048 300,000 236,959
Interstate Power & Light Co.
3.60%, 4/01/2029 350,000 339,290
2.30%, 6/01/2030 15,000 13,398
4.95%, 9/30/2034 100,000 97,471
5.45%, 9/30/2054 100,000 93,951
IPALCO Enterprises, Inc.
,
5.75% , 4/01/2034 100,000 99,478
Kentucky Utilities Co.
,
5.45% , 4/15/2033 25,000 25,594
Louisville Gas & Electric Co.
,
4.25% , 4/01/2049 165,000 129,223
MidAmerican Energy Co.
3.65%, 4/15/2029 215,000 210,771
3.65%, 8/01/2048 50,000 37,159
4.25%, 7/15/2049 270,000 216,816
2.70%, 8/01/2052 150,000 89,083
5.85%, 9/15/2054 30,000 30,369
Mississippi Power Co.
,
Series 12-A , 4.25% , 3/15/2042 30,000 24,993
National Fuel Gas Co.
,
2.95% , 3/01/2031 85,000 75,249
National Grid USA
,
5.80% , 4/01/2035 125,000 125,438
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/2026 45,000 43,432
4.80%, 3/15/2028 257,000 261,429
5.05%, 9/15/2028 160,000 163,677
5.00%, 8/15/2034 310,000 308,425
Nevada Power Co.
Series CC, 3.70%, 5/01/2029 255,000 249,630
Series DD, 2.40%, 5/01/2030 65,000 58,888
Series EE, 3.13%, 8/01/2050 35,000 22,291
6.00%, 3/15/2054 10,000 10,097
NextEra Energy Capital Holdings, Inc.
3.50%, 4/01/2029 85,000 81,755
2.75%, 11/01/2029 75,000 69,522
5.00%, 2/28/2030 80,000 81,585
2.25%, 6/01/2030 347,000 309,347
2.44%, 1/15/2032 240,000 205,156
5.05%, 2/28/2033 160,000 159,186
3.00%, 1/15/2052 67,000 40,754

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Utilities – 2.3% (continued)
NextEra Energy Capital Holdings, Inc. (continued)
5.25%, 2/28/2053 90,000 80,647
3.80%, 3/15/2082 260,000 244,289
NiSource, Inc.
3.49%, 5/15/2027 155,000 152,257
5.95%, 6/15/2041 163,000 163,278
5.25%, 2/15/2043 35,000 32,331
4.80%, 2/15/2044 100,000 87,856
5.65%, 2/01/2045 50,000 48,165
4.38%, 5/15/2047 185,000 150,305
5.00%, 6/15/2052 176,000 152,856
Northern States Power Co.
4.00%, 8/15/2045 40,000 32,063
2.90%, 3/01/2050 35,000 22,388
5.10%, 5/15/2053 252,000 230,403
NSTAR Electric Co.
,
4.55% , 6/01/2052 45,000 37,340
Oglethorpe Power Corp.
5.38%, 11/01/2040 50,000 47,943
5.05%, 10/01/2048 200,000 173,576
Oklahoma Gas & Electric Co.
3.80%, 8/15/2028 130,000 128,298
5.60%, 4/01/2053 60,000 57,797
Oncor Electric Delivery Co. LLC
4.30%, 5/15/2028 10,000 10,034
3.70%, 11/15/2028 100,000 98,245
4.65%, 11/01/2029 400,000 403,740
5.65%, 11/15/2033 50,000 51,983
5.35%, 4/01/2035
(b)
200,000 202,663
3.80%, 9/30/2047 50,000 37,375
3.10%, 9/15/2049 205,000 132,446
4.95%, 9/15/2052 140,000 123,447
One Gas, Inc.
,
4.50% , 11/01/2048 45,000 36,938
Pacific Gas & Electric Co.
3.75%, 7/01/2028 205,400 198,951
4.65%, 8/01/2028 100,000 99,469
2.50%, 2/01/2031 430,000 371,341
3.25%, 6/01/2031 70,000 62,552
4.50%, 7/01/2040 100,000 83,031
3.30%, 8/01/2040 110,000 79,354
4.20%, 6/01/2041 75,000 58,275
4.60%, 6/15/2043 100,000 79,691
4.00%, 12/01/2046 50,000 35,701
3.95%, 12/01/2047 50,000 35,249
4.95%, 7/01/2050 430,000 348,966
3.50%, 8/01/2050 225,000 143,847
5.25%, 3/01/2052 66,000 55,034
6.75%, 1/15/2053 137,000 138,316
PacifiCorp
6.00%, 1/15/2039 240,000 243,833
4.10%, 2/01/2042 35,000 27,754
4.13%, 1/15/2049 100,000 75,537
2.90%, 6/15/2052 205,000 120,453
5.35%, 12/01/2053 100,000 89,157

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Utilities – 2.3% (continued)
PECO Energy Co.
4.90%, 6/15/2033 209,000 209,859
5.95%, 10/01/2036 350,000 372,577
3.90%, 3/01/2048 300,000 230,612
PG&E Energy Recovery Funding LLC
,
Series A-3 , 2.82% , 7/15/2046 25,000 17,661
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 49,264 48,562
Series A-2, 4.26%, 6/01/2036 140,000 132,133
Series A-2, 4.72%, 6/01/2037 250,000 242,670
Series A-4, 5.21%, 12/01/2047 160,000 151,637
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 22,071
3.35%, 6/01/2050 130,000 84,313
PPL Capital Funding, Inc.
,
3.10% , 5/15/2026 65,000 64,097
PPL Electric Utilities Corp.
,
5.25% , 5/15/2053 370,000 350,582
Public Service Co. of Colorado
3.60%, 9/15/2042 25,000 19,185
4.05%, 9/15/2049 42,000 31,899
Series 34, 3.20%, 3/01/2050 77,000 50,615
5.25%, 4/01/2053 600,000 543,269
Public Service Co. of New Hampshire
,
5.15% , 1/15/2053 100,000 91,450
Public Service Co. of Oklahoma
,
5.25% , 1/15/2033 100,000 100,145
Public Service Electric & Gas Co.
1.90%, 8/15/2031 385,000 330,910
4.90%, 12/15/2032 100,000 100,858
5.20%, 8/01/2033 10,000 10,170
3.65%, 9/01/2042 25,000 19,478
3.80%, 3/01/2046 225,000 172,284
3.85%, 5/01/2049 40,000 30,500
5.45%, 8/01/2053 119,000 114,765
Public Service Enterprise Group, Inc.
5.88%, 10/15/2028 15,000 15,656
1.60%, 8/15/2030 60,000 51,228
6.13%, 10/15/2033 338,000 355,124
Puget Energy, Inc.
2.38%, 6/15/2028 50,000 46,919
4.10%, 6/15/2030 75,000 71,527
4.22%, 3/15/2032 130,000 120,455
Puget Sound Energy, Inc.
5.33%, 6/15/2034 300,000 303,839
3.25%, 9/15/2049 69,000 45,426
San Diego Gas & Electric Co.
2.50%, 5/15/2026 55,000 53,869
4.95%, 8/15/2028 55,000 56,077
Series XXX, 3.00%, 3/15/2032 100,000 88,052
Series RRR, 3.75%, 6/01/2047 368,000 267,329
Series UUU, 3.32%, 4/15/2050 105,000 69,870
Sempra Energy
5.40%, 8/01/2026 236,000 237,853
3.25%, 6/15/2027 128,000 124,369
3.80%, 2/01/2038 160,000 129,387
6.00%, 10/15/2039 425,000 423,018

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Utilities – 2.3% (continued)
Sierra Pacific Power Co.
,
5.90% , 3/15/2054 90,000 88,863
Southern California Edison Co.
5.85%, 11/01/2027 103,000 105,332
2.85%, 8/01/2029 120,000 110,509
Series G, 2.50%, 6/01/2031 275,000 237,093
5.95%, 11/01/2032 215,000 217,566
Series 13-A, 3.90%, 3/15/2043 50,000 36,972
4.65%, 10/01/2043 260,000 210,541
4.00%, 4/01/2047 602,000 430,132
Series B, 4.88%, 3/01/2049 60,000 48,699
3.65%, 2/01/2050 105,000 70,136
5.88%, 12/01/2053 10,000 9,221
Southern California Gas Co.
2.95%, 4/15/2027 158,000 153,961
5.20%, 6/01/2033 10,000 9,984
3.75%, 9/15/2042 45,000 34,589
Series VV, 4.30%, 1/15/2049 65,000 51,310
Series WW, 3.95%, 2/15/2050 20,000 14,877
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047 45,000 36,221
Series 21A, 3.15%, 9/30/2051 139,000 86,464
Southern Power Co.
5.15%, 9/15/2041 100,000 92,706
5.25%, 7/15/2043 45,000 41,439
Southwest Gas Corp.
,
2.20% , 6/15/2030 130,000 114,424
Southwestern Electric Power Co.
,
Series K , 2.75% , 10/01/2026 91,000 88,687
Spire Missouri, Inc.
4.80%, 2/15/2033 50,000 49,391
Series 2034, 5.15%, 8/15/2034 65,000 65,374
Tampa Electric Co.
2.40%, 3/15/2031 60,000 52,820
4.35%, 5/15/2044 22,000 18,296
3.63%, 6/15/2050 115,000 82,150
The AES Corp.
5.45%, 6/01/2028 320,000 324,926
2.45%, 1/15/2031 50,000 42,827
The Cleveland Electric Illuminating Company
,
5.95% , 12/15/2036 30,000 30,911
The Connecticut Light & Power Company
Series A, 3.20%, 3/15/2027 175,000 172,185
Series A, 2.05%, 7/01/2031 110,000 95,250
4.30%, 4/15/2044 200,000 166,070
5.25%, 1/15/2053 42,000 39,122
The Southern Company
3.25%, 7/01/2026 483,000 476,749
4.85%, 6/15/2028 57,000 57,903
5.50%, 3/15/2029 173,000 179,559
5.70%, 3/15/2034 15,000 15,522
4.40%, 7/01/2046 205,000 166,546
The Toledo Edison Company
,
6.15% , 5/15/2037 25,000 26,908
Tucson Electric Power Co.
1.50%, 8/01/2030 50,000 42,717
4.00%, 6/15/2050 60,000 44,727
5.50%, 4/15/2053 50,000 46,968

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 23.9% (continued)
Utilities – 2.3% (continued)
Union Electric Co.
2.95%, 3/15/2030 50,000 46,769
3.90%, 9/15/2042 50,000 40,420
4.00%, 4/01/2048 46,000 35,453
3.25%, 10/01/2049 122,000 83,161
5.45%, 3/15/2053 50,000 47,636
5.13%, 3/15/2055 200,000 180,984
Virginia Electric & Power Co.
Series B, 2.95%, 11/15/2026 30,000 29,400
Series B, 3.75%, 5/15/2027 80,000 79,355
Series A, 3.80%, 4/01/2028 100,000 98,937
5.30%, 8/15/2033 10,000 10,089
5.15%, 3/15/2035 200,000 197,946
4.45%, 2/15/2044 115,000 96,984
Series B, 3.80%, 9/15/2047 520,000 385,246
2.45%, 12/15/2050 235,000 129,325
5.70%, 8/15/2053 60,000 58,474
Washington Gas Light Co.
,
3.65% , 9/15/2049 144,000 103,424
WEC Energy Group, Inc.
5.60%, 9/12/2026 5,000 5,068
5.15%, 10/01/2027 200,000 203,249
4.75%, 1/15/2028 200,000 202,245
2.20%, 12/15/2028 65,000 60,121
Wisconsin Electric Power Co.
,
5.63% , 5/15/2033 65,000 68,500
Wisconsin Power & Light Co.
1.95%, 9/16/2031 50,000 42,700
4.95%, 4/01/2033 50,000 49,603
Wisconsin Public Service Corp.
,
3.30% , 9/01/2049 270,000 183,723
Xcel Energy, Inc.
1.75%, 3/15/2027 70,000 66,567
4.00%, 6/15/2028 75,000 73,951
4.60%, 6/01/2032 100,000 96,430
3.50%, 12/01/2049 125,000 83,504
43,599,448
Total Corporate Bonds and Notes (cost $463,063,865) 451,006,689
Foreign Governmental – 1.5%
Canada Government International Bond
,
3.75%, 4/26/2028 325,000 326,224
Chile Government International Bond
2.75%, 1/31/2027 200,000 194,352
3.24%, 2/06/2028 200,000 193,805
4.85%, 1/22/2029 200,000 202,727
2.45%, 1/31/2031 49,000 43,504
3.50%, 1/31/2034 500,000 447,139
3.10%, 5/07/2041 482,000 355,722
3.10%, 1/22/2061 351,000 207,805
Export Development Canada
4.38%, 6/29/2026 300,000 301,830
4.13%, 2/13/2029 100,000 101,384
4.75%, 6/05/2034 200,000 207,541
Export-Import Bank of Korea
2.63%, 5/26/2026 760,000 747,249
4.13%, 10/17/2027 200,000 200,108
4.50%, 1/11/2029 500,000 504,223

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.5% (continued)
Export-Import Bank of Korea (continued)
2.50%, 6/29/2041 170,000 118,439
Hydro-Quebec
,
Series HH, 8.50%, 12/01/2029 25,000 29,428
Indonesia Government International Bond
3.50%, 1/11/2028 390,000 381,973
3.40%, 9/18/2029 40,000 38,254
5.25%, 1/15/2030 200,000 204,608
2.85%, 2/14/2030 420,000 387,445
4.85%, 1/11/2033 200,000 197,593
4.70%, 2/10/2034 510,000 495,243
3.70%, 10/30/2049 200,000 145,842
3.35%, 3/12/2071 626,000 385,920
Israel Government AID Bond
,
Series 30Y, 5.50%, 9/18/2033 40,000 42,508
Israel Government International Bond
Series 30Y, 3.88%, 7/03/2050 693,000 478,108
Series 30Y, 5.75%, 3/12/2054 550,000 493,374
Korea International Bond
,
4.13%, 6/10/2044 425,000 371,004
Mexico Government International Bond
4.50%, 4/22/2029 50,000 48,932
3.25%, 4/16/2030 75,000 68,267
6.00%, 5/13/2030 200,000 205,576
2.66%, 5/24/2031 50,000 42,497
4.75%, 4/27/2032 70,000 65,524
Series A, 7.50%, 4/08/2033 150,000 164,072
4.88%, 5/19/2033 295,000 271,287
3.50%, 2/12/2034 1,322,000 1,081,724
Series A, 6.75%, 9/27/2034 89,000 92,284
6.88%, 5/13/2037 200,000 202,554
4.28%, 8/14/2041 1,253,000 932,297
4.75%, 3/08/2044 424,000 320,772
4.50%, 1/31/2050 150,000 104,583
6.34%, 5/04/2053 200,000 175,497
6.40%, 5/07/2054 200,000 176,528
7.38%, 5/13/2055 200,000 198,060
Panama Government International Bond
8.88%, 9/30/2027 380,000 411,433
3.16%, 1/23/2030 375,000 328,935
6.70%, 1/26/2036 495,000 477,304
4.50%, 4/16/2050 237,000 151,777
4.50%, 4/01/2056 293,000 179,138
3.87%, 7/23/2060 305,000 165,191
Peruvian Government International Bond
1.86%, 12/01/2032 306,000 241,419
8.75%, 11/21/2033 71,000 86,347
3.00%, 1/15/2034 427,000 356,617
6.55%, 3/14/2037 862,000 915,761
Philippine Government International Bond
9.50%, 2/02/2030 267,000 323,022
1.95%, 1/06/2032
(a)
900,000 756,381
5.50%, 2/04/2035 300,000 309,206
3.95%, 1/20/2040 331,000 281,379
2.65%, 12/10/2045 700,000 448,183
5.90%, 2/04/2050 200,000 202,144
Province of Alberta Canada
3.30%, 3/15/2028 665,000 656,224
4.50%, 6/26/2029 400,000 409,677

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.5% (continued)
Province of Alberta Canada (continued)
1.30%, 7/22/2030 325,000 283,711
Province of British Columbia Canada
2.25%, 6/02/2026 150,000 147,348
4.90%, 4/24/2029 500,000 518,533
1.30%, 1/29/2031 220,000 189,088
4.20%, 7/06/2033 215,000 210,707
Province of Manitoba Canada
,
2.13%, 6/22/2026 1,208,000 1,183,785
Province of Ontario Canada
2.30%, 6/15/2026 350,000 343,871
1.05%, 5/21/2027 65,000 61,484
2.00%, 10/02/2029 180,000 165,956
1.13%, 10/07/2030 594,000 510,746
1.60%, 2/25/2031 350,000 305,601
1.80%, 10/14/2031 361,000 311,926
2.13%, 1/21/2032 95,000 83,343
Province of Quebec Canada
2.75%, 4/12/2027 145,000 142,066
Series PD, 7.50%, 9/15/2029 55,000 62,711
1.35%, 5/28/2030 400,000 351,616
1.90%, 4/21/2031 800,000 708,485
Province of Saskatchewan Canada
,
3.25%, 6/08/2027 30,000 29,634
Republic of Italy Government International Bond
Series 10Y, 4.00%, 10/17/2049 300,000 216,701
Series 30Y, 3.88%, 5/06/2051 425,000 293,398
Republic of Poland Government International Bond
5.50%, 11/16/2027 110,000 113,292
5.50%, 4/04/2053 355,000 331,365
5.50%, 3/18/2054 400,000 372,597
Svensk Exportkredit AB
4.13%, 6/14/2028 350,000 354,006
0.00%, 5/11/2037
(c)
30,000 16,679
Uruguay Government International Bond
4.38%, 10/27/2027 1,174,000 1,174,885
4.38%, 1/23/2031 260,000 257,223
4.13%, 11/20/2045 50,000 42,044
5.10%, 6/18/2050 284,000 260,153
4.98%, 4/20/2055 280,000 246,247
Total Foreign Governmental (cost $29,040,008) 27,943,145
Municipal Securities – 0.3%
Bay Area Toll Authority, RB
7.04%, 4/01/2050 10,000 11,520
6.91%, 10/01/2050 380,000 432,620
California State University, RB
2.98%, 11/01/2051 15,000 9,924
2.72%, 11/01/2052 50,000 31,769
Chicago Transit Authority Sales & Transfer Tax Receipts, RB
,
6.90%, 12/01/2040 93,855 104,230
City of Los Angeles Department of Airports Customer Facility Charge, RB
,
4.24%, 5/15/2048 620,000 524,184
City of San Francisco, CA Public Utilities Commission Water, RB
,
6.95%, 11/01/2050 110,000 123,850
Commonwealth of Massachusetts, RB
,
5.46%, 12/01/2039 320,000 327,743
Dallas Fort Worth International Airport, RB
2.84%, 11/01/2046 175,000 125,386
4.09%, 11/01/2051 100,000 81,165
4.51%, 11/01/2051 40,000 33,952

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.3% (continued)
Health & Educational Facilities Authority of The State of Missouri, RB
,
3.23%, 5/15/2050 500,000 349,357
Idaho Energy Resources Authority, RB
,
2.86%, 9/01/2046 45,000 30,901
Indiana Finance Authority, RB
,
3.05%, 1/01/2051 65,000 45,980
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
,
Series
2022-ELL, Class A4, 4.48%, 8/01/2039 100,000 91,546
Michigan State University, RB
,
4.17%, 8/15/2122 100,000 70,990
Municipal Electric Authority of Georgia, RB
,
6.64%, 4/01/2057 97,000 105,464
New Jersey Turnpike Authority, RB
7.41%, 1/01/2040 200,000 240,698
7.10%, 1/01/2041 345,000 393,337
New York City Municipal Water Finance Authority, RB
5.72%, 6/15/2042 225,000 226,869
5.44%, 6/15/2043 790,000 774,326
North Texas Tollway Authority, RB
,
6.72%, 1/01/2049 15,000 16,682
Port Authority of New York & New Jersey, RB
4.96%, 8/01/2046 100,000 93,941
3.14%, 2/15/2051 250,000 178,472
4.46%, 10/01/2062 150,000 125,785
Regents of The University of California Medical Center Pooled, RB
6.58%, 5/15/2049 315,000 340,892
3.01%, 5/15/2050 465,000 300,772
Rutgers, The State University of New Jersey, RB
,
3.27%, 5/01/2043 60,000 47,637
Sales Tax Securitization Corp., GO
,
3.82%, 1/01/2048 170,000 130,923
San Diego County Regional Transportation Commission, RB
,
5.91%, 4/01/2048 45,000 45,627
State Board of Administration Finance Corp., RB
,
1.71%, 7/01/2027 100,000 94,868
State of California, GO
5.13%, 9/01/2029 100,000 104,009
7.50%, 4/01/2034 75,000 87,027
7.30%, 10/01/2039 85,000 98,660
7.63%, 3/01/2040 385,000 464,176
7.60%, 11/01/2040 15,000 18,215
State of Illinois Sales Tax Securitization Corp., RB
,
3.59%, 1/01/2043 30,000 24,816
State of Illinois, GO
,
5.10%, 6/01/2033 18,824 18,816
Texas Natural Gas Securitization Finance Corp., RB
,
Series 2023-1, Class A2, 5.17%, 4/01/2041 50,000 50,454
Texas Private Activity Bond Surface Transportation Corp., RB
,
3.92%, 12/31/2049 10,000 7,843
The Ohio State University, RB
4.91%, 6/01/2040 50,000 49,141
4.80%, 6/01/2111 10,000 8,550
University of Michigan, RB
2.44%, 4/01/2040 54,000 39,482
4.45%, 4/01/2122 50,000 39,806
University of Virginia, RB
,
2.58%, 11/01/2051 100,000 60,669
Total Municipal Securities (cost $7,158,461) 6,583,074
Supranational Bank – 1.4%
African Development Bank
5.75%
(d)
400,000 381,062
Series G, 4.38%, 11/03/2027 1,385,000 1,408,891
Asian Development Bank
Series G, 4.88%, 5/21/2026 500,000 505,150
Series G, 1.50%, 1/20/2027 725,000 698,635
Series G, 3.13%, 8/20/2027 465,000 459,709
Series G, 4.50%, 8/25/2028 935,000 959,330
1.75%, 9/19/2029 150,000 137,896
Series G, 3.88%, 6/14/2033 750,000 739,529

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
Asian Development Bank (continued)
Series G, 4.13%, 1/12/2034 200,000 198,948
Corp. Andina de Fomento
2.25%, 2/08/2027 338,000 327,625
5.00%, 1/24/2029 370,000 381,460
Council of Europe Development Bank
3.75%, 5/25/2026 200,000 199,769
3.63%, 1/26/2028 75,000 74,913
European Bank For Reconstruction & Development
Series G, 4.38%, 3/09/2028 728,000 742,147
4.25%, 3/13/2034 100,000 100,068
European Investment Bank
2.38%, 5/24/2027 150,000 146,110
3.25%, 11/15/2027 645,000 639,260
3.88%, 3/15/2028 100,000 100,662
3.88%, 6/15/2028 400,000 402,864
4.00%, 2/15/2029 275,000 278,051
4.75%, 6/15/2029 1,315,000 1,366,593
0.88%, 5/17/2030 700,000 607,385
3.63%, 7/15/2030 900,000 892,473
1.25%, 2/14/2031 100,000 86,637
3.75%, 2/14/2033 100,000 98,138
4.13%, 2/13/2034 600,000 596,951
4.63%, 2/12/2035 500,000 516,488
Inter-American Development Bank
Series G, 4.50%, 5/15/2026 1,200,000 1,207,103
0.63%, 9/16/2027 65,000 60,584
1.13%, 7/20/2028 535,000 494,116
4.13%, 2/15/2029 400,000 406,069
3.50%, 9/14/2029 138,000 136,566
1.13%, 1/13/2031 755,000 650,190
Series G, 3.63%, 9/17/2031 600,000 588,107
3.88%, 10/28/2041 150,000 133,647
International Bank For Reconstruction & Development
3.13%, 6/15/2027 1,475,000 1,458,332
2.50%, 11/22/2027 400,000 388,997
3.88%, 10/16/2029 800,000 803,989
4.00%, 7/25/2030 155,000 156,397
0.75%, 8/26/2030 575,000 490,771
1.25%, 2/10/2031 50,000 43,277
1.63%, 11/03/2031 2,555,000 2,211,177
2.50%, 3/29/2032 400,000 363,426
4.75%, 11/14/2033 70,000 72,662
Series G, 4.75%, 2/15/2035 160,000 165,983
International Finance Corp.
Series G, 0.75%, 10/08/2026 814,000 780,615
Series G, 4.38%, 1/15/2027 210,000 212,248
Series G, 4.50%, 7/13/2028 50,000 51,280
0.75%, 8/27/2030 80,000 68,314
Japan Bank For International Cooperation
2.25%, 11/04/2026 634,000 618,678
4.63%, 7/19/2028 200,000 204,763
3.50%, 10/31/2028 600,000 593,366
1.25%, 1/21/2031 260,000 222,875
4.38%, 1/24/2031 500,000 507,728
Japan International Cooperation Agency
,
2.13%, 10/20/2026 400,000 389,375

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
The Asian Infrastructure Investment Bank
4.00%, 1/18/2028 110,000 111,009
4.13%, 1/18/2029 400,000 405,962
Total Supranational Bank (cost $26,852,041) 27,044,350
U.S. Government Agencies – 26.4%
Federal Farm Credit Banks Funding Corp.
4.38%, 6/23/2026 650,000 653,806
0.75%, 12/16/2026 116,000 110,376
1.12%, 9/01/2028 50,000 45,464
1.10%, 8/10/2029 136,000 121,383
1.23%, 7/29/2030 26,000 22,641
1.15%, 8/12/2030 150,000 128,267
1.24%, 9/03/2030 550,000 472,447
1.38%, 1/14/2031 150,000 128,066
2.02%, 4/01/2031 500,000 439,978
1.79%, 6/22/2035 200,000 150,972
Federal Home Loan Banks
1.00%, 3/23/2026 4,875 4,734
1.00%, 7/27/2026 875,000 842,353
1.88%, 9/11/2026 340,000 331,145
4.63%, 11/17/2026 500,000 506,800
1.25%, 12/21/2026 590,000 566,937
3.00%, 3/12/2027 300,000 296,342
3.25%, 11/16/2028 1,085,000 1,071,142
Federal Home Loan Mortgage Corporation
0.80%, 10/28/2026
(e)
700,000 668,985
2.50%, 9/01/2027
(e)
4,540 4,459
4.00%, 7/01/2029
(e)
1,068 1,062
3.00%, 2/01/2031
(e)
15,368 14,945
2.50%, 12/01/2031
(e)
10,009 9,586
2.50%, 3/01/2032
(e)
59,523 56,921
6.25%, 7/15/2032
(e)
458,000 519,786
2.50%, 9/01/2032
(e)
124,262 118,409
3.00%, 9/01/2032
(e)
29,271 28,260
3.00%, 10/01/2032
(e)
11,212 10,860
3.00%, 1/01/2033
(e)
3,580 3,455
3.00%, 2/01/2033
(e)
10,872 10,515
3.50%, 2/01/2033
(e)
15,703 15,361
3.00%, 4/01/2033
(e)
38,330 37,290
3.00%, 4/01/2033
(e)
13,650 13,367
3.00%, 7/01/2033
(e)
60,117 57,843
4.00%, 4/01/2034
(e)
16,300 16,135
3.00%, 8/01/2034
(e)
12,387 11,879
3.50%, 3/01/2035
(e)
5,762 5,577
2.50%, 4/01/2035
(e)
10,903 10,179
3.00%, 4/01/2035
(e)
80,636 77,586
3.00%, 4/01/2035
(e)
21,821 20,898
2.50%, 5/01/2035
(e)
27,493 25,744
3.00%, 6/01/2035
(e)
47,275 45,886
3.00%, 6/01/2035
(e)
29,412 28,168
2.50%, 7/01/2035
(e)
169,001 158,458
2.00%, 8/01/2035
(e)
160,635 147,534
2.50%, 9/01/2035
(e)
90,647 84,767
2.00%, 10/01/2035
(e)
261,985 240,498
2.00%, 10/01/2035
(e)
134,582 123,490

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.50%, 10/01/2035
(e)
18,463 17,265
2.50%, 10/01/2035
(e)
219,689 205,839
3.00%, 10/01/2035
(e)
147,370 141,137
1.50%, 11/01/2035
(e)
606,503 540,380
2.00%, 11/01/2035
(e)
60,532 55,313
1.50%, 12/01/2035
(e)
59,455 52,952
2.00%, 12/01/2035
(e)
401,658 367,921
2.50%, 1/01/2036
(e)
26,995 25,211
1.50%, 2/01/2036
(e)
130,076 115,759
2.00%, 2/01/2036
(e)
278,247 253,199
1.50%, 3/01/2036
(e)
57,358 51,040
1.50%, 4/01/2036
(e)
84,683 75,352
2.00%, 5/01/2036
(e)
449,644 411,485
2.50%, 6/01/2036
(e)
237,605 221,471
2.00%, 8/01/2036
(e)
157,805 143,576
1.50%, 9/01/2036
(e)
33,140 29,338
1.00%, 10/01/2036
(e)
52,686 45,476
1.50%, 10/01/2036
(e)
94,693 83,874
1.50%, 10/01/2036
(e)
857,734 759,728
2.00%, 10/01/2036
(e)
81,751 74,342
1.50%, 11/01/2036
(e)
69,229 61,302
2.00%, 11/01/2036
(e)
88,980 80,895
2.00%, 12/01/2036
(e)
16,731 15,207
1.50%, 1/01/2037
(e)
188,131 166,504
2.00%, 1/01/2037
(e)
40,501 37,064
2.00%, 1/01/2037
(e)
88,512 80,368
1.50%, 2/01/2037
(e)
135,457 120,042
1.50%, 2/01/2037
(e)
144,128 127,526
1.50%, 2/01/2037
(e)
462,152 408,918
2.00%, 2/01/2037
(e)
546,752 496,695
1.50%, 3/01/2037
(e)
91,401 80,725
2.00%, 3/01/2037
(e)
169,538 154,880
2.50%, 3/01/2037
(e)
139,636 130,009
1.50%, 4/01/2037
(e)
657,473 580,675
1.50%, 4/01/2037
(e)
41,812 37,015
2.50%, 4/01/2037
(e)
179,065 167,447
1.50%, 5/01/2037
(e)
86,096 76,039
3.00%, 5/01/2037
(e)
11,735 11,084
3.00%, 5/01/2037
(e)
15,646 14,762
3.00%, 5/01/2037
(e)
18,205 17,435
3.00%, 9/01/2037
(e)
26,233 24,906
3.50%, 9/01/2037
(e)
62,719 60,433
4.00%, 9/01/2037
(e)
49,229 48,148
3.00%, 10/01/2037
(e)
90,310 85,740
3.50%, 10/01/2037
(e)
30,538 29,425
4.00%, 4/01/2038
(e)
98,159 95,846
3.00%, 5/01/2038
(e)
805,834 771,748
4.50%, 5/01/2038
(e)
17,934 17,810
3.00%, 6/01/2038
(e)
18,170 17,193
3.50%, 6/01/2038
(e)
22,606 21,782
4.50%, 6/01/2038
(e)
53,256 52,888
3.00%, 7/01/2038
(e)
97,336 92,410
3.00%, 7/01/2038
(e)
51,449 48,846
5.50%, 8/01/2038
(e)
48,766 49,581
5.00%, 10/01/2038
(e)
35,470 35,654
5.00%, 11/01/2038
(e)
181,103 182,045

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
0.00%, 11/15/2038
(c)(e)
250,000 128,853
3.00%, 3/01/2040
(e)
71,920 67,142
2.50%, 4/01/2040
(e)
5,821 5,225
2.50%, 5/01/2040
(e)
134,863 121,008
2.00%, 8/01/2040
(e)
248,242 214,724
2.50%, 9/01/2040
(e)
45,235 40,531
2.50%, 10/01/2040
(e)
12,902 11,560
1.50%, 11/01/2040
(e)
163,448 135,438
4.00%, 11/01/2040
(e)
41,863 40,635
1.50%, 1/01/2041
(e)
100,864 83,422
1.50%, 5/01/2041
(e)
163,930 135,179
4.50%, 5/01/2041
(e)
80,722 80,165
2.00%, 6/01/2041
(e)
177,120 151,928
2.00%, 12/01/2041
(e)
208,278 178,189
2.50%, 12/01/2041
(e)
346,533 307,866
1.50%, 2/01/2042
(e)
39,237 32,258
2.00%, 3/01/2042
(e)
187,761 160,230
2.00%, 4/01/2042
(e)
40,080 34,204
2.50%, 4/01/2042
(e)
975,566 864,239
2.50%, 5/01/2042
(e)
80,476 71,267
3.50%, 5/01/2042
(e)
458,350 431,149
3.00%, 6/01/2042
(e)
20,100 18,384
3.00%, 7/01/2042
(e)
61,355 56,119
4.00%, 8/01/2042
(e)
37,335 35,559
3.00%, 9/01/2042
(e)
519,656 485,133
4.00%, 9/01/2042
(e)
19,087 18,179
3.00%, 12/01/2042
(e)
13,833 12,594
3.00%, 1/01/2043
(e)
36,041 32,812
3.50%, 2/01/2043
(e)
40,611 38,011
4.50%, 2/01/2043
(e)
72,444 71,475
3.00%, 4/01/2043
(e)
52,453 47,657
5.00%, 6/01/2043
(e)
18,838 18,862
3.50%, 10/01/2043
(e)
137,769 128,691
3.50%, 12/01/2044
(e)
36,083 33,592
4.00%, 12/01/2044
(e)
16,787 16,089
4.50%, 12/01/2044
(e)
72,717 70,875
3.00%, 1/01/2045
(e)
267,447 240,436
4.00%, 2/01/2045
(e)
36,787 35,259
3.00%, 5/01/2045
(e)
7,865 7,017
3.50%, 7/01/2045
(e)
57,256 52,905
3.50%, 7/01/2045
(e)
42,885 39,572
4.00%, 9/01/2045
(e)
91,528 87,153
3.50%, 10/01/2045
(e)
45,974 42,475
4.50%, 10/01/2045
(e)
51,357 50,567
4.00%, 11/01/2045
(e)
160,920 153,229
3.50%, 12/01/2045
(e)
6,013 5,549
3.50%, 3/01/2046
(e)
256,592 236,771
3.50%, 6/01/2046
(e)
333,769 307,063
3.50%, 8/01/2046
(e)
364,657 336,418
3.50%, 8/01/2046
(e)
317,495 293,274
3.00%, 9/01/2046
(e)
240,254 213,974
3.00%, 11/01/2046
(e)
43,195 38,390
3.00%, 12/01/2046
(e)
131,222 116,626
3.00%, 1/01/2047
(e)
40,744 36,472
3.50%, 2/01/2047
(e)
2,386,562 2,195,420
3.00%, 8/01/2047
(e)
36,694 32,613

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
4.00%, 8/01/2047
(e)
32,967 31,270
3.00%, 9/01/2047
(e)
177,931 155,476
3.50%, 9/01/2047
(e)
14,650 13,451
4.50%, 10/01/2047
(e)
51,138 49,644
3.50%, 4/01/2048
(e)
354,339 325,330
3.00%, 6/01/2048
(e)
194,541 173,913
3.50%, 6/01/2048
(e)
51,582 47,311
3.50%, 7/01/2048
(e)
13,922 12,739
4.50%, 8/01/2048
(e)
63,574 61,988
4.00%, 1/01/2049
(e)
118,199 111,975
4.50%, 3/01/2049
(e)
20,088 19,524
3.50%, 5/01/2049
(e)
93,297 85,099
4.00%, 7/01/2049
(e)
152,170 144,075
4.00%, 8/01/2049
(e)
272,342 255,716
3.00%, 9/01/2049
(e)
29,336 25,839
3.00%, 10/01/2049
(e)
662,786 582,537
3.00%, 10/01/2049
(e)
34,371 30,274
3.50%, 10/01/2049
(e)
822,018 749,788
5.00%, 10/01/2049
(e)
42,593 42,454
2.50%, 1/01/2050
(e)
29,750 25,020
3.00%, 2/01/2050
(e)
43,675 38,606
4.50%, 2/01/2050
(e)
15,467 14,996
3.00%, 4/01/2050
(e)
96,425 84,682
3.00%, 4/01/2050
(e)
131,876 115,816
2.50%, 6/01/2050
(e)
258,362 218,100
2.50%, 6/01/2050
(e)
60,548 50,808
2.50%, 6/01/2050
(e)
152,611 128,986
2.50%, 6/01/2050
(e)
51,298 43,357
2.00%, 7/01/2050
(e)
104,964 84,963
2.50%, 7/01/2050
(e)
328,792 278,624
2.50%, 7/01/2050
(e)
138,695 117,038
2.50%, 8/01/2050
(e)
11,644 9,767
2.50%, 8/01/2050
(e)
577,713 490,093
3.00%, 8/01/2050
(e)
202,030 179,076
2.00%, 9/01/2050
(e)
536,352 429,172
2.00%, 9/01/2050
(e)
672,659 538,424
2.00%, 9/01/2050
(e)
200,985 162,332
4.00%, 9/01/2050
(e)
172,021 164,868
2.00%, 10/01/2050
(e)
175,522 141,286
2.00%, 10/01/2050
(e)
100,970 80,793
2.50%, 10/01/2050
(e)
107,633 90,956
2.50%, 10/01/2050
(e)
149,723 126,969
2.50%, 10/01/2050
(e)
121,010 102,797
3.00%, 10/01/2050
(e)
28,290 24,792
2.50%, 11/01/2050
(e)
437,532 371,409
2.00%, 12/01/2050
(e)
161,491 129,133
2.50%, 12/01/2050
(e)
83,476 69,918
2.50%, 12/01/2050
(e)
226,482 192,183
2.50%, 12/01/2050
(e)
256,474 216,943
2.50%, 12/01/2050
(e)
399,782 332,856
3.00%, 12/01/2050
(e)
654,574 578,638
1.50%, 1/01/2051
(e)
679,348 512,596
2.00%, 1/01/2051
(e)
4,168,749 3,332,307
2.50%, 1/01/2051
(e)
1,955,814 1,632,008
3.00%, 1/01/2051
(e)
244,741 214,784
1.50%, 2/01/2051
(e)
163,960 124,087

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 2/01/2051
(e)
934,372 746,641
2.00%, 2/01/2051
(e)
2,958,133 2,365,399
2.00%, 2/01/2051
(e)
67,827 54,524
2.50%, 2/01/2051
(e)
708,838 593,266
2.50%, 3/01/2051
(e)
222,833 186,830
1.50%, 4/01/2051
(e)
556,742 419,909
2.00%, 4/01/2051
(e)
374,675 299,263
2.00%, 4/01/2051
(e)
236,188 188,714
2.00%, 4/01/2051
(e)
406,567 329,342
2.50%, 4/01/2051
(e)
424,994 355,447
1.50%, 5/01/2051
(e)
1,968,546 1,484,728
1.50%, 5/01/2051
(e)
645,428 486,748
2.00%, 5/01/2051
(e)
133,316 106,447
2.00%, 5/01/2051
(e)
703,627 565,756
2.00%, 5/01/2051
(e)
91,356 73,767
2.00%, 5/01/2051
(e)
448,380 358,015
2.50%, 5/01/2051
(e)
50,330 42,078
2.50%, 5/01/2051
(e)
180,394 151,556
2.50%, 5/01/2051
(e)
198,398 167,973
2.50%, 5/01/2051
(e)
233,140 194,052
1.50%, 6/01/2051
(e)
219,542 165,550
2.00%, 6/01/2051
(e)
229,641 184,857
2.50%, 7/01/2051
(e)
1,532,087 1,279,470
2.50%, 7/01/2051
(e)
107,881 90,528
2.50%, 7/01/2051
(e)
439,345 370,706
3.00%, 7/01/2051
(e)
281,042 247,006
3.00%, 7/01/2051
(e)
561,571 490,618
3.00%, 7/01/2051
(e)
258,148 227,852
1.50%, 8/01/2051
(e)
120,186 90,648
2.00%, 8/01/2051
(e)
639,928 512,050
2.00%, 8/01/2051
(e)
283,748 226,110
2.50%, 8/01/2051
(e)
97,301 82,259
2.50%, 8/01/2051
(e)
389,711 327,050
3.00%, 8/01/2051
(e)
784,196 688,039
1.50%, 9/01/2051
(e)
20,378 15,362
2.00%, 9/01/2051
(e)
77,834 62,331
2.00%, 9/01/2051
(e)
320,385 255,131
2.00%, 9/01/2051
(e)
20,062 15,981
2.00%, 9/01/2051
(e)
278,497 221,408
2.00%, 9/01/2051
(e)
20,673 16,468
2.50%, 9/01/2051
(e)
153,835 129,052
2.50%, 9/01/2051
(e)
56,466 47,138
2.50%, 9/01/2051
(e)
194,214 162,131
1.50%, 10/01/2051
(e)
394,818 297,598
2.00%, 10/01/2051
(e)
399,784 320,048
2.00%, 10/01/2051
(e)
182,578 146,163
2.00%, 10/01/2051
(e)
80,568 64,087
2.00%, 10/01/2051
(e)
488,147 388,989
2.00%, 10/01/2051
(e)
2,713,767 2,162,791
2.50%, 10/01/2051
(e)
309,462 258,245
2.50%, 10/01/2051
(e)
229,075 192,715
1.50%, 11/01/2051
(e)
69,962 52,710
2.00%, 11/01/2051
(e)
314,651 252,778
2.50%, 11/01/2051
(e)
190,693 161,154
2.50%, 11/01/2051
(e)
75,273 63,709
3.50%, 11/01/2051
(e)
97,434 88,808

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 12/01/2051
(e)
118,287 94,820
2.50%, 12/01/2051
(e)
175,722 147,869
2.50%, 12/01/2051
(e)
203,918 172,268
2.00%, 1/01/2052
(e)
326,772 263,414
2.00%, 1/01/2052
(e)
447,636 359,925
2.00%, 1/01/2052
(e)
281,246 223,992
2.50%, 1/01/2052
(e)
158,799 133,446
3.00%, 1/01/2052
(e)
344,744 302,332
2.00%, 2/01/2052
(e)
3,504,171 2,789,511
2.00%, 2/01/2052
(e)
1,327,857 1,055,965
2.00%, 2/01/2052
(e)
767,680 616,008
2.50%, 2/01/2052
(e)
232,099 195,334
2.50%, 2/01/2052
(e)
177,936 149,487
2.50%, 2/01/2052
(e)
1,173,395 984,501
2.50%, 2/01/2052
(e)
222,495 185,395
2.50%, 2/01/2052
(e)
584,804 492,969
3.00%, 2/01/2052
(e)
98,904 86,625
2.00%, 3/01/2052
(e)
333,905 266,169
2.00%, 3/01/2052
(e)
1,395,055 1,112,433
2.00%, 3/01/2052
(e)
1,133,422 899,655
2.00%, 3/01/2052
(e)
21,828 17,326
3.50%, 3/01/2052
(e)
306,076 278,642
2.00%, 4/01/2052
(e)
208,630 167,661
2.50%, 4/01/2052
(e)
645,439 537,392
2.50%, 4/01/2052
(e)
4,902,742 4,111,307
2.50%, 4/01/2052
(e)
918,780 767,003
3.00%, 4/01/2052
(e)
257,128 227,018
3.50%, 4/01/2052
(e)
77,668 70,688
2.50%, 5/01/2052
(e)
92,678 77,826
2.50%, 5/01/2052
(e)
724,343 603,087
2.50%, 5/01/2052
(e)
630,584 525,024
3.00%, 5/01/2052
(e)
114,717 100,874
3.00%, 5/01/2052
(e)
283,325 247,723
3.00%, 5/01/2052
(e)
1,204,426 1,045,279
3.50%, 5/01/2052
(e)
437,135 395,038
3.50%, 5/01/2052
(e)
251,898 227,651
3.50%, 5/01/2052
(e)
241,575 219,378
2.50%, 6/01/2052
(e)
21,375 17,797
3.00%, 6/01/2052
(e)
46,061 40,213
3.00%, 6/01/2052
(e)
21,268 18,455
3.50%, 6/01/2052
(e)
251,552 227,062
4.00%, 6/01/2052
(e)
249,391 233,592
4.50%, 6/01/2052
(e)
167,985 162,042
2.50%, 7/01/2052
(e)
283,841 236,058
3.00%, 7/01/2052
(e)
1,374,458 1,192,684
3.00%, 7/01/2052
(e)
88,859 77,097
4.00%, 7/01/2052
(e)
85,584 79,911
4.50%, 7/01/2052
(e)
470,348 451,145
2.00%, 8/01/2052
(e)
485,053 386,129
3.50%, 8/01/2052
(e)
254,780 232,430
4.00%, 8/01/2052
(e)
63,493 59,275
4.50%, 8/01/2052
(e)
331,052 317,467
4.50%, 8/01/2052
(e)
165,954 159,179
5.00%, 8/01/2052
(e)
128,505 126,535
5.00%, 8/01/2052
(e)
170,452 167,672
2.50%, 9/01/2052
(e)
224,438 187,015

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
3.00%, 9/01/2052
(e)
103,744 90,012
4.00%, 9/01/2052
(e)
22,245 20,770
4.00%, 9/01/2052
(e)
774,955 723,351
4.50%, 9/01/2052
(e)
390,747 374,651
4.50%, 9/01/2052
(e)
508,234 487,283
5.00%, 9/01/2052
(e)
20,708 20,458
4.00%, 10/01/2052
(e)
206,726 192,928
4.00%, 10/01/2052
(e)
412,048 386,557
4.00%, 10/01/2052
(e)
89,487 83,566
4.00%, 10/01/2052
(e)
330,264 308,748
4.00%, 10/01/2052
(e)
171,274 160,757
4.50%, 10/01/2052
(e)
621,283 598,979
5.50%, 10/01/2052
(e)
39,853 39,920
3.50%, 11/01/2052
(e)
1,760,893 1,590,635
5.00%, 11/01/2052
(e)
58,960 58,305
5.00%, 11/01/2052
(e)
104,867 103,165
6.00%, 11/01/2052
(e)
1,007,083 1,025,055
4.50%, 12/01/2052
(e)
51,725 49,578
4.50%, 12/01/2052
(e)
122,624 117,516
4.50%, 12/01/2052
(e)
131,636 126,213
4.50%, 12/01/2052
(e)
164,984 159,435
5.00%, 12/01/2052
(e)
134,034 131,791
5.00%, 12/01/2052
(e)
20,938 20,668
5.50%, 12/01/2052
(e)
20,427 20,467
4.00%, 1/01/2053
(e)
260,044 242,607
4.50%, 1/01/2053
(e)
202,219 193,858
4.50%, 1/01/2053
(e)
22,175 21,251
5.00%, 1/01/2053
(e)
40,876 40,214
5.00%, 1/01/2053
(e)
179,634 176,816
6.00%, 1/01/2053
(e)
235,989 240,319
5.00%, 2/01/2053
(e)
367,690 361,327
5.00%, 2/01/2053
(e)
437,670 432,705
5.50%, 2/01/2053
(e)
408,530 409,123
3.50%, 3/01/2053
(e)
49,025 44,300
4.00%, 3/01/2053
(e)
63,467 59,570
4.50%, 3/01/2053
(e)
22,157 21,190
6.00%, 3/01/2053
(e)
18,828 19,139
4.00%, 4/01/2053
(e)
22,273 20,754
5.00%, 4/01/2053
(e)
805,680 791,338
5.50%, 4/01/2053
(e)
380,353 384,984
4.50%, 5/01/2053
(e)
254,031 243,011
5.00%, 5/01/2053
(e)
683,119 670,801
5.50%, 5/01/2053
(e)
439,540 439,825
6.00%, 5/01/2053
(e)
394,014 401,239
6.00%, 5/01/2053
(e)
249,741 255,687
4.50%, 6/01/2053
(e)
185,021 178,059
5.50%, 6/01/2053
(e)
401,813 401,932
5.50%, 6/01/2053
(e)
43,199 43,474
6.00%, 6/01/2053
(e)
120,459 122,422
4.50%, 7/01/2053
(e)
136,644 130,683
5.00%, 7/01/2053
(e)
132,001 130,105
5.50%, 7/01/2053
(e)
453,210 453,217
3.50%, 8/01/2053
(e)
60,839 54,971
3.50%, 8/01/2053
(e)
702,053 634,336
4.50%, 8/01/2053
(e)
22,941 21,940
5.00%, 8/01/2053
(e)
134,565 132,045

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
5.50%, 8/01/2053
(e)
516,826 516,806
6.00%, 8/01/2053
(e)
756,110 768,320
3.00%, 9/01/2053
(e)
114,982 99,738
5.00%, 9/01/2053
(e)
1,178,720 1,156,369
5.00%, 9/01/2053
(e)
117,524 115,407
5.50%, 9/01/2053
(e)
252,153 254,499
5.50%, 9/01/2053
(e)
394,192 395,995
5.50%, 9/01/2053
(e)
112,935 113,535
5.50%, 9/01/2053
(e)
345,904 345,744
6.00%, 9/01/2053
(e)
348,135 353,730
2.50%, 10/01/2053
(e)
644,389 537,141
4.50%, 10/01/2053
(e)
323,520 309,406
5.50%, 10/01/2053
(e)
699,041 698,213
5.50%, 10/01/2053
(e)
359,560 363,490
6.50%, 10/01/2053
(e)
640,335 659,529
4.50%, 11/01/2053
(e)
93,202 89,136
5.00%, 11/01/2053
(e)
788,308 773,543
5.50%, 11/01/2053
(e)
440,496 441,373
5.50%, 11/01/2053
(e)
884,067 883,019
6.00%, 11/01/2053
(e)
348,959 354,513
6.00%, 11/01/2053
(e)
321,078 329,114
6.50%, 11/01/2053
(e)
212,894 221,815
4.50%, 12/01/2053
(e)
207,213 198,173
5.00%, 12/01/2053
(e)
46,623 45,717
6.50%, 12/01/2053
(e)
511,752 527,092
7.00%, 12/01/2053
(e)
724,317 756,571
5.50%, 1/01/2054
(e)
1,277,740 1,276,068
6.00%, 1/01/2054
(e)
1,312,624 1,333,315
6.50%, 1/01/2054
(e)
16,822 17,327
5.50%, 2/01/2054
(e)
45,760 45,949
6.00%, 2/01/2054
(e)
43,946 44,938
6.50%, 2/01/2054
(e)
86,925 89,530
4.50%, 4/01/2054
(e)
353,597 338,119
6.00%, 4/01/2054
(e)
22,453 22,987
6.00%, 4/01/2054
(e)
135,939 139,762
6.00%, 4/01/2054
(e)
321,907 326,889
5.50%, 5/01/2054
(e)
35,598 35,560
5.50%, 5/01/2054
(e)
1,396,298 1,393,412
6.00%, 5/01/2054
(e)
1,980,864 2,011,366
6.50%, 5/01/2054
(e)
327,038 336,694
5.50%, 6/01/2054
(e)
235,804 236,860
5.50%, 7/01/2054
(e)
1,096,158 1,093,892
6.50%, 7/01/2054
(e)
20,571 21,178
6.00%, 8/01/2054
(e)
239,454 242,933
6.00%, 9/01/2054
(e)
1,388,828 1,408,997
6.50%, 9/01/2054
(e)
486,062 500,413
5.00%, 10/01/2054
(e)
33,740 33,037
5.50%, 10/01/2054
(e)
477,253 476,267
6.50%, 10/01/2054
(e)
1,298,988 1,337,340
5.50%, 11/01/2054
(e)
2,074,408 2,070,120
5.00%, 12/01/2054
(e)
845,221 828,074
5.00%, 12/01/2054
(e)
655,720 642,053
5.50%, 12/01/2054
(e)
482,022 481,176
6.00%, 1/01/2055
(e)
670,162 680,069
5.00%, 2/01/2055
(e)
984,339 963,822

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal Home Loan Mortgage Corporation Mutifamily Structured Pass-Through Ctfs.
Series 2019-K736, Class A2, 2.28%, 7/25/2026
(e)
44,968 43,983
Series 2016-K057, Class A2, 2.57%, 7/25/2026
(e)
124,848 122,593
Series 2016-K058, Class AM, 2.72%, 8/25/2026
(e)
90,000 88,127
Series 2017-K064, Class A2, 3.22%, 3/25/2027
(e)
20,000 19,688
Series 2017-K069, Class A2, 3.19%, 9/25/2027
(e)
147,710 144,882
Series 2018-K072, Class A1, 3.25%, 11/25/2027
(e)
51,157 50,450
Series 2018-K072, Class A2, 3.44%, 12/25/2027
(e)
160,000 157,642
Series 2018-K077, Class A1, 3.70%, 3/25/2028
(e)
15,645 15,524
Series 2021-K743, Class A2, 1.77%, 5/25/2028
(e)
75,000 70,250
Series 2018-K077, Class A2, 3.85%, 5/25/2028
(e)
50,000 49,730
Series 2018-K079, Class A2, 3.93%, 6/25/2028
(e)
322,000 320,852
Series 2018-K081, Class AM, 3.90%, 8/25/2028
(e)
50,000 49,653
Series 2023-K508, Class A2, 4.74%, 8/25/2028
(e)
100,000 101,891
Series 2023-K509, Class A2, 4.85%, 9/25/2028
(e)
210,000 214,767
Series 2022-K747, Class AM, 1.75%, 12/25/2028
(e)
1,000,000 922,542
Series 2019-K087, Class A2, 3.77%, 12/25/2028
(e)
130,000 128,758
Series 2019-K089, Class AM, 3.63%, 1/25/2029
(e)
410,000 402,707
Series 2024-K518, Class A2, 5.40%, 1/25/2029
(e)
200,000 208,323
Series 2024-K520, Class A2, 5.18%, 3/25/2029
(e)
100,000 103,525
Series 2020-K110, Class A1, 1.02%, 9/25/2029
(e)
125,518 116,833
Series 2019-K099, Class A2, 2.60%, 9/25/2029
(e)
40,000 37,639
Series 2020-K106, Class A1, 1.78%, 10/25/2029
(e)
32,542 30,845
Series 2019-K101, Class A2, 2.52%, 10/25/2029
(e)
10,000 9,364
Series 2020-K105, Class A2, 1.87%, 1/25/2030
(e)
90,000 81,443
Series 2020-K109, Class A2, 1.56%, 4/25/2030
(e)
750,000 664,979
Series 2016-K152, Class A1, 2.83%, 5/25/2030
(e)
31,476 30,367
Series 2020-K116, Class A2, 1.38%, 7/25/2030
(e)
320,000 278,710
Series 2020-K117, Class A2, 1.41%, 8/25/2030
(e)
130,000 113,093
Series 2020-K118, Class A2, 1.49%, 9/25/2030
(e)
280,000 244,242
Series 2020-K121, Class A2, 1.55%, 10/25/2030
(e)
140,000 121,909
Series 2023-K754, Class A2, 4.94%, 11/25/2030
(e)
150,000 154,905
Series 2021-K123, Class A2, 1.62%, 12/25/2030
(e)
200,000 174,408
Series 2021-K124, Class A2, 1.66%, 12/25/2030
(e)
1,300,000 1,133,847
Series 2021-K126, Class A2, 2.07%, 1/25/2031
(e)
50,000 44,604
Series 2019-1510, Class A2, 3.72%, 1/25/2031
(e)
145,000 140,940
Series 2021-K135, Class A2, 2.15%, 10/25/2031
(e)
200,000 175,849
Series 2021-K134, Class A2, 2.24%, 10/25/2031
(e)
125,000 110,461
Series 2017-K153, Class A3, 3.12%, 10/25/2031
(e)
50,000 46,698
Series 2021-K136, Class A2, 2.13%, 11/25/2031
(e)
120,000 105,107
Series 2022-K137, Class A2, 2.35%, 11/25/2031
(e)
400,000 354,796
Series 2022-K142, Class A2, 2.40%, 3/25/2032
(e)
30,000 26,546
Series 2018-K154, Class A3, 3.46%, 11/25/2032
(e)
555,000 521,142
Series 2023-155, Class AM, 4.25%, 4/25/2033
(e)
250,000 245,200
Series 2018-K157, Class A2, 3.99%, 5/25/2033
(e)
260,000 257,189
Series 2023-157, Class A2, 4.20%, 5/25/2033
(e)
100,000 98,152
Series 2023-159, Class A2, 4.50%, 7/25/2033
(e)
250,000 250,038
Series 2023-161, Class A2, 4.90%, 10/25/2033
(e)
800,000 820,309
Series 2024-162, Class A2, 5.15%, 12/25/2033
(e)
390,000 406,187
Series 2024-163, Class A2, 5.00%, 3/25/2034
(e)
300,000 309,344
Series 2019-1513, Class A3, 2.80%, 8/25/2034
(e)
20,000 17,266
Series 2020-1515, Class A2, 1.94%, 2/25/2035
(e)
710,000 564,004
Federal National Mortgage Association
3.00%, 11/01/2026
(e)
4,614 4,561
3.00%, 12/01/2026
(e)
2,567 2,537
3.00%, 12/01/2026
(e)
10,264 10,143
3.00%, 12/01/2026
(e)
3,112 3,076

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
3.00%, 6/01/2027
(e)
3,328 3,286
0.75%, 10/08/2027
(e)
1,800,000 1,679,512
3.00%, 2/01/2028
(e)
5,612 5,538
2.50%, 6/01/2028
(e)
14,892 14,569
3.00%, 9/01/2028
(e)
30,809 30,280
6.25%, 5/15/2029
(e)
150,000 164,387
7.13%, 1/15/2030
(e)
100,000 114,433
3.00%, 7/01/2030
(e)
20,511 20,140
2.00%, 8/01/2030
(e)
25,329 24,203
3.50%, 8/01/2030
(e)
2,207 2,192
0.88%, 8/05/2030
(e)
195,000 167,373
2.00%, 10/01/2030
(e)
5,446 5,211
2.50%, 3/01/2031
(e)
21,739 21,211
3.50%, 4/01/2031
(e)
21,198 20,833
3.00%, 8/01/2031
(e)
11,211 10,867
2.50%, 10/01/2031
(e)
52,545 50,892
2.00%, 11/01/2031
(e)
18,289 17,301
2.50%, 11/01/2031
(e)
205,793 197,514
3.50%, 11/01/2031
(e)
6,214 6,132
2.50%, 1/01/2032
(e)
42,692 40,896
2.50%, 1/01/2032
(e)
7,533 7,268
3.00%, 1/01/2032
(e)
111,417 108,026
3.50%, 1/01/2032
(e)
9,239 9,061
3.00%, 2/01/2032
(e)
10,705 10,383
3.50%, 4/01/2032
(e)
9,532 9,352
2.50%, 5/01/2032
(e)
55,973 53,919
3.00%, 8/01/2032
(e)
46,756 45,181
3.50%, 8/01/2032
(e)
39,616 38,921
3.00%, 9/01/2032
(e)
17,119 16,534
2.50%, 1/01/2033
(e)
11,751 11,368
3.00%, 2/01/2033
(e)
78,410 75,731
3.00%, 2/01/2033
(e)
24,866 23,981
3.50%, 5/01/2033
(e)
16,080 15,713
3.50%, 10/01/2033
(e)
20,272 19,770
4.00%, 4/01/2034
(e)
5,180 5,131
2.50%, 8/01/2034
(e)
32,262 30,303
2.50%, 9/01/2034
(e)
513,364 482,094
3.50%, 9/01/2034
(e)
15,364 14,895
4.00%, 10/01/2034
(e)
36,251 35,714
2.50%, 1/01/2035
(e)
105,465 98,719
3.00%, 1/01/2035
(e)
88,613 84,803
2.50%, 2/01/2035
(e)
102,796 96,506
3.00%, 2/01/2035
(e)
5,221 4,994
2.50%, 3/01/2035
(e)
121,533 114,269
3.50%, 3/01/2035
(e)
5,833 5,697
4.00%, 3/01/2035
(e)
21,332 21,123
2.00%, 6/01/2035
(e)
949,674 869,248
2.00%, 7/01/2035
(e)
799,063 731,146
2.00%, 7/01/2035
(e)
30,549 27,952
2.50%, 7/01/2035
(e)
17,666 16,570
2.50%, 7/01/2035
(e)
75,912 71,153
3.00%, 7/01/2035
(e)
394,238 377,939
3.50%, 7/01/2035
(e)
373,144 363,820
2.00%, 9/01/2035
(e)
72,615 66,398
2.50%, 9/01/2035
(e)
33,279 31,162
2.50%, 9/01/2035
(e)
66,650 62,327

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
3.00%, 9/01/2035
(e)
15,945 15,271
1.50%, 10/01/2035
(e)
193,962 172,883
2.00%, 10/01/2035
(e)
11,369 10,431
2.00%, 10/01/2035
(e)
206,965 189,711
2.00%, 10/01/2035
(e)
25,753 23,542
5.50%, 10/01/2035
(e)
9,521 9,855
1.50%, 11/01/2035
(e)
296,897 264,425
1.50%, 11/01/2035
(e)
12,745 11,356
2.00%, 11/01/2035
(e)
114,800 104,978
1.50%, 12/01/2035
(e)
81,129 72,196
2.00%, 12/01/2035
(e)
23,558 21,572
2.50%, 1/01/2036
(e)
57,132 53,354
3.00%, 1/01/2036
(e)
28,333 27,134
2.50%, 2/01/2036
(e)
143,206 134,141
1.50%, 3/01/2036
(e)
330,722 293,393
2.00%, 3/01/2036
(e)
26,558 24,259
2.50%, 3/01/2036
(e)
143,806 134,378
1.50%, 4/01/2036
(e)
15,693 13,957
1.50%, 4/01/2036
(e)
772,340 683,621
2.00%, 4/01/2036
(e)
383,252 350,574
2.50%, 4/01/2036
(e)
8,050 7,859
3.00%, 4/01/2036
(e)
51,601 48,908
1.50%, 5/01/2036
(e)
29,658 26,377
1.50%, 5/01/2036
(e)
157,350 139,354
2.00%, 5/01/2036
(e)
257,392 236,167
2.00%, 5/01/2036
(e)
53,338 48,741
1.50%, 6/01/2036
(e)
105,070 93,505
1.50%, 6/01/2036
(e)
64,085 56,822
2.00%, 6/01/2036
(e)
185,475 168,838
2.00%, 6/01/2036
(e)
253,739 231,010
2.00%, 6/01/2036
(e)
420,485 384,357
1.50%, 7/01/2036
(e)
76,381 67,906
2.00%, 7/01/2036
(e)
66,401 60,414
2.50%, 7/01/2036
(e)
1,082,900 1,011,326
2.00%, 8/01/2036
(e)
92,500 84,287
2.00%, 8/01/2036
(e)
28,574 25,998
2.50%, 8/01/2036
(e)
93,304 86,911
1.50%, 9/01/2036
(e)
220,258 195,142
1.50%, 9/01/2036
(e)
1,584,573 1,405,720
1.50%, 9/01/2036
(e)
22,534 19,965
2.00%, 9/01/2036
(e)
224,148 203,886
2.00%, 9/01/2036
(e)
322,561 295,975
2.00%, 9/01/2036
(e)
149,581 136,481
2.50%, 9/01/2036
(e)
64,847 60,421
1.50%, 10/01/2036
(e)
34,651 30,662
1.50%, 10/01/2036
(e)
34,061 30,206
1.50%, 10/01/2036
(e)
395,731 352,099
2.00%, 10/01/2036
(e)
605,539 550,940
1.50%, 11/01/2036
(e)
52,688 46,655
1.50%, 11/01/2036
(e)
122,073 108,069
2.00%, 11/01/2036
(e)
701,006 637,313
2.00%, 11/01/2036
(e)
502,002 457,542
2.00%, 11/01/2036
(e)
37,401 34,020
2.50%, 11/01/2036
(e)
460,938 430,614
1.50%, 12/01/2036
(e)
148,720 131,528
2.00%, 12/01/2036
(e)
101,539 92,290

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
3.50%, 12/01/2036
(e)
40,018 39,008
2.00%, 1/01/2037
(e)
1,095,693 995,631
2.50%, 1/01/2037
(e)
57,600 53,582
3.50%, 1/01/2037
(e)
12,370 11,913
1.50%, 2/01/2037
(e)
414,896 368,606
2.00%, 2/01/2037
(e)
293,689 266,579
2.50%, 2/01/2037
(e)
12,367 11,433
1.50%, 3/01/2037
(e)
18,222 16,093
2.00%, 3/01/2037
(e)
239,271 218,585
2.00%, 3/01/2037
(e)
99,772 91,305
2.00%, 3/01/2037
(e)
486,462 442,825
2.00%, 3/01/2037
(e)
617,103 563,701
2.50%, 3/01/2037
(e)
282,248 262,292
1.50%, 4/01/2037
(e)
36,959 32,642
2.00%, 4/01/2037
(e)
335,507 304,557
2.00%, 4/01/2037
(e)
17,885 16,235
2.50%, 4/01/2037
(e)
55,202 51,002
2.50%, 4/01/2037
(e)
19,171 17,909
1.50%, 5/01/2037
(e)
413,859 365,517
2.50%, 5/01/2037
(e)
36,506 33,951
3.00%, 5/01/2037
(e)
68,346 64,888
3.50%, 5/01/2037
(e)
69,934 68,031
2.00%, 6/01/2037
(e)
1,711,815 1,562,624
2.50%, 6/01/2037
(e)
961,366 893,395
2.50%, 7/01/2037
(e)
72,109 67,010
1.50%, 8/01/2037
(e)
326,176 288,681
1.50%, 8/01/2037
(e)
188,401 166,830
3.50%, 9/01/2037
(e)
33,964 32,726
3.00%, 10/01/2037
(e)
883,334 838,638
3.50%, 11/01/2037
(e)
44,363 42,608
4.00%, 11/01/2037
(e)
52,331 51,182
4.50%, 11/01/2037
(e)
200,945 199,679
3.00%, 12/01/2037
(e)
32,591 30,594
2.50%, 3/01/2038
(e)
14,363 13,276
4.00%, 3/01/2038
(e)
115,669 114,594
3.00%, 4/01/2038
(e)
19,903 18,896
3.00%, 5/01/2038
(e)
24,786 23,388
3.50%, 6/01/2038
(e)
136,039 131,080
4.00%, 6/01/2038
(e)
19,099 18,649
6.00%, 6/01/2038
(e)
95,388 97,951
3.00%, 9/01/2038
(e)
70,819 67,236
3.50%, 11/01/2038
(e)
239,088 230,372
5.50%, 11/01/2038
(e)
115,994 118,610
6.00%, 11/01/2038
(e)
15,369 15,782
3.50%, 6/01/2039
(e)
48,944 46,367
4.50%, 6/01/2039
(e)
15,500 15,407
5.00%, 9/01/2039
(e)
214,765 215,866
4.00%, 11/01/2039
(e)
9,568 9,287
4.50%, 2/01/2040
(e)
18,059 17,951
6.00%, 4/01/2040
(e)
23,889 25,051
2.50%, 5/01/2040
(e)
7,186 6,448
4.00%, 5/15/2040
(e)(f)
275,000 268,389
4.50%, 5/15/2040
(e)(f)
300,000 297,723
5.00%, 5/15/2040
(e)(f)
350,000 351,810
5.50%, 5/15/2040
(e)(f)
350,000 355,604
6.00%, 5/15/2040
(e)(f)
200,000 205,376

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
4.50%, 6/15/2040
(e)(f)
25,000 24,801
5.00%, 6/15/2040
(e)(f)
125,000 125,566
5.50%, 6/15/2040
(e)(f)
50,000 50,772
2.00%, 8/01/2040
(e)
54,529 47,166
2.50%, 8/01/2040
(e)
82,058 73,526
2.50%, 8/01/2040
(e)
32,486 29,119
2.00%, 9/01/2040
(e)
47,772 41,412
4.00%, 10/01/2040
(e)
118,397 114,921
2.00%, 11/01/2040
(e)
141,293 122,044
2.00%, 1/01/2041
(e)
32,019 27,631
3.00%, 1/01/2041
(e)
621,980 586,704
4.50%, 2/01/2041
(e)
20,276 20,111
4.50%, 4/01/2041
(e)
114,299 113,576
1.50%, 5/01/2041
(e)
58,587 48,311
2.00%, 5/01/2041
(e)
1,962,269 1,683,895
2.50%, 5/01/2041
(e)
34,795 30,988
1.50%, 6/01/2041
(e)
18,501 15,250
1.50%, 7/01/2041
(e)
55,957 46,108
2.00%, 7/01/2041
(e)
361,128 309,629
5.50%, 7/01/2041
(e)
10,838 11,230
2.00%, 8/01/2041
(e)
108,063 92,612
1.50%, 9/01/2041
(e)
38,307 31,541
2.50%, 10/01/2041
(e)
70,897 63,030
1.50%, 11/01/2041
(e)
58,607 48,220
1.50%, 11/01/2041
(e)
1,409,089 1,159,335
2.50%, 11/01/2041
(e)
71,990 63,979
2.00%, 12/01/2041
(e)
575,522 492,379
3.50%, 12/01/2041
(e)
17,042 16,010
1.50%, 1/01/2042
(e)
217,767 179,101
2.00%, 1/01/2042
(e)
1,652,676 1,413,308
2.00%, 2/01/2042
(e)
20,296 17,349
2.50%, 4/01/2042
(e)
98,501 87,260
3.00%, 4/01/2042
(e)
11,845 10,770
3.00%, 4/01/2042
(e)
75,662 69,204
3.50%, 4/01/2042
(e)
44,769 41,905
5.00%, 4/01/2042
(e)
34,188 34,534
2.50%, 5/01/2042
(e)
219,738 194,663
3.00%, 5/01/2042
(e)
37,744 35,703
3.00%, 5/01/2042
(e)
209,006 191,167
4.50%, 5/01/2042
(e)
45,801 45,430
3.00%, 6/01/2042
(e)
20,258 18,529
3.50%, 6/01/2042
(e)
14,114 13,211
3.00%, 7/01/2042
(e)
39,593 36,214
3.50%, 7/01/2042
(e)
39,486 37,190
4.00%, 7/01/2042
(e)
20,196 19,614
2.00%, 8/01/2042
(e)
96,518 83,253
2.00%, 8/01/2042
(e)
108,083 92,388
2.00%, 8/01/2042
(e)
23,898 20,428
3.50%, 8/01/2042
(e)
191,982 179,708
2.50%, 9/01/2042
(e)
20,782 18,417
2.50%, 10/01/2042
(e)
48,145 42,583
4.00%, 10/01/2042
(e)
19,377 18,483
5.00%, 11/01/2042
(e)
73,724 74,359
3.50%, 12/01/2042
(e)
28,925 27,210
3.00%, 4/01/2043
(e)
23,316 21,184
3.00%, 4/01/2043
(e)
132,535 120,417

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
3.50%, 6/01/2043
(e)
82,361 77,095
4.00%, 6/01/2043
(e)
215,610 205,663
4.00%, 10/01/2043
(e)
164,453 159,701
5.50%, 1/01/2044
(e)
61,761 62,729
5.50%, 5/01/2044
(e)
92,122 94,978
5.50%, 8/01/2044
(e)
193,336 195,885
4.00%, 9/01/2044
(e)
21,415 20,524
3.00%, 10/01/2044
(e)
104,189 94,662
4.00%, 11/01/2044
(e)
21,637 20,737
5.00%, 11/01/2044
(e)
185,984 185,609
4.00%, 1/01/2045
(e)
70,901 68,364
4.00%, 2/01/2045
(e)
48,650 47,245
3.00%, 4/01/2045
(e)
40,957 37,212
3.50%, 4/01/2045
(e)
12,378 11,436
3.50%, 5/01/2045
(e)
15,396 14,208
3.50%, 6/01/2045
(e)
221,649 207,044
3.50%, 8/01/2045
(e)
76,126 70,245
4.00%, 8/01/2045
(e)
605,191 580,027
3.50%, 11/01/2045
(e)
427,913 400,570
3.50%, 11/01/2045
(e)
21,493 19,832
3.50%, 12/01/2045
(e)
1,007,215 929,410
3.50%, 12/01/2045
(e)
154,606 142,663
3.50%, 1/01/2046
(e)
104,691 96,604
4.00%, 1/01/2046
(e)
46,387 44,170
4.00%, 1/01/2046
(e)
199,323 189,797
3.50%, 2/01/2046
(e)
79,875 73,708
3.50%, 2/01/2046
(e)
36,366 33,550
4.50%, 6/01/2046
(e)
24,012 23,781
3.00%, 9/01/2046
(e)
57,749 51,626
3.50%, 9/01/2046
(e)
71,704 66,165
4.50%, 9/01/2046
(e)
80,490 79,837
3.00%, 10/01/2046
(e)
64,340 57,183
3.00%, 11/01/2046
(e)
334,711 297,480
3.00%, 11/01/2046
(e)
773,717 687,655
3.00%, 11/01/2046
(e)
44,290 39,445
3.00%, 11/01/2046
(e)
114,444 101,714
4.00%, 11/01/2046
(e)
13,289 12,623
3.50%, 1/01/2047
(e)
370,830 344,600
3.00%, 2/01/2047
(e)
170,366 154,803
3.50%, 2/01/2047
(e)
48,703 44,803
4.00%, 2/01/2047
(e)
9,988 9,510
3.00%, 3/01/2047
(e)
435,864 387,382
4.00%, 3/01/2047
(e)
513,065 488,208
3.50%, 4/01/2047
(e)
14,503 13,400
4.00%, 5/01/2047
(e)
33,625 31,915
4.50%, 5/01/2047
(e)
43,903 43,084
4.00%, 6/01/2047
(e)
258,031 245,098
3.50%, 7/01/2047
(e)
130,011 121,690
3.00%, 8/01/2047
(e)
66,808 59,572
3.50%, 9/01/2047
(e)
199,263 182,426
3.50%, 10/01/2047
(e)
94,423 87,241
3.50%, 10/01/2047
(e)
171,615 158,084
3.50%, 10/01/2047
(e)
267,948 246,011
4.00%, 10/01/2047
(e)
52,804 50,022
3.50%, 11/01/2047
(e)
207,056 190,105
3.50%, 12/01/2047
(e)
155,400 142,678

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
3.50%, 12/01/2047
(e)
43,294 39,826
3.00%, 1/01/2048
(e)
87,368 77,676
3.50%, 1/01/2048
(e)
69,958 64,230
4.00%, 1/01/2048
(e)
80,339 76,106
4.50%, 1/01/2048
(e)
366,539 358,468
3.50%, 2/01/2048
(e)
418,314 384,068
3.50%, 2/01/2048
(e)
34,650 31,829
4.00%, 2/01/2048
(e)
56,988 53,985
3.50%, 3/01/2048
(e)
157,953 144,768
3.00%, 4/01/2048
(e)
149,124 135,489
3.50%, 4/01/2048
(e)
117,751 108,329
4.50%, 4/01/2048
(e)
8,674 8,457
3.50%, 5/01/2048
(e)
308,074 281,891
4.00%, 6/01/2048
(e)
723,745 697,851
4.50%, 8/01/2048
(e)
21,634 21,094
4.50%, 8/01/2048
(e)
124,135 121,120
3.00%, 9/01/2048
(e)
350,891 312,884
3.50%, 10/01/2048
(e)
129,704 119,085
4.50%, 10/01/2048
(e)
19,888 19,305
3.00%, 11/01/2048
(e)
121,634 108,104
4.00%, 11/01/2048
(e)
23,424 22,136
4.00%, 11/01/2048
(e)
52,633 49,860
3.00%, 2/01/2049
(e)
4,307,060 3,827,977
4.00%, 2/01/2049
(e)
15,074 14,245
4.00%, 3/01/2049
(e)
104,332 98,596
3.50%, 4/01/2049
(e)
33,171 30,334
3.50%, 4/01/2049
(e)
427,551 389,567
4.50%, 4/01/2049
(e)
40,233 39,252
4.00%, 5/01/2049
(e)
43,602 41,226
4.50%, 5/01/2049
(e)
14,963 14,598
4.50%, 5/01/2049
(e)
6,169 6,008
3.50%, 6/01/2049
(e)
90,593 82,633
4.00%, 6/01/2049
(e)
2,633,771 2,495,007
4.00%, 6/01/2049
(e)
468,045 443,386
4.00%, 6/01/2049
(e)
49,235 46,641
4.00%, 6/01/2049
(e)
121,568 115,163
3.50%, 7/01/2049
(e)
35,610 32,480
4.00%, 7/01/2049
(e)
8,812 8,310
5.00%, 7/01/2049
(e)
7,221 7,203
3.50%, 8/01/2049
(e)
98,179 88,968
3.50%, 8/01/2049
(e)
169,300 154,824
3.50%, 8/01/2049
(e)
3,372,365 3,096,274
4.50%, 8/01/2049
(e)
70,581 68,521
3.00%, 9/01/2049
(e)
411,398 361,569
3.50%, 9/01/2049
(e)
57,347 52,444
3.50%, 9/01/2049
(e)
31,986 29,175
4.00%, 9/01/2049
(e)
116,462 109,819
4.00%, 9/01/2049
(e)
879,843 830,400
4.00%, 9/01/2049
(e)
70,426 67,059
4.50%, 9/01/2049
(e)
10,798 10,523
5.00%, 9/01/2049
(e)
151,830 152,828
5.00%, 9/01/2049
(e)
49,119 48,995
3.00%, 10/01/2049
(e)
90,664 79,856
2.50%, 11/01/2049
(e)
185,518 156,023
3.00%, 11/01/2049
(e)
113,686 99,921
3.50%, 11/01/2049
(e)
211,570 192,979

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
4.50%, 11/01/2049
(e)
5,350 5,187
5.00%, 11/01/2049
(e)
121,272 121,347
3.00%, 12/01/2049
(e)
1,085,469 954,042
3.00%, 12/01/2049
(e)
55,096 48,618
3.50%, 12/01/2049
(e)
41,954 38,267
2.50%, 1/01/2050
(e)
1,579,874 1,328,699
3.50%, 1/01/2050
(e)
33,126 30,293
3.50%, 1/01/2050
(e)
364,301 334,476
3.00%, 2/01/2050
(e)
380,436 336,288
3.00%, 2/01/2050
(e)
45,145 39,906
3.00%, 2/01/2050
(e)
71,820 63,376
3.00%, 3/01/2050
(e)
45,925 40,575
4.00%, 3/01/2050
(e)
268,292 253,541
4.50%, 3/01/2050
(e)
51,590 50,245
5.00%, 3/01/2050
(e)
69,111 68,936
2.50%, 4/01/2050
(e)
295,520 248,253
2.50%, 4/01/2050
(e)
43,555 36,887
3.00%, 4/01/2050
(e)
45,816 40,236
3.00%, 4/01/2050
(e)
867,664 765,648
3.50%, 4/01/2050
(e)
200,048 183,480
4.00%, 4/01/2050
(e)
26,854 25,322
2.50%, 5/01/2050
(e)
196,044 166,253
2.50%, 5/01/2050
(e)
430,304 365,174
3.50%, 5/01/2050
(e)
11,946 10,898
3.50%, 5/01/2050
(e)
139,557 128,027
2.50%, 6/01/2050
(e)
149,945 127,113
4.00%, 6/01/2050
(e)
17,235 16,253
4.00%, 6/01/2050
(e)
32,479 30,544
5.00%, 6/01/2050
(e)
1,421,195 1,417,610
2.50%, 7/01/2050
(e)
72,087 60,985
3.00%, 7/01/2050
(e)
2,756,081 2,450,331
3.00%, 7/01/2050
(e)
50,512 44,582
3.00%, 7/01/2050
(e)
24,047 21,100
3.00%, 7/01/2050
(e)
46,285 40,796
3.00%, 7/01/2050
(e)
100,464 88,335
3.50%, 7/01/2050
(e)
20,089 18,315
3.50%, 7/01/2050
(e)
402,454 371,365
4.00%, 7/01/2050
(e)
137,168 129,142
2.00%, 8/01/2050
(e)
1,596,013 1,277,513
2.50%, 8/01/2050
(e)
138,155 116,583
2.50%, 8/01/2050
(e)
68,558 57,903
4.00%, 8/01/2050
(e)
405,756 383,647
4.00%, 8/01/2050
(e)
185,510 176,212
2.00%, 9/01/2050
(e)
34,385 27,513
2.00%, 9/01/2050
(e)
278,354 222,806
2.00%, 9/01/2050
(e)
637,100 512,361
2.00%, 9/01/2050
(e)
342,525 276,039
2.00%, 9/01/2050
(e)
489,631 395,600
2.00%, 9/01/2050
(e)
26,171 21,183
2.50%, 9/01/2050
(e)
602,806 513,473
2.50%, 9/01/2050
(e)
59,070 49,855
3.00%, 9/01/2050
(e)
156,038 137,147
3.00%, 9/01/2050
(e)
249,855 219,040
3.00%, 9/01/2050
(e)
34,052 29,928
3.50%, 9/01/2050
(e)
28,096 25,811
4.50%, 9/01/2050
(e)
158,154 153,515

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
2.00%, 10/01/2050
(e)
26,073 20,987
2.00%, 10/01/2050
(e)
442,624 356,289
2.00%, 10/01/2050
(e)
65,131 52,498
2.50%, 10/01/2050
(e)
657,527 547,529
3.00%, 10/01/2050
(e)
70,929 62,341
4.00%, 10/01/2050
(e)
35,007 32,922
1.50%, 11/01/2050
(e)
1,344,545 1,014,725
2.00%, 11/01/2050
(e)
667,651 534,052
2.00%, 11/01/2050
(e)
117,651 95,137
2.00%, 11/01/2050
(e)
1,779,806 1,434,337
2.50%, 11/01/2050
(e)
177,230 150,078
3.50%, 11/01/2050
(e)
172,797 157,632
2.00%, 12/01/2050
(e)
647,318 517,612
2.00%, 12/01/2050
(e)
1,074,105 860,006
2.00%, 12/01/2050
(e)
104,713 84,547
2.00%, 12/01/2050
(e)
137,422 110,506
2.00%, 12/01/2050
(e)
218,564 174,888
2.00%, 12/01/2050
(e)
479,535 386,267
2.00%, 12/01/2050
(e)
234,853 187,795
2.50%, 12/01/2050
(e)
216,168 181,938
2.50%, 12/01/2050
(e)
813,937 677,709
3.00%, 12/01/2050
(e)
281,141 246,206
3.00%, 12/01/2050
(e)
95,347 83,684
1.50%, 1/01/2051
(e)
1,514,743 1,141,037
2.00%, 1/01/2051
(e)
2,100,539 1,678,555
2.00%, 1/01/2051
(e)
419,088 334,896
2.00%, 1/01/2051
(e)
1,112,532 899,573
2.00%, 1/01/2051
(e)
140,884 113,675
2.00%, 1/01/2051
(e)
4,304,217 3,428,200
2.00%, 1/01/2051
(e)
163,944 131,049
3.00%, 1/01/2051
(e)
191,190 167,373
1.50%, 2/01/2051
(e)
1,849,096 1,397,493
1.50%, 2/01/2051
(e)
70,122 53,069
2.00%, 2/01/2051
(e)
1,222,818 977,132
2.50%, 2/01/2051
(e)
15,323 12,923
2.50%, 2/01/2051
(e)
474,247 396,924
2.50%, 2/01/2051
(e)
624,312 528,159
2.50%, 2/01/2051
(e)
193,401 163,375
2.50%, 2/01/2051
(e)
217,348 180,759
2.50%, 2/01/2051
(e)
119,940 100,873
3.50%, 2/01/2051
(e)
146,000 133,724
1.50%, 3/01/2051
(e)
55,848 42,345
2.00%, 3/01/2051
(e)
375,189 302,225
2.00%, 3/01/2051
(e)
793,849 633,672
4.00%, 3/01/2051
(e)
2,719,574 2,576,290
2.00%, 4/01/2051
(e)
110,145 87,915
2.00%, 4/01/2051
(e)
520,269 415,151
2.50%, 4/01/2051
(e)
458,277 383,558
2.50%, 4/01/2051
(e)
2,705,953 2,266,579
3.00%, 4/01/2051
(e)
823,324 725,939
2.00%, 5/01/2051
(e)
284,127 226,643
2.50%, 5/01/2051
(e)
2,466,241 2,065,665
2.50%, 5/01/2051
(e)
408,113 341,202
2.50%, 5/01/2051
(e)
579,807 485,103
2.50%, 5/01/2051
(e)
156,530 130,521
3.00%, 5/01/2051
(e)
507,674 440,375

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
3.00%, 5/01/2051
(e)
93,282 81,760
1.50%, 6/01/2051
(e)
155,159 117,610
1.50%, 6/01/2051
(e)
120,618 90,851
2.50%, 6/01/2051
(e)
103,801 88,021
3.00%, 6/01/2051
(e)
752,017 652,407
3.00%, 6/01/2051
(e)
124,392 108,988
2.00%, 7/01/2051
(e)
292,601 233,244
2.00%, 7/01/2051
(e)
106,458 85,185
2.00%, 7/01/2051
(e)
161,157 128,552
2.00%, 7/01/2051
(e)
231,666 186,775
2.00%, 7/01/2051
(e)
262,679 209,667
2.00%, 7/01/2051
(e)
420,346 335,514
2.00%, 7/01/2051
(e)
1,572,773 1,258,484
2.50%, 7/01/2051
(e)
507,512 422,076
2.50%, 7/01/2051
(e)
229,721 192,785
2.50%, 7/01/2051
(e)
71,921 60,572
2.50%, 7/01/2051
(e)
494,534 417,272
2.50%, 7/01/2051
(e)
298,072 251,038
3.50%, 7/01/2051
(e)
786,697 722,291
1.50%, 8/01/2051
(e)
83,063 62,623
2.00%, 8/01/2051
(e)
558,824 445,157
2.00%, 8/01/2051
(e)
214,665 171,908
2.00%, 8/01/2051
(e)
20,121 16,034
2.50%, 8/01/2051
(e)
373,100 313,659
2.50%, 8/01/2051
(e)
255,184 213,108
2.50%, 8/01/2051
(e)
333,903 282,594
2.50%, 8/01/2051
(e)
109,570 92,593
2.50%, 8/01/2051
(e)
423,295 357,294
2.50%, 8/01/2051
(e)
412,714 346,355
2.00%, 9/01/2051
(e)
500,801 398,801
2.00%, 9/01/2051
(e)
479,992 382,862
2.00%, 9/01/2051
(e)
2,242,294 1,791,779
2.50%, 9/01/2051
(e)
75,052 63,040
2.50%, 9/01/2051
(e)
259,332 215,822
2.50%, 9/01/2051
(e)
354,066 295,577
1.50%, 10/01/2051
(e)
1,228,091 925,685
2.00%, 10/01/2051
(e)
97,304 78,222
2.00%, 10/01/2051
(e)
3,460,400 2,751,914
2.00%, 10/01/2051
(e)
153,635 123,549
2.00%, 10/01/2051
(e)
176,007 141,492
2.00%, 10/01/2051
(e)
80,790 64,420
2.00%, 10/01/2051
(e)
1,020,786 821,877
2.00%, 10/01/2051
(e)
163,023 129,990
2.50%, 10/01/2051
(e)
1,017,364 848,986
2.50%, 10/01/2051
(e)
802,693 671,818
2.50%, 10/01/2051
(e)
393,863 330,291
1.50%, 11/01/2051
(e)
42,302 31,883
2.00%, 11/01/2051
(e)
940,534 746,023
2.00%, 11/01/2051
(e)
810,864 647,096
2.00%, 11/01/2051
(e)
5,442,043 4,350,120
2.50%, 11/01/2051
(e)
5,259,246 4,387,189
2.50%, 11/01/2051
(e)
371,072 314,167
2.50%, 11/01/2051
(e)
387,468 323,460
2.50%, 11/01/2051
(e)
233,290 197,824
2.50%, 11/01/2051
(e)
106,565 88,626
3.00%, 11/01/2051
(e)
94,919 82,926

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
2.00%, 12/01/2051
(e)
624,215 497,756
2.00%, 12/01/2051
(e)
120,422 96,742
2.00%, 12/01/2051
(e)
196,430 158,048
2.50%, 12/01/2051
(e)
235,596 196,721
2.50%, 12/01/2051
(e)
184,752 153,823
2.50%, 12/01/2051
(e)
906,795 764,395
2.50%, 12/01/2051
(e)
77,945 65,445
2.50%, 12/01/2051
(e)
971,396 815,022
2.50%, 12/01/2051
(e)
476,147 399,699
3.00%, 12/01/2051
(e)
3,212,567 2,816,579
3.00%, 12/01/2051
(e)
911,575 799,995
3.00%, 12/01/2051
(e)
37,638 33,031
3.50%, 12/01/2051
(e)
336,319 308,587
3.50%, 12/01/2051
(e)
219,707 200,865
2.00%, 1/01/2052
(e)
1,300,328 1,034,426
2.50%, 1/01/2052
(e)
150,209 125,395
2.50%, 1/01/2052
(e)
143,795 119,996
2.50%, 1/01/2052
(e)
135,105 112,361
2.50%, 1/01/2052
(e)
208,282 176,506
2.50%, 1/01/2052
(e)
373,796 316,141
2.50%, 1/01/2052
(e)
132,922 111,908
3.00%, 1/01/2052
(e)
118,974 104,611
3.50%, 1/01/2052
(e)
140,666 127,275
3.50%, 1/01/2052
(e)
60,861 55,838
2.00%, 2/01/2052
(e)
3,583,686 2,851,836
2.00%, 2/01/2052
(e)
218,953 176,050
2.00%, 2/01/2052
(e)
252,983 201,447
2.00%, 2/01/2052
(e)
1,911,892 1,522,683
2.00%, 2/01/2052
(e)
3,125,174 2,488,973
2.00%, 2/01/2052
(e)
394,665 314,818
2.50%, 2/01/2052
(e)
90,374 76,263
2.50%, 2/01/2052
(e)
3,231,604 2,694,756
2.50%, 2/01/2052
(e)
632,260 531,709
2.50%, 2/01/2052
(e)
79,448 66,923
2.50%, 2/01/2052
(e)
177,537 148,922
2.50%, 2/01/2052
(e)
243,023 202,500
3.00%, 2/01/2052
(e)
245,238 214,561
1.50%, 3/01/2052
(e)
21,120 15,913
2.00%, 3/01/2052
(e)
474,907 382,036
2.00%, 3/01/2052
(e)
362,907 293,407
2.00%, 3/01/2052
(e)
95,340 76,943
2.00%, 3/01/2052
(e)
94,277 75,815
2.50%, 3/01/2052
(e)
1,660,161 1,391,541
2.50%, 3/01/2052
(e)
136,072 114,100
2.50%, 3/01/2052
(e)
534,074 446,014
2.50%, 3/01/2052
(e)
86,607 72,109
3.00%, 3/01/2052
(e)
236,972 207,327
3.00%, 3/01/2052
(e)
44,194 38,583
3.00%, 3/01/2052
(e)
578,889 502,149
3.00%, 3/01/2052
(e)
161,535 141,156
3.50%, 3/01/2052
(e)
37,502 33,848
3.50%, 3/01/2052
(e)
157,585 142,243
1.50%, 4/01/2052
(e)
535,761 403,918
1.50%, 4/01/2052
(e)
89,229 67,221
2.00%, 4/01/2052
(e)
402,817 320,664
2.00%, 4/01/2052
(e)
3,799,094 3,028,411

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
2.00%, 4/01/2052
(e)
181,993 146,431
2.00%, 4/01/2052
(e)
107,739 85,518
2.00%, 4/01/2052
(e)
474,002 376,240
3.00%, 4/01/2052
(e)
832,631 723,251
3.50%, 4/01/2052
(e)
124,670 112,855
3.50%, 4/01/2052
(e)
135,014 122,619
3.50%, 4/01/2052
(e)
106,559 96,297
2.00%, 5/01/2052
(e)
890,852 708,925
2.50%, 5/01/2052
(e)
127,979 106,555
2.50%, 5/01/2052
(e)
91,433 76,041
3.00%, 5/01/2052
(e)
353,438 310,051
3.50%, 5/01/2052
(e)
167,789 152,517
3.50%, 5/01/2052
(e)
85,875 77,537
3.50%, 5/01/2052
(e)
42,231 38,169
4.00%, 5/01/2052
(e)
83,866 78,329
4.00%, 5/01/2052
(e)
22,100 20,678
2.00%, 6/01/2052
(e)
939,006 744,811
2.00%, 6/01/2052
(e)
1,053,524 839,234
2.00%, 6/01/2052
(e)
215,161 171,163
3.00%, 6/01/2052
(e)
2,433,141 2,111,355
3.00%, 6/01/2052
(e)
437,309 382,273
3.00%, 6/01/2052
(e)
527,220 458,164
3.50%, 6/01/2052
(e)
469,562 428,370
3.50%, 6/01/2052
(e)
176,478 160,402
3.50%, 6/01/2052
(e)
166,061 150,746
3.50%, 6/01/2052
(e)
61,889 56,182
3.50%, 6/01/2052
(e)
21,550 19,473
4.00%, 6/01/2052
(e)
232,895 218,038
2.50%, 7/01/2052
(e)
472,311 392,800
2.50%, 7/01/2052
(e)
641,991 534,521
3.50%, 7/01/2052
(e)
131,819 120,412
4.00%, 7/01/2052
(e)
194,368 181,568
4.50%, 7/01/2052
(e)
3,414,734 3,314,561
4.50%, 7/01/2052
(e)
122,654 118,153
4.50%, 7/01/2052
(e)
20,423 19,585
2.50%, 8/01/2052
(e)
21,239 17,684
3.50%, 8/01/2052
(e)
453,078 409,466
3.50%, 8/01/2052
(e)
335,002 304,845
3.50%, 8/01/2052
(e)
267,500 242,212
3.50%, 8/01/2052
(e)
211,461 190,874
4.50%, 8/01/2052
(e)
152,237 146,350
5.00%, 8/01/2052
(e)
38,947 38,327
5.00%, 8/01/2052
(e)
63,790 63,144
5.00%, 8/01/2052
(e)
19,484 19,166
2.50%, 9/01/2052
(e)
602,846 501,929
2.50%, 9/01/2052
(e)
1,882,905 1,571,860
2.50%, 9/01/2052
(e)
757,598 632,447
2.50%, 9/01/2052
(e)
85,227 71,016
4.00%, 9/01/2052
(e)
84,809 79,162
4.50%, 9/01/2052
(e)
83,087 79,665
4.50%, 9/01/2052
(e)
246,580 236,474
4.50%, 9/01/2052
(e)
225,882 216,542
5.00%, 9/01/2052
(e)
42,057 41,377
5.00%, 9/01/2052
(e)
35,913 35,319
5.00%, 9/01/2052
(e)
3,610,975 3,552,072
5.00%, 9/01/2052
(e)
124,878 122,860

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
3.50%, 10/01/2052
(e)
34,917 31,544
4.00%, 10/01/2052
(e)
21,030 19,626
4.00%, 10/01/2052
(e)
125,269 117,538
4.50%, 10/01/2052
(e)
3,419,609 3,278,218
5.00%, 10/01/2052
(e)
257,229 252,882
5.50%, 10/01/2052
(e)
18,753 18,798
5.50%, 10/01/2052
(e)
254,069 255,031
4.00%, 11/01/2052
(e)
21,930 20,463
4.50%, 11/01/2052
(e)
128,247 122,925
5.50%, 11/01/2052
(e)
164,149 164,685
5.50%, 12/01/2052
(e)
61,168 61,314
6.00%, 12/01/2052
(e)
154,526 158,635
4.00%, 1/01/2053
(e)
173,371 161,745
5.50%, 1/01/2053
(e)
1,438,810 1,440,357
4.00%, 2/01/2053
(e)
107,780 100,647
4.00%, 2/01/2053
(e)
3,298,469 3,076,781
4.50%, 2/01/2053
(e)
324,971 311,383
5.00%, 2/01/2053
(e)
175,379 172,344
5.50%, 2/01/2053
(e)
128,505 129,541
5.50%, 2/01/2053
(e)
816,294 817,793
6.00%, 2/01/2053
(e)
20,110 20,590
6.00%, 2/01/2053
(e)
283,495 289,947
3.00%, 3/01/2053
(e)
919,246 797,781
4.00%, 3/01/2053
(e)
66,470 62,317
4.00%, 3/01/2053
(e)
138,710 129,366
5.00%, 3/01/2053
(e)
42,543 41,781
5.50%, 3/01/2053
(e)
105,447 105,529
5.00%, 4/01/2053
(e)
64,540 63,407
5.00%, 4/01/2053
(e)
44,856 44,048
5.50%, 4/01/2053
(e)
81,935 81,869
4.00%, 5/01/2053
(e)
115,589 107,905
5.00%, 5/01/2053
(e)
151,615 148,819
5.00%, 5/01/2053
(e)
66,054 64,863
5.50%, 5/01/2053
(e)
458,000 457,599
4.50%, 6/01/2053
(e)
33,919 32,602
4.50%, 6/01/2053
(e)
67,591 64,642
4.50%, 6/01/2053
(e)
22,705 21,728
5.50%, 6/01/2053
(e)
88,608 88,502
5.50%, 6/01/2053
(e)
43,453 43,481
5.50%, 6/01/2053
(e)
63,404 63,344
6.00%, 6/01/2053
(e)
599,019 608,488
4.50%, 7/01/2053
(e)
234,148 223,932
5.00%, 7/01/2053
(e)
65,281 64,537
5.00%, 7/01/2053
(e)
21,916 21,551
5.00%, 7/01/2053
(e)
266,513 261,583
5.50%, 7/01/2053
(e)
469,150 469,164
5.50%, 7/01/2053
(e)
300,495 302,316
6.00%, 7/01/2053
(e)
418,680 425,474
6.00%, 7/01/2053
(e)
420,400 429,337
6.50%, 7/01/2053
(e)
873,433 899,615
5.00%, 8/01/2053
(e)
269,647 266,930
5.00%, 8/01/2053
(e)
90,278 88,753
6.00%, 8/01/2053
(e)
208,935 212,309
4.50%, 9/01/2053
(e)
92,944 88,889
5.50%, 9/01/2053
(e)
375,730 375,656
6.00%, 9/01/2053
(e)
88,369 90,007

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association (continued)
6.00%, 9/01/2053
(e)
340,336 346,420
6.50%, 9/01/2053
(e)
202,555 210,926
5.50%, 10/01/2053
(e)
45,933 45,917
6.00%, 10/01/2053
(e)
415,487 422,132
6.00%, 10/01/2053
(e)
430,485 441,287
6.00%, 10/01/2053
(e)
261,037 265,335
6.50%, 10/01/2053
(e)
210,038 219,230
6.50%, 10/01/2053
(e)
211,817 219,758
5.00%, 11/01/2053
(e)
508,143 498,625
5.50%, 11/01/2053
(e)
259,774 261,950
5.50%, 11/01/2053
(e)
222,679 222,704
6.00%, 11/01/2053
(e)
630,119 640,197
6.50%, 11/01/2053
(e)
177,837 183,167
5.50%, 12/01/2053
(e)
1,525,096 1,523,195
6.00%, 12/01/2053
(e)
376,128 382,115
6.50%, 1/01/2054
(e)
673,305 693,488
6.50%, 1/01/2054
(e)
18,620 19,208
6.50%, 1/01/2054
(e)
250,175 259,653
7.00%, 1/01/2054
(e)
57,362 59,917
5.00%, 2/01/2054
(e)
93,417 92,069
6.50%, 2/01/2054
(e)
347,857 358,284
5.50%, 3/01/2054
(e)
68,246 68,645
4.00%, 4/01/2054
(e)
47,216 43,990
5.00%, 4/01/2054
(e)
1,456,181 1,428,229
5.50%, 4/01/2054
(e)
69,677 70,292
6.00%, 4/01/2054
(e)
83,931 85,230
6.00%, 5/01/2054
(e)
509,477 517,322
5.50%, 6/01/2054
(e)
144,316 145,352
6.00%, 6/01/2054
(e)
671,404 681,268
6.00%, 7/01/2054
(e)
706,448 719,036
6.50%, 7/01/2054
(e)
43,489 45,043
6.50%, 7/01/2054
(e)
83,685 86,156
6.00%, 8/01/2054
(e)
1,387,522 1,407,672
6.50%, 8/01/2054
(e)
880,575 906,573
6.50%, 9/01/2054
(e)
1,365,629 1,405,949
5.50%, 10/01/2054
(e)
480,001 484,019
6.00%, 10/01/2054
(e)
467,416 474,204
5.00%, 1/01/2055
(e)
515,411 504,668
6.00%, 1/01/2055
(e)
193,479 196,339
3.50%, 2/01/2055
(e)
395,548 356,901
4.00%, 5/15/2055
(e)(f)
1,175,000 1,094,532
4.50%, 5/15/2055
(e)(f)
650,000 621,451
5.00%, 5/15/2055
(e)(f)
1,675,000 1,639,694
5.50%, 5/15/2055
(e)(f)
4,150,000 4,140,368
6.00%, 5/15/2055
(e)(f)
3,900,000 3,956,004
6.50%, 5/15/2055
(e)(f)
2,725,000 2,806,205
7.00%, 5/15/2055
(e)(f)
2,100,000 2,195,550
5.00%, 6/15/2055
(e)(f)
200,000 195,709
5.50%, 6/15/2055
(e)(f)
525,000 523,455
6.00%, 6/15/2055
(e)(f)
1,250,000 1,267,150
6.50%, 6/15/2055
(e)(f)
350,000 360,122
7.00%, 6/15/2055
(e)(f)
100,000 104,568
Federal National Mortgage Association REMICs
Series 2017-M13, Class A2, 3.03%, 9/25/2027
(e)
200,712 195,882
Series 2022-M11, Class A2, 3.07%, 10/25/2027
(e)
139,506 136,214
Series 2018-M1, Class A2, 3.09%, 12/25/2027
(e)
31,864 31,102

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Federal National Mortgage Association REMICs (continued)
Series 2019-M1, Class A2, 3.66%, 9/25/2028
(e)
20,783 20,472
Series 2019-M5, Class A2, 3.27%, 2/25/2029
(e)
37,236 36,250
Series 2019-M7, Class A2, 3.14%, 4/25/2029
(e)
15,534 15,013
Series 2019-M12, Class A2, 2.89%, 6/25/2029
(e)
96,667 92,491
Series 2019-M22, Class A2, 2.52%, 8/25/2029
(e)
35,227 33,165
Series 2020-M1, Class A1, 2.15%, 10/25/2029
(e)
13,153 12,748
Series 2020-M1, Class A2, 2.44%, 10/25/2029
(e)
200,000 186,516
Series 2019-M25, Class A2, 2.33%, 11/25/2029
(e)
721,604 671,758
Series 2020-M42, Class A2, 1.27%, 7/25/2030
(e)
750,000 649,101
Series 2018-M12, Class A2, 3.75%, 8/25/2030
(e)
600,000 584,483
Series 2018-M13, Class A2, 3.87%, 9/25/2030
(e)
7,376 7,213
Series 2021-M1G, Class A2, 1.52%, 11/25/2030
(e)
60,000 51,752
Series 2022-M3, Class A2, 1.76%, 11/25/2031
(e)
100,000 84,744
Series 2022-M13, Class A2, 2.68%, 6/25/2032
(e)
240,000 213,796
Series 2021-M13, Class 2A1, 1.49%, 11/25/2032
(e)
68,142 62,230
Series 2023-M8, Class A2, 4.62%, 3/25/2033
(e)
500,000 499,395
Government National Mortgage Association II
3.50%, 10/20/2026 4,258 4,224
5.00%, 9/20/2039 52,702 53,452
4.50%, 2/20/2040 23,157 22,930
4.00%, 10/20/2040 15,097 14,491
5.00%, 10/20/2040 18,242 18,534
4.00%, 11/20/2040 40,301 38,683
4.50%, 1/20/2041 10,576 10,481
4.50%, 9/20/2041 20,483 20,340
4.00%, 11/20/2041 14,042 13,478
3.00%, 6/20/2042 17,041 15,540
3.00%, 8/20/2042 40,762 37,172
2.50%, 2/20/2043 122,459 108,246
3.50%, 2/20/2043 33,603 31,288
3.50%, 3/20/2043 25,157 23,405
3.00%, 4/20/2043 52,751 47,977
3.50%, 7/20/2043 67,153 62,475
4.00%, 6/20/2044 1,310,077 1,251,025
3.50%, 9/20/2044 145,906 135,177
4.00%, 11/20/2044 167,221 159,684
4.50%, 1/20/2045 20,763 20,439
3.50%, 2/20/2045 25,919 24,013
3.50%, 6/20/2045 195,825 180,521
3.00%, 8/20/2045 232,055 208,976
3.50%, 11/20/2045 178,922 164,939
3.50%, 12/20/2045 34,853 32,129
3.50%, 3/20/2046 258,877 238,645
4.00%, 3/20/2046 82,011 77,981
3.00%, 4/20/2046 32,588 29,296
3.00%, 6/20/2046 391,451 352,228
3.50%, 6/20/2046 65,243 59,888
4.00%, 6/20/2046 99,793 94,544
3.00%, 9/20/2046 158,265 142,152
2.50%, 10/20/2046 7,377 6,367
3.00%, 10/20/2046 161,486 145,214
3.00%, 11/20/2046 354,973 318,833
3.50%, 11/20/2046 69,770 64,043
3.00%, 12/20/2046 88,083 79,115
3.00%, 1/20/2047 68,791 61,787
4.00%, 1/20/2047 85,617 81,114

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Government National Mortgage Association II (continued)
3.00%, 2/20/2047 313,815 281,866
3.50%, 2/20/2047 268,045 245,430
4.00%, 2/20/2047 57,271 54,259
3.00%, 5/20/2047 57,940 51,897
3.50%, 5/20/2047 94,986 87,072
3.00%, 7/20/2047 461,989 413,809
4.00%, 8/20/2047 149,839 141,626
4.50%, 9/20/2047 25,928 25,360
3.00%, 10/20/2047 8,560 7,668
3.00%, 1/20/2048 376,283 337,041
3.50%, 1/20/2048 325,608 298,203
3.50%, 2/20/2048 126,093 115,276
4.50%, 3/20/2048 139,124 136,079
4.00%, 4/20/2048 272,875 257,433
3.50%, 5/20/2048 118,215 108,365
4.50%, 5/20/2048 113,672 111,184
4.50%, 6/20/2048 71,164 69,465
5.00%, 6/20/2048 57,343 57,159
4.00%, 7/20/2048 9,956 9,393
4.00%, 9/20/2048 10,346 9,765
3.50%, 10/20/2048 1,221,098 1,119,580
4.00%, 11/20/2048 30,440 28,730
4.50%, 11/20/2048 75,341 73,543
5.00%, 12/20/2048 32,404 32,184
3.50%, 1/20/2049 84,336 77,553
4.50%, 1/20/2049 19,103 18,647
3.50%, 2/20/2049 133,745 122,274
4.00%, 2/20/2049 1,301,196 1,227,565
4.50%, 2/20/2049 1,223,021 1,193,830
5.00%, 2/20/2049 27,257 27,072
3.50%, 3/20/2049 17,920 16,430
4.00%, 3/20/2049 67,708 63,877
3.50%, 4/20/2049 434,941 398,782
4.00%, 5/20/2049 43,375 40,786
3.00%, 6/20/2049 2,743,599 2,457,470
3.00%, 7/20/2049 1,349,832 1,205,901
3.00%, 8/20/2049 27,824 24,834
3.50%, 9/20/2049 151,723 139,124
4.00%, 9/20/2049 132,412 124,510
3.00%, 10/20/2049 143,857 128,173
4.50%, 10/20/2049 63,624 62,106
2.50%, 11/20/2049 1,292,249 1,108,142
3.50%, 11/20/2049 287,574 263,695
2.50%, 12/20/2049 68,049 58,349
3.50%, 12/20/2049 36,867 33,805
3.00%, 1/20/2050 624,768 556,758
3.50%, 1/20/2050 25,941 23,787
3.00%, 2/20/2050 308,752 274,556
3.50%, 4/20/2050 68,518 62,828
3.50%, 5/20/2050 55,438 50,835
4.00%, 5/20/2050 70,579 66,400
5.00%, 5/20/2050 23,411 23,522
2.50%, 6/20/2050 411,433 351,171
2.50%, 7/20/2050 485,836 414,640
3.50%, 7/20/2050 1,158,023 1,061,864
2.00%, 8/20/2050 599,551 489,211

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Government National Mortgage Association II (continued)
3.00%, 8/20/2050 25,804 22,963
4.00%, 8/20/2050 68,901 64,821
4.50%, 8/20/2050 15,851 15,472
2.50%, 9/20/2050 1,114,532 951,031
4.50%, 9/20/2050 13,005 12,694
2.00%, 10/20/2050 507,313 413,869
2.50%, 10/20/2050 3,431,306 2,927,670
2.00%, 11/20/2050 2,483,939 2,026,222
3.00%, 11/20/2050 1,560,310 1,388,153
3.50%, 11/20/2050 18,054 16,554
2.00%, 12/20/2050 795,161 648,574
2.50%, 12/20/2050 745,528 635,986
3.50%, 12/20/2050 9,743 8,977
2.00%, 1/20/2051 3,263,105 2,661,306
2.50%, 1/20/2051 230,828 196,746
3.00%, 1/20/2051 434,582 385,886
1.50%, 2/20/2051 69,078 53,739
2.50%, 2/20/2051 200,369 170,903
3.00%, 2/20/2051 157,538 140,039
2.00%, 3/20/2051 1,004,505 819,096
2.50%, 3/20/2051 367,698 313,596
4.00%, 3/20/2051 42,215 39,715
2.00%, 4/20/2051 116,344 94,867
2.50%, 4/20/2051 267,486 228,108
3.50%, 4/20/2051 83,444 76,837
2.00%, 5/20/2051 357,051 291,133
2.50%, 5/20/2051 319,969 272,840
2.00%, 6/20/2051 1,633,821 1,332,158
2.50%, 6/20/2051 853,624 727,826
2.50%, 7/20/2051 17,340 14,783
3.50%, 7/20/2051 77,572 71,379
2.00%, 8/20/2051 694,690 566,397
2.50%, 8/20/2051 389,718 332,225
2.00%, 9/20/2051 1,093,883 891,847
2.50%, 9/20/2051 746,458 636,280
3.00%, 9/20/2051 2,072,527 1,841,637
2.00%, 10/20/2051 620,909 506,218
2.50%, 10/20/2051 3,661,886 3,121,104
3.50%, 10/20/2051 348,031 317,438
2.00%, 11/20/2051 1,373,484 1,119,753
2.50%, 11/20/2051 373,632 318,426
3.00%, 11/20/2051 295,998 262,453
2.00%, 12/20/2051 3,616,475 2,948,311
2.50%, 12/20/2051 378,203 322,321
3.00%, 12/20/2051 157,499 139,759
2.00%, 1/20/2052 2,276,422 1,855,796
2.50%, 1/20/2052 3,551,619 3,026,572
3.00%, 1/20/2052 764,825 677,916
3.50%, 1/20/2052 470,420 428,843
2.50%, 2/20/2052 1,403,789 1,196,235
3.50%, 2/20/2052 422,972 385,554
2.00%, 3/20/2052 382,731 312,023
2.50%, 3/20/2052 836,670 713,086
3.00%, 3/20/2052 1,077,401 954,569
2.00%, 4/20/2052 36,200 29,512
3.00%, 4/20/2052 236,457 209,499

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Government National Mortgage Association II (continued)
3.50%, 4/20/2052 468,163 426,080
3.00%, 5/20/2052 160,250 141,980
3.50%, 5/20/2052 364,956 332,122
2.50%, 6/20/2052 204,434 174,237
3.00%, 6/20/2052 40,203 35,619
4.00%, 6/20/2052 141,629 132,401
3.00%, 7/20/2052 394,846 349,830
3.50%, 7/20/2052 530,954 483,103
4.50%, 7/20/2052 344,975 331,866
5.00%, 7/20/2052 106,965 105,399
3.00%, 8/20/2052 135,704 120,233
3.50%, 8/20/2052 2,299,408 2,092,360
4.00%, 8/20/2052 186,949 174,769
4.50%, 8/20/2052 445,479 428,551
4.00%, 9/20/2052 230,468 215,452
4.50%, 9/20/2052 267,925 257,743
5.50%, 9/20/2052 108,943 109,439
3.50%, 10/20/2052 84,489 76,781
4.50%, 10/20/2052 606,682 584,059
5.00%, 10/20/2052 32,297 31,824
3.00%, 11/20/2052 28,788 25,536
4.00%, 11/20/2052 148,893 139,192
4.50%, 11/20/2052 21,034 20,251
4.00%, 12/20/2052 295,381 276,135
6.50%, 12/20/2052 46,511 47,621
5.00%, 1/20/2053 204,650 201,654
5.50%, 1/20/2053 131,164 131,696
3.50%, 2/20/2053 41,562 38,253
4.50%, 2/20/2053 446,074 429,124
5.00%, 2/20/2053 2,494,620 2,458,098
5.50%, 2/20/2053 761,554 764,642
4.50%, 3/20/2053 402,737 387,433
4.00%, 4/20/2053 87,511 81,809
4.50%, 4/20/2053 221,079 212,578
5.50%, 4/20/2053 161,694 162,202
3.50%, 5/20/2053 53,922 49,445
4.00%, 5/20/2053 30,816 28,809
5.50%, 5/20/2053 102,599 102,921
6.50%, 5/20/2053 76,485 78,543
3.50%, 6/20/2053 221,529 204,037
4.00%, 6/20/2053 66,887 62,529
4.50%, 6/20/2053 67,560 64,962
5.00%, 6/20/2053 146,550 144,285
4.00%, 7/20/2053 303,897 284,097
4.50%, 7/20/2053 182,370 175,357
5.00%, 7/20/2053 416,927 410,484
5.50%, 7/20/2053 186,777 187,364
3.50%, 8/20/2053 61,942 56,798
4.00%, 8/20/2053 1,741,874 1,628,385
4.50%, 8/20/2053 775,906 746,069
5.00%, 8/20/2053 902,729 888,778
4.00%, 9/20/2053 226,199 211,461
5.00%, 9/20/2053 495,065 487,414
4.00%, 10/20/2053 159,786 149,391
5.00%, 10/20/2053 185,050 182,190
5.50%, 10/20/2053 1,951,088 1,957,215

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.4% (continued)
Government National Mortgage Association II (continued)
3.50%, 11/20/2053 65,143 60,042
4.00%, 11/20/2053 334,655 312,851
6.00%, 11/20/2053 1,853,484 1,884,402
5.00%, 12/20/2053 94,130 92,675
5.50%, 12/20/2053 43,489 43,625
6.50%, 12/20/2053 126,374 129,775
5.00%, 1/20/2054 23,318 22,960
6.00%, 1/20/2054 709,044 720,872
4.50%, 2/20/2054 262,961 252,849
5.50%, 2/20/2054 928,983 931,900
6.00%, 3/20/2054 891,231 902,201
5.00%, 4/20/2054 190,609 186,973
4.00%, 5/20/2054 170,231 158,849
4.50%, 5/20/2054 34,164 32,748
5.50%, 5/20/2054 616,864 617,332
5.00%, 6/20/2054 194,307 190,601
6.00%, 6/20/2054 44,907 45,521
6.50%, 6/20/2054 857,650 878,158
6.00%, 7/20/2054 523,826 530,274
6.50%, 7/20/2054 142,131 145,371
6.00%, 8/20/2054 264,584 267,841
3.50%, 10/20/2054 172,462 156,627
5.00%, 10/20/2054 147,918 145,097
5.00%, 1/20/2055 710,730 697,175
3.50%, 5/15/2055
(f)
625,000 567,686
4.50%, 5/15/2055
(f)
2,975,000 2,846,266
5.00%, 5/15/2055
(f)
4,225,000 4,142,976
5.50%, 5/15/2055
(f)
6,300,000 6,293,958
6.00%, 5/15/2055
(f)
3,025,000 3,058,759
6.50%, 5/15/2055
(f)
1,875,000 1,916,606
7.00%, 5/15/2055
(f)
850,000 875,398
4.00%, 6/15/2055
(f)
25,000 23,265
4.50%, 6/15/2055
(f)
100,000 95,656
5.00%, 6/15/2055
(f)
100,000 98,011
5.50%, 6/15/2055
(f)
350,000 349,310
6.00%, 6/15/2055
(f)
375,000 378,893
6.50%, 6/15/2055
(f)
125,000 127,733
Tennessee Valley Authority
3.88%, 3/15/2028 390,000 392,120
7.13%, 5/01/2030 150,000 172,194
Series B, 4.70%, 7/15/2033 307,000 313,668
4.38%, 8/01/2034 100,000 99,706
5.25%, 9/15/2039 210,000 219,768
5.38%, 4/01/2056 200,000 198,350
4.25%, 9/15/2065 150,000 120,332
Total U.S. Government Agencies (cost $507,013,927) 497,935,956
U.S. Treasury Government Securities – 44.9%
U.S. Treasury Bonds
5.25%, 11/15/2028 135,000 141,950
4.50%, 2/15/2036
(a)
3,750,000 3,868,359
4.38%, 11/15/2039 260,000 256,831
1.13%, 5/15/2040 745,000 466,207
1.13%, 8/15/2040 1,185,000 733,959
3.88%, 8/15/2040 89,600 83,034

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 44.9% (continued)
U.S. Treasury Bonds (continued)
1.38%, 11/15/2040 4,135,000 2,656,091
4.25%, 11/15/2040 888,100 858,265
1.88%, 2/15/2041 5,965,000 4,134,491
2.25%, 5/15/2041 5,269,600 3,858,335
4.38%, 5/15/2041 1,440,000 1,407,375
1.75%, 8/15/2041 4,044,000 2,706,321
3.75%, 8/15/2041 264,200 238,647
2.00%, 11/15/2041 2,562,000 1,776,987
2.38%, 2/15/2042 5,575,000 4,089,785
3.13%, 2/15/2042 1,215,000 999,907
3.00%, 5/15/2042 1,845,000 1,485,225
3.25%, 5/15/2042 5,505,000 4,596,675
2.75%, 8/15/2042 457,000 352,747
3.38%, 8/15/2042 5,330,000 4,517,175
2.75%, 11/15/2042 508,000 390,287
4.00%, 11/15/2042 5,240,000 4,832,263
3.13%, 2/15/2043 135,000 109,477
3.88%, 2/15/2043 5,100,000 4,615,500
2.88%, 5/15/2043 2,611,800 2,029,858
3.88%, 5/15/2043 4,108,000 3,709,396
3.63%, 8/15/2043 1,559,000 1,354,138
4.38%, 8/15/2043 3,168,000 3,054,645
3.75%, 11/15/2043 614,600 542,288
4.75%, 11/15/2043 1,250,000 1,263,477
3.63%, 2/15/2044 1,150,000 994,391
4.50%, 2/15/2044 2,630,000 2,570,414
3.38%, 5/15/2044 1,845,000 1,532,791
4.63%, 5/15/2044 250,000 248,047
3.13%, 8/15/2044 700,000 557,266
4.13%, 8/15/2044 1,509,000 1,398,654
3.00%, 11/15/2044 2,185,000 1,699,179
4.63%, 11/15/2044 1,805,000 1,788,078
4.75%, 2/15/2045 1,095,000 1,102,870
3.00%, 5/15/2045 1,858,000 1,437,918
2.50%, 2/15/2046 3,225,000 2,259,012
2.50%, 5/15/2046 4,905,000 3,421,237
2.25%, 8/15/2046 5,878,000 3,888,664
3.00%, 2/15/2047 1,765,000 1,338,642
3.00%, 5/15/2047 1,207,000 914,114
2.75%, 8/15/2047 665,000 479,216
3.00%, 2/15/2048 1,931,000 1,449,457
3.13%, 5/15/2048 200,000 153,438
3.00%, 8/15/2048 2,675,000 1,999,563
3.38%, 11/15/2048 802,000 640,723
3.00%, 2/15/2049 895,000 666,216
2.88%, 5/15/2049 3,725,000 2,701,207
2.25%, 8/15/2049 3,755,000 2,380,318
2.38%, 11/15/2049 7,565,000 4,917,250
2.00%, 2/15/2050 1,433,000 851,292
1.38%, 8/15/2050 5,445,000 2,717,395
1.63%, 11/15/2050
(a)
3,975,000 2,119,172
1.88%, 2/15/2051 8,783,000 4,992,587
2.38%, 5/15/2051 1,265,000 811,774
2.00%, 8/15/2051 3,700,000 2,159,875
1.88%, 11/15/2051 7,745,000 4,362,613
2.25%, 2/15/2052 7,054,900 4,363,015

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 44.9% (continued)
U.S. Treasury Bonds (continued)
2.88%, 5/15/2052 1,980,300 1,411,273
3.00%, 8/15/2052 1,108,700 811,083
4.00%, 11/15/2052 3,950,000 3,505,008
3.63%, 2/15/2053 5,600,000 4,635,750
3.63%, 5/15/2053 5,115,000 4,235,859
4.13%, 8/15/2053 4,940,000 4,479,191
4.75%, 11/15/2053 2,000,000 2,011,875
4.25%, 2/15/2054 2,440,000 2,260,431
4.63%, 5/15/2054 4,953,900 4,888,880
4.25%, 8/15/2054
(a)
5,315,000 4,931,323
4.50%, 11/15/2054 5,225,000 5,060,902
4.63%, 2/15/2055 3,210,000 3,178,402
U.S. Treasury Notes
1.63%, 5/15/2026 1,548,200 1,512,821
3.63%, 5/15/2026 6,720,000 6,702,150
0.75%, 5/31/2026 779,200 753,541
2.13%, 5/31/2026 6,183,600 6,069,590
4.88%, 5/31/2026 4,410,000 4,455,478
4.13%, 6/15/2026 905,600 908,359
1.88%, 6/30/2026 321,600 314,452
4.63%, 6/30/2026 3,950,000 3,985,180
0.63%, 7/31/2026 4,535,000 4,360,686
4.38%, 7/31/2026 1,190,000 1,198,181
1.50%, 8/15/2026 2,680,900 2,604,243
4.38%, 8/15/2026
(a)
4,705,000 4,739,736
0.75%, 8/31/2026 2,450,000 2,354,584
1.38%, 8/31/2026 1,030,000 998,255
3.75%, 8/31/2026
(a)
3,955,000 3,953,301
4.63%, 9/15/2026 2,110,000 2,134,727
0.88%, 9/30/2026
(a)
2,363,400 2,270,895
1.63%, 9/30/2026
(a)
1,825,800 1,773,451
3.50%, 9/30/2026
(a)
6,750,000 6,728,115
4.63%, 10/15/2026 3,600,200 3,645,624
1.13%, 10/31/2026 6,155,000 5,924,668
1.63%, 10/31/2026
(a)
4,665,000 4,524,139
4.13%, 10/31/2026 4,860,000 4,888,097
2.00%, 11/15/2026 6,221,300 6,063,094
4.63%, 11/15/2026 3,839,000 3,890,886
1.25%, 11/30/2026 3,570,700 3,437,915
1.63%, 11/30/2026 375,000 363,193
4.25%, 11/30/2026
(a)
4,760,000 4,799,791
4.38%, 12/15/2026 1,542,000 1,558,564
1.25%, 12/31/2026
(a)
5,385,700 5,176,583
1.75%, 12/31/2026 488,800 473,678
4.25%, 12/31/2026 7,700,000 7,770,383
4.00%, 1/15/2027 4,143,000 4,165,981
1.50%, 1/31/2027 5,505,000 5,305,229
4.13%, 1/31/2027 4,760,000 4,797,745
2.25%, 2/15/2027 4,103,000 4,004,272
4.13%, 2/15/2027 3,485,000 3,513,043
1.88%, 2/28/2027 1,220,100 1,182,353
4.13%, 2/28/2027
(a)
4,715,000 4,755,335
4.25%, 3/15/2027 1,505,000 1,521,755
2.50%, 3/31/2027
(a)
836,800 819,704
3.88%, 3/31/2027 4,680,000 4,702,486
4.50%, 4/15/2027 3,005,000 3,054,770

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 44.9% (continued)
U.S. Treasury Notes (continued)
2.75%, 4/30/2027 2,400,000 2,360,719
3.75%, 4/30/2027 3,590,000 3,600,938
2.38%, 5/15/2027 4,246,100 4,143,928
0.50%, 5/31/2027 1,650,000 1,547,777
2.63%, 5/31/2027 4,700,000 4,607,836
4.63%, 6/15/2027 815,000 832,064
0.50%, 6/30/2027 2,936,700 2,748,568
3.25%, 6/30/2027 2,795,000 2,775,566
4.38%, 7/15/2027 2,470,000 2,510,330
0.38%, 7/31/2027 4,429,700 4,124,466
2.75%, 7/31/2027 5,060,000 4,967,892
2.25%, 8/15/2027 5,255,000 5,101,866
3.75%, 8/15/2027 4,296,600 4,311,705
0.50%, 8/31/2027 1,660,000 1,546,134
3.13%, 8/31/2027 3,095,000 3,062,599
3.38%, 9/15/2027
(a)
4,390,000 4,370,451
0.38%, 9/30/2027 2,170,000 2,009,793
4.13%, 9/30/2027 4,072,000 4,124,491
3.88%, 10/15/2027 4,085,000 4,112,446
0.50%, 10/31/2027 5,475,000 5,072,930
2.25%, 11/15/2027 1,125,000 1,088,701
4.13%, 11/15/2027
(a)
4,005,000 4,056,627
0.63%, 11/30/2027 5,630,000 5,221,385
3.88%, 11/30/2027 2,355,700 2,371,895
4.00%, 12/15/2027 3,950,000 3,992,586
0.63%, 12/31/2027 9,045,800 8,368,778
3.88%, 12/31/2027 786,700 792,785
4.25%, 1/15/2028 4,000,000 4,067,500
0.75%, 1/31/2028 5,381,800 4,984,892
3.50%, 1/31/2028 2,307,900 2,302,491
2.75%, 2/15/2028 8,675,000 8,482,523
4.25%, 2/15/2028
(a)
3,765,000 3,831,182
1.13%, 2/29/2028 4,810,600 4,494,529
4.00%, 2/29/2028 1,644,600 1,662,459
3.88%, 3/15/2028
(a)
3,940,000 3,972,936
3.63%, 3/31/2028 6,000,000 6,008,438
3.75%, 4/15/2028 3,730,000 3,747,776
1.25%, 4/30/2028 3,312,700 3,093,751
3.50%, 4/30/2028 1,892,800 1,887,772
2.88%, 5/15/2028 1,768,100 1,731,495
1.25%, 5/31/2028 1,605,000 1,495,910
3.63%, 5/31/2028 3,754,800 3,757,440
1.25%, 6/30/2028 4,315,800 4,015,043
4.00%, 6/30/2028 1,409,800 1,427,202
1.00%, 7/31/2028 5,129,300 4,722,563
4.13%, 7/31/2028 6,196,800 6,294,593
2.88%, 8/15/2028 1,234,000 1,206,139
1.13%, 8/31/2028 3,239,600 2,988,531
4.38%, 8/31/2028 3,350,000 3,429,039
1.25%, 9/30/2028 4,081,400 3,773,382
4.63%, 9/30/2028 1,100,000 1,135,492
1.38%, 10/31/2028 3,096,200 2,868,823
4.88%, 10/31/2028 3,573,900 3,718,810
3.13%, 11/15/2028 4,525,000 4,449,348
1.50%, 11/30/2028 7,080,000 6,577,763
4.38%, 11/30/2028 6,370,000 6,527,259

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 44.9% (continued)
U.S. Treasury Notes (continued)
1.38%, 12/31/2028
(a)
7,280,200 6,721,103
3.75%, 12/31/2028 8,895,000 8,928,356
1.75%, 1/31/2029 3,605,500 3,368,044
4.00%, 1/31/2029 4,395,000 4,449,251
2.63%, 2/15/2029 2,285,700 2,203,558
1.88%, 2/28/2029 2,499,800 2,342,781
2.38%, 3/31/2029 900,000 858,375
4.13%, 3/31/2029 3,040,000 3,091,775
2.88%, 4/30/2029 5,302,700 5,149,419
4.63%, 4/30/2029 4,600,000 4,763,516
2.38%, 5/15/2029 30,000 28,568
4.50%, 5/31/2029 4,887,500 5,040,998
3.25%, 6/30/2029 3,585,400 3,527,417
4.25%, 6/30/2029 3,659,700 3,740,614
2.63%, 7/31/2029 1,835,000 1,759,593
4.00%, 7/31/2029 3,345,000 3,387,596
3.13%, 8/31/2029 3,250,000 3,178,145
3.63%, 8/31/2029
(a)
5,960,000 5,948,359
3.50%, 9/30/2029
(a)
2,985,000 2,962,846
3.88%, 9/30/2029 620,900 625,557
4.13%, 10/31/2029 3,930,000 4,000,617
1.75%, 11/15/2029
(a)
1,725,000 1,588,752
3.88%, 11/30/2029 148,600 149,668
4.13%, 11/30/2029 4,625,000 4,710,273
3.88%, 12/31/2029 2,980,000 3,001,884
4.38%, 12/31/2029 4,770,000 4,907,138
3.50%, 1/31/2030 4,310,000 4,269,930
4.25%, 1/31/2030 4,830,000 4,944,335
1.50%, 2/15/2030 6,112,700 5,525,308
4.00%, 2/28/2030 8,411,000 8,522,709
3.63%, 3/31/2030 4,300,000 4,280,852
4.00%, 3/31/2030
(a)
3,450,000 3,494,203
3.50%, 4/30/2030 5,425,000 5,367,783
3.88%, 4/30/2030 4,500,000 4,533,047
0.63%, 5/15/2030 4,135,000 3,548,670
3.75%, 5/31/2030 3,675,000 3,676,723
3.75%, 6/30/2030 5,300,000 5,300,414
4.00%, 7/31/2030 1,342,000 1,357,517
0.63%, 8/15/2030 8,630,000 7,340,219
4.13%, 8/31/2030 930,300 946,362
4.63%, 9/30/2030 2,048,500 2,132,841
4.88%, 10/31/2030
(a)
1,647,800 1,735,983
0.88%, 11/15/2030 9,865,000 8,440,741
4.38%, 11/30/2030 40,400 41,558
3.75%, 12/31/2030 4,271,000 4,257,653
4.00%, 1/31/2031 4,795,000 4,839,204
1.13%, 2/15/2031 770,000 664,426
4.25%, 2/28/2031 1,915,100 1,956,993
4.13%, 3/31/2031 3,450,000 3,502,020
4.63%, 4/30/2031 7,550,000 7,863,207
1.63%, 5/15/2031 3,515,000 3,096,495
4.63%, 5/31/2031 3,100,000 3,227,875
4.25%, 6/30/2031 2,210,000 2,256,099
4.13%, 7/31/2031 4,180,000 4,237,475
1.25%, 8/15/2031 3,905,900 3,336,188
3.75%, 8/31/2031 3,482,000 3,455,613

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 44.9% (continued)
U.S. Treasury Notes (continued)
3.63%, 9/30/2031 3,500,000 3,447,773
4.13%, 10/31/2031 3,100,000 3,140,203
1.38%, 11/15/2031 6,100,000 5,213,594
4.13%, 11/30/2031 2,935,000 2,972,146
4.50%, 12/31/2031 3,245,000 3,356,040
4.38%, 1/31/2032 2,590,000 2,659,606
1.88%, 2/15/2032 4,765,000 4,184,266
4.13%, 2/29/2032 2,005,000 2,029,123
4.13%, 3/31/2032 2,990,000 3,026,441
4.00%, 4/30/2032 2,830,000 2,842,823
2.88%, 5/15/2032 4,955,000 4,630,602
2.75%, 8/15/2032 7,520,000 6,945,425
4.13%, 11/15/2032 3,520,000 3,554,650
3.50%, 2/15/2033 6,368,400 6,153,467
3.38%, 5/15/2033 7,480,000 7,144,569
3.88%, 8/15/2033 6,800,000 6,713,938
4.50%, 11/15/2033 7,785,000 8,025,848
4.00%, 2/15/2034 6,945,000 6,893,998
4.38%, 5/15/2034 11,155,000 11,371,128
3.88%, 8/15/2034
(a)
9,366,000 9,178,680
4.25%, 11/15/2034 7,995,000 8,058,710
4.63%, 2/15/2035
(a)
10,580,000 10,978,403
Total U.S. Treasury Government Securities (cost $853,781,837) 847,201,509
Shares
Investment Companies – 2.5%
Registered Investment Companies – 2.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(g)(h)
(cost $46,361,398) 46,361,398 46,361,398
Investment of Cash Collateral for Securities Loaned – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(g)(h)
(cost $5,846,211) 5,846,211 5,846,211
Total Investments Before TBA Sale Commitments  (cost $1,960,410,947) 102.3% 1,931,462,690
TBA Sale Commitments – ( 0.4% )
Principal
Amount ($) Value ($)
Federal National Mortgage Association
(i)
1.50%, 5/15/2040
(e)
50,000 (44,151)
2.00%, 5/15/2040
(e)
100,000 (90,758)
2.50%, 5/15/2040
(e)
200,000 (185,804)
3.00%, 5/15/2040
(e)
300,000 (284,805)
3.50%, 5/15/2040
(e)
50,000 (48,158)
1.50%, 6/15/2040
(e)
25,000 (22,087)
2.00%, 6/15/2040
(e)
25,000 (22,700)
2.50%, 6/15/2040
(e)
125,000 (116,194)
3.00%, 6/15/2040
(e)
75,000 (71,231)
1.50%, 5/15/2055
(e)
500,000 (376,351)
2.00%, 5/15/2055
(e)
2,725,000 (2,160,437)
2.50%, 5/15/2055
(e)
1,625,000 (1,350,533)
3.00%, 5/15/2055
(e)
875,000 (758,592)
3.50%, 5/15/2055
(e)
400,000 (360,825)
1.50%, 6/15/2055
(e)
50,000 (37,653)
2.00%, 6/15/2055
(e)
75,000 (59,501)
2.50%, 6/15/2055
(e)
25,000 (20,785)
3.50%, 6/15/2055
(e)
25,000 (22,552)

See Notes to Financial Statements
BNY Mellon Core Bond ETF (continued)
Description Shares Value ($)
TBA Sale Commitments – (0.4%) (continued)
Government National Mortgage Association II
(i)
2.00%, 5/15/2055 525,000 (427,776)
2.50%, 5/15/2055 375,000 (319,394)
3.00%, 5/15/2055 75,000 (66,412)
2.00%, 6/15/2055 50,000 (40,754)
2.50%, 6/15/2055 75,000 (63,888)
3.00%, 6/15/2055 50,000 (44,270)
Total TBA Sale Commitments (proceeds$(6,989,718)) (6,995,611)
Total Investments (cost net of proceeds $1,953,421,229) 101.9% 1,924,467,079
Liabilities, Less Cash and Receivables (1.9)% (36,812,625)
Net Assets 100.0% 1,887,654,454
GO—General Obligation
RB—Revenue Bond
REIT—Real Estate Investment Trust
REMICs—Real Estate Mortgage Investment Conduits
(a)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $92,820,570 and the value of the collateral was $95,329,484, consisting of cash collateral of $5,846,211 and U.S. Government & Agency securities valued at $89,483,273. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities were valued at $3,669,145 or 0.19% of net assets.
(c)
Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)
Perpetual bond with no specified maturity date.
(e)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with
FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(f)
Purchased on a forward commitment basis.
(g)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(h)
The rate shown is the 1-day yield as of April 30, 2025.
(i)
Sales on a forward commitment basis.
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
10/31/24 Purchases ($)
1
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 2.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 61,053,551 113,666,118 (128,358,271) 46,361,398 1,041,099
Investment of Cash Collateral for Securities Loaned – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 5,539,116 31,206,285 (30,899,190) 5,846,211 55,591
2
Total – 2.8% 66,592,667 144,872,403 (159,257,461) 52,207,609 1,096,690
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
See Notes to Financial Statements
36
BNY Mellon US
Large Cap Core
Equity ETF
BNY Mellon US
Mid Cap Core
Equity ETF
BNY Mellon US
Small Cap Core
Equity ETF
Assets ($):
Investments in securities—See Statement
s
of Investments
†
(including
securities on loan)
††
—Note 2(c): – – –
Unaffiliated issuers 2,572,466,955 325,598,278 86,771,435
Affiliated issuers 2,864,946 4,879,022 2,655,684
Cash collateral held by broker—Note 4 295,000 84,000 58,000
Dividends receivable 1,463,720 103,509 25,730
Tax reclaim receivable—Note 2(b) 12,672 2,904 —
Receivable for futures variation margin—Note 4 2,113 — —
Affiliated income receivable net of rebates from securities lending 1,625 2,046 830
Receivable for investment securities sold — 800,056 —
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 217 — —
2,577,107,248 331,469,815 89,511,679
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 11,549 2,946
Liability for securities on loan—Note 2(c) 59,822 4,353,368 2,288,403
Payable for shares of Beneficial Interest redeemed 70,792 — —
Payable for futures variation margin—Note 4 — 1,200 2,760
Payable for investment securities purchased — 916,911 —
130,614 5,283,028 2,294,109
Net Assets ($) 2,576,976,634 326,186,787 87,217,570
Composition of Net Assets ($):
Paid-in capital 2,155,824,190 338,825,746 105,764,382
Total distributable earnings (loss) 421,152,444 (12,638,959) (18,546,812)
Net Assets ($) 2,576,976,634 326,186,787 87,217,570
Shares outstanding no par value (unlimited shares authorized): 24,290,000 3,490,000 970,000
Net asset value per share 106.09 93.46 89.92
Market price per share 105.80 93.46 89.84
†
Investments at cost ($)
Unaffiliated issuers 2,303,941,813 315,567,990 90,013,912
Affiliated issuers 2,864,946 4,879,022 2,655,684
††
Value of securities on loan ($) 14,123,546 12,418,520 4,689,121

See Notes to Financial Statements
BNY Mellon
International
Equity ETF
BNY Mellon
Emerging Markets
Equity ETF
BNY Mellon Core
Bond ETF
Assets ($):
Investments in securities—See Statement
s
of Investments
†
(including
securities on loan)
††
—Note 2(c): – – –
Unaffiliated issuers 592,017,032 90,677,172 1,879,255,081
Affiliated issuers 1,536,594 487,838 52,207,609
Cash — — 16
Cash denominated in foreign currency
†††
983,705 159,644 —
Cash collateral held by broker—Note 4 254,000 36,000 —
Dividends receivable 2,722,631 141,577 139,534
Tax reclaim receivable—Note 2(b) 1,464,962 1,948 —
Affiliated income receivable net of rebates from securities lending 387 245 8,124
Interest receivable — — 14,535,251
Receivable for futures variation margin—Note 4 — 1,380 —
Receivable for investment securities sold—TBA — — 9,710,661
Receivable for investment securities sold — — 18,453,589
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — — 3,284
598,979,311 91,505,804 1,974,313,149
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 20,113 8,766 —
TBA sale commitments at value—Note 4
††††
— — 6,995,611
Liability for securities on loan—Note 2(c) 44,563 75,060 5,846,211
Payable for futures variation margin—Note 4 6,734 — —
Payable for investment securities purchased — — 29,871,553
Payable for investment securities purchased—TBA — — 43,945,320
Payable for foreign capital gains tax—Note 2(b) — 536,773 —
71,410 620,599 86,658,695
Net Assets ($) 598,907,901 90,885,205 1,887,654,454
Composition of Net Assets ($):
Paid-in capital 514,791,307 90,182,643 1,931,933,490
Total distributable earnings (loss) 84,116,594 702,562 (44,279,036)
Net Assets ($) 598,907,901 90,885,205 1,887,654,454
Shares outstanding no par value (unlimited shares authorized): 7,500,000 1,500,000 44,800,000
Net asset value per share 79.85 60.59 42.14
Market price per share 80.05 60.20 42.18
†
Investments at cost ($)
Unaffiliated issuers 518,514,985 77,555,748 1,908,203,338
Affiliated issuers 1,536,594 487,838 52,207,609
††
Value of securities on loan ($) 1,940,550 282,172 92,820,570
†††
Cash denominated in foreign currency (cost) ($) 977,762 147,760 —
††††
TBA sale commitments proceeds ($) — — 6,989,718

STATEMENTS OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
See Notes to Financial Statements
BNY Mellon US
Large Cap Core
Equity ETF
BNY Mellon US
Mid Cap Core
Equity ETF
BNY Mellon US
Small Cap Core
Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
20,282,096 3,989,786 986,908
Affiliated issuers 102,103 32,174 7,691
Interest 11,665 5,932 1,178
Affiliated income net of rebates from securities lending—Note 2(c) 29,698 62,075 12,540
Total Income 20,425,562 4,089,967 1,008,317
Expenses:
Management fee—Note 3(a) — 100,110 23,526
Total Expenses — 100,110 23,526
Net Investment Income 20,425,562 3,989,857 984,791
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (7,506,518) (6,071,157) (2,175,136)
Net realized gain (loss) on in-kind redemptions 205,813,464 19,207,337 6,599,772
Net realized gain (loss) on futures (638,739) (451,369) (90,554)
Net realized gain (loss) 197,668,207 12,684,811 4,334,082
Net change in unrealized appreciation (depreciation) on investments (336,518,677) (64,926,273) (17,012,247)
Net change in unrealized appreciation (depreciation) on futures 39,103 (43,473) 5,877
Net change in unrealized appreciation (depreciation) (336,479,574) (64,969,746) (17,006,370)
Net Realized and Unrealized Gain (Loss) on Investments (138,811,367) (52,284,935) (12,672,288)
Net Increase (Decrease) in Net Assets Resulting from Operations (118,385,805) (48,295,078) (11,687,497)
†
Net of foreign taxes withheld at source ($) – 4,559 1,740

See Notes to Financial Statements
BNY Mellon
International
Equity ETF
BNY Mellon
Emerging Markets
Equity ETF
BNY Mellon Core
Bond ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
10,246,889 1,291,540 —
Affiliated issuers 18,908 8,277 1,041,099
Interest 3,640 423 41,796,736
Affiliated income net of rebates from securities lending—Note 2(c) 2,820 8,190 55,591
Total Income 10,272,257 1,308,430 42,893,426
Expenses:
Management fee—Note 3(a) 139,721 62,781 —
Total Expenses 139,721 62,781 —
Net Investment Income 10,132,536 1,245,649 42,893,426
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (8,862,941) (5,857,512) (3,334,893)
Net realized gain (loss) on in-kind redemptions 42,009,411 1,599,910 (1,945,329)
Net realized gain (loss) on TBA sale commitments — — 6,115
Net realized gain (loss) on futures (59,287) (2,816) —
Net realized gain (loss) on foreign capital gains tax—Note 2(b) — (139,829) —
Net realized gain (loss) 33,087,183 (4,400,247) (5,274,107)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (13,039,686) (1,386,584) 13,347,995
Net change in unrealized appreciation (depreciation) on TBA sale commitments — — (5,448)
Net change in unrealized appreciation (depreciation) on futures 160,271 (10,264) —
Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax—Note 2(b) — 366,476 —
Net change in unrealized appreciation (depreciation) (12,879,415) (1,030,372) 13,342,547
Net Realized and Unrealized Gain (Loss) on Investments 20,207,768 (5,430,619) 8,068,440
Net Increase (Decrease) in Net Assets Resulting from Operations 30,340,304 (4,184,970) 50,961,866
†
Net of foreign taxes withheld at source ($) 1,117,717 130,186 –

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large Cap Core
Equity ETF
BNY Mellon US Mid Cap Core Equity
ETF
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations ($):
Net investment income 20,425,562 32,656,829 3,989,857 7,059,856
Net realized gain (loss) on investments 197,668,207 98,074,551 12,684,811 24,198,006
Net change in unrealized appreciation (depreciation) on
investments (336,479,574) 569,729,777 (64,969,746) 112,925,445
Net Increase (Decrease) in Net Assets Resulting from
Operations (118,385,805) 700,461,157 (48,295,078) 144,183,307
Distributions ($):
Distributions to shareholders (19,859,459) (31,978,450) (4,486,451) (6,908,269)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment
Adviser, LLC—Note 3(a) 2,331 4,800 — —
Beneficial Interest Transactions ($):
Proceeds from shares sold 616,206,841 1,013,593,349 54,218,413 206,676,062
Cost of shares redeemed (780,630,292) (496,912,201) (186,015,520) (253,701,345)
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions (164,423,451) 516,681,148 (131,797,107) (47,025,283)
Total Increase (Decrease) in Net Assets (302,666,384) 1,185,168,655 (184,578,636) 90,249,755
Net Assets ($):
Beginning of Period 2,879,643,018 1,694,474,363 510,765,423 420,515,668
End of Period 2,576,976,634 2,879,643,018 326,186,787 510,765,423
Changes in Shares Outstanding:
Shares sold 5,560,000 10,400,000 520,000 2,440,000
Shares redeemed (7,840,000) (5,200,000) (2,080,000) (2,920,000)
Net Increase (Decrease) in Shares Outstanding (2,280,000) 5,200,000 (1,560,000) (480,000)

See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity
ETF BNY Mellon International Equity ETF
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations ($):
Net investment income 984,791 1,719,201 10,132,536 17,786,827
Net realized gain (loss) on investments 4,334,082 1,470,882 33,087,183 (10,633,041)
Net change in unrealized appreciation (depreciation) on
investments (17,006,370) 27,350,767 (12,879,415) 105,217,527
Net Increase (Decrease) in Net Assets Resulting from
Operations (11,687,497) 30,540,850 30,340,304 112,371,313
Distributions ($):
Distributions to shareholders (899,260) (1,761,694) (9,152,736) (18,099,472)
Beneficial Interest Transactions ($):
Proceeds from shares sold 24,239,992 28,062,445 75,222,531 186,049,480
Cost of shares redeemed (44,708,464) (31,936,712) (222,457,148) —
Transaction fees—Note 5 — — 5,913 3,472
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions (20,468,472) (3,874,267) (147,228,704) 186,052,952
Total Increase (Decrease) in Net Assets (33,055,229) 24,904,889 (126,041,136) 280,324,793
Net Assets ($):
Beginning of Period 120,272,799 95,367,910 724,949,037 444,624,244
End of Period 87,217,570 120,272,799 598,907,901 724,949,037
Changes in Shares Outstanding:
Shares sold 260,000 320,000 1,000,000 2,550,000
Shares redeemed (500,000) (360,000) (3,200,000) —
Net Increase (Decrease) in Shares Outstanding (240,000) (40,000) (2,200,000) 2,550,000

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets
Equity ETF BNY Mellon Core Bond ETF
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations ($):
Net investment income 1,245,649 2,411,120 42,893,426 70,814,904
Net realized gain (loss) on investments (4,400,247) (3,067,772) (5,274,107) (10,561,536)
Net change in unrealized appreciation (depreciation) on
investments (1,030,372) 19,686,372 13,342,547 22,511,170
Net Increase (Decrease) in Net Assets Resulting from
Operations (4,184,970) 19,029,720 50,961,866 82,764,538
Distributions ($):
Distributions to shareholders (1,362,405) (2,562,381) (40,606,840) (62,713,522)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment
Adviser, LLC—Note 3(a) — — 23,708 41,236
Beneficial Interest Transactions ($):
Proceeds from shares sold 9,104,308 25,776,491 199,060,064 1,675,620,574
Cost of shares redeemed (32,781,478) (8,909,687) (315,878,744) (243,786,406)
Transaction fees—Note 5 387,084 85,151 141,938 1,111,233
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions (23,290,086) 16,951,955 (116,676,742) 1,432,945,401
Total Increase (Decrease) in Net Assets (28,837,461) 33,419,294 (106,298,008) 1,453,037,653
Net Assets ($):
Beginning of Period 119,722,666 86,303,372 1,993,952,462 540,914,809
End of Period 90,885,205 119,722,666 1,887,654,454 1,993,952,462
Changes in Shares Outstanding:
Shares sold 150,000 400,000 4,800,000 39,700,000
Shares redeemed (600,000) (150,000) (7,550,000) (5,850,000)
Net Increase (Decrease) in Shares Outstanding (450,000) 250,000 (2,750,000) 33,850,000

FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
BNY Mellon US Large Cap Core
Equity ETF
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended October 31, For the Period
from
April 9, 2020
(a)
to
October 31, 2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of
period 108.38 79.29 71.24 87.00 61.95 50.00
Investment Operations:
Net investment income
(b)
0.74 1.38 1.23 1.15 1.06 0.56
Net realized and unrealized gain
(loss) on investments (2.34) 29.07 7.99 (15.81) 24.90 11.81
Total from Investment Operations (1.60) 30.45 9.22 (14.66) 25.96 12.37
Distributions: – – – – – –
Dividends from net investment
income (0.69) (1.36) (1.17) (1.10) (0.91) (0.42)
Net asset value, end of period 106.09 108.38 79.29 71.24 87.00 61.95
Market price, end of period 105.80 108.30 79.24 71.29 87.03 61.82
Net Asset Value Total Return
(%)
(c)
(1.49) 38.54 13.00 (16.91) 42.08 24.76
Market Price Total Return (%)
(c)
(1.69) 38.53 12.85 (16.90) 42.42 24.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average
net assets –
(d),(e)
–
(e)
–
(e)
–
(e)
–
(e)
–
(d)
Ratio of net investment income to
average net assets 1.33
(d),(e)
1.40
(e)
1.57
(e)
1.47
(e)
1.35
(e)
1.63
(d)
Portfolio Turnover Rate
(f)
1.24 16.00 5.33 5.74 10.53 10.62
Net Assets, end of period ($ x
1,000) 2,576,977 2,879,643 1,694,474 438,156 391,486 93,045
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core
Equity ETF
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended October 31, For the Period
from
April 9, 2020
(a)
to
October 31, 2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of
period 101.14 76.04 77.86 94.03 65.66 50.00
Investment Operations:
Net investment income
(b)
0.81 1.38 1.35 1.32 1.07 0.50
Net realized and unrealized gain
(loss) on investments (7.62) 25.09 (1.99) (16.18) 28.28 15.63
Total from Investment Operations (6.81) 26.47 (0.64) (14.86) 29.35 16.13
Distributions: – – – – – –
Dividends from net investment
income (0.87) (1.37) (1.18) (1.31) (0.98) (0.47)
Net asset value, end of period 93.46 101.14 76.04 77.86 94.03 65.66
Market price, end of period 93.46 101.27 76.08 77.86 94.11 65.55
Net Asset Value Total Return
(%)
(c)
(6.79) 34.92 (0.89) (15.88) 44.87 32.27
Market Price Total Return (%)
(c)
(6.90) 35.01 (0.83) (15.94) 45.23 32.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average
net assets 0.04
(d),(e)
0.04
(e)
0.04
(e)
0.04
(e)
0.04
(e)
0.04
(d)
Ratio of net investment income to
average net assets 1.59
(d),(e)
1.48
(e)
1.66
(e)
1.55
(e)
1.24
(e)
1.43
(d)
Portfolio Turnover Rate
(f)
13.96 93.63 11.76 25.97 32.65 21.26
Net Assets, end of period ($ x
1,000) 326,187 510,765 420,516 86,427 112,841 39,396
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Small Cap Core
Equity ETF
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended October 31, For the Period
from
April 9, 2020
(a)
to
October 31, 2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of
period 99.40 76.29 79.45 97.73 67.17 50.00
Investment Operations:
Net investment income
(b)
0.83 1.42 1.30 1.22 1.25 0.49
Net realized and unrealized gain
(loss) on investments (9.57) 23.16 (3.30) (18.22) 30.31 17.14
Total from Investment Operations (8.74) 24.58 (2.00) (17.00) 31.56 17.63
Distributions: – – – – – –
Dividends from net investment
income (0.74) (1.47) (1.16) (1.28) (1.00) (0.46)
Net asset value, end of period 89.92 99.40 76.29 79.45 97.73 67.17
Market price, end of period 89.84 99.56 76.35 79.50 97.86 67.03
Net Asset Value Total Return
(%)
(c)
(8.86) 32.30 (2.59) (17.45) 47.08 35.30
Market Price Total Return (%)
(c)
(9.08) 32.42 (2.57) (17.50) 47.59 35.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average
net assets 0.04
(d),(e)
0.04
(e)
0.04
(e)
0.04
(e)
0.04
(e)
0.04
(d)
Ratio of net investment income to
average net assets 1.67
(d),(e)
1.53
(e)
1.58
(e)
1.36
(e)
1.34
(e)
1.37
(d)
Portfolio Turnover Rate
(f)
21.05 66.34 20.13 37.93 50.09 32.54
Net Assets, end of period ($ x
1,000) 87,218 120,273 95,368 35,754 180,810 40,302
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International
Equity ETF
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended October 31, For the Period
from
April 24, 2020
(a)
to October 31,
2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of
period 74.74 62.19 56.45 74.38 56.06 50.00
Investment Operations:
Net investment income
(b)
1.09 2.12 2.19 2.03 1.82 0.76
Net realized and unrealized gain
(loss) on investments 5.00 12.56 5.43
(c)
(17.83) 18.31 6.00
Total from Investment Operations 6.09 14.68 7.62 (15.80) 20.13 6.76
Distributions: – – – – – –
Dividends from net investment
income (0.98) (2.13) (1.88) (2.13) (1.81) (0.70)
Transaction fees
(b)
0.00
(d)
0.00
(d)
0.00
(d)
— — —
Net asset value, end of period 79.85 74.74 62.19 56.45 74.38 56.06
Market price, end of period 80.05 75.09 62.88 56.52 74.86 56.66
Net Asset Value Total Return
(%)
(e)
8.25 23.65 13.32 (21.49) 36.10 13.49
Market Price Total Return (%)
(e)
8.01 22.84 14.43 (21.92) 35.52 14.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average
net assets 0.04
(f),(g)
0.04
(g)
0.04
(g)
0.04
(g)
0.04
(g)
0.04
(f)
Ratio of net investment income to
average net assets 2.90
(f),(g)
2.88
(g)
3.30
(g)
3.15
(g)
2.57
(g)
2.55
(f)
Portfolio Turnover Rate
(h)
5.20 16.58 13.57 19.30 13.49 12.82
Net Assets, end of period ($ x
1,000) 598,908 724,949 444,624 127,021 100,409 30,834
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
Annualized.
(g)
Amounts do not include the expenses of the underlying fund.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Emerging Markets
Equity ETF
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended October 31, For the Period
from
April 24, 2020
(a)
to October 31,
2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of
period 61.40 50.77 47.36 69.84 62.45 50.00
Investment Operations:
Net investment income
(b)
0.65 1.44 1.55 1.76 1.47 0.81
Net realized and unrealized gain
(loss) on investments (0.98) 10.69 3.28
(c)
(22.41) 7.69 12.40
Total from Investment Operations (0.33) 12.13 4.83 (20.65) 9.16 13.21
Distributions: – – – – – –
Dividends from net investment
income (0.68) (1.55) (1.48) (1.83) (1.77) (0.76)
Transaction fees
(b)
0.20 0.05 0.06 — — —
Net asset value, end of period 60.59 61.40 50.77 47.36 69.84 62.45
Market price, end of period 60.20 61.33 50.67 47.53 69.90 62.92
Net Asset Value Total Return
(%)
(d)
(0.17) 24.11 10.14 (29.91) 14.61 26.52
Market Price Total Return (%)
(d)
(0.73) 24.20 9.55 (29.76) 13.83 27.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average
net assets 0.11
(e),(f)
0.11
(f)
0.11
(f)
0.11
(f)
0.11
(f)
0.11
(e)
Ratio of net expenses to average
net assets 0.11
(e),(f)
0.11
(f)
0.11
(f)
0.11
(f),(g)
0.11
(f),(g)
0.11
(e)
Ratio of net investment income to
average net assets 2.18
(e),(f)
2.48
(f)
2.84
(f)
2.90
(f),(g)
2.00
(f),(g)
2.63
(e)
Portfolio Turnover Rate
(h)
11.87 30.80 19.90 15.00 17.42 12.84
Net Assets, end of period ($ x
1,000) 90,885 119,723 86,303 26,046 38,411 34,351
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Amount inclusive of reduction in expenses pursuant to undertaking.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Core Bond ETF
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended October 31, For the Period
from
April 24, 2020
(a)
to October 31,
2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of
period 41.93 39.48 40.68 49.30 50.27 50.00
Investment Operations:
Net investment income
(b)
0.92 1.83 1.47 0.96 0.55 0.32
Net realized and unrealized gain
(loss) on investments 0.15 2.26 (1.31) (8.68) (0.75) 0.33
Total from Investment Operations 1.07 4.09 0.16 (7.72) (0.20) 0.65
Distributions: – – – – – –
Dividends from net investment
income (0.86) (1.67) (1.37) (0.92) (0.77) (0.38)
Transaction fees
(b)
0.00
(c)
0.03 0.01 0.02 — —
Net asset value, end of period 42.14 41.93 39.48 40.68 49.30 50.27
Market price, end of period 42.18 41.95 39.52 40.66 49.33 50.29
Net Asset Value Total Return
(%)
(d)
2.58 10.54 0.31 (15.82) (0.41) 1.30
Market Price Total Return (%)
(d)
2.65 10.48 0.44 (15.89) (0.38) 1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average
net assets –
(e),(f)
–
(f)
–
(f)
–
(f)
–
(f)
–
(e)
Ratio of net investment income to
average net assets 4.44
(e),(f)
4.39
(f)
3.53
(f)
2.15
(f)
1.12
(f)
1.20
(e)
Portfolio Turnover Rate
(g)
26.80 59.76 64.39 84.75 105.97 27.32
Net Assets, end of period ($ x
1,000) 1,887,654 1,993,952 540,915 372,187 194,745 45,248
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust operates as a series company currently consisting of twelve series, including the following diversified funds: BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core
Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets
Equity ETF and BNY Mellon Core Bond ETF (each, a “fund” and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon ETF Investment Adviser, LLC (the
“Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser.
The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (“Mellon”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as each fund’s sub-adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
†
Solactive AG (“Solactive”) is the licensor of Solactive GBS United States 500 Index TR, Solactive GBS United States 400 Index TR, Solactive GBS United States 600 Index TR, Solactive GBS
Developed Markets ex United States Large & Mid Cap USD Index NTR, and Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (the “Solactive Indexes”). The BNY
Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, and BNY
Mellon Emerging Markets Equity ETF (collectively, and solely for the purposes of this section, the "BNY Mellon Equity ETFs") are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the funds; (b) the quality, accuracy and/or completeness of the
Solactive Indexes; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Solactive Indexes. Solactive does not guarantee the accuracy and/or the completeness of the
Solactive Indexes and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Solactive Indexes and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Solactive
Indexes. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Solactive Indexes.
††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual
Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
 Fund Name Underlying Index
BNY Mellon US Large Cap Core Equity ETF Solactive GBS United States 500 Index TR
†
BNY Mellon US Mid Cap Core Equity ETF Solactive GBS United States 400 Index TR
†
BNY Mellon US Small Cap Core Equity ETF Solactive GBS United States 600 Index TR
†
BNY Mellon International Equity ETF
Solactive GBS Developed Markets ex United States Large & Mid Cap USD
Index NTR
†
BNY Mellon Emerging Markets Equity ETF Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR
†
BNY Mellon Core Bond ETF Bloomberg US Aggregate Total Return Index
††

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the
Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2025 in valuing each fund’s investments:

Fair Value Measurements
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 2,572,466,955 — — 2,572,466,955
Investment Companies 2,805,124 — — 2,805,124
Investment of Cash Collateral for
Securities Loaned 59,822 — — 59,822
2,575,331,901 — — 2,575,331,901
Other Financial Instruments:
Futures
††
44,188 — — 44,188
44,188 — — 44,188
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 325,598,278 — — 325,598,278
Investment Companies 525,654 — — 525,654
Investment of Cash Collateral for
Securities Loaned 4,353,368 — — 4,353,368
330,477,300 — — 330,477,300
Liabilities ($)
Other Financial Instruments:
Futures
††
(29,180) — — (29,180)
(29,180) — — (29,180)
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 86,771,435 — — 86,771,435
Investment Companies 367,281 — — 367,281
Investment of Cash Collateral for
Securities Loaned 2,288,403 — — 2,288,403
89,427,119 — — 89,427,119
Liabilities ($)
Other Financial Instruments:
Futures
††
(513) — — (513)
(513) — — (513)
BNY Mellon International Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 590,392,790 — 0 590,392,790
Preferred Stocks 1,623,525 — — 1,623,525
Rights 717 — — 717
Warrants — 0 — 0
Investment Companies 1,492,031 — — 1,492,031
Investment of Cash Collateral for
Securities Loaned 44,563 — — 44,563
593,553,626 0 0 593,553,626
Other Financial Instruments:
Futures
††
88,020 — — 88,020
88,020 — — 88,020

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
(b) Foreign currency transactions: Each relevant fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: Each relevant fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of
April 30, 2025
, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 89,086,879 — 0 89,086,879
Preferred Stocks 1,588,378 — 0 1,588,378
Rights 1,915 — — 1,915
Investment Companies 412,778 — — 412,778
Investment of Cash Collateral for
Securities Loaned 75,060 — — 75,060
91,165,010 — 0 91,165,010
Liabilities ($)
Other Financial Instruments:
Futures
††
(4,882) — — (4,882)
(4,882) — — (4,882)
BNY Mellon Core Bond ETF
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 7,267,303 — 7,267,303
Commercial Mortgage-Backed
Securities — 14,273,055 — 14,273,055
Corporate Bonds — 451,006,689 — 451,006,689
Foreign Governmental — 27,943,145 — 27,943,145
Municipal Securities — 6,583,074 — 6,583,074
Supranational Bank — 27,044,350 — 27,044,350
U.S. Government Agencies — 497,935,956 — 497,935,956
U.S. Treasury Government Securities — 847,201,509 — 847,201,509
Investment Companies 46,361,398 — — 46,361,398
Investment of Cash Collateral for
Securities Loaned 5,846,211 — — 5,846,211
52,207,609 1,879,255,081 — 1,931,462,690
Liabilities ($)
TBA Sale Commitments — (6,995,611) — (6,995,611)
— (6,995,611) — (6,995,611)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and
Agency securities. Any non-cash collateral received cannot be sold or re-pledged by each fund, except in the event of borrower default.
The securities on loan, if any, are also disclosed in each fund’s Statement of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes the amount BNY earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended April 30, 2025.
For financial reporting purposes, the funds elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the
Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and
Liabilities. As of April 30, 2025, the funds had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Securities Lending Agreement
BNY Mellon US Large Cap Core Equity ETF $ 4,050
BNY Mellon US Mid Cap Core Equity ETF 8,441
BNY Mellon US Small Cap Core Equity ETF 1,694
BNY Mellon International Equity ETF 382
BNY Mellon Emerging Markets Equity ETF 1,111
BNY Mellon Core Bond ETF 7,459
Assets ($) Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities
14,123,546 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (14,123,546)
†
—
Net Amount — —
BNY Mellon US Mid Cap Core Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities
12,418,520 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (12,418,520)
†
—
Net Amount — —
BNY Mellon US Small Cap Core Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities
4,689,121 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (4,689,121)
†
—
Net Amount — —
BNY Mellon International Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities
1,940,550 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (1,940,550)
†
—
Net Amount — —
BNY Mellon Emerging Markets Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities
282,172 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (282,172)
†
—
Net Amount — —
BNY Mellon Core Bond ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities
92,820,570 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (92,820,570)
†
—
Net Amount — —

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk:
To the extent each relevant fund invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses and/or may impact the correlation between each fund and index performance. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by each fund. To the extent securities held by each fund trade in a market that is closed when the exchange on which each fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in each fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.
Emerging Market Risk:
The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. There may be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable. In addition, emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers.
Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Additionally, investments in these countries may have restrictions that make it difficult or impossible for each fund to exercise rights, pursue legal remedies, and obtain judgments in foreign courts. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the
United States. These risks may impact the correlation between each fund and index performance.
Fixed-Income Market Risk:
BNY Mellon Core Bond ETF invests in fixed-income securities. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).
Authorized Participants, Market Makers and Liquidity Providers Risk:
Each fund has a limited number of financial institutions
that may act as Authorized Participants, which are responsible for the creation and redemption activity for each fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF normally declare
†
The value of the related collateral received by the fund normally exceeded the value of the securities loaded by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding the collateral received for open securities lending.

and pay dividends from net investment income quarterly. BNY Mellon Core Bond ETF normally declares and pays dividends from net investment income monthly. Income dividends for each fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended April 30, 2025, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended April 30, 2025, the funds did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The funds are permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The table below summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024.
The table below summarizes each fund’s tax character of distributions paid to shareholders during the fiscal period ended October 31,
2024. The tax character of current year distributions will be determined at the end of the current fiscal year.
Tax Character of Distributions Paid
(g) Operating Segment Reporting: In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the funds operate and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the funds’ prospectus.
The accounting policies of the fund are consistent with those described in these Notes to the Financial Statements. The chief operating
Capital Loss Carryover
Short-Term
Losses
Long-Term
Losses Total
BNY Mellon US Large Cap Core Equity ETF $ 19,376,129 $ 11,907,104 $ 31,283,233
BNY Mellon US Mid Cap Core Equity ETF 22,355,252 8,483,401 30,838,653
BNY Mellon US Small Cap Core Equity ETF 9,356,477 7,525,924 16,882,401
BNY Mellon International Equity ETF 8,828,001 5,481,775 14,309,776
BNY Mellon Emerging Markets Equity ETF 3,080,828 3,420,020 6,500,848
BNY Mellon Core Bond ETF 5,050,244 12,133,946 17,184,190
Ordinary
Income
†
2024
BNY Mellon US Large Cap Core Equity ETF $31,978,450
BNY Mellon US Mid Cap Core Equity ETF 6,908,269
BNY Mellon US Small Cap Core Equity ETF 1,761,694
BNY Mellon International Equity ETF 18,099,472
BNY Mellon Emerging Markets Equity ETF 2,562,381
BNY Mellon Core Bond ETF 62,713,522
†
Includes short-term capital gain distributions, if any.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s adviser, comprising of Senior management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statements of Assets and Liabilities, investments held on the Statements of
Investments, results of operations and significant segment expenses on the Statements of Operations and other information about the funds’ performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is payable monthly and computed at an annual rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF
and BNY Mellon Emerging Markets Equity ETF, each fund’s management agreement provides that the Adviser pays substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
For BNY Mellon US Large Cap Core Equity ETF and BNY Mellon Core Bond ETF, each fund’s management agreement provides that the Adviser pays substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For BNY Mellon US Large Cap
Core Equity ETF and BNY Mellon Core Bond ETF, each fund’s management agreement provides that the Adviser pays all acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. For financial reporting purposes such payments pursuant to undertakings above will be considered a reduction in expenses presented in the Statement of Operations. If such payments made to certain funds would be excess over expenses borne directly by each fund, such payments will be considered Capital
Contributions from Adviser presented in the Statement of Changes. During the period ended April 30, 2025, there was no impact on the
Total Return of each relevant fund as a result of the Capital Contributions from Adviser.
The table below summarizes the amounts pursuant to undertakings during the period ended April 30, 2025.
Reduction in expenses/Capital Contributions from Adviser
Pursuant to undertakings
Pursuant to a sub-investment advisory agreement between Mellon and the Adviser, the Adviser pays Mellon a monthly fee at an annual percentage of the value of each fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which each fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves each fund from disclosing the sub-advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon US Large Cap Core Equity ETF $2,331
BNY Mellon US Mid Cap Core Equity ETF -
BNY Mellon US Small Cap Core Equity ETF -
BNY Mellon International Equity ETF -
BNY Mellon Emerging Markets Equity ETF -
BNY Mellon Core Bond ETF 23,708

owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
For each fund, the Adviser pays a contractual fee rate to Mellon as applicable to each fund’s sub-investment advisory agreement, at the annual rate set forth in the table below (stated as a percentage of each fund’s average daily net assets). The Adviser, and not the funds, pays the Mellon fee rate as applicable to each fund’s sub-investment advisory agreement.
Sub-Investment Advisory Agreement Fees
(b) Each fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, each fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The table below summarized the components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statements of Assets and
Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the funds. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and in-kind transactions, during the period ended April 30, 2025.
Purchases and Sales
TBA Securities: During the period ended April 30, 2025, BNY Mellon Core Bond ETF transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA
Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities
 as
Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited”
derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the
period ended April 30, 2025
is discussed below.
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
Management
fees
Less/Excess
Reimbursement
BNY Mellon US Large Cap Core Equity ETF $- $217
BNY Mellon US Mid Cap Core Equity ETF 11,549 –
BNY Mellon US Small Cap Core Equity ETF 2,946 –
BNY Mellon International Equity ETF 20,113 –
BNY Mellon Emerging Markets Equity ETF 8,766 –
BNY Mellon Core Bond ETF – 3,284
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $ 37,776,255 $ 38,642,944
BNY Mellon US Mid Cap Core Equity ETF 69,597,118 69,918,786
BNY Mellon US Small Cap Core Equity ETF 25,216,266 24,710,659
BNY Mellon International Equity ETF 36,543,923 43,792,624
BNY Mellon Emerging Markets Equity ETF 13,597,361 27,439,631
BNY Mellon Core Bond ETF 584,433,611 519,090,950

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Futures: In the normal course of pursuing their investment objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core
Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets
Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
which are recorded in the Statements of Operations.
When the contracts are closed,
the fund recognizes a realized gain or loss
which is reflected in the Statements of Operations.
There is minimal counterparty credit risk
to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30,
2025, are set forth in the Statement of Investments for each fund.
The following tables show the funds’ exposure to different types of market risk as it relates to the Statements of Assets and Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of April 30, 2025 is shown below:
The effect of derivative instruments in the Statements of Operations during the period ended April 30, 2025 is shown below:
Derivative
Assets ($)
Derivative
Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Equity risk
(a)
44,188 –
BNY Mellon US Mid Cap Core Equity ETF
Equity risk
(a)
– (29,180)
BNY Mellon US Small Cap Core Equity ETF
Equity risk
(a)
– (513)
BNY Mellon International Equity ETF
Equity risk
(a)
88,020 –
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
– (4,882)
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
Amount of realized gain (loss) on derivatives ($)
Underlying Risk Futures
(a)
Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk (638,739) (638,739)
BNY Mellon US Mid Cap Core Equity ETF
Equity risk (451,369) (451,369)
BNY Mellon US Small Cap Core Equity ETF
Equity risk (90,554) (90,554)
BNY Mellon International Equity ETF
Equity risk (59,287) (59,287)
BNY Mellon Emerging Markets Equity ETF
Equity risk (2,816) (2,816)
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying Risk Futures
(b)
Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 39,103 39,103
BNY Mellon US Mid Cap Core Equity ETF
Equity risk (43,473) (43,473)
BNY Mellon US Small Cap Core Equity ETF
Equity risk 5,877 5,877
BNY Mellon International Equity ETF
Equity risk 160,271 160,271
BNY Mellon Emerging Markets Equity ETF
Equity risk (10,264) (10,264)
(a)
Net realized gain (loss) on futures.
(b)
Net change in unrealized appreciation (depreciation) on futures.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
The table below summarizes the gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at April 30, 2025.
At April 30, 2025, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation
Unit size for a fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-
kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of each fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.
An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” in the
Statements of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions associated with creations and redemptions, during the period ended April
30, 2025.
Average Market Value ($)
BNY Mellon US Small Cap Core Equity ETF
Futures:
Equity Futures Long 419,450
BNY Mellon US Mid Cap Core Equity ETF
Futures:
Equity Futures Long 1,550,003
BNY Mellon US Large Cap Core Equity ETF
Futures:
Equity Futures Long 6,006,945
BNY Mellon International Equity ETF
Futures:
Equity Futures Long 3,166,849
BNY Mellon Emerging Markets Equity ETF
Futures:
Equity Futures Long 409,161
Accumulated Net Unrealized Appreciation (Depreciation)
Gross
Appreciation ($)
Gross
(Depreciation) ($) Net ($)
BNY Mellon US Large Cap Core Equity ETF 378,207,135 (109,637,805) 268,569,330
BNY Mellon US Mid Cap Core Equity ETF 40,462,513 (30,461,405) 10,001,108
BNY Mellon US Small Cap Core Equity ETF 8,985,267 (12,228,257) (3,242,990)
BNY Mellon International Equity ETF 103,314,053 (29,723,986) 73,590,067
BNY Mellon Emerging Markets Equity ETF 18,944,096 (5,827,554) 13,116,542
BNY Mellon Core Bond ETF 13,743,893 (42,698,043) (28,954,150)

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
In-Kind Transactions
Cost of Securities
Received
Value of
Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $ 615,410,636 $ 779,899,200
BNY Mellon US Mid Cap Core Equity ETF 54,240,217 186,061,545
BNY Mellon US Small Cap Core Equity ETF 24,205,871 45,268,866
BNY Mellon International Equity ETF 74,248,678 216,010,324
BNY Mellon Emerging Markets Equity ETF 1,045,115 11,306,941
BNY Mellon Core Bond ETF 47,965,301 233,445,053

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the funds. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
(Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-ETFNCSRSA0425

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025
BNY Mellon High Yield ETF: BKHY
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 45
Statement of Operations 46
Statement of Changes in Net Assets 47
Financial Highlights 48
Notes to Financial Statements 49
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 57
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 58
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 59
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contract 60
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
BNY Mellon High Yield ETF
Statement of Investments
April 30, 2025 (Unaudited)
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3%
Advertising – 1.0%
Advantage Sales & Marketing, Inc.
,
6.50% , 11/15/2028
(a)
130,000 104,662
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027
(a)
180,000 175,075
7.75%, 4/15/2028
(a)
170,000 141,066
9.00%, 9/15/2028
(a)
47,000 48,721
7.50%, 6/01/2029
(a)
122,000 99,966
7.88%, 4/01/2030
(a)
124,000 124,125
CMG Media Corp.
,
8.88% , 6/18/2029
(a)
96,000 84,338
Lamar Media Corp.
3.75%, 2/15/2028 97,000 92,456
4.88%, 1/15/2029 158,000 153,503
4.00%, 2/15/2030 153,000 143,014
3.63%, 1/15/2031 222,000 200,697
Neptune Bidco US, Inc.
,
9.29% , 4/15/2029
(a)
210,000 186,812
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 8/15/2027
(a)
47,000 46,114
4.25%, 1/15/2029
(a)
10,000 9,314
4.63%, 3/15/2030
(a)(b)
3,000 2,779
7.38%, 2/15/2031
(a)
40,000 41,946
Stagwell Global LLC
,
5.63% , 8/15/2029
(a)
180,000 170,044
1,824,632
Aerospace & Defense – 2.6%
Bombardier, Inc.
7.13%, 6/15/2026
(a)
27,000 27,029
6.00%, 2/15/2028
(a)
84,000 82,999
7.50%, 2/01/2029
(a)
35,000 36,041
8.75%, 11/15/2030
(a)
39,000 41,824
7.25%, 7/01/2031
(a)
73,000 74,856
7.00%, 6/01/2032
(a)(b)
65,000 65,702
7.45%, 5/01/2034
(a)
65,000 68,255
Efesto Bidco SpA Efesto US LLC
,
Series XR , 7.50% , 2/15/2032
(a)
115,000 114,413
F- Brasile SpA / F- Brasile US LLC
,
Series XR , 7.38% , 8/15/2026
(a)
90,000 90,088
Goat Holdco LLC
,
6.75% , 2/01/2032
(a)
122,000 119,645
Moog, Inc.
,
4.25% , 12/15/2027
(a)
96,000 92,725
Spirit AeroSystems , Inc.
3.85%, 6/15/2026 35,000 34,421
4.60%, 6/15/2028 76,000 73,450
9.38%, 11/30/2029
(a)
95,000 101,314
9.75%, 11/15/2030
(a)
30,000 33,249
TransDigm , Inc.
5.50%, 11/15/2027 691,000 688,005
6.75%, 8/15/2028
(a)
513,000 523,206
4.63%, 1/15/2029 295,000 283,642
6.38%, 3/01/2029
(a)
650,000 662,701
4.88%, 5/01/2029 113,000 108,981
6.88%, 12/15/2030
(a)
330,000 340,020
7.13%, 12/01/2031
(a)
240,000 249,560
6.63%, 3/01/2032
(a)
542,000 555,203
6.00%, 1/15/2033
(a)
374,000 373,186
Triumph Group, Inc.
,
9.00% , 3/15/2028
(a)
141,000 148,057
4,988,572
Agriculture – 0.0%
Turning Point Brands, Inc.
,
7.63% , 3/15/2032
(a)
44,000 45,720
45,720

4
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Airlines – 0.7%
Air Canada
,
3.88% , 8/15/2026
(a)
18,000 17,668
Air Canada Pass-Through Trust
,
Series 2020-1 , Class C , 10.50% , 7/15/2026
(a)
187,000 197,351
Allegiant Travel Co.
,
7.25% , 8/15/2027
(a)
22,000 20,336
American Airlines, Inc.
7.25%, 2/15/2028
(a)(b)
49,000 48,383
8.50%, 5/15/2029
(a)(b)
68,000 69,280
American Airlines, Inc. / Aadvantage Loyalty IP Ltd.
,
5.75% , 4/20/2029
(a)
209,600 203,146
Avianca Midco 2 PLC
,
9.63% , 2/14/2030
(a)
220,000 192,711
JetBlue Airways Corp. / JetBlue Loyalty LP
,
9.88% , 9/20/2031
(a)
385,000 354,826
OneSky Flight LLC
,
8.88% , 12/15/2029
(a)
74,000 74,617
United Airlines Pass-Through Trust
,
Series 2016-2 , Class A , 3.10% , 10/07/2028 81,071 74,419
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
,
9.50% , 6/01/2028
(a)(b)
40,000 39,082
VistaJet Malta Finance PLC / XO Management Holding, Inc.
7.88%, 5/01/2027
(a)(b)
40,000 38,813
6.38%, 2/01/2030
(a)
80,000 69,012
1,399,644
Apparel – 0.4%
Champ Acquisition Corp.
,
8.38% , 12/01/2031
(a)
30,000 31,692
Crocs, Inc.
4.25%, 3/15/2029
(a)
135,000 125,304
4.13%, 8/15/2031
(a)
36,000 31,467
Hanesbrands, Inc.
,
9.00% , 2/15/2031
(a)
56,000 58,059
Kontoor Brands, Inc.
,
4.13% , 11/15/2029
(a)
180,000 165,650
S&S Holdings LLC
,
8.38% , 10/01/2031
(a)
130,000 122,433
Under Armour , Inc.
,
3.25% , 6/15/2026 37,000 35,886
VF Corp.
2.80%, 4/23/2027 30,000 27,838
2.95%, 4/23/2030 130,000 106,913
6.45%, 11/01/2037 45,000 37,588
Wolverine World Wide, Inc.
,
4.00% , 8/15/2029
(a)
4,000 3,332
746,162
Auto Manufacturers – 1.0%
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
115,000 113,141
5.88%, 6/01/2029
(a)
25,000 24,959
3.75%, 1/30/2031
(a)
194,000 174,320
Aston Martin Capital Holdings Ltd.
,
10.00% , 3/31/2029
(a)
120,000 103,157
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(a)
150,000 143,208
5.88%, 1/15/2028
(a)
87,740 86,512
5.50%, 7/15/2029
(a)
151,000 145,070
JB Poindexter & Co., Inc.
,
8.75% , 12/15/2031
(a)
97,000 97,623
Nissan Motor Acceptance Co. LLC
6.95%, 9/15/2026
(a)
82,000 82,708
1.85%, 9/16/2026
(a)
7,000 6,630
5.30%, 9/13/2027
(a)
42,000 41,173
2.75%, 3/09/2028
(a)
7,000 6,391
2.45%, 9/15/2028
(a)
97,000 85,713
7.05%, 9/15/2028
(a)
78,000 79,757
5.55%, 9/13/2029
(a)
1,000 969
Nissan Motor Co. Ltd.
4.35%, 9/17/2027
(a)
287,000 276,440
4.81%, 9/17/2030
(a)
290,000 267,915

5
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Auto Manufacturers – 1.0% (continued)
PM General Purchaser LLC
,
9.50% , 10/01/2028
(a)
120,000 115,781
Wabash National Corp.
,
4.50% , 10/15/2028
(a)
61,000 51,326
1,902,793
Auto Parts & Equipment – 1.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028
(a)
73,000 73,612
8.25%, 4/15/2031
(a)
5,000 4,951
7.50%, 2/15/2033
(a)
29,000 27,481
American Axle & Manufacturing, Inc.
6.88%, 7/01/2028
(b)
20,000 19,253
5.00%, 10/01/2029 16,000 14,038
Aptiv Swiss Holdings Ltd.
,
6.88% , 12/15/2054 183,000 171,250
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
61,000 60,994
8.50%, 5/15/2027
(a)
271,000 272,190
6.75%, 5/15/2028
(a)
113,000 114,898
6.75%, 2/15/2030
(a)
105,000 106,872
Cooper-Standard Automotive, Inc.
,
5.63% , 5/15/2027
(a)(c)
64,000 52,203
Dana, Inc.
5.38%, 11/15/2027 5,000 4,972
4.25%, 9/01/2030 21,000 19,349
4.50%, 2/15/2032
(b)
21,000 18,869
Dornoch Debt Merger Sub, Inc.
,
6.63% , 10/15/2029
(a)
78,000 53,871
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
,
7.75% , 5/31/2032
(a)
122,000 121,700
IHO Verwaltungs GmbH
7.75%, 11/15/2030
(a)(c)
114,000 110,631
8.00%, 11/15/2032
(a)(c)
80,000 76,460
Phinia , Inc.
6.75%, 4/15/2029
(a)
35,000 35,395
6.63%, 10/15/2032
(a)
45,000 44,156
Real Hero Merger Sub 2, Inc.
,
6.25% , 2/01/2029
(a)
124,000 92,446
Tenneco, Inc.
,
8.00% , 11/17/2028
(a)
280,000 267,004
The Goodyear Tire & Rubber Company
5.00%, 5/31/2026 109,000 108,446
4.88%, 3/15/2027 60,000 59,161
5.00%, 7/15/2029
(b)
95,000 90,404
5.25%, 4/30/2031
(b)
69,000 64,330
5.25%, 7/15/2031 57,000 53,210
5.63%, 4/30/2033 2,000 1,848
Titan International, Inc.
,
7.00% , 4/30/2028 60,000 58,727
ZF North America Capital, Inc.
6.88%, 4/14/2028
(a)
40,000 38,083
7.13%, 4/14/2030
(a)
50,000 46,129
6.88%, 4/23/2032
(a)
60,000 52,678
2,335,611
Banks – 0.7%
Banc of California
,
3.25% , 5/01/2031 170,000 160,196
Dresdner Funding Trust I
,
8.15% , 6/30/2031
(a)
30,000 32,584
Freedom Mortgage Corp.
7.63%, 5/01/2026
(a)
36,000 35,918
6.63%, 1/15/2027
(a)
89,000 88,374
12.00%, 10/01/2028
(a)
156,000 167,013
12.25%, 10/01/2030
(a)
57,000 62,720

6
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Banks – 0.7% (continued)
Intesa Sanpaolo SpA
,
4.20% , 6/01/2032
(a)
23,000 20,642
Texas Capital Bancshares, Inc.
,
4.00% , 5/06/2031 160,000 152,662
UniCredit SpA
5.86%, 6/19/2032
(a)
77,000 77,231
7.30%, 4/02/2034
(a)
109,000 113,969
5.46%, 6/30/2035
(a)
155,000 151,326
Valley National Bancorp
3.00%, 6/15/2031 168,000 152,571
6.25%, 9/30/2032 105,000 96,012
Walker & Dunlop, Inc.
,
6.63% , 4/01/2033
(a)
61,000 62,039
1,373,257
Beverages – 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 4/01/2029
(a)
130,000 129,412
4.38%, 4/30/2029
(a)
175,000 166,004
295,416
Biotechnology – 0.0%
Emergent BioSolutions , Inc.
,
3.88% , 8/15/2028
(a)
76,000 48,939
48,939
Building Materials – 2.4%
ACProducts Holdings, Inc.
,
6.38% , 5/15/2029
(a)
100,000 35,000
Ameritex Holdco Intermediate LLC
,
10.25% , 10/15/2028
(a)
140,000 144,266
Boise Cascade Co.
,
4.88% , 7/01/2030
(a)
140,000 132,957
Builders FirstSource , Inc.
5.00%, 3/01/2030
(a)
115,000 110,439
4.25%, 2/01/2032
(a)
145,000 130,715
6.38%, 6/15/2032
(a)
74,000 74,501
6.38%, 3/01/2034
(a)
160,000 159,018
Camelot Return Merger Sub, Inc.
,
8.75% , 8/01/2028
(a)
68,000 58,926
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029
(a)
55,000 36,908
9.50%, 8/15/2029
(a)
120,000 104,424
CP Atlas Buyer, Inc.
,
7.00% , 12/01/2028
(a)
74,000 61,133
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030
(a)
446,000 452,741
6.75%, 7/15/2031
(a)
60,000 61,234
Griffon Corp.
,
5.75% , 3/01/2028 254,000 250,559
Knife River Corp.
,
7.75% , 5/01/2031
(a)
137,000 143,399
Louisiana-Pacific Corp.
,
3.63% , 3/15/2029
(a)
30,000 28,015
Masterbrand, Inc.
,
7.00% , 7/15/2032
(a)
125,000 125,284
Miter Brands Acquisition Holdco, Inc. / MIWID Borrower LLC
,
6.75% , 4/01/2032
(a)
111,000 110,631
MIWD Holdco II LLC / MIWD Finance Corp.
,
5.50% , 2/01/2030
(a)
21,000 18,915
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(a)
49,000 47,554
9.75%, 7/15/2028
(a)
45,000 45,006
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
,
9.50% , 4/15/2030
(a)
61,000 55,524
Quikrete Holdings, Inc.
6.38%, 3/01/2032
(a)
621,000 625,169
6.75%, 3/01/2033
(a)
232,000 232,885
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(a)
259,000 252,911
8.88%, 11/15/2031
(a)
295,000 302,706

7
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Building Materials – 2.4% (continued)
Standard Building Solutions, Inc.
,
6.50% , 8/15/2032
(a)
87,000 88,135
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
110,000 109,211
4.75%, 1/15/2028
(a)
170,000 166,447
4.38%, 7/15/2030
(a)
284,000 264,598
3.38%, 1/15/2031
(a)
155,000 136,984
Wilsonart LLC
,
11.00% , 8/15/2032
(a)
87,000 79,172
4,645,367
Chemicals – 2.7%
ASP Unifrax Holdings, Inc.
,
5.25% , 9/30/2028
(a)
60,000 25,739
Avient Corp.
7.13%, 8/01/2030
(a)
18,000 18,302
6.25%, 11/01/2031
(a)
75,000 74,134
Axalta Coating Systems Dutch Holding B BV
,
7.25% , 2/15/2031
(a)
149,000 154,376
Axalta Coating Systems LLC
,
3.38% , 2/15/2029
(a)
92,000 85,319
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
,
4.75% , 6/15/2027
(a)
115,000 113,599
Celanese US Holdings LLC
6.42%, 7/15/2027 268,000 270,092
6.60%, 11/15/2028 163,000 164,656
6.58%, 7/15/2029 114,000 115,006
6.50%, 4/15/2030 121,000 118,142
6.80%, 11/15/2030 88,000 87,945
6.63%, 7/15/2032 176,000 173,019
6.75%, 4/15/2033
(b)
133,000 124,729
6.95%, 11/15/2033
(b)
170,000 170,388
Cerdia Finanz GmbH
,
9.38% , 10/03/2031
(a)
165,000 165,648
Consolidated Energy Finance SA
6.50%, 5/15/2026
(a)
20,000 19,331
5.63%, 10/15/2028
(a)
40,000 31,253
12.00%, 2/15/2031
(a)(b)
70,000 63,119
CVR Partners LP / CVR Nitrogen Finance Corp.
,
6.13% , 6/15/2028
(a)
195,000 188,767
Element Solutions, Inc.
,
3.88% , 9/01/2028
(a)
95,000 89,941
GPD Cos, Inc.
,
10.13% , 4/01/2026
(a)
60,000 54,174
HB Fuller Co.
4.00%, 2/15/2027 55,000 53,543
4.25%, 10/15/2028 50,000 47,293
Herens Holdco Sarl
,
4.75% , 5/15/2028
(a)
120,000 104,474
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
,
9.00% , 7/01/2028
(a)
115,000 115,030
INEOS Finance PLC
6.75%, 5/15/2028
(a)
199,000 196,085
7.50%, 4/15/2029
(a)
180,000 169,226
INEOS Quattro Finance 2 PLC
,
9.63% , 3/15/2029
(a)(b)
130,000 125,085
Ingevity Corp.
,
3.88% , 11/01/2028
(a)
2,000 1,851
Innophos Holdings, Inc.
,
11.50% , 6/15/2029
(a)
60,625 61,311
Kobe US Midco 2, Inc.
,
9.25% , 11/01/2026
(a)(c)
40,488 34,828
Mativ Holdings, Inc.
,
8.00% , 10/01/2029
(a)(b)
44,000 36,096
Methanex US Operations, Inc.
,
6.25% , 3/15/2032
(a)
65,000 61,464
Minerals Technologies, Inc.
,
5.00% , 7/01/2028
(a)
85,000 82,024
Olin Corp.
,
6.63% , 4/01/2033
(a)
75,000 71,187
Olympus Water US Holding Corp.
4.25%, 10/01/2028
(a)
110,000 101,604
9.75%, 11/15/2028
(a)
258,000 269,638
6.25%, 10/01/2029
(a)
41,000 37,719
7.25%, 6/15/2031
(a)
105,000 105,176

8
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Chemicals – 2.7% (continued)
Rain Carbon, Inc.
,
12.25% , 9/01/2029
(a)
4,000 4,065
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
155,000 148,641
6.63%, 5/01/2029
(a)
130,000 126,399
SCIL IV LLC / SCIL USA Holdings LLC
,
5.38% , 11/01/2026
(a)
235,000 231,984
SK Invictus Intermediate II Sarl
,
5.00% , 10/30/2029
(a)
10,000 9,386
SNF Group SACA
,
3.13% , 3/15/2027
(a)
11,000 10,473
The Chemours Company
5.38%, 5/15/2027 10,000 9,727
5.75%, 11/15/2028
(a)
169,000 153,051
4.63%, 11/15/2029
(a)
33,000 27,631
8.00%, 1/15/2033
(a)
130,000 117,143
Tronox , Inc.
,
4.63% , 3/15/2029
(a)
120,000 97,490
Vibrantz Technologies, Inc.
,
9.00% , 2/15/2030
(a)
76,000 58,094
WR Grace Holdings LLC
4.88%, 6/15/2027
(a)
46,000 44,614
5.63%, 8/15/2029
(a)
153,000 135,633
7.38%, 3/01/2031
(a)
30,000 30,139
5,185,783
Coal – 0.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
,
8.63% , 6/15/2029
(a)
127,000 131,106
Conuma Resources Ltd.
,
13.13% , 5/01/2028
(a)
68,000 66,855
Coronado Finance Pty Ltd.
,
9.25% , 10/01/2029
(a)
136,000 92,835
SunCoke Energy, Inc.
,
4.88% , 6/30/2029
(a)
117,000 107,792
Warrior Met Coal, Inc.
,
7.88% , 12/01/2028
(a)
46,000 46,527
445,115
Commercial Services – 5.3%
Adtalem Global Education, Inc.
,
5.50% , 3/01/2028
(a)
166,000 163,796
Albion Financing 1 Sarl / Aggreko Holdings, Inc.
,
6.13% , 10/15/2026
(a)
100,000 99,721
Albion Financing 2 Sarl / Aggreko Holdings, Inc.
,
8.75% , 4/15/2027
(a)
165,000 166,359
Allied Universal Holdco LLC
,
7.88% , 2/15/2031
(a)
345,000 352,490
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.75%, 7/15/2027
(a)
155,000 155,448
6.00%, 6/01/2029
(a)
105,000 98,656
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
190,000 181,974
4.63%, 6/01/2028
(a)
114,000 109,600
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
105,000 100,496
4.00%, 4/15/2029
(a)
39,000 34,973
APi Group DE, Inc.
,
4.13% , 7/15/2029
(a)
36,000 33,678
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.75%, 7/15/2027
(a)
26,000 25,342
5.75%, 7/15/2027
(a)
25,000 24,304
4.75%, 4/01/2028
(a)(b)
4,000 3,724
5.38%, 3/01/2029
(a)
23,000 21,231
8.25%, 1/15/2030
(a)(b)
37,000 36,913
8.00%, 2/15/2031
(a)(b)
26,000 25,766
Belron UK Finance PLC
,
5.75% , 10/15/2029
(a)
175,000 174,625
Block, Inc.
2.75%, 6/01/2026 2,000 1,952
3.50%, 6/01/2031 4,000 3,574
6.50%, 5/15/2032
(a)
62,000 63,407

9
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Commercial Services – 5.3% (continued)
Boost Newco Borrower LLC
,
7.50% , 1/15/2031
(a)
235,000 247,823
Carriage Services, Inc.
,
4.25% , 5/15/2029
(a)
63,000 57,824
Champions Financing, Inc.
,
8.75% , 2/15/2029
(a)
30,000 26,414
Cimpress PLC
,
7.38% , 9/15/2032
(a)
110,000 100,340
CoreCivic , Inc.
4.75%, 10/15/2027 135,000 131,940
8.25%, 4/15/2029 50,000 52,767
CPI CG, Inc.
,
10.00% , 7/15/2029
(a)
102,000 109,433
Dcli Bidco LLC
,
7.75% , 11/15/2029
(a)
79,000 73,604
Deluxe Corp.
8.00%, 6/01/2029
(a)
86,000 79,133
8.13%, 9/15/2029
(a)
150,000 150,180
EquipmentShare.com, Inc.
9.00%, 5/15/2028
(a)
216,000 219,962
8.63%, 5/15/2032
(a)
120,000 122,173
8.00%, 3/15/2033
(a)
65,000 64,124
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 14,734
7.75%, 2/15/2028
(a)
22,000 22,712
6.00%, 6/01/2029
(a)
80,000 74,846
8.25%, 8/01/2032
(a)
60,000 59,107
8.38%, 11/15/2032
(a)
165,000 162,765
Graham Holdings Co.
,
5.75% , 6/01/2026
(a)
68,000 68,102
Herc Holdings, Inc.
5.50%, 7/15/2027
(a)
164,000 162,198
6.63%, 6/15/2029
(a)
90,000 88,903
Korn Ferry
,
4.63% , 12/15/2027
(a)
60,000 58,057
Matthews International Corp.
,
8.63% , 10/01/2027
(a)
69,000 71,516
Mavis Tire Express Services Topco Corp.
,
6.50% , 5/15/2029
(a)
70,000 64,615
Mobius Merger Sub, Inc.
,
9.00% , 6/01/2030
(a)
93,000 82,380
NESCO Holdings II, Inc.
,
5.50% , 4/15/2029
(a)
105,000 95,184
OT Midco , Inc.
,
10.00% , 2/15/2030
(a)
74,000 60,415
Paysafe Finance PLC / Paysafe Holdings US Corp.
,
4.00% , 6/15/2029
(a)
13,000 12,178
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/2026
(a)
230,000 229,861
3.38%, 8/31/2027
(a)
250,000 238,945
6.25%, 1/15/2028
(a)(b)
133,000 132,853
R.R. Donnelley & Sons Company
9.50%, 8/01/2029
(a)
255,000 243,419
10.88%, 8/01/2029
(a)
195,000 185,154
Raven Acquisition Holdings LLC
,
6.88% , 11/15/2031
(a)
276,000 269,844
RRD Intermediate Holdings, Inc.
,
11.00% , 12/01/2030
(a)(c)
68,000 61,382
RRD Parent, Inc.
,
10.00% , 10/15/2031
(a)(c)
144,900 257,086
Service Corp. International
7.50%, 4/01/2027 242,000 249,026
4.63%, 12/15/2027 16,000 15,754
5.13%, 6/01/2029 117,000 115,886
3.38%, 8/15/2030 80,000 71,784
4.00%, 5/15/2031 140,000 127,885
5.75%, 10/15/2032 130,000 128,715
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026
(a)
185,000 182,571
6.75%, 8/15/2032
(a)
167,000 169,380

10
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Commercial Services – 5.3% (continued)
Signal Parent, Inc.
,
6.13% , 4/01/2029
(a)
60,000 32,182
Sotheby's
,
7.38% , 10/15/2027
(a)
100,000 93,832
Sotheby's / Bidfair Holdings, Inc.
,
5.88% , 6/01/2029
(a)
40,000 34,005
StoneMor , Inc.
,
8.50% , 5/15/2029
(a)
55,000 49,609
The ADT Security Corp.
,
4.13% , 8/01/2029
(a)
90,000 84,919
The Brink's Company
,
4.63% , 10/15/2027
(a)
65,000 63,996
The Geo Group, Inc.
8.63%, 4/15/2029 176,000 185,483
10.25%, 4/15/2031 205,000 223,969
The Hertz Corp.
4.63%, 12/01/2026
(a)
51,000 42,646
12.63%, 7/15/2029
(a)
174,000 169,282
5.00%, 12/01/2029
(a)(b)
117,000 72,996
TriNet Group, Inc.
3.50%, 3/01/2029
(a)
130,000 118,724
7.13%, 8/15/2031
(a)
108,000 109,955
United Rentals North America, Inc.
5.50%, 5/15/2027 18,000 17,986
3.88%, 11/15/2027 85,000 82,082
4.88%, 1/15/2028 304,000 299,522
5.25%, 1/15/2030 93,000 91,868
4.00%, 7/15/2030 73,000 68,002
3.88%, 2/15/2031 39,000 35,664
3.75%, 1/15/2032 95,000 84,449
6.13%, 3/15/2034
(a)
135,000 136,469
Upbound Group, Inc.
,
6.38% , 2/15/2029
(a)
107,000 101,041
Valvoline, Inc.
,
3.63% , 6/15/2031
(a)
45,000 39,333
Verde Operating LLC
,
10.50% , 11/30/2030
(a)
129,000 134,943
VT Topco, Inc.
,
8.50% , 8/15/2030
(a)
60,000 62,786
Wand NewCo 3, Inc.
,
7.63% , 1/30/2032
(a)
185,000 190,838
WASH Multifamily Acquisition, Inc.
,
5.75% , 4/15/2026
(a)
8,000 7,921
WEX, Inc.
,
6.50% , 3/15/2033
(a)
54,000 52,533
Williams Scotsman, Inc.
6.63%, 6/15/2029
(a)
135,000 137,003
6.63%, 4/15/2030
(a)
84,000 85,645
7.38%, 10/01/2031
(a)
81,000 83,929
WW International, Inc.
,
4.50% , 4/15/2029
(a)
79,000 18,952
ZipRecruiter, Inc.
,
5.00% , 1/15/2030
(a)
80,000 67,022
10,170,589
Computers – 1.3%
Ahead DB Holdings LLC
,
6.63% , 5/01/2028
(a)
90,000 87,575
Amentum Holdings, Inc.
,
7.25% , 8/01/2032
(a)
60,000 61,043
ASGN, Inc.
,
4.63% , 5/15/2028
(a)
320,000 304,620
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
,
6.00% , 11/01/2029
(a)
205,000 188,463
Crane NXT Co.
,
4.20% , 3/15/2048 80,000 47,405
Diebold Nixdorf, Inc.
,
7.75% , 3/31/2030
(a)
88,000 91,686
Fortress Intermediate 3, Inc.
,
7.50% , 6/01/2031
(a)
60,000 61,396
Insight Enterprises, Inc.
,
6.63% , 5/15/2032
(a)
76,000 77,168
KBR, Inc.
,
4.75% , 9/30/2028
(a)
271,000 256,989
McAfee Corp.
,
7.38% , 2/15/2030
(a)
208,000 179,738
NCR Atleos Corp.
,
9.50% , 4/01/2029
(a)
225,000 242,287
NCR Voyix Corp.
5.00%, 10/01/2028
(a)
75,000 72,663
5.13%, 4/15/2029
(a)
3,000 2,889

11
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Computers – 1.3% (continued)
Science Applications International Corp.
,
4.88% , 4/01/2028
(a)
70,000 67,967
Seagate HDD Cayman
4.88%, 6/01/2027 10,000 9,896
4.09%, 6/01/2029 4,000 3,798
3.13%, 7/15/2029 80,000 71,940
8.50%, 7/15/2031 120,000 128,392
9.63%, 12/01/2032 200,000 225,923
5.75%, 12/01/2034 85,000 82,006
Unisys Corp.
,
6.88% , 11/01/2027
(a)
184,000 176,958
Vericast Corp.
,
12.50% , 12/15/2027
(a)
15,000 17,138
Virtusa Corp.
,
7.13% , 12/15/2028
(a)
99,000 94,208
2,552,148
Cosmetics/Personal Care – 0.4%
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
112,000 110,029
4.13%, 4/01/2029
(a)
46,000 43,072
Opal Bidco SAS
,
6.50% , 3/31/2032
(a)
164,000 164,607
Oriflame Investment Holding PLC
,
5.13% , 5/04/2026
(a)
130,000 27,267
Perrigo Finance Unlimited Co.
4.90%, 6/15/2030 123,000 116,992
Series USD, 6.13%, 9/30/2032 64,000 63,556
4.90%, 12/15/2044 20,000 15,512
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
145,000 143,669
3.75%, 4/01/2031
(a)
110,000 99,360
784,064
Distribution/Wholesale – 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028
(a)
33,000 31,887
3.88%, 11/15/2029
(a)
3,000 2,766
BCPE Empire Holdings, Inc.
,
7.63% , 5/01/2027
(a)
141,000 141,000
Dealer Tire LLC / DT Issuer LLC
,
8.00% , 2/01/2028
(a)
70,000 68,081
H&E Equipment Services, Inc.
,
3.88% , 12/15/2028
(a)
190,000 189,335
RB Global Holdings, Inc.
6.75%, 3/15/2028
(a)
120,000 122,422
7.75%, 3/15/2031
(a)
235,000 246,527
Resideo Funding, Inc.
,
4.00% , 9/01/2029
(a)
85,000 78,270
Velocity Vehicle Group LLC
,
8.00% , 6/01/2029
(a)
40,000 40,482
Windsor Holdings III LLC
,
8.50% , 6/15/2030
(a)
86,000 90,490
1,011,260
Diversified Financial Services – 5.4%
AG TTMT Escrow Issuer LLC
,
8.63% , 9/30/2027
(a)
133,000 136,841
Ally Financial, Inc.
,
6.65% , 1/17/2040 32,000 30,448
Aretec Group, Inc.
7.50%, 4/01/2029
(a)
25,000 24,345
10.00%, 8/15/2030
(a)
80,000 86,231
Armor Holdco, Inc.
,
8.50% , 11/15/2029
(a)
70,000 64,244
Azorra Finance Ltd.
,
7.75% , 4/15/2030
(a)
146,000 145,100
Bread Financial Holdings, Inc.
9.75%, 3/15/2029
(a)
168,000 176,922
8.38%, 6/15/2035
(a)
108,000 100,920
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(a)
210,000 208,083
6.88%, 4/15/2030
(a)
155,000 154,754
9.25%, 7/01/2031
(a)
145,000 153,074

12
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Diversified Financial Services – 5.4% (continued)
Cobra Acquisitionco LLC
6.38%, 11/01/2029
(a)
63,000 50,611
12.25%, 11/01/2029
(a)
29,000 28,233
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)
165,000 152,348
3.63%, 10/01/2031
(a)
120,000 104,142
Credit Acceptance Corp.
9.25%, 12/15/2028
(a)
89,000 94,211
6.63%, 3/15/2030
(a)
72,000 70,891
Encore Capital Group, Inc.
,
8.50% , 5/15/2030
(a)
161,000 167,041
Enova International, Inc.
11.25%, 12/15/2028
(a)
121,000 128,825
9.13%, 8/01/2029
(a)
60,000 61,565
Focus Financial Partners LLC
,
6.75% , 9/15/2031
(a)
110,000 110,602
Freedom Mortgage Holdings LLC
9.25%, 2/01/2029
(a)
214,000 218,275
9.13%, 5/15/2031
(a)
226,000 228,684
8.38%, 4/01/2032
(a)(b)
70,000 68,433
GGAM Finance Ltd.
7.75%, 5/15/2026
(a)
180,000 182,175
8.00%, 2/15/2027
(a)
135,000 138,505
8.00%, 6/15/2028
(a)
130,000 136,036
Global Aircraft Leasing Co. Ltd.
,
8.75% , 9/01/2027
(a)
260,000 259,287
Goeasy Ltd.
9.25%, 12/01/2028
(a)
168,000 175,932
7.63%, 7/01/2029
(a)
119,000 119,961
6.88%, 5/15/2030
(a)
41,000 39,997
7.38%, 10/01/2030
(a)
100,000 98,276
Hightower Holding LLC
6.75%, 4/15/2029
(a)
56,000 53,502
9.13%, 1/31/2030
(a)
70,000 71,599
Jane Street Group / JSG Finance, Inc.
7.13%, 4/30/2031
(a)
186,000 191,793
6.13%, 11/01/2032
(a)
158,000 155,353
6.75%, 5/01/2033
(a)
108,000 108,635
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
,
5.00% , 8/15/2028
(a)
269,000 250,178
Jefferson Capital Holdings LLC
6.00%, 8/15/2026
(a)
157,000 156,186
9.50%, 2/15/2029
(a)
135,000 141,411
LD Holdings Group LLC
8.75%, 11/01/2027
(a)
30,000 27,373
6.13%, 4/01/2028
(a)
52,000 42,750
LFS Topco LLC
,
5.88% , 10/15/2026
(a)
6,000 5,762
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
281,000 268,294
5.63%, 1/15/2030
(a)
220,000 194,277
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
103,000 103,107
5.50%, 8/15/2028
(a)
190,000 188,683
6.50%, 8/01/2029
(a)
150,000 152,528
5.13%, 12/15/2030
(a)
80,000 80,017
5.75%, 11/15/2031
(a)
53,000 53,150
7.13%, 2/01/2032
(a)
95,000 98,546

13
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Diversified Financial Services – 5.4% (continued)
Navient Corp.
6.75%, 6/15/2026 54,000 54,496
5.00%, 3/15/2027 69,000 68,381
5.50%, 3/15/2029 80,000 75,785
9.38%, 7/25/2030 54,000 57,407
11.50%, 3/15/2031 20,000 22,301
5.63%, 8/01/2033 30,000 25,702
OneMain Finance Corp.
3.50%, 1/15/2027 140,000 134,026
6.63%, 1/15/2028 109,000 109,802
3.88%, 9/15/2028 90,000 83,282
9.00%, 1/15/2029 86,000 89,913
6.63%, 5/15/2029 130,000 130,515
5.38%, 11/15/2029 86,000 82,189
7.88%, 3/15/2030 121,000 125,136
4.00%, 9/15/2030 125,000 110,728
7.50%, 5/15/2031 111,000 112,679
7.13%, 11/15/2031 60,000 60,253
6.75%, 3/15/2032 91,000 89,239
Osaic Holdings, Inc.
,
10.75% , 8/01/2027
(a)
60,000 60,101
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.
,
6.38% , 2/01/2027
(a)
139,000 138,432
PennyMac Financial Services, Inc.
4.25%, 2/15/2029
(a)
202,000 188,750
7.88%, 12/15/2029
(a)
85,000 88,616
7.13%, 11/15/2030
(a)
74,000 75,426
5.75%, 9/15/2031
(a)
102,000 97,166
6.88%, 2/15/2033
(a)
76,000 75,969
PHH Escrow Issuer LLC / PHH Corp.
,
9.88% , 11/01/2029
(a)
65,000 63,211
Planet Financial Group LLC
,
10.50% , 12/15/2029
(a)
130,000 128,151
PRA Group, Inc.
8.38%, 2/01/2028
(a)
241,000 243,410
5.00%, 10/01/2029
(a)(b)
135,000 123,068
8.88%, 1/31/2030
(a)
130,000 133,976
Provident Funding Associates LP / PFG Finance Corp.
,
9.75% , 9/15/2029
(a)
100,000 102,725
RFNA LP
,
7.88% , 2/15/2030
(a)
51,000 50,119
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026
(a)
92,000 88,815
3.63%, 3/01/2029
(a)
30,000 27,963
3.88%, 3/01/2031
(a)
107,000 96,821
4.00%, 10/15/2033
(a)(b)
7,000 6,055
StoneX Group, Inc.
,
7.88% , 3/01/2031
(a)
120,000 124,918
Synchrony Financial
,
7.25% , 2/02/2033 23,000 23,526
Truenoord Capital DAC
,
8.75% , 3/01/2030
(a)
42,000 42,893
United Wholesale Mortgage LLC
5.75%, 6/15/2027
(a)
202,000 199,271
5.50%, 4/15/2029
(a)
130,000 126,061
UWM Holdings LLC
,
6.63% , 2/01/2030
(a)
110,000 108,996
VFH Parent LLC / Valor Co.-Issuer, Inc.
,
7.50% , 6/15/2031
(a)
80,000 82,189
World Acceptance Corp.
,
7.00% , 11/01/2026
(a)
85,000 83,710
10,270,308

14
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Electric – 2.5%
Algonquin Power & Utilities Corp.
,
4.75% , 1/18/2082 215,000 201,877
Alpha Generation LLC
,
6.75% , 10/15/2032
(a)
114,000 116,349
Atlantica Sustainable Infrastructure PLC
,
4.13% , 6/15/2028
(a)
5,000 4,759
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC
,
6.38% , 2/15/2032
(a)
120,000 117,879
Calpine Corp.
4.50%, 2/15/2028
(a)
114,000 111,477
5.13%, 3/15/2028
(a)
229,000 226,626
4.63%, 2/01/2029
(a)
9,000 8,695
5.00%, 2/01/2031
(a)
77,000 74,115
3.75%, 3/01/2031
(a)(b)
25,000 23,076
Clearway Energy Operating LLC
,
4.75% , 3/15/2028
(a)
124,000 121,048
ContourGlobal Power Holdings SA
,
6.75% , 2/28/2030
(a)
81,000 81,992
Edison International
8.13%, 6/15/2053
(b)
110,000 105,058
7.88%, 6/15/2054
(b)
100,000 93,869
EUSHI Finance, Inc.
,
7.63% , 12/15/2054 110,000 110,730
Leeward Renewable Energy Operations LLC
,
4.25% , 7/01/2029
(a)
169,000 147,922
Lightning Power LLC
,
7.25% , 8/15/2032
(a)
224,000 232,254
NRG Energy, Inc.
5.75%, 1/15/2028 75,000 75,227
5.25%, 6/15/2029
(a)
47,000 46,434
5.75%, 7/15/2029
(a)
137,000 136,448
3.63%, 2/15/2031
(a)
120,000 107,772
3.88%, 2/15/2032
(a)
30,000 26,876
6.00%, 2/01/2033
(a)
95,000 93,983
6.25%, 11/01/2034
(a)
105,000 104,785
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
,
4.50% , 8/15/2028
(a)
151,000 143,457
PG&E Corp.
5.00%, 7/01/2028 91,000 88,812
5.25%, 7/01/2030 140,000 134,902
7.38%, 3/15/2055 282,000 274,814
Pike Corp.
5.50%, 9/01/2028
(a)
31,000 30,496
8.63%, 1/31/2031
(a)
78,000 81,875
Talen Energy Supply LLC
,
8.63% , 6/01/2030
(a)
137,000 146,176
The AES Corp.
7.60%, 1/15/2055 160,000 158,482
6.95%, 7/15/2055 33,000 30,872
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
131,000 130,568
5.63%, 2/15/2027
(a)
171,000 170,842
5.00%, 7/31/2027
(a)
71,000 70,397
4.38%, 5/01/2029
(a)
177,000 170,279
7.75%, 10/15/2031
(a)
217,000 229,510
6.88%, 4/15/2032
(a)
150,000 155,484
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/2027
(a)
20,000 18,918
7.25%, 1/15/2029
(a)(b)
52,000 51,543
8.38%, 1/15/2031
(a)(b)
114,000 114,447
8.63%, 3/15/2033
(a)(b)
129,000 128,937
4,700,062
Electrical Components & Equipment – 0.4%
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
5,000 5,017
4.75%, 6/15/2028
(a)
78,000 75,250

15
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Electrical Components & Equipment – 0.4% (continued)
Energizer Holdings, Inc. (continued)
4.38%, 3/31/2029
(a)
129,000 120,458
EnerSys
4.38%, 12/15/2027
(a)
98,000 95,057
6.63%, 1/15/2032
(a)
91,000 92,737
WESCO Distribution, Inc.
7.25%, 6/15/2028
(a)
131,000 132,708
6.38%, 3/15/2029
(a)
88,000 89,284
6.38%, 3/15/2033
(a)
80,000 81,053
691,564
Electronics – 0.4%
Coherent Corp.
,
5.00% , 12/15/2029
(a)
92,000 88,233
Imola Merger Corp.
,
4.75% , 5/15/2029
(a)
370,000 354,005
Sensata Technologies BV
4.00%, 4/15/2029
(a)
150,000 138,003
5.88%, 9/01/2030
(a)
74,000 72,024
TTM Technologies, Inc.
,
4.00% , 3/01/2029
(a)
12,000 11,171
663,436
Energy-Alternate Sources – 0.2%
Sunnova Energy Corp.
5.88%, 9/01/2026
(a)
100,000 29,851
11.75%, 10/01/2028
(a)(d)
40,000 11,725
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
153,000 149,066
4.75%, 1/15/2030
(a)
206,000 193,848
384,490
Engineering & Construction – 0.8%
AECOM
,
5.13% , 3/15/2027 110,000 109,636
Arcosa , Inc.
4.38%, 4/15/2029
(a)
105,000 98,547
6.88%, 8/15/2032
(a)
179,000 182,361
Artera Services LLC
,
8.50% , 2/15/2031
(a)
81,000 76,802
ASG Finance Designated Activity Co.
,
9.75% , 5/15/2029
(a)
141,000 134,559
Brand Industrial Services, Inc.
,
10.38% , 8/01/2030
(a)
210,000 199,722
Brundage -Bone Concrete Pumping Holdings, Inc.
,
7.50% , 2/01/2032
(a)
40,000 39,004
Dycom Industries, Inc.
,
4.50% , 4/15/2029
(a)
30,000 28,313
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
190,000 180,640
7.50%, 4/15/2032
(a)
176,000 172,777
Great Lakes Dredge & Dock Corp.
,
5.25% , 6/01/2029
(a)
19,000 17,333
Railworks Holdings LP / Railworks Rally, Inc.
,
8.25% , 11/15/2028
(a)
80,000 80,224
TopBuild Corp.
,
3.63% , 3/15/2029
(a)
70,000 65,051
Tutor Perini Corp.
,
11.88% , 4/30/2029
(a)
45,000 48,522
Weekley Homes LLC / Weekley Finance Corp.
,
4.88% , 9/15/2028
(a)
35,000 32,747
1,466,238
Entertainment – 2.6%
Affinity Interactive
,
6.88% , 12/15/2027
(a)
107,000 76,718
Allen Media LLC / Allen Media Co.-Issuer, Inc.
,
10.50% , 2/15/2028
(a)
120,000 36,095
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)(c)
220,000 216,983
7.50%, 2/15/2029
(a)
95,000 65,767

16
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Entertainment – 2.6% (continued)
Banijay Entertainment SASU
,
8.13% , 5/01/2029
(a)
90,000 92,174
Boyne USA, Inc.
,
4.75% , 5/15/2029
(a)
64,000 60,930
Caesars Entertainment, Inc.
8.13%, 7/01/2027
(a)
52,000 52,137
4.63%, 10/15/2029
(a)(b)
13,000 12,014
7.00%, 2/15/2030
(a)
203,000 208,006
6.50%, 2/15/2032
(a)
174,000 174,958
6.00%, 10/15/2032
(a)(b)
9,000 8,484
CCM Merger, Inc.
,
6.38% , 5/01/2026
(a)
10,000 10,016
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
131,000 129,882
4.75%, 1/15/2028
(a)
197,000 190,914
5.75%, 4/01/2030
(a)
344,000 336,562
6.75%, 5/01/2031
(a)
232,000 234,427
Cinemark USA, Inc.
5.25%, 7/15/2028
(a)
36,000 35,389
7.00%, 8/01/2032
(a)
50,000 51,144
Empire Resorts, Inc.
,
7.75% , 11/01/2026
(a)
135,000 128,431
Everi Holdings, Inc.
,
5.00% , 7/15/2029
(a)
30,000 30,077
Great Canadian Gaming Corp.
,
8.75% , 11/15/2029
(a)
76,000 75,462
International Game Technology PLC
,
6.25% , 1/15/2027
(a)
74,000 74,541
Jacobs Entertainment, Inc.
,
6.75% , 2/15/2029
(a)
138,000 125,518
Light & Wonder International, Inc.
7.00%, 5/15/2028
(a)
150,000 150,057
7.25%, 11/15/2029
(a)
145,000 147,602
7.50%, 9/01/2031
(a)
163,000 167,541
Lions Gate Capital Holdings 1, Inc.
,
5.50% , 4/15/2029
(a)
40,000 35,966
Lions Gate Capital Holdings LLC
,
5.50% , 4/15/2029
(a)
26,000 20,058
Live Nation Entertainment, Inc.
6.50%, 5/15/2027
(a)
186,000 188,137
4.75%, 10/15/2027
(a)
166,000 162,529
3.75%, 1/15/2028
(a)
80,000 76,733
Merlin Entertainments Group US Holdings, Inc.
,
7.38% , 2/15/2031
(a)
25,000 23,237
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
,
4.88% , 5/01/2029
(a)
20,000 18,939
Mohegan Tribal Gaming Authority
,
13.25% , 12/15/2027
(a)
50,000 55,455
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
8.25%, 4/15/2030
(a)
80,000 79,987
11.88%, 4/15/2031
(a)
40,000 39,508
Motion Bondco DAC
,
6.63% , 11/15/2027
(a)
80,000 75,580
Motion Finco Sarl
,
8.38% , 2/15/2032
(a)
61,000 57,792
Odeon Finco PLC
,
12.75% , 11/01/2027
(a)
78,000 79,348
Ontario Gaming GTA LP / OTG Co.-Issuer, Inc.
,
8.00% , 8/01/2030
(a)
23,000 22,153
Penn Entertainment, Inc.
5.63%, 1/15/2027
(a)(b)
5,000 4,928
4.13%, 7/01/2029
(a)(b)
9,000 7,903
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
83,000 48,530
5.88%, 9/01/2031
(a)
78,000 41,168
Resorts World Las Vegas LLC / RWLV Capital, Inc.
,
4.63% , 4/16/2029 100,000 86,477
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.
,
6.63% , 2/01/2033
(a)
84,000 83,034
Scientific Games Holdings LP/Scientific Games US FinCo , Inc.
,
6.63% , 3/01/2030
(a)
149,000 142,142
SeaWorld Parks & Entertainment, Inc.
,
5.25% , 8/15/2029
(a)
76,000 72,222
Six Flags Entertainment Corp.
5.50%, 4/15/2027
(a)
25,000 24,776
7.25%, 5/15/2031
(a)
136,000 137,882

17
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Entertainment – 2.6% (continued)
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.
5.38%, 4/15/2027 50,000 49,735
6.50%, 10/01/2028 6,000 6,030
5.25%, 7/15/2029 60,000 57,186
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029
(a)
59,000 56,943
7.13%, 2/15/2031
(a)
143,000 147,602
6.25%, 3/15/2033
(a)
150,000 145,134
4,938,943
Environmental Control – 0.6%
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
202,000 198,963
5.13%, 7/15/2029
(a)
55,000 53,909
6.38%, 2/01/2031
(a)
105,000 106,646
Enviri Corp.
,
5.75% , 7/31/2027
(a)
65,000 62,768
GFL Environmental, Inc.
4.00%, 8/01/2028
(a)
80,000 76,246
3.50%, 9/01/2028
(a)
72,000 68,255
4.75%, 6/15/2029
(a)
8,000 7,751
4.38%, 8/15/2029
(a)
8,000 7,615
6.75%, 1/15/2031
(a)
72,000 74,976
Madison IAQ LLC
4.13%, 6/30/2028
(a)
1,000 955
5.88%, 6/30/2029
(a)
138,000 130,440
Reworld Holding Corp.
4.88%, 12/01/2029
(a)
90,000 84,065
5.00%, 9/01/2030 40,000 36,862
Waste Pro USA, Inc.
,
7.00% , 2/01/2033
(a)
168,000 171,832
Wrangler Holdco Corp.
,
6.63% , 4/01/2032
(a)
55,000 56,397
1,137,680
Food – 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 1/15/2027
(a)
320,000 316,617
5.88%, 2/15/2028
(a)
190,000 189,983
6.50%, 2/15/2028
(a)
188,000 191,028
3.50%, 3/15/2029
(a)
152,000 141,907
4.88%, 2/15/2030
(a)
131,000 126,540
6.25%, 3/15/2033
(a)
98,000 99,447
B&G Foods, Inc.
5.25%, 9/15/2027 56,000 52,583
8.00%, 9/15/2028
(a)
52,000 51,575
C&S Group Enterprises LLC
,
5.00% , 12/15/2028
(a)
40,000 33,428
Chobani Holdco II LLC
,
8.75% , 10/01/2029
(a)(c)
106,713 113,127
Chobani LLC / Chobani Finance Corp., Inc.
,
7.63% , 7/01/2029
(a)
85,000 89,170
Fiesta Purchaser, Inc.
7.88%, 3/01/2031
(a)
30,000 31,419
9.63%, 9/15/2032
(a)
20,000 20,906
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.
,
9.00% , 2/15/2029
(a)
184,000 188,424
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
100,000 98,708
4.13%, 1/31/2030
(a)
92,000 86,356
4.38%, 1/31/2032
(a)
130,000 119,319

18
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Food – 2.6% (continued)
Land O'Lakes Capital Trust I
,
7.45% , 3/15/2028
(a)
35,000 34,766
Performance Food Group, Inc.
5.50%, 10/15/2027
(a)
249,000 247,240
4.25%, 8/01/2029
(a)
318,000 300,957
6.13%, 9/15/2032
(a)
292,000 293,082
Post Holdings, Inc.
5.50%, 12/15/2029
(a)
264,000 259,204
4.63%, 4/15/2030
(a)
381,000 359,841
4.50%, 9/15/2031
(a)
265,000 241,165
6.25%, 2/15/2032
(a)
195,000 196,694
6.38%, 3/01/2033
(a)
374,000 370,579
6.25%, 10/15/2034
(a)
210,000 208,591
TreeHouse Foods, Inc.
,
4.00% , 9/01/2028 50,000 44,785
United Natural Foods, Inc.
,
6.75% , 10/15/2028
(a)
28,000 27,474
US Foods, Inc.
6.88%, 9/15/2028
(a)
10,000 10,266
4.75%, 2/15/2029
(a)
100,000 97,158
4.63%, 6/01/2030
(a)
50,000 47,635
7.25%, 1/15/2032
(a)
65,000 68,062
Viking Baked Goods Acquisition Corp.
,
8.63% , 11/01/2031
(a)
125,000 118,752
4,876,788
Food Service – 0.2%
Aramark Services, Inc.
,
5.00% , 2/01/2028
(a)
161,000 158,468
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)
50,000 50,130
10.50%, 5/15/2029
(a)
170,000 170,512
379,110
Forest Products & Paper – 0.2%
Ahlstrom Holding 3 Oy
,
4.88% , 2/04/2028
(a)(b)
21,000 19,684
Domtar Corp.
,
6.75% , 10/01/2028
(a)
195,000 163,316
Magnera Corp.
4.75%, 11/15/2029
(a)
8,000 6,981
7.25%, 11/15/2031
(a)
90,000 85,075
Mercer International, Inc.
12.88%, 10/01/2028
(a)
108,000 110,397
5.13%, 2/01/2029 75,000 61,621
447,074
Gas – 0.2%
AltaGas Ltd.
,
7.20% , 10/15/2054
(a)
100,000 97,482
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/2026 115,000 113,639
5.75%, 5/20/2027 23,000 21,965
9.38%, 6/01/2028
(a)
71,000 70,559
South Jersey Industries, Inc.
,
5.02% , 4/15/2031 160,000 130,261
433,906
Hand/Machine Tools – 0.1%
Werner FinCo LP / Werner FinCo , Inc.
,
11.50% , 6/15/2028
(a)
134,000 140,699
140,699
Healthcare-Products – 1.2%
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
227,000 218,944
3.88%, 11/01/2029
(a)
59,000 54,483

19
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Healthcare-Products – 1.2% (continued)
Bausch + Lomb Corp.
,
8.38% , 10/01/2028
(a)
235,000 245,094
Embecta Corp.
5.00%, 2/15/2030
(a)
11,000 9,900
6.75%, 2/15/2030
(a)
150,000 145,125
Hologic , Inc.
4.63%, 2/01/2028
(a)
32,000 31,451
3.25%, 2/15/2029
(a)
100,000 93,347
Insulet Corp.
,
6.50% , 4/01/2033
(a)
85,000 86,939
Medline Borrower LP
3.88%, 4/01/2029
(a)
621,000 579,284
5.25%, 10/01/2029
(a)
324,000 307,871
Medline Borrower LP / Medline Co.-Issuer, Inc.
,
6.25% , 4/01/2029
(a)
210,000 211,668
Sotera Health Holdings LLC
,
7.38% , 6/01/2031
(a)
120,000 123,390
Teleflex, Inc.
4.63%, 11/15/2027 30,000 29,370
4.25%, 6/01/2028
(a)
80,000 76,577
Varex Imaging Corp.
,
7.88% , 10/15/2027
(a)
170,000 163,293
2,376,736
Healthcare-Services – 3.8%
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
65,000 63,622
5.00%, 4/15/2029
(a)
71,000 67,109
7.38%, 3/15/2033
(a)
158,000 158,187
AHP Health Partners, Inc.
,
5.75% , 7/15/2029
(a)
95,000 87,809
Charles River Laboratories International, Inc.
,
4.25% , 5/01/2028
(a)
84,000 79,918
CHS/Community Health Systems, Inc.
5.63%, 3/15/2027
(a)
132,000 128,705
8.00%, 12/15/2027
(a)
70,000 70,028
6.88%, 4/01/2028
(a)
72,000 55,474
6.00%, 1/15/2029
(a)
45,000 41,971
6.88%, 4/15/2029
(a)
65,000 47,545
6.13%, 4/01/2030
(a)
178,000 120,532
5.25%, 5/15/2030
(a)
100,000 85,350
4.75%, 2/15/2031
(a)
105,000 86,697
10.88%, 1/15/2032
(a)
433,000 447,219
DaVita, Inc.
4.63%, 6/01/2030
(a)
745,000 692,859
3.75%, 2/15/2031
(a)
252,000 221,447
6.88%, 9/01/2032
(a)
289,000 291,651
Encompass Health Corp.
4.50%, 2/01/2028 244,000 239,941
4.75%, 2/01/2030 171,000 166,347
4.63%, 4/01/2031 41,000 39,001
Fortrea Holdings, Inc.
,
7.50% , 7/01/2030
(a)(b)
19,000 16,511
HAH Group Holding Co. LLC
,
9.75% , 10/01/2031
(a)
38,000 36,500
HealthEquity , Inc.
,
4.50% , 10/01/2029
(a)
63,000 59,521
Heartland Dental LLC / Heartland Dental Finance Corp.
,
10.50% , 4/30/2028
(a)
140,000 147,597
IQVIA, Inc.
5.00%, 10/15/2026
(a)
282,000 280,288
5.00%, 5/15/2027
(a)
165,000 163,693
6.50%, 5/15/2030
(a)
5,000 5,081
Kedrion SpA
,
6.50% , 9/01/2029
(a)
142,000 136,080
LifePoint Health, Inc.
5.38%, 1/15/2029
(a)
51,000 45,827
9.88%, 8/15/2030
(a)
215,000 228,511

20
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Healthcare-Services – 3.8% (continued)
LifePoint Health, Inc. (continued)
11.00%, 10/15/2030
(a)
351,000 384,411
8.38%, 2/15/2032
(a)
75,000 76,484
10.00%, 6/01/2032
(a)
130,000 126,103
ModivCare , Inc.
,
5.00% , 10/01/2029
(a)
88,000 3,707
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
138,000 132,675
3.88%, 5/15/2032
(a)
5,000 4,403
6.25%, 1/15/2033
(a)
107,000 106,255
MPH Acquisition Holdings LLC
,
5.75% , 12/31/2030
(a)
85,000 65,465
Prime Healthcare Services, Inc.
,
9.38% , 9/01/2029
(a)(b)
98,000 93,383
Radiology Partners, Inc.
,
9.78% , 2/15/2030
(a)(c)
117,086 109,237
Select Medical Corp.
,
6.25% , 12/01/2032
(a)
81,000 80,434
Star Parent, Inc.
,
9.00% , 10/01/2030
(a)
140,000 141,640
Surgery Center Holdings, Inc.
,
7.25% , 4/15/2032
(a)
50,000 49,883
Tenet Healthcare Corp.
5.13%, 11/01/2027 161,000 159,702
4.63%, 6/15/2028 70,000 68,147
6.13%, 10/01/2028 261,000 260,421
4.25%, 6/01/2029 151,000 143,936
4.38%, 1/15/2030 195,000 184,899
6.13%, 6/15/2030 225,000 226,018
6.75%, 5/15/2031 140,000 143,545
The Toledo Hospital
,
Series B , 5.33% , 11/15/2028 218,000 209,853
US Acute Care Solutions LLC
,
9.75% , 5/15/2029
(a)
121,000 122,688
7,204,310
Holding Companies-Diversified – 0.3%
Benteler International AG
,
10.50% , 5/15/2028
(a)
174,000 177,552
Clue Opco LLC
,
9.50% , 10/15/2031
(a)(b)
95,000 91,056
Stena International SA
7.25%, 1/15/2031
(a)
155,000 153,018
7.63%, 2/15/2031
(a)
160,000 160,367
581,993
Home Builders – 1.9%
Adams Homes, Inc.
,
9.25% , 10/15/2028
(a)
187,000 187,805
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/2028
(a)
5,000 4,986
4.63%, 4/01/2030
(a)
36,000 33,044
Beazer Homes USA, Inc.
5.88%, 10/15/2027 40,000 38,933
7.25%, 10/15/2029
(b)
5,000 4,859
7.50%, 3/15/2031
(a)
45,000 43,241
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
,
6.25% , 9/15/2027
(a)
219,000 214,748
Century Communities, Inc.
6.75%, 6/01/2027 32,000 32,001
3.88%, 8/15/2029
(a)
142,000 127,041
Dream Finders Homes, Inc.
,
8.25% , 8/15/2028
(a)
155,000 159,312
Empire Communities Corp.
,
9.75% , 5/01/2029
(a)
106,000 103,372
Forestar Group, Inc.
5.00%, 3/01/2028
(a)
192,000 186,477
6.50%, 3/15/2033
(a)
42,000 40,847
Installed Building Products, Inc.
,
5.75% , 2/01/2028
(a)
90,000 88,543
K.Hovnanian Enterprises, Inc.
8.00%, 9/30/2028
(a)
35,000 35,368
11.75%, 9/30/2029
(a)
151,000 160,561

21
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Home Builders – 1.9% (continued)
Landsea Homes Corp.
,
8.88% , 4/01/2029
(a)(b)
130,000 123,276
LGI Homes, Inc.
8.75%, 12/15/2028
(a)
157,000 158,620
4.00%, 7/15/2029
(a)
224,000 194,634
7.00%, 11/15/2032
(a)
143,000 131,979
M/I Homes, Inc.
4.95%, 2/01/2028 116,000 113,223
3.95%, 2/15/2030 30,000 27,230
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
168,000 163,291
4.63%, 3/01/2030
(a)
123,000 112,706
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028 131,000 127,015
4.75%, 4/01/2029 43,000 40,514
STL Holding Co. LLC
,
8.75% , 2/15/2029
(a)
116,000 118,033
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
125,000 125,683
5.75%, 1/15/2028
(a)
155,000 155,136
5.13%, 8/01/2030
(a)
20,000 19,380
The New Home Company, Inc.
,
9.25% , 10/01/2029
(a)
43,000 44,402
Thor Industries, Inc.
,
4.00% , 10/15/2029
(a)
175,000 157,385
TRI Pointe Group, Inc.
5.25%, 6/01/2027 76,000 75,706
5.70%, 6/15/2028 226,000 226,357
Winnebago Industries, Inc.
,
6.25% , 7/15/2028
(a)
111,000 110,377
3,686,085
Home Furnishings – 0.1%
Somnigroup International, Inc.
4.00%, 4/15/2029
(a)
136,000 126,276
3.88%, 10/15/2031
(a)
6,000 5,274
131,550
Household Products/Wares – 0.0%
ACCO Brands Corp.
,
4.25% , 3/15/2029
(a)
10,000 8,684
Central Garden & Pet Co.
,
5.13% , 2/01/2028 5,000 4,936
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/2031
(a)
50,000 41,394
10.75%, 6/30/2032
(a)
48,000 28,889
83,903
Housewares – 0.3%
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
,
9.50% , 10/15/2029
(a)
120,000 103,274
Newell Brands, Inc.
5.70%, 4/01/2026 155,000 153,071
6.38%, 9/15/2027 45,000 44,029
6.63%, 9/15/2029 2,000 1,886
6.38%, 5/15/2030 47,000 42,811
6.88%, 4/01/2036
(b)
40,000 34,830
7.00%, 4/01/2046 45,000 34,776
SWF Holdings I Corp.
6.50%, 10/01/2029
(a)
116,000 49,052
6.50%, 10/06/2029
(a)
28,000 14,263
The Scotts Miracle-GRO Company
5.25%, 12/15/2026 3,000 2,978
4.50%, 10/15/2029 5,000 4,674
4.00%, 4/01/2031 26,000 22,783
4.38%, 2/01/2032 34,000 29,741

22
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Housewares – 0.3% (continued)
The Scotts Miracle-GRO Company (continued)
538,168
Insurance – 2.5%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 2/01/2029
(a)
187,000 191,487
4.25%, 2/15/2029
(a)
60,000 56,097
8.50%, 6/15/2029
(a)
65,000 67,028
6.00%, 8/01/2029
(a)
93,000 88,807
7.50%, 11/06/2030
(a)
80,000 81,689
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
44,000 42,485
6.75%, 10/15/2027
(a)
245,000 243,983
6.75%, 4/15/2028
(a)
156,000 156,974
5.88%, 11/01/2029
(a)
71,000 68,325
7.00%, 1/15/2031
(a)
215,000 218,099
6.50%, 10/01/2031
(a)
180,000 179,760
AmWINS Group, Inc.
,
4.88% , 6/30/2029
(a)
8,000 7,617
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Invesvestor 2 LLC
,
7.88% ,
11/01/2029
(a)
150,000 146,593
Ardonagh Finco Ltd.
,
7.75% , 2/15/2031
(a)
225,000 230,063
Ardonagh Group Finance Ltd.
,
8.88% , 2/15/2032
(a)
250,000 254,919
AssuredPartners , Inc.
5.63%, 1/15/2029
(a)
105,000 104,852
7.50%, 2/15/2032
(a)
50,000 53,191
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance
,
7.13% , 5/15/2031
(a)
49,000 49,949
BroadStreet Partners, Inc.
,
5.88% , 4/15/2029
(a)
156,000 150,642
Genworth Holdings, Inc.
,
6.50% , 6/15/2034 30,000 28,179
Global Atlantic Finance Co.
4.70%, 10/15/2051
(a)
234,000 222,647
7.95%, 10/15/2054
(a)
10,000 10,179
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 2/15/2031
(a)
65,000 66,787
8.13%, 2/15/2032
(a)
70,000 70,972
HUB International Ltd.
5.63%, 12/01/2029
(a)
93,000 91,042
7.25%, 6/15/2030
(a)
430,000 445,979
7.38%, 1/31/2032
(a)
330,000 340,000
Jones Deslauriers Insurance Management, Inc.
,
10.50% , 12/15/2030
(a)
132,000 142,087
Liberty Mutual Group, Inc.
4.13%, 12/15/2051
(a)
35,000 33,037
4.30%, 2/01/2061
(a)
58,000 35,966
Panther Escrow Issuer LLC
,
7.13% , 6/01/2031
(a)
360,000 369,502
Ryan Specialty LLC
,
5.88% , 8/01/2032
(a)
179,000 177,117
Sagicor Financial Co. Ltd.
,
5.30% , 5/13/2028
(a)
58,000 56,845
USI, Inc.
,
7.50% , 1/15/2032
(a)
125,000 129,400
Wilton RE Ltd.
,
6.00%
(a)(e)
135,000 133,647
4,745,946
Internet – 1.9%
Acuris Finance US, Inc. / Acuris Finance Sarl
5.00%, 5/01/2028
(a)
115,000 101,788
9.00%, 8/01/2029
(a)
159,000 151,688
ANGI Group LLC
,
3.88% , 8/15/2028
(a)
32,000 29,250
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
67,000 63,060
6.13%, 12/01/2028
(a)
75,000 67,278

23
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Internet – 1.9% (continued)
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
14,000 13,230
5.63%, 9/15/2028
(a)
80,000 74,106
Cars.com, Inc.
,
6.38% , 11/01/2028
(a)
20,000 19,658
Cogent Communications Group LLC
3.50%, 5/01/2026
(a)
20,000 19,642
7.00%, 6/15/2027
(a)
136,000 136,680
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc.
,
7.00% , 6/15/2027
(a)
100,000 100,452
Gen Digital, Inc.
6.75%, 9/30/2027
(a)
266,000 270,480
7.13%, 9/30/2030
(a)
100,000 102,896
6.25%, 4/01/2033
(a)
137,000 136,675
GoDaddy Operating Company LLC / GD Finance Co., Inc.
5.25%, 12/01/2027
(a)
74,000 73,361
3.50%, 3/01/2029
(a)
158,000 147,368
GrubHub Holdings, Inc.
,
5.50% , 7/01/2027
(a)(b)
21,000 18,949
ION Trading Technologies Sarl
5.75%, 5/15/2028
(a)
135,000 121,429
9.50%, 5/30/2029
(a)
195,000 189,949
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
120,000 117,966
4.63%, 6/01/2028
(a)
100,000 96,231
5.63%, 2/15/2029
(a)
23,000 22,549
4.13%, 8/01/2030
(a)
135,000 122,060
3.63%, 10/01/2031
(a)
9,000 7,700
Millennium Escrow Corp.
,
6.63% , 8/01/2026
(a)
141,000 102,358
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028
(a)
65,000 34,191
6.00%, 2/15/2029
(a)
76,000 42,675
Rakuten Group, Inc.
11.25%, 2/15/2027
(a)
448,000 481,214
9.75%, 4/15/2029
(a)
270,000 285,421
8.13%
(a)(e)
102,000 95,846
6.25%
(a)(e)
90,000 78,591
Snap, Inc.
,
6.88% , 3/01/2033
(a)
128,000 127,794
Wayfair LLC
7.25%, 10/31/2029
(a)
83,000 75,831
7.75%, 9/15/2030
(a)(b)
111,000 101,679
Ziff Davis, Inc.
,
4.63% , 10/15/2030
(a)
57,000 50,504
3,680,549
Investment Companies – 0.6%
Compass Group Diversified Holdings LLC
,
5.25% , 4/15/2029
(a)
156,000 147,166
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/2026 153,000 152,403
5.25%, 5/15/2027 282,000 267,129
9.75%, 1/15/2029 180,000 177,664
4.38%, 2/01/2029 190,000 158,228
10.00%, 11/15/2029
(a)
130,000 127,311
9.00%, 6/15/2030 160,000 150,192
Prospect Capital Corp.
3.36%, 11/15/2026
(b)
13,000 12,175
3.44%, 10/15/2028 13,000 11,366
1,203,634

24
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Iron/Steel – 0.7%
ATI, Inc.
5.88%, 12/01/2027 3,000 2,993
4.88%, 10/01/2029 107,000 102,186
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP
,
8.75% , 7/15/2026
(a)
85,000 74,682
Big River Steel LLC / BRS Finance Corp.
,
6.63% , 1/31/2029
(a)
73,000 73,457
Carpenter Technology Corp.
6.38%, 7/15/2028 35,000 35,020
7.63%, 3/15/2030 95,000 97,808
Cleveland-Cliffs, Inc.
5.88%, 6/01/2027 2,000 1,973
4.63%, 3/01/2029
(a)
31,000 28,383
6.88%, 11/01/2029
(a)
64,000 62,017
6.75%, 4/15/2030
(a)
56,000 53,944
4.88%, 3/01/2031
(a)
51,000 43,622
7.50%, 9/15/2031
(a)
63,000 61,034
7.00%, 3/15/2032
(a)(b)
118,000 111,119
7.38%, 5/01/2033
(a)
61,000 57,306
Infrabuild Australia Pty Ltd.
,
14.50% , 11/15/2028
(a)
98,000 102,468
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
152,000 146,568
8.00%, 11/01/2027
(a)
51,000 48,323
9.25%, 10/01/2028
(a)
53,000 50,065
8.50%, 5/01/2030
(a)
49,000 44,586
TMS International Corp.
,
6.25% , 4/15/2029
(a)
96,000 88,897
United States Steel Corp.
6.88%, 3/01/2029 28,000 28,056
6.65%, 6/01/2037 70,000 68,008
1,382,515
Leisure Time – 1.6%
Acushnet Co.
,
7.38% , 10/15/2028
(a)
111,000 115,074
Amer Sports Co.
,
6.75% , 2/16/2031
(a)
95,000 96,145
Carnival Corp.
5.75%, 3/01/2027
(a)
359,000 357,837
6.00%, 5/01/2029
(a)
160,000 159,021
5.75%, 3/15/2030
(a)
46,000 45,738
6.13%, 2/15/2033
(a)(b)
146,000 144,683
Lindblad Expeditions Holdings, Inc.
,
9.00% , 5/15/2028
(a)
5,000 5,140
MajorDrive Holdings IV LLC
,
6.38% , 6/01/2029
(a)
94,000 69,775
NCL Corp. Ltd.
5.88%, 2/15/2027
(a)
108,000 107,518
8.13%, 1/15/2029
(a)
99,000 103,502
7.75%, 2/15/2029
(a)
61,000 62,974
6.25%, 3/01/2030
(a)
29,000 28,261
6.75%, 2/01/2032
(a)
127,000 123,993
NCL Finance Ltd.
,
6.13% , 3/15/2028
(a)
65,000 64,514
Royal Caribbean Cruises Ltd.
4.25%, 7/01/2026
(a)
90,000 88,686
5.50%, 8/31/2026
(a)
163,000 163,208
5.38%, 7/15/2027
(a)
138,000 137,813
3.70%, 3/15/2028 7,000 6,709
5.50%, 4/01/2028
(a)
186,000 185,794
5.63%, 9/30/2031
(a)
200,000 198,623
6.25%, 3/15/2032
(a)
167,000 169,592
6.00%, 2/01/2033
(a)
259,000 259,712

25
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Leisure Time – 1.6% (continued)
Sabre GLBL, Inc.
8.63%, 6/01/2027
(a)
129,000 123,787
10.75%, 11/15/2029
(a)
51,000 48,791
Viking Cruises Ltd.
5.88%, 9/15/2027
(a)
88,000 87,611
7.00%, 2/15/2029
(a)
51,000 51,159
9.13%, 7/15/2031
(a)
27,000 28,869
VOC Escrow Ltd.
,
5.00% , 2/15/2028
(a)
100,000 98,025
3,132,554
Lodging – 2.6%
Boyd Gaming Corp.
4.75%, 12/01/2027 177,000 173,518
4.75%, 6/15/2031
(a)
291,000 271,477
Full House Resorts, Inc.
,
8.25% , 2/15/2028
(a)
45,000 42,229
Genting New York LLC / Genny Capital, Inc.
,
7.25% , 10/01/2029
(a)
60,000 59,411
Hilton Domestic Operating Co., Inc.
5.75%, 5/01/2028
(a)
120,000 120,066
5.88%, 4/01/2029
(a)
147,000 148,587
3.75%, 5/01/2029
(a)
185,000 174,432
4.88%, 1/15/2030 259,000 253,961
4.00%, 5/01/2031
(a)
265,000 242,971
3.63%, 2/15/2032
(a)
218,000 192,989
6.13%, 4/01/2032
(a)
157,000 159,344
5.88%, 3/15/2033
(a)(b)
240,000 240,665
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 6/01/2029
(a)
94,000 86,912
6.63%, 1/15/2032
(a)
80,000 78,544
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
,
4.88% , 4/01/2027 91,000 90,564
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 7,000 6,642
4.50%, 6/15/2029
(a)
9,000 8,193
Melco Resorts Finance Ltd.
5.25%, 4/26/2026 129,000 127,122
5.63%, 7/17/2027 144,000 138,839
5.75%, 7/21/2028
(a)
255,000 241,389
5.38%, 12/04/2029
(a)
125,000 113,201
7.63%, 4/17/2032
(a)
180,000 173,731
MGM China Holdings Ltd.
5.88%, 5/15/2026
(a)
180,000 179,269
4.75%, 2/01/2027
(a)
119,000 116,095
7.13%, 6/26/2031
(a)
50,000 50,418
MGM Resorts International
4.63%, 9/01/2026 3,000 2,975
4.75%, 10/15/2028 5,000 4,818
6.13%, 9/15/2029 48,000 47,817
6.50%, 4/15/2032
(b)
49,000 48,292
Station Casinos LLC
4.50%, 2/15/2028
(a)
115,000 111,096
4.63%, 12/01/2031
(a)
15,000 13,617
6.63%, 3/15/2032
(a)
35,000 34,804
Studio City Co. Ltd.
,
7.00% , 2/15/2027
(a)
60,000 59,874
Studio City Finance Ltd.
6.50%, 1/15/2028
(a)
195,000 187,456
5.00%, 1/15/2029
(a)
155,000 136,678

26
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Lodging – 2.6% (continued)
Travel + Leisure Co.
6.63%, 7/31/2026
(a)
152,000 153,001
6.00%, 4/01/2027 131,000 131,724
4.50%, 12/01/2029
(a)
54,000 50,681
4.63%, 3/01/2030
(a)
46,000 42,809
Wyndham Hotels & Resorts, Inc.
,
4.38% , 8/15/2028
(a)
180,000 172,958
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
,
5.25% , 5/15/2027
(a)
160,000 158,440
Wynn Macau Ltd.
5.50%, 10/01/2027
(a)
10,000 9,699
5.63%, 8/26/2028
(a)
109,000 104,077
5.13%, 12/15/2029
(a)
54,000 49,607
5,010,992
Machinery-Construction & Mining – 0.3%
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)
110,000 106,000
4.13%, 4/15/2029
(a)
39,000 37,049
Terex Corp.
5.00%, 5/15/2029
(a)
75,000 71,735
6.25%, 10/15/2032
(a)
83,000 79,455
The Manitowoc Company, Inc.
,
9.25% , 10/01/2031
(a)
84,000 85,255
Vertiv Group Corp.
,
4.13% , 11/15/2028
(a)
190,000 183,402
562,896
Machinery-Diversified – 0.6%
ATS Corp.
,
4.13% , 12/15/2028
(a)
65,000 60,356
Chart Industries, Inc.
7.50%, 1/01/2030
(a)
139,000 144,464
9.50%, 1/01/2031
(a)
75,000 79,961
ESAB Corp.
,
6.25% , 4/15/2029
(a)
88,000 89,199
GrafTech Finance, Inc.
,
4.63% , 12/23/2029
(a)
50,000 29,867
GrafTech Global Enterprises, Inc.
,
9.88% , 12/23/2029
(a)
67,000 50,442
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC
,
9.00% , 2/15/2029
(a)
220,000 223,227
Maxim Crane Works Holdings Capital LLC
,
11.50% , 9/01/2028
(a)
100,000 98,756
OT Merger Corp.
,
7.88% , 10/15/2029
(a)
23,000 9,000
SPX Flow, Inc.
,
8.75% , 4/01/2030
(a)
108,000 109,123
TK Elevator Holdco GmbH
,
7.63% , 7/15/2028
(a)
75,000 75,244
TK Elevator US Newco , Inc.
,
5.25% , 7/15/2027
(a)
159,000 156,371
1,126,010
Media – 8.3%
AMC Networks, Inc.
10.25%, 1/15/2029
(a)
40,000 41,358
4.25%, 2/15/2029 120,000 88,330
Beasley Mezzanine Holdings LLC
,
9.20% , 8/01/2028
(a)
35,000 15,050
Belo Corp.
7.75%, 6/01/2027 105,000 108,209
7.25%, 9/15/2027 140,000 143,675
Block Communications, Inc.
,
4.88% , 3/01/2028
(a)
75,000 70,204
Cable One, Inc.
,
4.00% , 11/15/2030
(a)(b)
35,000 28,481
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/01/2026
(a)
105,000 104,886
5.13%, 5/01/2027
(a)
370,000 364,792
5.00%, 2/01/2028
(a)
409,000 398,983
5.38%, 6/01/2029
(a)
185,000 181,147
6.38%, 9/01/2029
(a)
216,000 217,950
4.75%, 3/01/2030
(a)
520,000 491,379
4.50%, 8/15/2030
(a)
375,000 348,354

27
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Media – 8.3% (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. (continued)
4.25%, 2/01/2031
(a)
595,000 537,910
7.38%, 3/01/2031
(a)(b)
165,000 169,731
4.75%, 2/01/2032
(a)
165,000 149,517
4.50%, 5/01/2032 420,000 373,332
4.50%, 6/01/2033
(a)
250,000 217,763
4.25%, 1/15/2034
(a)
326,000 274,309
CSC Holdings LLC
5.50%, 4/15/2027
(a)
156,000 145,006
5.38%, 2/01/2028
(a)
117,000 102,231
7.50%, 4/01/2028
(a)
115,000 84,345
11.25%, 5/15/2028
(a)
110,000 107,371
11.75%, 1/31/2029
(a)
234,000 220,932
6.50%, 2/01/2029
(a)
206,000 168,410
5.75%, 1/15/2030
(a)
264,000 132,376
4.13%, 12/01/2030
(a)
130,000 89,057
4.63%, 12/01/2030
(a)
277,000 128,140
3.38%, 2/15/2031
(a)
130,000 86,834
4.50%, 11/15/2031
(a)
195,000 132,638
5.00%, 11/15/2031
(a)
70,000 32,001
Cumulus Media New Holdings, Inc.
,
8.00% , 7/01/2029
(a)
78,000 21,409
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc.
5.88%, 8/15/2027
(a)
1,015,000 981,314
8.88%, 2/01/2030
(a)
153,000 145,941
10.00%, 2/15/2031
(a)
303,000 287,854
DISH DBS Corp.
7.75%, 7/01/2026 322,000 280,532
5.25%, 12/01/2026
(a)
442,000 402,327
7.38%, 7/01/2028 176,000 118,927
5.75%, 12/01/2028
(a)
420,000 352,957
5.13%, 6/01/2029 240,000 149,631
DISH Network Corp.
,
11.75% , 11/15/2027
(a)
592,000 621,952
GCI LLC
,
4.75% , 10/15/2028
(a)
148,000 140,056
Gray Media, Inc.
7.00%, 5/15/2027
(a)
52,000 50,592
10.50%, 7/15/2029
(a)
145,000 148,855
4.75%, 10/15/2030
(a)
89,000 53,368
5.38%, 11/15/2031
(a)
138,000 82,305
iHeartcommunications , Inc.
4.75%, 1/15/2028
(a)
46,000 33,841
9.13%, 5/01/2029
(a)
120,500 92,943
10.88%, 5/01/2030
(a)
117,600 49,395
7.75%, 8/15/2030
(a)
117,100 84,453
7.00%, 1/15/2031
(a)
36,000 24,836
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
120,000 98,604
5.13%, 7/15/2029
(a)
62,000 45,433
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
154,000 151,192
8.00%, 8/01/2029
(a)
105,000 104,072
7.38%, 9/01/2031
(a)
100,000 102,207
Midcontinent Communications
,
8.00% , 8/15/2032
(a)
1,000 1,021
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
505,000 499,584
4.75%, 11/01/2028
(a)(b)
297,000 279,554

28
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Media – 8.3% (continued)
Paramount Global
6.25%, 2/28/2057 190,000 176,149
6.38%, 3/30/2062 317,000 304,740
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
160,000 138,314
6.50%, 9/15/2028
(a)
145,000 94,119
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
50,000 38,438
5.38%, 1/15/2031
(a)
70,000 39,802
Scripps Escrow, Inc.
,
5.88% , 7/15/2027
(a)
40,000 31,638
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(a)
30,000 27,771
5.50%, 3/01/2030
(a)
56,000 40,014
4.38%, 12/31/2032
(a)
64,000 39,426
8.13%, 2/15/2033
(a)
145,000 143,679
9.75%, 2/15/2033
(a)
10,000 10,324
Sirius XM Radio LLC
3.13%, 9/01/2026
(a)
118,000 114,887
5.00%, 8/01/2027
(a)
221,000 218,534
4.00%, 7/15/2028
(a)
277,000 260,918
5.50%, 7/01/2029
(a)
98,000 95,496
4.13%, 7/01/2030
(a)
191,000 170,860
3.88%, 9/01/2031
(a)(b)
110,000 94,382
Sunrise FinCo I BV
,
4.88% , 7/15/2031
(a)
173,000 157,991
TEGNA, Inc.
4.63%, 3/15/2028 230,000 219,820
5.00%, 9/15/2029
(b)
240,000 224,056
Telenet Finance Luxembourg Notes Sarl
,
5.50% , 3/01/2028
(a)
200,000 194,934
Univision Communications, Inc.
6.63%, 6/01/2027
(a)
290,000 280,787
8.00%, 8/15/2028
(a)
300,000 291,708
4.50%, 5/01/2029
(a)
176,000 151,107
7.38%, 6/30/2030
(a)(b)
155,000 141,299
8.50%, 7/31/2031
(a)
224,000 211,803
Urban One, Inc.
,
7.38% , 2/01/2028
(a)
63,000 30,212
Virgin Media Finance PLC
,
5.00% , 7/15/2030
(a)
82,000 71,838
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
255,000 245,609
4.50%, 8/15/2030
(a)
147,000 131,749
Virgin Media Vendor Financing Notes IV DAC
,
5.00% , 7/15/2028
(a)
39,000 37,714
VZ Secured Financing BV
,
5.00% , 1/15/2032
(a)
90,000 78,497
Ziggo Bond Co. BV
,
5.13% , 2/28/2030
(a)
20,000 17,697
Ziggo BV
,
4.88% , 1/15/2030
(a)
185,000 169,916
15,856,084
Metal Fabricate/Hardware – 0.2%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
128,000 126,499
6.38%, 6/15/2030
(a)
84,000 85,290
Park-Ohio Industries, Inc.
,
6.63% , 4/15/2027 40,000 38,603
Vallourec SACA
,
7.50% , 4/15/2032
(a)
160,000 165,762
416,154
Mining – 0.8%
Alcoa Nederland Holding BV
4.13%, 3/31/2029
(a)
36,000 33,444
7.13%, 3/15/2031
(a)
40,000 41,205

29
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Mining – 0.8% (continued)
Alumina Pty Ltd.
6.13%, 3/15/2030
(a)
70,000 69,147
6.38%, 9/15/2032
(a)
130,000 126,600
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(a)
54,000 55,865
11.50%, 10/01/2031
(a)
85,000 93,329
Capstone Copper Corp.
,
6.75% , 3/31/2033
(a)
35,000 34,404
Century Aluminum Co.
,
7.50% , 4/01/2028
(a)
44,000 44,433
Coeur Mining, Inc.
,
5.13% , 2/15/2029
(a)
49,000 46,531
Compass Minerals International, Inc.
,
6.75% , 12/01/2027
(a)
20,000 19,802
Constellium SE
5.63%, 6/15/2028
(a)
5,000 4,921
3.75%, 4/15/2029
(a)
9,000 8,264
FMG Resources (August 2006) Pty Ltd.
5.88%, 4/15/2030
(a)
15,000 14,829
4.38%, 4/01/2031
(a)
196,000 177,356
Hecla Mining Co.
,
7.25% , 2/15/2028 54,000 54,127
JW Aluminum Continuous Cast Co.
,
10.25% , 4/01/2030
(a)
53,000 52,073
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
71,000 68,366
4.50%, 6/01/2031
(a)
87,000 78,152
New Gold, Inc.
,
6.88% , 4/01/2032
(a)
74,000 75,628
Novelis Corp.
3.25%, 11/15/2026
(a)
127,000 123,268
4.75%, 1/30/2030
(a)
151,000 140,234
6.88%, 1/30/2030
(a)
78,000 79,137
3.88%, 8/15/2031
(a)
75,000 64,717
Perenti Finance Pty Ltd.
,
7.50% , 4/26/2029
(a)
51,000 52,066
Taseko Mines Ltd.
,
8.25% , 5/01/2030
(a)
50,000 50,480
1,608,378
Miscellaneous Manufacturing – 0.5%
Amsted Industries, Inc.
4.63%, 5/15/2030
(a)
70,000 66,117
6.38%, 3/15/2033
(a)
27,000 27,170
Axon Enterprise, Inc.
6.13%, 3/15/2030
(a)
154,000 157,075
6.25%, 3/15/2033
(a)
86,000 87,759
Calderys Financing LLC
,
11.25% , 6/01/2028
(a)
135,000 142,629
Enpro , Inc.
,
5.75% , 10/15/2026 63,000 62,935
FXI Holdings, Inc.
12.25%, 11/15/2026
(a)
127,000 112,099
12.25%, 11/15/2026
(a)
92,000 81,080
LSB Industries, Inc.
,
6.25% , 10/15/2028
(a)
70,000 65,661
Trinity Industries, Inc.
,
7.75% , 7/15/2028
(a)
65,000 67,001
869,526
Office Furnishings – 0.1%
Interface, Inc.
,
5.50% , 12/01/2028
(a)
40,000 39,071
Steelcase, Inc.
,
5.13% , 1/18/2029 115,000 109,355
148,426
Office/Business Equipment – 0.1%
Pitney Bowes, Inc.
,
6.88% , 3/15/2027
(a)
121,000 120,708
Xerox Corp.
4.80%, 3/01/2035 31,000 13,244
6.75%, 12/15/2039 48,000 20,897

30
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Office/Business Equipment – 0.1% (continued)
Xerox Holdings Corp.
,
8.88% , 11/30/2029
(a)
56,000 33,526
188,375
Oil & Gas – 6.0%
Aethon United BR LP / Aethon United Finance Corp.
,
7.50% , 10/01/2029
(a)
200,000 200,802
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/2028
(a)
98,000 98,991
5.88%, 6/30/2029
(a)
48,000 46,718
6.63%, 10/15/2032
(a)
101,000 99,720
Baytex Energy Corp.
8.50%, 4/30/2030
(a)
163,000 151,455
7.38%, 3/15/2032
(a)
51,000 43,976
California Resources Corp.
,
8.25% , 6/15/2029
(a)
350,000 333,740
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 1/15/2027
(a)
40,400 37,981
9.75%, 7/15/2028
(a)
58,000 51,562
Chord Energy Corp.
,
6.75% , 3/15/2033
(a)
116,000 112,952
Civitas Resources, Inc.
5.00%, 10/15/2026
(a)
140,000 135,391
8.38%, 7/01/2028
(a)
210,000 206,312
8.63%, 11/01/2030
(a)
149,000 143,931
8.75%, 7/01/2031
(a)
233,000 221,289
CNX Resources Corp.
6.00%, 1/15/2029
(a)
104,000 100,717
7.38%, 1/15/2031
(a)
152,000 152,168
7.25%, 3/01/2032
(a)
182,000 181,967
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
185,000 176,598
6.75%, 3/01/2029
(a)
29,000 27,520
5.88%, 1/15/2030
(a)
135,000 122,327
Crescent Energy Finance LLC
9.25%, 2/15/2028
(a)
170,000 171,822
7.63%, 4/01/2032
(a)
178,000 161,755
7.38%, 1/15/2033
(a)
169,000 148,539
CVR Energy, Inc.
5.75%, 2/15/2028
(a)
74,000 67,492
8.50%, 1/15/2029
(a)
158,000 145,538
Diamond Foreign Asset Co. / Diamond Finance LLC
,
8.50% , 10/01/2030
(a)
90,000 86,035
Encino Acquisition Partners Holdings LLC
8.50%, 5/01/2028
(a)
78,000 78,080
8.75%, 5/01/2031
(a)
44,000 44,871
EnQuest PLC
,
11.63% , 11/01/2027
(a)
60,000 58,572
EQT Corp.
4.50%, 1/15/2029
(a)
40,000 38,776
7.50%, 6/01/2030
(a)
11,000 11,826
FORESEA Holding SA
,
7.50% , 6/15/2030
(a)
35,000 33,266
Global Marine, Inc.
,
7.00% , 6/01/2028 45,000 38,603
Greenfire Resources Ltd.
,
12.00% , 10/01/2028
(a)
150,000 157,815
Gulfport Energy Operating Corp.
,
6.75% , 9/01/2029
(a)
150,000 148,000
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
77,000 74,610
5.75%, 2/01/2029
(a)
100,000 93,502
6.00%, 4/15/2030
(a)
20,000 18,276
6.00%, 2/01/2031
(a)
30,000 26,916
6.88%, 5/15/2034
(a)
50,000 42,473
7.25%, 2/15/2035
(a)
190,000 165,859

31
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Oil & Gas – 6.0% (continued)
Ithaca Energy North Sea PLC
,
8.13% , 10/15/2029
(a)
80,000 79,983
Kimmeridge Texas Gas LLC
,
8.50% , 2/15/2030
(a)
92,000 88,337
Kraken Oil & Gas Partners LLC
,
7.63% , 8/15/2029
(a)
164,000 147,016
Long Ridge Energy LLC
,
8.75% , 2/15/2032
(a)
41,000 39,109
Matador Resources Co.
6.88%, 4/15/2028
(a)
190,000 188,934
6.50%, 4/15/2032
(a)
305,000 293,661
6.25%, 4/15/2033
(a)
117,000 109,921
MEG Energy Corp.
,
5.88% , 2/01/2029
(a)
17,000 16,388
Moss Creek Resources Holdings, Inc.
,
8.25% , 9/01/2031
(a)
176,000 161,705
Nabors Industries Ltd.
,
7.50% , 1/15/2028
(a)(b)
37,000 29,424
Nabors Industries, Inc.
7.38%, 5/15/2027
(a)
119,000 112,219
9.13%, 1/31/2030
(a)
97,000 88,019
8.88%, 8/15/2031
(a)(b)
68,000 46,095
Noble Finance II LLC
,
8.00% , 4/15/2030
(a)
210,000 199,871
Northern Oil & Gas, Inc.
8.13%, 3/01/2028
(a)
264,000 260,139
8.75%, 6/15/2031
(a)
120,000 115,217
Parkland Corp.
5.88%, 7/15/2027
(a)
41,000 40,657
4.50%, 10/01/2029
(a)
127,000 120,008
4.63%, 5/01/2030
(a)
21,000 19,732
6.63%, 8/15/2032
(a)
120,000 119,400
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/2028 81,000 71,653
9.88%, 3/15/2030
(a)
130,000 114,906
7.88%, 9/15/2030
(a)
91,000 74,691
Permian Resources Operating LLC
8.00%, 4/15/2027
(a)
190,000 193,235
5.88%, 7/01/2029
(a)
210,000 205,146
9.88%, 7/15/2031
(a)
9,000 9,738
7.00%, 1/15/2032
(a)
131,000 132,019
6.25%, 2/01/2033
(a)
80,000 78,180
Petrofac Ltd.
,
9.75% , 11/15/2026
(a)(d)
120,000 20,101
Precision Drilling Corp.
,
6.88% , 1/15/2029
(a)
120,000 112,381
Puma International Financing SA
,
7.75% , 4/25/2029
(a)
200,000 198,234
Range Resources Corp.
,
4.75% , 2/15/2030
(a)
102,000 96,444
Saturn Oil & Gas, Inc.
,
9.63% , 6/15/2029
(a)
32,000 28,932
Seadrill Finance Ltd.
,
8.38% , 8/01/2030
(a)
145,000 136,593
SM Energy Co.
6.75%, 9/15/2026 74,000 73,388
6.63%, 1/15/2027 73,000 71,727
6.50%, 7/15/2028 179,000 171,556
6.75%, 8/01/2029
(a)
285,000 266,412
7.00%, 8/01/2032
(a)
131,000 120,793
Strathcona Resources Ltd.
,
6.88% , 8/01/2026
(a)
110,000 108,207
Sunoco LP
7.00%, 5/01/2029
(a)
85,000 87,391
7.25%, 5/01/2032
(a)
134,000 138,824
6.25%, 7/01/2033
(a)
99,000 98,900
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 36,000 35,862
7.00%, 9/15/2028
(a)
20,000 20,482
4.50%, 5/15/2029 50,000 47,395
4.50%, 4/30/2030 158,000 148,709

32
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Oil & Gas – 6.0% (continued)
Talos Production, Inc.
9.00%, 2/01/2029
(a)
128,000 122,693
9.38%, 2/01/2031
(a)
98,000 91,796
TGNR Intermediate Holdings LLC
,
5.50% , 10/15/2029
(a)
83,000 76,167
Transocean Aquila Ltd.
,
8.00% , 9/30/2028
(a)
35,062 34,581
Transocean Poseidon Ltd.
,
6.88% , 2/01/2027
(a)
4,200 4,182
Transocean Titan Financing Ltd.
,
8.38% , 2/01/2028
(a)
9,048 8,962
Transocean, Inc.
8.00%, 2/01/2027
(a)
83,000 77,210
8.25%, 5/15/2029
(a)
120,000 96,903
8.75%, 2/15/2030
(a)
122,600 119,641
7.50%, 4/15/2031 50,000 35,546
8.50%, 5/15/2031
(a)
107,000 83,229
6.80%, 3/15/2038 80,000 49,248
9.35%, 12/15/2041 3,000 2,154
Valaris Ltd.
,
8.38% , 4/30/2030
(a)
205,000 191,895
Vermilion Energy, Inc.
6.88%, 5/01/2030
(a)
25,000 21,963
7.25%, 2/15/2033
(a)
145,000 122,432
Viper Energy, Inc.
5.38%, 11/01/2027
(a)
185,000 184,224
7.38%, 11/01/2031
(a)
140,000 145,546
Vital Energy, Inc.
7.75%, 7/31/2029
(a)
60,000 50,574
7.88%, 4/15/2032
(a)(b)
130,000 100,401
W&T Offshore, Inc.
,
10.75% , 2/01/2029
(a)(b)
10,000 7,849
Wildfire Intermediate Holdings LLC
,
7.50% , 10/15/2029
(a)
194,000 177,510
11,401,183
Oil & Gas Services – 1.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 4/01/2027
(a)
9,000 8,971
6.25%, 4/01/2028
(a)
29,000 28,914
6.63%, 9/01/2032
(a)
125,000 124,225
Aris Water Holdings LLC
,
7.25% , 4/01/2030
(a)
69,000 68,525
Bristow Group, Inc.
,
6.88% , 3/01/2028
(a)
116,000 112,720
Enerflex Ltd.
,
9.00% , 10/15/2027
(a)
191,000 195,495
Helix Energy Solutions Group, Inc.
,
9.75% , 3/01/2029
(a)
210,000 212,515
Kodiak Gas Services LLC
,
7.25% , 2/15/2029
(a)
120,000 121,949
Nine Energy Service, Inc.
,
13.00% , 2/01/2028 50,000 29,331
Oceaneering International, Inc.
6.00%, 2/01/2028 232,000 220,953
6.00%, 2/01/2028 11,000 10,486
Star Holding LLC
,
8.75% , 8/01/2031
(a)
164,000 150,508
TGS ASA
,
8.50% , 1/15/2030
(a)
69,000 67,982
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 9/01/2027 234,000 232,203
7.13%, 3/15/2029
(a)
130,000 131,227
Viridien
,
10.00% , 10/15/2030
(a)
61,000 57,551
Weatherford International Ltd.
,
8.63% , 4/30/2030
(a)
351,000 347,855
Welltec International ApS
,
8.25% , 10/15/2026
(a)
35,000 34,659
2,156,069

33
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Packaging & Containers – 1.6%
ARD Finance SA
,
6.50% , 6/30/2027
(a)(c)
217,613 5,234
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(a)
197,000 196,358
3.25%, 9/01/2028
(a)
20,000 18,291
4.00%, 9/01/2029
(a)
160,000 138,956
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.13%, 8/15/2026
(a)
184,000 162,456
5.25%, 8/15/2027
(a)
101,000 46,458
5.25%, 8/15/2027
(a)
134,000 61,621
Ball Corp.
6.88%, 3/15/2028 30,000 30,756
6.00%, 6/15/2029 22,000 22,455
Berry Global, Inc.
,
5.63% , 7/15/2027
(a)
2,000 1,999
Cascades, Inc. / Cascades USA, Inc.
,
5.38% , 1/15/2028
(a)
95,000 92,616
Clearwater Paper Corp.
,
4.75% , 8/15/2028
(a)
15,000 13,978
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
72,000 72,584
6.88%, 1/15/2030
(a)
75,000 76,613
8.75%, 4/15/2030
(a)
200,000 206,044
Crown Americas LLC / Crown Americas Capital Corp. V
,
4.25% , 9/30/2026 10,000 9,845
Crown Cork & Seal Co., Inc.
,
7.38% , 12/15/2026 45,000 46,246
Graham Packaging Co., Inc.
,
7.13% , 8/15/2028
(a)
85,000 83,037
Intelligent Packaging Ltd. Finco , Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC
,
6.00% , 9/15/2028
(a)
71,000 70,825
Iris Holdings, Inc.
,
10.00% , 12/15/2028
(a)
47,000 41,501
LABL, Inc.
10.50%, 7/15/2027
(a)
87,000 78,093
5.88%, 11/01/2028
(a)
55,000 45,477
9.50%, 11/01/2028
(a)
40,000 34,879
8.25%, 11/01/2029
(a)
42,000 28,447
8.63%, 10/01/2031
(a)
170,000 138,941
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026
(a)
4,000 3,948
7.88%, 4/15/2027
(a)
397,000 397,771
9.25%, 4/15/2027
(a)
240,000 219,793
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027
(a)
40,000 39,938
7.25%, 5/15/2031
(a)
35,000 34,718
7.38%, 6/01/2032
(a)
35,000 34,222
Sealed Air Corp.
4.00%, 12/01/2027
(a)
23,000 22,208
5.00%, 4/15/2029
(a)
5,000 4,872
Sealed Air Corp. / Sealed Air Corp. US
6.13%, 2/01/2028
(a)
88,000 88,570
7.25%, 2/15/2031
(a)
10,000 10,397
Silgan Holdings, Inc.
,
4.13% , 2/01/2028 33,000 31,690
Trident TPI Holdings, Inc.
,
12.75% , 12/31/2028
(a)
86,000 90,087
TriMas Corp.
,
4.13% , 4/15/2029
(a)
155,000 144,291
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
69,000 68,284
8.50%, 8/15/2027
(a)
81,000 80,107
2,994,606
Pharmaceuticals – 1.8%
AdaptHealth LLC
6.13%, 8/01/2028
(a)
56,000 54,350
4.63%, 8/01/2029
(a)
9,000 8,054

34
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Pharmaceuticals – 1.8% (continued)
AdaptHealth LLC (continued)
5.13%, 3/01/2030
(a)
2,000 1,792
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
110,000 107,248
8.50%, 1/31/2027
(a)
114,000 108,266
Bausch Health Cos., Inc.
7.00%, 1/15/2028
(a)
41,000 32,959
5.00%, 1/30/2028
(a)
80,000 61,276
4.88%, 6/01/2028
(a)
216,000 175,270
11.00%, 9/30/2028
(a)
193,000 181,476
5.00%, 2/15/2029
(a)
72,000 45,545
6.25%, 2/15/2029
(a)
137,000 89,718
7.25%, 5/30/2029
(a)
55,000 36,861
5.25%, 1/30/2030
(a)
158,000 95,080
14.00%, 10/15/2030
(a)
69,000 59,468
5.25%, 2/15/2031
(a)
76,000 41,039
BellRing Brands, Inc.
,
7.00% , 3/15/2030
(a)
74,000 76,744
Cheplapharm Arzneimittel GmbH
,
5.50% , 1/15/2028
(a)
95,000 84,592
CVS Health Corp.
6.75%, 12/10/2054 184,000 183,081
7.00%, 3/10/2055 644,000 651,563
Elanco Animal Health, Inc.
,
6.65% , 8/28/2028 40,000 40,581
Endo Finance Holdings, Inc.
,
8.50% , 4/15/2031
(a)(b)
95,000 98,780
Grifols SA
,
4.75% , 10/15/2028
(a)
43,000 40,034
HLF Financing Sarl LLC / Herbalife International, Inc.
12.25%, 4/15/2029
(a)
328,000 348,320
4.88%, 6/01/2029
(a)
25,000 19,260
Jazz Securities DAC
,
4.38% , 1/15/2029
(a)(b)
45,000 42,728
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
,
14.75% , 11/14/2028
(a)
143,706 150,606
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 4/30/2028
(a)
325,000 306,564
5.13%, 4/30/2031
(a)(b)
200,000 167,783
7.88%, 5/15/2034
(a)(b)
86,000 79,237
Owens & Minor, Inc.
4.50%, 3/31/2029
(a)
24,000 19,468
6.63%, 4/01/2030
(a)(b)
27,000 22,993
3,430,736
Pipelines – 4.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/01/2027
(a)
80,000 79,790
5.75%, 1/15/2028
(a)
93,000 92,401
5.38%, 6/15/2029
(a)
109,000 106,424
6.63%, 2/01/2032
(a)
85,000 85,846
Blue Racer Midstream LLC / Blue Racer Finance Corp.
,
6.63% , 7/15/2026
(a)
5,000 4,975
Buckeye Partners LP
3.95%, 12/01/2026 32,000 31,197
4.13%, 12/01/2027 128,000 122,976
4.50%, 3/01/2028
(a)
70,000 67,570
6.88%, 7/01/2029
(a)
175,000 178,306
6.75%, 2/01/2030
(a)
97,000 98,597
6.75%, 8/15/2033 20,000 20,073
CQP Holdco LP / BIP-V Chinook Holdco LLC
,
5.50% , 6/15/2031
(a)
193,000 185,498
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 6/01/2028
(a)
203,000 200,772
8.63%, 3/15/2029
(a)
245,000 251,743

35
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Pipelines – 4.1% (continued)
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
50,000 46,915
4.38%, 6/15/2031
(a)
184,000 169,754
Energy Transfer LP
8.00%, 5/15/2054 240,000 249,078
7.13%, 10/01/2054
(b)
128,000 126,596
FTAI Infra Escrow Holdings LLC
,
10.50% , 6/01/2027
(a)
94,000 97,186
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/01/2028 115,000 114,563
8.25%, 1/15/2029 85,000 86,458
8.88%, 4/15/2030 42,000 42,870
7.88%, 5/15/2032 120,000 116,968
8.00%, 5/15/2033 106,000 103,115
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 68,000 67,534
6.88%, 1/15/2029 55,000 54,611
8.25%, 1/15/2032
(a)
68,000 69,237
Harvest Midstream I LP
7.50%, 9/01/2028
(a)
212,000 214,969
7.50%, 5/15/2032
(a)
66,000 67,275
Hess Midstream Operations LP
,
5.88% , 3/01/2028
(a)
116,000 116,196
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028
(a)
30,000 31,211
7.38%, 7/15/2032
(a)
2,000 2,047
ITT Holdings LLC
,
6.50% , 8/01/2029
(a)
324,000 296,197
Kinetik Holdings LP
6.63%, 12/15/2028
(a)
75,000 75,557
5.88%, 6/15/2030
(a)
16,000 15,640
Martin Midstream Partners LP / Martin Midstream Finance Corp.
,
11.50% , 2/15/2028
(a)
113,000 117,726
New Fortress Energy, Inc.
,
6.50% , 9/30/2026
(a)
10,000 8,200
NFE Financing LLC
,
12.00% , 11/15/2029
(a)
322,000 221,677
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 2/15/2029
(a)
205,000 192,825
8.38%, 2/15/2032
(a)
236,000 214,994
NuStar Logistics LP
6.00%, 6/01/2026 20,000 20,002
5.63%, 4/28/2027 10,000 9,967
Prairie Acquiror LP
,
9.00% , 8/01/2029
(a)
84,000 84,649
Rockies Express Pipeline LLC
4.95%, 7/15/2029
(a)
20,000 19,169
6.88%, 4/15/2040
(a)
5,000 4,719
South Bow Canadian Infrastructure Holdings Ltd.
,
7.63% , 3/01/2055
(a)
70,000 69,873
Summit Midstream Holdings LLC
,
8.63% , 10/31/2029
(a)
160,000 157,414
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 3/01/2027
(a)
80,000 78,872
5.50%, 1/15/2028
(a)
130,000 126,648
7.38%, 2/15/2029
(a)
155,000 154,455
6.00%, 12/31/2030
(a)
123,000 114,579
6.00%, 9/01/2031
(a)
13,000 11,978
TransMontaigne Partners LLC
,
8.50% , 6/15/2030
(a)
81,000 81,513
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
100,000 91,730
6.25%, 1/15/2030
(a)
120,000 120,265
4.13%, 8/15/2031
(a)
140,000 125,921
3.88%, 11/01/2033
(a)
137,000 115,534

36
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Pipelines – 4.1% (continued)
Venture Global LNG, Inc.
8.13%, 6/01/2028
(a)
548,000 544,519
9.50%, 2/01/2029
(a)
441,000 456,950
7.00%, 1/15/2030
(a)
151,000 142,276
8.38%, 6/01/2031
(a)
497,000 479,098
9.88%, 2/01/2032
(a)
430,000 437,301
7,892,999
Real Estate – 4.1%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.
,
7.00% , 4/15/2030
(a)(b)
39,000 34,589
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(a)(b)
58,000 45,858
5.25%, 4/15/2030
(a)
46,000 33,883
Apollo Commercial Real Estate Finance, Inc.
,
4.63% , 6/15/2029
(a)
59,000 54,462
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027
(a)
87,000 82,629
7.75%, 12/01/2029
(a)
50,000 51,978
Brandywine Operating Partnership LP
3.95%, 11/15/2027 100,000 94,237
8.88%, 4/12/2029 80,000 84,036
4.55%, 10/01/2029 100,000 91,251
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
155,000 153,524
4.50%, 4/01/2027
(a)
132,000 127,913
CoreLogic , Inc.
,
4.50% , 5/01/2028
(a)
130,000 122,924
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028
(a)
225,000 226,076
8.88%, 9/01/2031
(a)
38,000 40,652
Diversified Healthcare Trust
4.75%, 2/15/2028 57,000 51,001
4.38%, 3/01/2031 60,000 46,494
Global NET Lease, Inc. / Global NET Lease Operating Partnership LP
,
3.75% , 12/15/2027
(a)
19,000 17,874
Greystar Real Estate Partners LLC
,
7.75% , 9/01/2030
(a)
55,000 57,837
Hudson Pacific Properties LP
3.95%, 11/01/2027 99,000 85,979
5.95%, 2/15/2028 133,000 111,092
4.65%, 4/01/2029
(b)
105,000 75,193
3.25%, 1/15/2030 90,000 59,596
Hunt Cos., Inc.
,
5.25% , 4/15/2029
(a)
100,000 94,924
Iron Mountain Information Management Services, Inc.
,
5.00% , 7/15/2032
(a)
97,000 90,760
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
151,000 148,856
5.25%, 3/15/2028
(a)
75,000 73,760
5.00%, 7/15/2028
(a)
67,000 65,420
7.00%, 2/15/2029
(a)
206,000 211,754
4.88%, 9/15/2029
(a)
100,000 96,401
5.25%, 7/15/2030
(a)
285,000 276,912
4.50%, 2/15/2031
(a)
265,000 245,572
5.63%, 7/15/2032
(a)
198,000 192,394
6.25%, 1/15/2033
(a)
226,000 225,522
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 50,000 45,024
4.75%, 2/01/2030 41,000 35,976
5.00%, 3/01/2031 66,000 56,549

37
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Real Estate – 4.1% (continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
,
4.25% , 2/01/2027
(a)
203,000 197,915
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027 166,000 147,759
4.63%, 8/01/2029 98,000 74,665
3.50%, 3/15/2031 130,000 86,631
8.50%, 2/15/2032
(a)
180,000 183,312
Office Properties Income Trust
3.25%, 3/15/2027
(a)(b)
68,117 54,566
9.00%, 9/30/2029
(a)
100,000 74,001
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028
(a)
24,000 23,450
4.88%, 5/15/2029
(a)
109,000 102,068
7.00%, 2/01/2030
(a)
70,000 69,988
Pebblebrook Hotel LP / PEB Finance Corp.
,
6.38% , 10/15/2029
(a)
45,000 44,313
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027 63,000 61,821
7.25%, 7/15/2028
(a)
80,000 82,257
4.50%, 2/15/2029
(a)
40,000 38,288
6.50%, 4/01/2032
(a)
213,000 212,441
Rithm Capital Corp.
,
8.00% , 4/01/2029
(a)
175,000 175,057
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)
130,000 127,558
4.00%, 9/15/2029
(a)
75,000 67,737
SBA Communications Corp.
3.88%, 2/15/2027 208,000 203,701
3.13%, 2/01/2029 210,000 194,516
Service Properties Trust
4.75%, 10/01/2026 60,000 58,125
4.95%, 2/15/2027 7,000 6,654
5.50%, 12/15/2027 52,000 49,688
8.38%, 6/15/2029 45,000 43,753
4.95%, 10/01/2029 28,000 21,975
4.38%, 2/15/2030
(b)
23,000 17,160
8.63%, 11/15/2031
(a)
110,000 116,694
8.88%, 6/15/2032 35,000 33,834
Starwood Property Trust, Inc.
3.63%, 7/15/2026
(a)
88,000 85,916
4.38%, 1/15/2027
(a)
30,000 29,406
7.25%, 4/01/2029
(a)
90,000 93,410
6.00%, 4/15/2030
(a)
80,000 79,294
6.50%, 7/01/2030
(a)
22,000 22,187
The Howard Hughes Corp.
5.38%, 8/01/2028
(a)
194,000 187,131
4.13%, 2/01/2029
(a)
210,000 192,449
4.38%, 2/01/2031
(a)
162,000 143,676
The Necessity Retail REIT, Inc./ American Finance Operating Partner LP
,
4.50% , 9/30/2028
(a)
171,000 161,234
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
,
6.00% , 1/15/2030
(a)
90,000 80,318
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 2/15/2028
(a)
288,000 305,857
4.75%, 4/15/2028
(a)
34,000 32,529
6.50%, 2/15/2029
(a)
142,000 129,832
Vornado Realty LP
,
2.15% , 6/01/2026 105,000 101,245
XHR LP
4.88%, 6/01/2029
(a)
90,000 84,913
6.63%, 5/15/2030
(a)
8,000 7,890

38
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Real Estate – 4.1% (continued)
XHR LP (continued)
7,916,116
Retail – 4.7%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 1/15/2028
(a)
165,000 158,631
4.38%, 1/15/2028
(a)
105,000 101,693
6.13%, 6/15/2029
(a)
166,000 168,901
5.63%, 9/15/2029
(a)
60,000 59,875
4.00%, 10/15/2030
(a)
325,000 295,867
Academy Ltd.
,
6.00% , 11/15/2027
(a)
49,000 49,020
Advance Auto Parts, Inc.
,
5.95% , 3/09/2028 5,000 4,959
Arko Corp.
,
5.13% , 11/15/2029
(a)
27,000 21,601
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 31,000 30,048
4.63%, 11/15/2029
(a)
66,000 62,139
4.75%, 3/01/2030 74,000 69,184
At Home Group, Inc.
7.13%, 5/12/2028
(a)(c)
83,810 36,143
4.88%, 7/15/2028
(a)
50,000 13,270
Bath & Body Works, Inc.
5.25%, 2/01/2028 3,000 2,972
6.63%, 10/01/2030
(a)
131,000 133,382
6.95%, 3/01/2033 11,000 10,893
6.88%, 11/01/2035 113,000 113,591
6.75%, 7/01/2036 61,000 60,065
7.60%, 7/15/2037 40,000 39,486
BCPE Ulysses Intermediate, Inc.
,
7.75% , 4/01/2027
(a)(c)
65,000 63,066
Beacon Roofing Supply, Inc.
,
4.13% , 5/15/2029
(a)
45,000 45,409
Bloomin ' Brands, Inc. / OSI Restaurant Partners LLC
,
5.13% , 4/15/2029
(a)(b)
10,000 8,644
BlueLinx Holdings, Inc.
,
6.00% , 11/15/2029
(a)
40,000 38,160
Brinker International, Inc.
,
8.25% , 7/15/2030
(a)
55,000 57,830
Carvana Co.
9.00%, 12/01/2028
(a)(c)
150,870 155,074
9.00%, 6/01/2030
(a)(c)
280,550 297,240
9.00%, 6/01/2031
(a)(c)
215,348 242,756
CEC Entertainment LLC
,
6.75% , 5/01/2026
(a)
96,000 94,312
eG Global Finance PLC
,
12.00% , 11/30/2028
(a)
195,000 214,433
Evergreen AcqCo 1 LP / TVI, Inc.
,
9.75% , 4/26/2028
(a)
76,000 78,572
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
67,000 65,174
5.88%, 4/01/2029
(a)
65,000 56,401
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
86,000 79,769
6.75%, 1/15/2030
(a)
125,000 109,189
FirstCash , Inc.
,
6.88% , 3/01/2032
(a)
75,000 76,734
Foot Locker, Inc.
,
4.00% , 10/01/2029
(a)
97,000 78,560
Foundation Building Materials, Inc.
,
6.00% , 3/01/2029
(a)
41,000 34,498
Global Auto Holdings Ltd. / AAG FH UK Ltd.
8.38%, 1/15/2029
(a)
55,000 48,534
11.50%, 8/15/2029
(a)
180,000 170,480
8.75%, 1/15/2032
(a)
60,000 48,070
GPS Hospitality Holding Co. LLC / GPS Finco , Inc.
,
7.00% , 8/15/2028
(a)
89,000 51,933
Group 1 Automotive, Inc.
4.00%, 8/15/2028
(a)
72,000 68,413
6.38%, 1/15/2030
(a)
121,000 122,480

39
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Retail – 4.7% (continued)
GYP Holdings III Corp.
,
4.63% , 5/01/2029
(a)
45,000 42,335
Ken Garff Automotive LLC
,
4.88% , 9/15/2028
(a)
100,000 96,514
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
,
4.75% , 6/01/2027
(a)
197,000 196,550
Kohl's Corp.
,
4.63% , 5/01/2031 100,000 62,620
LBM Acquisition LLC
,
6.25% , 1/15/2029
(a)
85,000 74,479
LCM Investments Holdings II LLC
,
4.88% , 5/01/2029
(a)
46,000 43,490
Liberty Interactive LLC
8.50%, 7/15/2029 59,000 22,747
8.25%, 2/01/2030 92,000 34,379
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
7,000 6,794
3.88%, 6/01/2029
(a)
78,000 72,422
Macy's Retail Holdings LLC
5.88%, 3/15/2030
(a)
45,000 42,011
6.70%, 7/15/2034
(a)
65,000 54,472
Murphy Oil USA, Inc.
5.63%, 5/01/2027 2,000 1,993
4.75%, 9/15/2029 98,000 94,608
Nordstrom, Inc.
4.00%, 3/15/2027 70,000 66,866
6.95%, 3/15/2028 60,000 60,440
5.00%, 1/15/2044 140,000 98,134
Papa John's International, Inc.
,
3.88% , 9/15/2029
(a)(b)
27,000 25,068
Park River Holdings, Inc.
5.63%, 2/01/2029
(a)
48,000 37,629
6.75%, 8/01/2029
(a)
40,000 31,715
Patrick Industries, Inc.
4.75%, 5/01/2029
(a)
26,000 24,759
6.38%, 11/01/2032
(a)
62,000 60,284
Penske Automotive Group, Inc.
,
3.75% , 6/15/2029 133,000 123,234
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
156,000 148,920
7.75%, 2/15/2029
(a)
189,000 176,268
QVC, Inc.
6.88%, 4/15/2029
(a)
57,000 37,949
5.45%, 8/15/2034 60,000 29,416
5.95%, 3/15/2043 40,000 18,123
Saks Global Enterprises LLC
,
11.00% , 12/15/2029
(a)
336,000 203,507
Sally Holdings LLC / Sally Capital, Inc.
,
6.75% , 3/01/2032
(b)
25,000 25,212
Sonic Automotive, Inc.
,
4.88% , 11/15/2031
(a)(b)
6,000 5,476
Specialty Building Products Holdings LLC / SBP Finance Corp.
,
7.75% , 10/15/2029
(a)
93,000 87,459
Staples, Inc.
10.75%, 9/01/2029
(a)
400,000 347,589
12.75%, 1/15/2030
(a)
140,000 81,108
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.88%, 3/01/2027 110,000 109,298
5.00%, 6/01/2031
(a)
99,000 90,487
Superior Plus LP / Superior General Partner, Inc.
,
4.50% , 3/15/2029
(a)
50,000 46,693
The Gap, Inc.
3.63%, 10/01/2029
(a)
86,000 77,952
3.88%, 10/01/2031
(a)
85,000 73,580
The Michaels Companies, Inc.
5.25%, 5/01/2028
(a)
70,000 36,674
7.88%, 5/01/2029
(a)
132,000 46,157

40
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Retail – 4.7% (continued)
Victoria's Secret & Co.
,
4.63% , 7/15/2029
(a)(b)
28,000 24,373
Victra Holdings LLC / Victra Finance Corp.
,
8.75% , 9/15/2029
(a)
19,000 19,350
Walgreen Co.
,
4.40% , 9/15/2042 60,000 54,313
Walgreens Boots Alliance, Inc.
3.45%, 6/01/2026 280,000 273,491
8.13%, 8/15/2029
(b)
173,000 179,881
3.20%, 4/15/2030 120,000 112,922
4.50%, 11/18/2034 70,000 65,896
4.80%, 11/18/2044 142,000 131,175
4.65%, 6/01/2046 60,000 54,428
4.10%, 4/15/2050
(b)
139,000 121,430
White Capital Buyer LLC
,
6.88% , 10/15/2028
(a)
95,000 92,318
Yum! Brands, Inc.
4.75%, 1/15/2030
(a)
208,000 202,035
3.63%, 3/15/2031 295,000 266,324
4.63%, 1/31/2032 304,000 286,388
5.38%, 4/01/2032 260,000 255,757
6.88%, 11/15/2037 76,000 79,004
8,971,947
Semiconductors – 0.2%
Amkor Technology, Inc.
,
6.63% , 9/15/2027
(a)
75,000 75,022
ams -OSRAM AG
,
12.25% , 3/30/2029
(a)
15,000 15,197
Entegris , Inc.
4.38%, 4/15/2028
(a)
10,000 9,668
3.63%, 5/01/2029
(a)
37,000 34,049
5.95%, 6/15/2030
(a)
132,000 131,413
Synaptics , Inc.
,
4.00% , 6/15/2029
(a)(b)
20,000 18,514
283,863
Software – 2.3%
AthenaHealth Group, Inc.
,
6.50% , 2/15/2030
(a)
355,000 339,493
Camelot Finance SA
,
4.50% , 11/01/2026
(a)
7,000 6,900
Capstone Borrower, Inc.
,
8.00% , 6/15/2030
(a)
75,000 76,642
Castle US Holding Corp.
,
9.50% , 2/15/2028
(a)
48,000 21,213
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
,
8.00% , 6/15/2029
(a)
36,000 31,705
Central Parent, Inc. / CDK Global, Inc.
,
7.25% , 6/15/2029
(a)
87,000 74,778
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
155,000 146,371
4.88%, 7/01/2029
(a)
88,000 80,083
Cloud Software Group, Inc.
6.50%, 3/31/2029
(a)
555,000 555,365
9.00%, 9/30/2029
(a)
620,000 625,141
8.25%, 6/30/2032
(a)
235,000 245,276
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026
(a)
41,000 40,858
6.50%, 10/15/2028
(a)
6,000 5,884
Dye & Durham Ltd.
,
8.63% , 4/15/2029
(a)
93,000 94,628
Elastic NV
,
4.13% , 7/15/2029
(a)
135,000 127,089
Ellucian Holdings, Inc.
,
6.50% , 12/01/2029
(a)
100,000 100,193
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
16,000 15,972
4.00%, 6/15/2028
(a)
34,000 32,654
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 5/01/2028
(a)
42,000 37,866
8.75%, 5/01/2029
(a)
120,000 116,375

41
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Software – 2.3% (continued)
Open Text Corp.
3.88%, 2/15/2028
(a)
130,000 124,201
3.88%, 12/01/2029
(a)
100,000 92,251
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
135,000 124,873
4.13%, 12/01/2031
(a)
40,000 35,758
Playtika Holding Corp.
,
4.25% , 3/15/2029
(a)
70,000 61,891
PTC, Inc.
,
4.00% , 2/15/2028
(a)
33,000 31,916
Rackspace Finance LLC
,
3.50% , 5/15/2028
(a)
62,000 23,326
RingCentral, Inc.
,
8.50% , 8/15/2030
(a)
110,000 115,773
Rocket Software, Inc.
9.00%, 11/28/2028
(a)
112,000 115,485
6.50%, 2/15/2029
(a)
150,000 142,669
SS&C Technologies, Inc.
5.50%, 9/30/2027
(a)
313,000 311,700
6.50%, 6/01/2032
(a)
40,000 40,609
The Dun & Bradstreet Corp.
,
5.00% , 12/15/2029
(a)
2,000 1,997
Twilio , Inc.
3.63%, 3/15/2029 4,000 3,745
3.88%, 3/15/2031 59,000 53,554
UKG, Inc.
,
6.88% , 2/01/2031
(a)
240,000 247,093
West Technology Group LLC
,
8.50% , 4/10/2027
(a)
70,000 45,863
ZoomInfo Technologies LLC / ZoomInfo Finance Corp.
,
3.88% , 2/01/2029
(a)
102,000 93,720
4,440,910
Telecommunications – 5.3%
Altice Financing SA
9.63%, 7/15/2027
(a)
70,000 60,376
5.00%, 1/15/2028
(a)
206,000 158,011
5.75%, 8/15/2029
(a)
360,000 264,715
Bell Telephone Co. of Canada or Bell Canada
6.88%, 9/15/2055 170,000 170,358
7.00%, 9/15/2055 200,000 199,158
British Telecommunications PLC
,
4.25% , 11/23/2081
(a)
89,000 86,204
CommScope LLC
8.25%, 3/01/2027
(a)
110,000 100,069
7.13%, 7/01/2028
(a)
108,000 91,396
4.75%, 9/01/2029
(a)
106,000 93,758
9.50%, 12/15/2031
(a)(b)
93,000 95,122
CommScope Technologies LLC
,
5.00% , 3/15/2027
(a)
128,000 111,188
Connect Finco Sarl / Connect US Finco LLC
,
9.00% , 9/15/2029
(a)
208,000 194,513
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
50,000 47,452
6.50%, 10/01/2028
(a)
120,000 117,902
EchoStar Corp.
10.75%, 11/30/2029 885,000 935,617
6.75%, 11/30/2030
(c)
317,000 294,871
Embarq LLC
,
8.00% , 6/01/2036 220,000 99,049
Fibercop SpA
6.00%, 9/30/2034
(a)
10,000 9,300
7.20%, 7/18/2036
(a)
53,000 51,754
7.72%, 6/04/2038
(a)
60,000 59,741
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
141,000 140,866
5.00%, 5/01/2028
(a)
200,000 198,052
6.75%, 5/01/2029
(a)
190,000 190,895

42
Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Telecommunications – 5.3% (continued)
Frontier Communications Holdings LLC (continued)
5.88%, 11/01/2029 144,000 144,099
6.00%, 1/15/2030
(a)
194,000 194,950
8.75%, 5/15/2030
(a)
178,000 186,300
8.63%, 3/15/2031
(a)
90,000 95,460
Frontier North, Inc.
,
Series G , 6.73% , 2/15/2028 41,000 41,644
GoTo Group, Inc.
5.50%, 5/01/2028
(a)
69,000 59,580
5.50%, 5/01/2028
(a)
100,000 35,556
Hughes Satellite Systems Corp.
5.25%, 8/01/2026
(b)
95,000 88,518
6.63%, 8/01/2026 95,000 77,162
Iliad Holding SASU
7.00%, 10/15/2028
(a)
255,000 258,053
8.50%, 4/15/2031
(a)
200,000 210,954
7.00%, 4/15/2032
(a)
140,000 141,808
Intelsat Jackson Holdings SA
,
6.50% , 3/15/2030
(a)
285,000 281,174
Level 3 Financing, Inc.
3.63%, 1/15/2029
(a)
64,000 49,796
10.50%, 4/15/2029
(a)
100,000 110,891
4.88%, 6/15/2029
(a)
120,000 104,946
3.75%, 7/15/2029
(a)
79,000 60,081
11.00%, 11/15/2029
(a)
250,000 279,671
4.50%, 4/01/2030
(a)
130,000 108,252
10.50%, 5/15/2030
(a)
57,000 61,758
3.88%, 10/15/2030
(a)
40,000 31,589
10.75%, 12/15/2030
(a)
100,000 110,948
4.00%, 4/15/2031
(a)
60,000 46,778
10.00%, 10/15/2032
(a)
48,660 48,674
Lumen Technologies, Inc.
4.50%, 1/15/2029
(a)
39,000 31,668
4.13%, 4/15/2029
(a)
79,659 75,462
5.38%, 6/15/2029
(a)
6,000 4,784
4.13%, 4/15/2030
(a)
9,333 8,736
10.00%, 10/15/2032
(a)
43,550 43,453
Series P, 7.60%, 9/15/2039 21,000 15,414
Series U, 7.65%, 3/15/2042 10,000 7,266
Rogers Communications, Inc.
7.00%, 4/15/2055 264,000 265,159
7.13%, 4/15/2055 238,000 236,916
5.25%, 3/15/2082
(a)
280,000 272,851
Sunrise Holdco IV BV
,
5.50% , 1/15/2028
(a)
90,000 88,318
Telecom Italia Capital SA
6.38%, 11/15/2033 15,000 15,004
6.00%, 9/30/2034 20,000 19,322
7.20%, 7/18/2036 75,000 76,853
7.72%, 6/04/2038 70,000 72,999
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
70,000 39,644
4.88%, 6/01/2027
(a)
40,000 21,738
6.50%, 10/15/2027
(a)
45,000 18,498
ViaSat , Inc.
5.63%, 4/15/2027
(a)
15,000 14,677
6.50%, 7/15/2028
(a)(b)
25,000 21,947
7.50%, 5/30/2031
(a)
74,000 56,422

43
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 97.3% (continued)
Telecommunications – 5.3% (continued)
Viavi Solutions, Inc.
,
3.75% , 10/01/2029
(a)
95,000 87,046
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
212,000 184,891
4.75%, 7/15/2031
(a)
275,000 241,630
7.75%, 4/15/2032
(a)
220,000 221,880
Vodafone Group PLC
7.00%, 4/04/2079 457,000 469,940
3.25%, 6/04/2081 40,000 38,469
5.13%, 6/04/2081 100,000 74,404
Windstream Services LLC / Windstream Escrow Finance Corp.
,
8.25% , 10/01/2031
(a)
385,000 394,757
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
85,000 78,193
6.13%, 3/01/2028
(a)(b)
145,000 118,947
Zegona Finance PLC
,
8.63% , 7/15/2029
(a)
180,000 191,792
10,108,089
Transportation – 0.5%
Brightline East LLC
,
11.00% , 1/31/2030
(a)
39,492 32,348
Carriage Purchaser, Inc.
,
7.88% , 10/15/2029
(a)
49,000 40,344
Danaos Corp.
,
8.50% , 3/01/2028
(a)
155,000 157,092
First Student Bidco , Inc. / First Transit Parent, Inc.
,
4.00% , 7/31/2029
(a)
4,000 3,707
Genesee & Wyoming, Inc.
,
6.25% , 4/15/2032
(a)
55,000 55,705
Rand Parent LLC
,
8.50% , 2/15/2030
(a)
143,000 133,039
Seaspan Corp.
,
5.50% , 8/01/2029
(a)
187,000 171,426
Star Leasing Co. LLC
,
7.63% , 2/15/2030
(a)
147,000 131,820
Stonepeak Nile Parent LLC
,
7.25% , 3/15/2032
(a)
75,000 76,152
XPO, Inc.
7.13%, 6/01/2031
(a)
50,000 51,202
7.13%, 2/01/2032
(a)
75,000 76,749
929,584
Trucking & Leasing – 0.4%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/01/2028
(a)
289,000 283,678
7.88%, 12/01/2030
(a)
80,000 83,493
7.00%, 5/01/2031
(a)
125,000 126,851
7.00%, 6/15/2032
(a)
130,000 131,671
5.88%, 4/15/2033
(a)
30,000 28,738
NAC Aviation 29 DAC
,
4.75% , 6/30/2026 61,876 61,724
716,155
Total Corporate Bonds and Notes (cost $189,833,222) 186,062,411
Shares
Investment Companies – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(f)(g)
(cost $1,691,960) 1,691,960 1,691,960
Investment of Cash Collateral for Securities Loaned – 2.1%
Registered Investment Companies – 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(f)(g)
(cost $3,975,491) 3,975,491 3,975,491
Total Investments (cost $195,500,673) 100.3% 191,729,862
Liabilities, Less Cash and Receivables (0.3)% (542,457)
Net Assets 100.0% 191,187,405
REIT—Real Estate Investment Trust

44
Statement of Investments
(continued)
See Notes to Financial Statements
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities were valued at $155,360,270 or 81.26% of net assets.
(b)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $5,432,441 and the value of the collateral was $5,707,194, consisting of cash collateral of $3,975,491 and U.S. Government & Agency securities valued at $1,731,703. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2025 was $31,826, which represented 0.02% of the Fund’s Net Assets.
(e)
Perpetual bond with no specified maturity date.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of April 30, 2025.
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
10/31/24 Purchases ($)
1
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 0.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 2,002,458 26,146,026 (26,456,524) 1,691,960 40,094
Investment of Cash Collateral for Securities Loaned – 2.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 6,846,960 21,914,589 (24,786,058) 3,975,491 45,627
2
Total – 3.0% 8,849,418 48,060,615 (51,242,582) 5,667,451 85,721
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
U.S. Treasury 10 Year Notes 23 6/18/2025 2,523,088 2,581,031 57,943
U.S. Treasury 10 Year Ultra Notes 15 6/18/2025 1,700,781 1,721,016 20,235
U.S. Treasury Long Bonds 5 6/18/2025 576,362 583,125 6,763
Futures Short
U.S. Treasury 5 Year Notes 10 6/30/2025 1,092,721 1,091,953 768
Gross Unrealized Appreciation 85,709
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
Markit CDX North America High Yield Index, Series 43 6/20/2030 5,000,000 210,105 292,819 (82,714)
Gross Unrealized Depreciation (82,714)
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount
equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

45
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at
$5,432,441)—Note 2(c):
–
Unaffiliated issuers 189,833,222 186,062,411
Affiliated issuers 5,667,451 5,667,451
Cash 162,719
Cash collateral held by broker—Note 4 456,002
Interest receivable 3,302,862
Receivable for investment securities sold 313,178
Receivable for futures variation margin—Note 4 135,943
Affiliated income receivable net of rebates from securities lending 4,902
Dividends receivable 4,762
196,110,230
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 41,782
Liability for securities on loan—Note 2(c) 3,975,491
Payable for investment securities purchased 896,766
Payable for swaps variation margin—Note 4 8,786
4,922,825
Net Assets ($) 191,187,405
Composition of Net Assets ($):
Paid-in capital 198,660,623
Total distributable earnings (loss) (7,473,218)
Net Assets ($) 191,187,405
Shares outstanding no par value (unlimited shares authorized): 4,050,000
Net asset value per share 47.21
Market price per share 47.14

46
STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 40,094
Interest 12,241,445
Affiliated income net of rebates from securities lending—Note 2(b) 45,627
Total Income 12,327,166
Expenses:
Management fee—Note 3(a) 359,854
Total Expenses 359,854
Net Investment
Income
11,967,312
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments 28,558
Net realized gain (loss) on in-kind redemptions (2,735,475)
Net realized gain (loss) on futures (134,984)
Net realized gain (loss) on swap agreements (64,111)
Net realized gain (loss) (2,906,012)
Net change in unrealized appreciation (depreciation ) on investments (7,048,960)
Net change in unrealized appreciation (depreciation) on futures 218,723
Net change in unrealized appreciation (depreciation) on swap agreements (67,751)
Net change in unrealized appreciation (depreciation) (6,897,988)
Net Realized and Unrealized Gain (Loss) on Investments (9,804,000)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,163,312

47
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations ($):
Net investment
income
11,967,312 19,739,761
Net realized gain (loss) on investments (2,906,012) 38,280
Net change in unrealized appreciation (depreciation) on investments (6,897,988) 7,897,024
Net Increase (Decrease) in Net Assets Resulting from Operations 2,163,312 27,675,065
Distributions ($):
Distributions to shareholders (12,483,490) (18,171,955)
Beneficial Interest Transactions ($):
Proceeds from shares sold 24,038,931 297,543,069
Cost of shares redeemed (164,621,083) (18,468,386)
Transaction fees—Note 5 — 174
Increase (Decrease) in Net Assets from Beneficial Interest Transactions (140,582,152) 279,074,857
Total Increase (Decrease) in Net Assets (150,902,330) 288,577,967
Net Assets ($):
Beginning of Period 342,089,735 53,511,768
End of Period 191,187,405 342,089,735
Changes in Shares Outstanding:
Shares sold 500,00 0 6,300,000
Shares redeemed (3,550,000) (400,000)
Net Increase (Decrease) in Shares Outstanding (3,050,000) 5,900,000

48
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended October 31, For the Period
from
April 24, 2020
(a)
to October 31,
2020 2024 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of
period 48.18 44.59 45.83 56.23 54.06 50.00
Investment Operations:
Net investment income
(b)
1.74 3.56 3.53 2.76 2.80 1.70
Net realized and unrealized gain
(loss) on investments (1.00) 3.46 (0.67) (9.25) 2.66 3.74
Total from Investment Operations 0.74 7.02 2.86 (6.49) 5.46 5.44
Distributions: – – – – – –
Dividends from net investment
income (1.71) (3.43) (4.10) (2.93) (2.87) (1.38)
Dividends from net realized gain
on investments — — — (0.98) (0.42) —
Total Distributions (1.71) (3.43) (4.10) (3.91) (3.29) (1.38)
Transaction fees
(b)
— 0.00
(c)
— — — —
Net asset value, end of period 47.21 48.18 44.59 45.83 56.23 54.06
Market price, end of period 47.14 48.15 44.61 45.76 56.24 54.08
Net Asset Value Total Return
(%)
(d)
1.54 16.19 6.30 (12.09) 10.27 10.94
Market Price Total Return (%)
(d)
1.45 16.07 6.53 (12.26) 10.25 10.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average
net assets 0.22
(e),(f)
0.22
(f)
0.22
(f)
0.22
(f)
0.22
(f)
0.22
(e)
Ratio of net investment income to
average net assets 7.32
(e),(f)
7.53
(f)
7.60
(f)
5.51
(f)
4.98
(f)
6.06
(e)
Portfolio Turnover Rate
(g)
33.90 96.25 39.89 35.81 61.03 39.43
Net Assets, end of period ($ x
1,000) 191,187 342,090 53,512 50,416 47,793 54,062
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

49
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon High Yield ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of twelve series, including the fund. The investment objective of the fund is to seek total return consisting of capital appreciation and income. BNY Mellon ETF Investment Adviser, LLC
(the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the
Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual
Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.

50
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:
yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the
Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2025 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 186,062,411 — 186,062,411
Investment Companies 1,691,960 — — 1,691,960
Investment of Cash Collateral for Securities Loaned 3,975,491 — — 3,975,491
5,667,451 186,062,411 — 191,729,862
Other Financial Instruments:
Futures
††
85,709 — — 85,709
85,709 — — 85,709
Liabilities ($)
Other Financial Instruments:
Centrally Cleared Credit Default Swaps
††
— (82,714) — (82,714)
— (82,714) — (82,714)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

51
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and
Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned
$6,185 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the
Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and
Liabilities. As of April 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
High Yield Securities Risk:
High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to unfavorable news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.
Fixed-Income Market Risk:
The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).
Interest Rate Risk:
Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates.
Typically, a rise in rate swill adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy,
Assets ($) Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of
Assets and Liabilities 5,432,441 —
Collateral (received)/posted not offset in the Statement of Assets and Liabilities (5,432,441)
†
—
Net Amount — —
†
The value of the related collateral received by the fund normally exceeded the value of the securities loaded by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding the collateral received for open securities lending.

52
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
rising inflation and changes in general economic conditions. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal
Reserve System in the U.S., the fund maybe subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities maybe at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
Duration is an indication of an investment's “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.
Derivatives Risk:
A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Authorized Participants, Market Makers and Liquidity Providers Risk:
The fund has a limited number of financial institutions
that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: ( i ) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders:
Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period.
 Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the fund is treated as a separate entity.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $1,996,161 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. These long-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income
$18,171,955. The tax character of current year distributions will be determined at the end of the current fiscal year.

53
(g) Operating Segment Reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.
The accounting policies of the fund are consistent with those described in these Notes to the Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s adviser, comprising of Senior management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the statement of assets and liabilities, investments held on the statement of
Investments, results of operations and significant segment expenses on the statement of operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the financial highlights.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.22% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30,
2025, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.11% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $41,782.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and in-kind transactions, if any, during the period ended April 30, 2025, amounted to $108,337,594 and $111,373,875, respectively.

54
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”)
with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a
Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivative transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-
risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.
The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statements of Operations.
When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statements
of Operations.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2025, are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter
(“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation
(depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the
Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change.
The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the
Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying

55
securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2025 are set forth in the Statement of Investments for the fund.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2025 is shown below:
Statement of Assets and Liabilities location:
The effect of derivative instruments in the Statements of Operations during the period ended April 30, 2025 is shown below:
Statement of Operations location:
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
The following table summarizes the monthly average notional value of derivatives outstanding during the period ended April 30, 2025:
Derivative
Assets ($)
Derivative
Liabilities ($)
Interest rate risk 85,709
(a)
Interest rate risk –
Credit risk – Credit risk (82,714)
(b)
Gross fair value of derivative
contracts 85,709 (82,714)
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Only unpaid variation margin on cleared swap agreements is reported in the Statements of Assets and Liabilities.
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying Risk Futures
(a)
Swap Agreements
(b)
Total
Interest rate (134,984) — (134,984)
Credit — (64,111) (64,111)
Total (134,984) (64,111) (199,095)
Net change in unrealized appreciation (depreciation)
on derivatives recognized in income ($)
Underlying Risk Futures
(c)
Swap Agreements
(d)
Total
Interest rate 218,723 — 218,723
Credit — (67,751) (67,751)
Total 218,723 (67,751) 150,972
(a)
Net realized gain (loss) on futures.
(b)
Net realized gain (loss) on swap agreements.
(c)
Net change in unrealized appreciation (depreciation) on futures.
(d)
Net change in unrealized appreciation (depreciation) on swap agreements.
Average Market Value ($)
Futures:
Interest Rate Futures Long 7,682,319
Interest Rate Futures Short 1,792,527
Average Notional Value ($)
Swap Agreements:
Credit risk swap agreements bought 314,286

56
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
At April 30, 2025, accumulated net unrealized depreciation on investments was $3,767,816, consisting of gross appreciation of $1,507,706 and gross depreciation of $5,275,522.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
period ended April 30, 2025
, the fund
had in-kind
transactions associated with creations of $23,508,278 and redemptions of $160,880,154
.
Credit risk swap agreements sold 8,042,857

57
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

58
Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

59
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

60
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
4848NCSRSA0425

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025
BNY Mellon Concentrated International ETF: BKCI
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).
Item 7. Financial Statements and Financial Highlights for Open-end Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Open-End Management Investment Companies 14
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 15
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 16
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contract 17
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
BNY Mellon Concentrated International ETF
Statement of Investments
April 30, 2025 (Unaudited)
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description Shares Value ($)
Common Stocks – 96.9%
Australia – 2.6%
CSL Ltd. 26,465 4,257,191
Canada – 7.6%
Alimentation Couche-Tard, Inc. 139,273 7,269,755
Canadian National Railway Co. 52,887 5,121,822
12,391,577
Denmark – 6.5%
Coloplast A/S, Class B 53,677 6,044,670
Novo Nordisk A/S, Class B 68,646 4,532,991
10,577,661
Finland – 3.2%
Kone OYJ, Class B 85,420 5,273,855
France – 14.7%
Air Liquide SA 34,636 7,084,699
L'Oréal SA 13,990 6,133,393
LVMH Moet Hennessy Louis Vuitton SE 9,109 5,034,700
TotalEnergies SE 100,292 5,812,580
24,065,372
Germany – 11.3%
adidas AG 20,100 4,592,764
Merck KGaA 35,625 4,919,610
SAP SE 30,743 8,891,380
18,403,754
Hong Kong – 3.9%
AIA Group Ltd. 858,514 6,431,438
Ireland – 3.9%
Experian PLC 129,886 6,430,600
Japan – 11.8%
Daikin Industries Ltd. 26,800 3,054,315
Hoya Corp. 40,200 4,717,835
Keyence Corp. 12,800 5,357,057
Shin-Etsu Chemical Co. Ltd. 132,800 4,021,710
SMC Corp. 6,700 2,177,570
19,328,487
Netherlands – 7.0%
ASML Holding NV 8,796 5,804,346
Universal Music Group NV 191,434 5,605,982
11,410,328
Singapore – 3.3%
CapitaLand Ascendas REIT 2,680,000 5,458,081
Spain – 5.7%
Amadeus IT Group SA 119,245 9,345,291
Switzerland – 6.1%
Roche Holding AG 14,941 4,875,037
SGS SA 52,860 5,169,757
10,044,794
Taiwan – 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 40,996 6,833,623

4
Statement of Investments
(continued)
See Notes to Financial Statements
Description Shares Value ($)
Common Stocks – 96.9% (continued)
United Kingdom – 5.1%
Compass Group PLC 247,267 8,297,595
Total Common Stocks (cost $163,319,931) 158,549,647
Investment Companies – 2.8%
Registered Investment Companies – 2.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(a)(b)
(cost $4,610,916) 4,610,916 4,610,916
Total Investments (cost $167,930,847) 99.7% 163,160,563
Cash and Receivables (Net) 0.3% 549,757
Net Assets 100.0% 163,710,320
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(b)
The rate shown is the 1-day yield as of April 30, 2025.
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
10/31/24 Purchases ($)
1
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 2.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 4,040,537 10,202,230 (9,631,851) 4,610,916 50,611
Total – 2.8% 4,040,537 10,202,230 (9,631,851) 4,610,916 50,611
1
Includes reinvested dividends/distributions.

5
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 163,319,931 158,549,647
Affiliated issuers 4,610,916 4,610,916
Cash denominated in foreign currency 123,784 123,499
Tax reclaim receivable—Note 2(b) 368,068
Dividends receivable 141,445
Receivable for investment securities sold 58,405
163,851,980
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 83,615
Payable for in vestment securities purchased 58,045
141,660
Net Assets ($) 163,710,320
Composition of Net Assets ($):
Paid-in capital 168,154,117
Total distributable earnings (loss) (4,443,797)
Net Assets ($) 163,710,320
Shares outstanding no par value (unlimited shares authorized): 3,350,001
Net asset value per share 48.87
Market price per share 48.92

6
STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $191,784 foreign taxes withheld at source):
Unaffiliated issuers 1,586,842
Affiliated issuers 50,611
Total Income 1,637,453
Expenses:
Management fee—Note 3(a) 572,497
Total Expenses 572,497
Less—reduction in fees due pursuant to undertaking—Note 3(a) (76,332)
Net Expenses 496,165
Net Investment
Income
1,141,288
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (1,094,914)
Net realized gain (loss) on in-kind redemptions 1,110,953
Net realized gain (loss) 16,039
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (5,507,556)
Net Realized and Unrealized Gain (Loss) on Investments (5,491,517)
Net Increase (Decrease) in Net Assets Resulting from Operations (4,350,229)

7
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations ($):
Net investment
income
1,141,288 1,119,793
Net realized gain (loss) on investments 16,039 6,540,678
Net change in unrealized appreciation (depreciation) on investments (5,507,556) 2,336,390
Net Increase (Decrease) in Net Assets Resulting from Operations (4,350,229) 9,996,861
Distributions ($):
Distributions to shareholders (1,162,130) (826,298)
Beneficial Interest Transactions ($):
Proceeds from shares sold 22,002,917 118,958,611
Cost of shares redeemed (7,388,057) (42,337,709)
Transaction fees—Note 5 1,619 981
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 14,616,479 76,621,883
Total Increase (Decrease) in Net Assets 9,104,120 85,792,446
Net Assets ($):
Beginning of Period 154,606,200 68,813,754
End of Period 163,710,320 154,606,200
Changes in Shares Outstanding:
Shares sold 450,000 2,300,000
Shares redeemed (150,000) (850,000)
Net Increase (Decrease) in Shares Outstanding 300,000 1,450,000

8
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended October 31,
For the Period from
December 8, 2021
(a)
to October 31, 2022 2024 2023
Per Share Data ($):
Net asset value, beginning of period 50.69 43.01 37.52 50.00
Investment Operations:
Net investment income
(b)
0.36 0.57 0.56 0.30
Net realized and unrealized gain (loss) on investments (1.81) 7.47 5.12 (12.78)
Total from Investment Operations (1.45) 8.04 5.68 (12.48)
Distributions: – – – –
Dividends from net investment income (0.37) (0.36) (0.19) —
Transaction fees
(b)
0.00
(c)
0.00
(c)
— 0.00
(c)
Net asset value, end of period 48.87 50.69 43.01 37.52
Market price, end of period 48.92 50.65 43.32 37.12
Net Asset Value Total Return (%)
(d)
(2.85) 18.73 15.14 (24.96)
(e)
Market Price Total Return (%)
(d)
(2.67) 17.78 17.23 (25.76)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets
(f)
0.75
(g)
0.79 0.80 0.80
(g)
Ratio of net expenses to average net assets
(f)
0.65
(g),(h)
0.76
(h)
0.80 0.80
(g)
Ratio of net investment income to average net assets 1.50
(g),(h)
1.14
(h)
1.23 0.82
(g)
Portfolio Turnover Rate
(i)
9.04 7.83 2.37 –
Net Assets, end of period ($ x 1,000) 163,710 154,606 68,814 56,281
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE
Arca, Inc.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Annualized.
(h)
Amount inclusive of reduction in expenses pursuant to undertaking.
(i)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

9
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon Concentrated International ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-
ended management investment company. The Trust operates as a series company currently consisting of twelve series, including the fund.
The investment objective of the fund is to seek long-term total return. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a
wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott
& Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc..
The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund
Shares may only be purchased and sold on the NYSE Arca, Inc.., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at
NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

10
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2025 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions:
The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 158,549,647 — — 158,549,647
Investment Companies 4,610,916 — — 4,610,916
163,160,563 — — 163,160,563
†
See Statement of Investments for additional detailed categorizations, if any.

11
(e) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk:
Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended
(the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $753,390 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. These long-term capital losses can be carried forward for an unlimited period.

12
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income
$826,298. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating Segment Reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.
The accounting policies of the fund are consistent with those described in these Notes to the Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s adviser, comprising of Senior management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the statement of assets and liabilities, investments held on the statement of
Investments, results of operations and significant segment expenses on the statement of operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the financial highlights.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.75% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30,
2025, there was no reduction in expenses pursuant to the undertaking.
In addition, the Adviser has contractually agreed, from November 1, 2024 through March 1, 2026, to assume the direct expenses of the fund so that the fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund’s 12b-1 plan (if any), taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) do not exceed 0.65% of the fund’s average daily net assets. Prior to March 1, 2026, this expense limitation agreement may only be terminated by the fund’s Board. On or after March 1, 2026, the Adviser terminate this expense limitation agreement at any time. The reduction in expenses pursuant to the undertaking amounted to $76,332 during the period ended
April 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.375% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

13
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $83,615.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended April 30, 2025, amounted to $13,821,120 and $13,852,991, respectively.
At April 30, 2025, accumulated net unrealized depreciation on investments was $4,770,284, consisting of gross appreciation of $10,105,774 and gross depreciation of $14,876,058.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
period ended April 30, 2025
, the fund
had in-kind
transactions associated with creations of $21,136,740 and redemptions of $7,339,289
.

14
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

15
Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

16
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

17
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-4864NCSRSA0425

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025
BNY Mellon Global Infrastructure Income ETF: BKGI
Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).
Item 7. Financial Statements and Financial Highlights for Open-end Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Open-End Management Investment Companies 14
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 15
Item 10. Remuneration Paid to Directors, Officers, and Others of
Open-End Investment Companies 16
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contract 17
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
BNY Mellon Global Infrastructure Income ETF
Statement of Investments
April 30, 2025 (Unaudited)
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description Shares Value ($)
Common Stocks – 99.3%
Belgium – 1.1%
Proximus SADP 168,190 1,289,915
Canada – 3.7%
Enbridge, Inc. 88,886 4,156,739
China – 1.9%
Jiangsu Expressway Co. Ltd., Class H 1,759,072 2,188,747
Finland – 6.7%
Fortum OYJ 452,089 7,551,632
France – 21.3%
Bouygues SA 111,322 4,880,497
Engie SA 251,622 5,183,631
Orange SA 412,200 5,970,089
Veolia Environnement SA 101,475 3,699,280
Vinci SA 31,700 4,402,728
24,136,225
Germany – 3.2%
Deutsche Post AG 20,936 889,637
E.ON SE 156,744 2,737,200
3,626,837
Italy – 12.5%
ENEL SpA 1,153,860 9,991,850
Italgas SpA 506,788 4,156,588
14,148,438
Norway – 0.8%
SFL Corp. Ltd. 111,934 920,098
Spain – 1.4%
Enagas SA 98,994 1,544,240
United Kingdom – 8.0%
Drax Group PLC 433,548 3,564,944
Pennon Group PLC 811,751 5,419,895
8,984,839
United States – 38.7%
Antero Midstream Corp. 241,527 3,997,272
Clearway Energy, Inc., Class C 114,911 3,371,489
Constellation Energy Corp. 12,537 2,801,267
Dominion Energy, Inc. 139,669 7,595,200
Edison International 38,749 2,073,459
Eversource Energy 56,468 3,358,717
Exelon Corp. 56,616 2,655,290
Hess Midstream LP, Class A 194,408 7,226,145
OMEGA Healthcare Investors, Inc.
(a)
94,738 3,699,519
ONEOK, Inc. 52,837 4,341,088
Vistra Corp. 20,538 2,662,341
43,781,787
Total Common Stocks (cost $102,588,456) 112,329,497

4
Statement of Investments
(continued)
See Notes to Financial Statements
Description Shares Value ($)
Investment Companies – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(b)(c)
(cost $458,379) 458,379 458,379
Total Investments (cost $103,046,835) 99.7% 112,787,876
Cash and Receivables (Net) 0.3% 337,727
Net Assets 100.0% 113,125,603
(a)
Investment in a real estate investment trust within the United States.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of April 30, 2025.
Holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:
Description
Value ($)
10/31/24 Purchases ($)
1
Sales ($)
Value ($)
4/30/25
Dividends/
Distributions ($)
Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 1,042,870 9,174,148 (9,758,639) 458,379 18,108
Total – 0.4% 1,042,870 9,174,148 (9,758,639) 458,379 18,108
1
Includes reinvested dividends/distributions.

5
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 102,588,456 112,329,497
Affiliated issuers 458,379 458,379
Cash denominated in foreign currency 459,432 458,545
Receivable for investment securities sold 535,909
Tax reclaim receivable—Note 2(b) 211,491
Receivable for shares of Beneficial Interest subscribed 120,344
Dividends receivable 119,303
114,233,468
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 39,274
Payable for investment securities purchased 1,068,591
1,107,865
Net Assets ($) 113,125,603
Composition of Net Assets ($):
Paid-in capital 100,433,423
Total distributable earnings (loss) 12,692,180
Net Assets ($) 113,125,603
Shares outstanding no par value (unlimited shares authorized): 3,150,001
Net asset value per share 35.91
Market price per share 36.14

6
STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $190,815 foreign taxes withheld at source):
Unaffiliated issuers 1,581,345
Affiliated issuers 18,108
Total Income 1,599,453
Expenses:
Management fee—Note 3(a) 157,460
Total Expenses 157,460
Less—reduction in fees due pursuant to undertaking—Note 3(a) (12,549)
Net Expenses 144,911
Net Investment
Income
1,454,542
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions 1,458,986
Net realized gain (loss) on in-kind redemptions 631,368
Net realized gain (loss) 2,090,354
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 6,188,613
Net Realized and Unrealized Gain (Loss) on Investments 8,278,967
Net Increase (Decrease) in Net Assets Resulting from Operations 9,733,509

7
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Six Months Ended
April 30, 2025
(Unaudited)
Year Ended
October 31, 2024
Operations ($):
Net investment
income
1,454,542 1,124,920
Net realized gain (loss) on investments 2,090,354 463,663
Net change in unrealized appreciation (depreciation) on investments 6,188,613 3,493,666
Net Increase (Decrease) in Net Assets Resulting from Operations 9,733,509 5,082,249
Distributions ($):
Distributions to shareholders (602,433) (973,778)
Beneficial Interest Transactions ($):
Proceeds from shares sold 69,426,587 22,460,731
Cost of shares redeemed (3,186,406) (2,959,352)
Transaction fees—Note 5 3,808 3,901
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 66,243,989 19,505,280
Total Increase (Decrease) in Net Assets 75,375,065 23,613,750
Net Assets ($):
Beginning of Period 37,750,538 14,136,787
End of Period 113,125,603 37,750,538
Changes in Shares Outstanding:
Shares sold 2,050,000 750,000
Shares redeemed (100,000) (100,000)
Net Increase (Decrease) in Shares Outstanding 1,950,000 650,000

8
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31, 2024
For the Period from
November 3,
2022
(a)
to October
31, 2023
Per Share Data ($):
Net asset value, beginning of period 31.46 25.70 25.00
Investment Operations:
Net investment income
(b)
0.97 1.39 1.22
Net realized and unrealized gain (loss) on investments 3.96 5.58 0.65
(c)
Total from Investment Operations 4.93 6.97 1.87
Distributions: – – –
Dividends from net investment income (0.48) (1.21) (1.13)
Return of capital — — (0.04)
Total Distributions (0.48) (1.21) (1.17)
Transaction fees
(b)
0.00
(d)
0.00
(d)
0.00
(d)
Net asset value, end of period 35.91 31.46 25.70
Market price, end of period 36.14 31.56 25.76
Net Asset Value Total Return (%)
(e)
15.94 27.52 7.33
(f)
Market Price Total Return (%)
(e)
16.30 27.61 7.56
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets
(g)
0.65
(h)
0.65 0.65
(h)
Ratio of net expenses to average net assets
(g)
0.60
(h),(i)
0.65 0.65
(h)
Ratio of net investment income to average net assets 6.00
(h),(i)
4.74 4.46
(h)
Portfolio Turnover Rate
(j)
28.03 58.69 53.98
Net Assets, end of period ($ x 1,000) 113,126 37,751 14,137
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on Cboe BZX
Exchange, Inc.
(g)
Amounts do not include the expenses of the underlying fund.
(h)
Annualized.
(i)
Amount inclusive of reduction in expenses pursuant to undertaking.
(j)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

9
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
NOTE 1—Organization:
BNY Mellon Global Infrastructure Income ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-
ended management investment company. The Trust operates as a series company currently consisting of twelve series, including the fund. The investment objective of the fund is to seek long-term total return (consisting of capital growth and income). BNY Mellon
ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”),
serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), an indirect wholly-
owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London,
EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation
(the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on Cboe BZX Exchange,
Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund
Shares may only be purchased and sold on the Cboe BZX Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2025 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions:
The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 112,329,497 — — 112,329,497
Investment Companies 458,379 — — 458,379
112,787,876 — — 112,787,876
†
See Statement of Investments for additional detailed categorizations, if any.

11
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk:
Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Infrastructure company risk: Because the fund invests significantly in companies that are engaged in the infrastructure business, the fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption and/or legal challenges due to environmental, operational or other mishaps;
the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets.  There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns.  At times, the performance of securities of companies in the infrastructure group of industries may lag the performance of other industries or the broader market as a whole. A downturn in the infrastructure group of industries could have an adverse impact on the fund.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: ( i ) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

12
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income
$973,778. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating Segment Reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.
The accounting policies of the fund are consistent with those described in these Notes to the Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s adviser, comprising of Senior management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the statement of assets and liabilities, investments held on the statement of
Investments, results of operations and significant segment expenses on the statement of operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the financial highlights.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.65% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30,
2025, there was no reduction in expenses pursuant to the undertaking.
In addition, the Adviser has contractually agreed, from February 28, 2025 through February 28, 2026, to assume the direct expenses of the fund so that the fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund’s 12b-1 plan (if any), taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) do not exceed 0.55% of the fund’s average daily net assets. Prior to February 28, 2026, this expense limitation agreement may only be terminated by the Board. On or after February 28, 2026, the Adviser terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $12,549 during the period ended
April 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a

13
wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.325% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $39,274.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended April 30, 2025, amounted to $17,576,024 and $14,848,170, respectively.
At April 30, 2025, accumulated net unrealized appreciation on investments was $9,741,041, consisting of gross appreciation of $10,427,583 and gross depreciation of $686,542.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of April 30, 2025, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 57,201 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
period ended April 30, 2025
, the fund
had in-kind
transactions associated with creations of $67,238,162 and redemptions of $2,495,227
.

14
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

15
Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

16
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

17
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-4865NCSRSA0425

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 16. Controls and Procedures.
(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.

Item 19. Exhibits.
(a)(1)               Not applicable.

(a)(2)               Not applicable.

(a)(3)               Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)               Not applicable.

(a)(5)               Not applicable.

(b)                    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    6/19/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    6/19/2025

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    6/18/2025

* Print the name and title of each signing officer under his or her signature.